UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock iShares Alternative Strategies V.I. Fund

BlackRock iShares Dynamic Allocation V.I. Fund

BlackRock iShares Dynamic Fixed Income V.I. Fund

BlackRock iShares Equity Appreciation V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.1%
Northrop Grumman Corp.	1,520	$361,517
Raytheon Co.	1,690	257,725

		619,242
Airlines — 0.5%
American Airlines Group, Inc.	37,310	1,578,213
Delta Air Lines, Inc.	20,600	946,776

		2,524,989
Auto Components — 1.2%
Lear Corp.	39,390	5,576,836
Magna International, Inc. (a)	13,310	574,460

		6,151,296
Banks — 13.2%
Bank of America Corp.	568,570	13,412,566
Citigroup, Inc.	443,590	26,535,554
JPMorgan Chase & Co.	238,196	20,923,137
KeyCorp	198,340	3,526,485
Regions Financial Corp.	335,338	4,872,461

		69,270,203
Beverages — 0.3%
PepsiCo, Inc.	12,560	1,404,962
Biotechnology — 2.3%
Gilead Sciences, Inc.	177,310	12,042,895
Capital Markets — 2.4%
Ameriprise Financial, Inc.	11,720	1,519,850
Morgan Stanley	90,440	3,874,450
Nasdaq, Inc.	102,050	7,087,373

		12,481,673
Chemicals — 0.8%
Akzo Nobel NV — ADR	146,385	4,034,370
Communications Equipment — 5.1%
Cisco Systems, Inc.	794,840	26,865,592
Consumer Finance — 8.3%
Capital One Financial Corp.	196,180	17,000,959
Discover Financial Services	313,600	21,447,104
SLM Corp. (b)	363,913	4,403,347
Synchrony Financial	23,270	798,161

		43,649,571
Containers & Packaging — 1.3%
Avery Dennison Corp.	12,210	984,126
Bemis Co., Inc.	31,680	1,547,885
Crown Holdings, Inc. (b)	30,130	1,595,383
Graphic Packaging Holding Co.	82,870	1,066,537
Owens-Illinois, Inc. (b)	69,440	1,415,187
Sealed Air Corp.	1,210	52,732

		6,661,850

Common Stocks	Shares	Value
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	159,000	$7,751,250
Electric Utilities — 3.4%
American Electric Power Co., Inc.	22,240	1,492,971
Duke Energy Corp.	14,300	1,172,743
Exelon Corp.	423,500	15,237,530

		17,903,244
Energy Equipment & Services — 0.6%
Superior Energy Services, Inc. (a)(b)	216,222	3,083,326
Equity Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Property Group, Inc.	53,450	1,147,037
Food & Staples Retailing — 4.6%
CVS Health Corp.	20,570	1,614,745
Kroger Co.	372,072	10,972,403
Rite Aid Corp. (b)	98,727	419,590
Walgreens Boots Alliance, Inc.	130,830	10,865,431

		23,872,169
Food Products — 0.6%
Hormel Foods Corp.	25,500	883,065
Mondelez International, Inc., Class A	39,790	1,714,153
Pilgrim’s Pride Corp. (a)	18,920	425,795

		3,023,013
Health Care Equipment & Supplies — 7.0%
Baxter International, Inc.	306,132	15,876,005
Hologic, Inc. (b)	47,722	2,030,571
Medtronic PLC	53,458	4,306,576
Zimmer Biomet Holdings, Inc.	118,270	14,441,950

		36,655,102
Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc.	4,910	410,820
Household Durables — 0.9%
Newell Brands, Inc.	91,510	4,316,527
Tupperware Brands Corp. (a)	9,330	585,178

		4,901,705
Independent Power and Renewable Electricity Producers — 3.0%
AES Corp.	1,126,320	12,592,258
Dynegy, Inc. (a)(b)	421,370	3,311,968

		15,904,226
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	10,610	1,324,871
Insurance — 4.0%
Athene Holding Ltd., Class A (a)(b)	18,886	944,111
Hartford Financial Services Group, Inc.	99,441	4,780,129
Lincoln National Corp.	68,097	4,456,949

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund

Common Stocks	Shares	Value
Insurance (continued)
Prudential Financial, Inc.	65,350	$6,971,538
XL Group Ltd.	97,590	3,889,937

		21,042,664
Internet Software & Services — 0.8%
eBay, Inc. (b)	122,080	4,098,226
IT Services — 0.5%
Fidelity National Information Services, Inc.	6,400	509,568
First Data Corp., Class A (b)	55,730	863,815
Total System Services, Inc.	22,560	1,206,058

		2,579,441
Media — 3.3%
Comcast Corp., Class A	190,880	7,175,179
Interpublic Group of Cos., Inc.	119,200	2,928,744
Omnicom Group, Inc. (a)	22,230	1,916,448
Scripps Networks Interactive, Inc., Class A (a)	70,739	5,543,815

		17,564,186
Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	32,430	2,595,048
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Starwood Property Trust, Inc.	207,204	4,678,666
Multiline Retail — 0.8%
Dollar General Corp.	56,680	3,952,296
Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	13,860	614,691
Oil, Gas & Consumable Fuels — 12.9%
Apache Corp. (a)	326,068	16,756,634
Devon Energy Corp.	429,871	17,934,218
Gulfport Energy Corp. (b)	425,140	7,308,156
Hess Corp.	8,711	419,957
Marathon Oil Corp. (a)	926,532	14,639,206
Marathon Petroleum Corp.	88,190	4,457,122
Occidental Petroleum Corp.	16,330	1,034,669
Parsley Energy, Inc., Class A (b)	3,480	113,135
Valero Energy Corp.	63,290	4,195,494
Whiting Petroleum Corp. (b)	52,760	499,110

		67,357,701
Personal Products — 0.2%
Unilever NV — NY Shares (a)	19,700	978,696
Pharmaceuticals — 5.3%
Novartis AG — ADR	83,230	6,181,492
Pfizer, Inc.	625,650	21,403,487

		27,584,979

Common Stocks	Shares	Value
Professional Services — 2.4%
Dun & Bradstreet Corp.	3,251	$350,913
Nielsen Holdings PLC	292,580	12,086,480

		12,437,393
Semiconductors & Semiconductor Equipment — 4.7%
NXP Semiconductors NV (b)	14,670	1,518,345
QUALCOMM, Inc.	367,350	21,063,849
Teradyne, Inc.	61,820	1,922,602

		24,504,796
Software — 0.5%
Oracle Corp.	54,640	2,437,490
Specialty Retail — 0.1%
Lowe’s Cos., Inc.	2,980	244,986
Urban Outfitters, Inc. (b)	17,980	427,205

		672,191
Technology Hardware, Storage & Peripherals — 1.9%
Apple Inc.	70,900	10,185,494
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc. (a)	81,460	1,137,996
Tobacco — 0.5%
Philip Morris International, Inc.	23,980	2,707,342
Wireless Telecommunication Services — 1.5%
Telephone & Data Systems, Inc.	274,104	7,266,497
United States Cellular Corp. (b)	20,323	758,658

		8,025,155
Total Common Stocks — 98.7%		516,837,857

Preferred Stocks
Food Products — 0.4%
Tyson Foods, Inc., 4.75% (c)	31,289	2,096,363
Total Long-Term Investments (Cost — $449,418,443) — 99.1%		518,934,220

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)	3,383,473	3,383,473
SL Liquidity Series, LLC, Money Market Series, 1.11% (d)(e)(f)	11,778,346	11,779,524
Total Short-Term Securities (Cost — $15,163,711) — 2.9%		15,162,997
Total Investments (Cost — $464,582,154*) — 102.0%		534,097,217
Liabilities in Excess of Other Assets — (2.0)%		(10,385,397)

Net Assets — 100.0%		$523,711,820

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$468,939,630

Gross unrealized appreciation	$89,316,151
Gross unrealized depreciation	(24,158,564)

Net unrealized appreciation	$65,157,587

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	Convertible security.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund

(d)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Realized Loss	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,004,744	(5,621,271)	3,383,473	$3,383,473	$ 6,233		—	—
SL Liquidity Series, LLC Money Market Series	15,486,989	(3,708,643)	11,778,346	11,779,524	12,727	[1]	$(390)	$(714)
Total				$15,162,997	$18,960		$(390)	$(714)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$518,934,220	—	—	$518,934,220
Short-Term Securities	3,383,473	—	—	3,383,473

Subtotal	$522,317,693	—	—	$522,317,693

Investments Valued at NAV[2]				11,779,524

Total Investments				$534,097,217

[1]	See above Schedule of Investments for values in each industry.

[2]	As of March 31, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
TransDigm Group, Inc. (a)	16,282	$3,584,645
Banks — 5.0%
Bank of America Corp.	351,032	8,280,845
Citigroup, Inc.	54,221	3,243,500
First Republic Bank (a)	26,720	2,506,603
SunTrust Banks, Inc.	25,837	1,428,786
Wells Fargo & Co.	63,562	3,537,861

		18,997,595
Beverages — 2.5%
Constellation Brands, Inc., Class A	58,232	9,437,660
Biotechnology — 6.8%
Alexion Pharmaceuticals, Inc. (b)	100,643	12,201,957
Biogen, Inc. (b)	25,570	6,991,349
Celgene Corp. (b)	32,725	4,071,972
Regeneron Pharmaceuticals, Inc. (b)	7,438	2,882,299

		26,147,577
Chemicals — 2.0%
Monsanto Co.	20,289	2,296,715
Sherwin-Williams Co.	17,749	5,505,562

		7,802,277
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B (b)	33,781	5,630,617
Diversified Telecommunication Services — 0.4%
Zayo Group Holdings, Inc. (b)	53,094	1,746,793
Electrical Equipment — 1.7%
Acuity Brands, Inc. (a)	32,087	6,545,748
Equity Real Estate Investment Trusts (REITs) — 2.5%
Equinix, Inc.	11,672	4,673,119
SBA Communications Corp. (b)	41,894	5,042,781

		9,715,900
Health Care Equipment & Supplies — 2.8%
Becton Dickinson and Co.	31,031	5,692,327
Boston Scientific Corp. (b)	198,320	4,932,218

		10,624,545
Health Care Providers & Services — 5.7%
Humana, Inc.	23,914	4,929,632
UnitedHealth Group, Inc.	102,388	16,792,656

		21,722,288
Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc. (a)(b)	3,203	1,427,001
Domino’s Pizza, Inc.	23,239	4,282,948

		5,709,949
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	20,976	4,331,334
Internet & Direct Marketing Retail — 14.1%
Amazon.com, Inc. (b)	32,867	29,137,910
Netflix, Inc. (b)	84,559	12,498,666
Priceline Group, Inc. (b)	6,927	12,329,852

		53,966,428

Common Stocks	Shares	Value
Internet Software & Services — 14.0%
Alibaba Group Holding Ltd. — ADR (a)(b)	35,376	$3,814,594
Alphabet, Inc., Class A (b)	32,560	27,604,368
Facebook, Inc., Class A (b)	84,554	12,010,896
Tencent Holdings Ltd.	359,500	10,357,023

		53,786,881
IT Services — 8.4%
Cognizant Technology Solutions Corp., Class A (b)	65,266	3,884,632
FleetCor Technologies, Inc. (b)	28,870	4,371,784
Global Payments, Inc.	83,107	6,705,073
Vantiv, Inc., Class A (b)	71,070	4,557,008
Visa, Inc., Class A	140,997	12,530,403

		32,048,900
Multiline Retail — 0.4%
Dollar Tree, Inc. (b)	19,658	1,542,367
Oil, Gas & Consumable Fuels — 1.3%
EOG Resources, Inc.	15,663	1,527,926
Pioneer Natural Resources Co.	18,853	3,510,994

		5,038,920
Pharmaceuticals — 0.8%
Zoetis, Inc.	58,706	3,133,139
Professional Services — 1.5%
Equifax, Inc.	41,772	5,711,903
Semiconductors & Semiconductor Equipment — 4.4%
ASML Holding NV (a)	64,687	8,590,434
Broadcom Ltd.	30,077	6,585,660
NVIDIA Corp.	15,489	1,687,217

		16,863,311
Software — 10.9%
Activision Blizzard, Inc.	145,958	7,277,466
Adobe Systems, Inc. (b)	41,439	5,392,457
Autodesk, Inc. (b)	67,132	5,804,904
Microsoft Corp.	265,120	17,460,803
salesforce.com, Inc. (b)	45,102	3,720,464
Snap, Inc., Class A (b)	85,035	1,915,838

		41,571,932
Specialty Retail — 3.0%
Home Depot, Inc.	54,950	8,068,309
Ulta Beauty, Inc. (b)	11,954	3,409,639

		11,477,948
Technology Hardware, Storage & Peripherals — 2.7%
Apple Inc.	71,239	10,234,195

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods — 3.0%
NIKE, Inc., Class B	203,301	$11,329,965
Total Common Stocks — 98.9%		378,702,817

Preferred Stocks — 1.0%	Shares	Value
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,858,021) (b)(c)	466,235	3,701,906
Total Long-Term Investments (Cost — $308,159,308) — 99.9%		382,404,723

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)	2,304,526	$ 2,304,526
SL Liquidity Series, LLC, Money Market Series, 1.11% (d)(e)(f)	9,358,422	9,359,358
Total Short-Term Securities (Cost — $11,664,227) — 3.1%		11,663,884
Total Investments (Cost — $319,823,535*) — 103.0%		394,068,607
Liabilities in Excess of Other Assets — (3.0)%		(11,406,212)

Net Assets — 100.0%		$382,662,395

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$319,958,791

Gross unrealized appreciation	$75,364,777
Gross unrealized depreciation	(1,254,961)

Net unrealized appreciation	$74,109,816

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,701,906, representing 1.0% of its net assets as of period end, and an original cost of $2,858,021.

(d)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,707,694	(1,403,168)	2,304,526	$ 2,304,526	$ 2,624		—	—
SL Liquidity Series, LLC, Money Market Series	4,725,932	4,632,490	9,358,422	9,359,358	8,871	[1]	$(1,299)	$76
Total				$11,663,884	$11,495		$(1,299)	$76

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund

equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,584,645	—	—	$3,584,645
Banks	18,997,595	—	—	18,997,595
Beverages	9,437,660	—	—	9,437,660
Biotechnology	26,147,577	—	—	26,147,577
Chemicals	7,802,277	—	—	7,802,277
Diversified Financial Services	5,630,617	—	—	5,630,617
Diversified Telecommunication Services	1,746,793	—	—	1,746,793
Electrical Equipment	6,545,748	—	—	6,545,748
Equity Real Estate Investment Trusts (REITs)	9,715,900	—	—	9,715,900
Health Care Equipment & Supplies	10,624,545	—	—	10,624,545
Health Care Providers & Services	21,722,288	—	—	21,722,288
Hotels, Restaurants & Leisure	5,709,949	—	—	5,709,949
Industrial Conglomerates	4,331,334	—	—	4,331,334
Internet & Direct Marketing Retail	53,966,428	—	—	53,966,428
Internet Software & Services	43,429,858	$10,357,023	—	53,786,881
IT Services	32,048,900	—	—	32,048,900
Multiline Retail	1,542,367	—	—	1,542,367
Oil, Gas & Consumable Fuels	5,038,920	—	—	5,038,920
Pharmaceuticals	3,133,139	—	—	3,133,139
Professional Services	5,711,903	—	—	5,711,903
Semiconductors & Semiconductor Equipment	16,863,311	—	—	16,863,311
Software	41,571,932	—	—	41,571,932
Specialty Retail	11,477,948	—	—	11,477,948
Technology Hardware, Storage & Peripherals	10,234,195	—	—	10,234,195
Textiles, Apparel & Luxury Goods	11,329,965	—	—	11,329,965
Preferred Stocks:
Software	—	—	$3,701,906	3,701,906
Short-Term Securities	2,304,526	—	—	2,304,526

Subtotal	$370,650,320	$10,357,023	$3,701,906	$384,709,249

Investments Valued at NAV[1]				9,359,358

Total Investments				$394,068,607

[1]	As of March 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between Levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2016	$3,771,841
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(69,935)
Purchases	—
Sales	—

Closing Balance, as of March 31, 2017	$3,701,906

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[1]	$(69,935)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$3,701,906	Market	Revenue Multiple[1]	10.75x
			Revenue Growth Rate[1]	133.00%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
Lockheed Martin Corp.	12,460	$3,334,296
Northrop Grumman Corp.	16,524	3,930,068

		7,264,364
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	20,940	2,246,862
Banks — 17.0%
Bank of America Corp.	479,010	11,299,846
Citigroup, Inc.	141,680	8,475,298
JPMorgan Chase & Co.	134,270	11,794,277
KeyCorp	81,800	1,454,404
SunTrust Banks, Inc.	55,927	3,092,763
U.S. Bancorp (a)	78,430	4,039,145
Wells Fargo & Co.	140,105	7,798,244

		47,953,977
Beverages — 2.1%
Coca-Cola Co.	69,105	2,932,816
Diageo PLC	103,280	2,957,437

		5,890,253
Capital Markets — 3.6%
CME Group, Inc.	5,770	685,476
Goldman Sachs Group, Inc.	13,300	3,055,276
Invesco Ltd.	48,558	1,487,331
Morgan Stanley	115,590	4,951,876

		10,179,959
Chemicals — 3.0%
Dow Chemical Co. (a)	109,175	6,936,979
E.I. du Pont de Nemours & Co.	10,445	839,047
Praxair, Inc.	6,405	759,633

		8,535,659
Communications Equipment — 0.8%
Motorola Solutions, Inc.	25,590	2,206,370
Containers & Packaging — 0.5%
International Paper Co.	27,050	1,373,599
Diversified Telecommunication Services — 1.5%
BCE, Inc.	15,785	698,802
Verizon Communications, Inc.	72,940	3,555,825

		4,254,627
Electric Utilities — 3.0%
Exelon Corp.	50,860	1,829,943
FirstEnergy Corp.	43,610	1,387,670
NextEra Energy, Inc.	27,845	3,574,463
PG&E Corp.	25,840	1,714,742

		8,506,818
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	4,675	727,944
Energy Equipment & Services — 0.4%
Schlumberger Ltd.	14,225	1,110,973
Equity Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	33,460	1,136,971

Common Stocks	Shares	Value
Food & Staples Retailing — 1.1%
Kroger Co.	107,470	$3,169,290
Food Products — 0.4%
Mondelez International, Inc., Class A	27,340	1,177,807
Health Care Equipment & Supplies — 0.7%
Becton Dickinson and Co.	10,170	1,865,585
Health Care Providers & Services — 5.9%
Aetna, Inc.	36,693	4,680,192
Anthem, Inc.	36,011	5,955,499
McKesson Corp.	8,850	1,312,101
Quest Diagnostics, Inc.	23,395	2,297,155
UnitedHealth Group, Inc.	15,482	2,539,203

		16,784,150
Hotels, Restaurants & Leisure — 0.4%
Hilton Grand Vacations, Inc. (b)	1,438	41,213
Hilton Worldwide Holdings, Inc.	20,662	1,207,900

		1,249,113
Household Products — 1.0%
Procter & Gamble Co.	31,825	2,859,476
Industrial Conglomerates — 5.6%
3M Co.	10,265	1,964,003
General Electric Co.	228,075	6,796,635
Honeywell International, Inc.	28,860	3,603,748
Koninklijke Philips NV	103,730	3,332,261

		15,696,647
Insurance — 6.1%
Allstate Corp.	17,770	1,448,077
American International Group, Inc.	83,100	5,187,933
Marsh & McLennan Cos., Inc.	19,250	1,422,383
MetLife, Inc.	62,740	3,313,927
Prudential Financial, Inc.	38,250	4,080,510
Travelers Cos., Inc.	15,568	1,876,567

		17,329,397
Machinery — 0.2%
Pentair PLC	7,390	463,944
Media — 2.4%
Comcast Corp., Class A	139,890	5,258,465
Publicis Groupe SA	23,000	1,605,870

		6,864,335
Multiline Retail — 0.9%
Dollar General Corp.	37,140	2,589,772
Multi-Utilities — 1.8%
Dominion Resources, Inc.	35,760	2,773,903
Public Service Enterprise Group, Inc.	49,980	2,216,613

		4,990,516
Oil, Gas & Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	12,420	770,040
Chevron Corp.	36,733	3,944,022
Enbridge, Inc. (a)	28,877	1,208,214
Exxon Mobil Corp.	37,845	3,103,668
Hess Corp.	63,649	3,068,518

Portfolio Abbreviations
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Marathon Oil Corp. (a)	86,330	$1,364,014
Marathon Petroleum Corp.	42,530	2,149,466
Occidental Petroleum Corp.	69,060	4,375,642
Royal Dutch Shell PLC, Class A — ADR	13,300	701,309
Suncor Energy, Inc.	137,700	4,234,275
TOTAL SA — ADR (a)	92,018	4,639,548

		29,558,716
Personal Products — 1.2%
Unilever NV — NY Shares (a)	65,365	3,247,333
Pharmaceuticals — 7.7%
AstraZeneca PLC	73,386	4,512,277
Johnson & Johnson	12,565	1,564,971
Merck & Co., Inc.	92,550	5,880,627
Pfizer, Inc.	289,060	9,888,743

		21,846,618
Professional Services — 1.2%
Experian PLC	94,370	1,925,261
Nielsen Holdings PLC	36,260	1,497,901

		3,423,162
Road & Rail — 0.5%
Union Pacific Corp.	14,605	1,546,962
Semiconductors & Semiconductor Equipment — 1.9%
QUALCOMM, Inc.	28,590	1,639,351
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	117,100	3,845,564

		5,484,915
Software — 4.7%
Constellation Software, Inc.	389	191,158
Microsoft Corp.	95,445	6,286,008
Oracle Corp.	155,200	6,923,472

		13,400,638
Specialty Retail — 1.6%
Gap, Inc. (a)	71,470	1,736,006

Common Stocks	Shares	Value
Specialty Retail (concluded)
Home Depot, Inc.	18,675	$2,742,050

		4,478,056
Technology Hardware, Storage & Peripherals — 2.1%
Lenovo Group Ltd.	1,794,000	1,182,615
Samsung Electronics Co. Ltd. — GDR	5,259	4,825,133

		6,007,748
Tobacco — 0.8%
Altria Group, Inc.	16,025	1,144,505
Philip Morris International, Inc.	10,645	1,201,821

		2,346,326
Water Utilities — 0.1%
American Water Works Co., Inc.	4,765	370,574
Wireless Telecommunication Services — 0.6%
SK Telecom Co. Ltd — ADR	63,130	1,589,613
Total Common Stocks — 95.3%		269,729,069
Total Long-Term Investments (Cost — $237,479,931) — 95.3%		269,729,069

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)(d)	12,841,063	12,841,063
SL Liquidity Series, LLC, Money Market Series, 1.11% (c)(d)(e)	9,517,006	9,517,957
Total Short-Term Securities (Cost — $22,359,464) — 7.9%		22,359,020
Total Investments (Cost — $259,839,395*) — 103.2%		292,088,089
Liabilities in Excess of Other Assets — (3.2)%		(9,125,390)

Net Assets — 100.0%		$282,962,699

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$260,106,910

Gross unrealized appreciation	$34,223,371
Gross unrealized depreciation	(2,242,192)

Net unrealized appreciation	$31,981,179

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	11,807,360	1,033,703	12,841,063	$12,841,063	$12,891		—
SL Liquidity Series, LLC, Money Market Series	5,710,743	3,806,263	9,517,006	9,517,957	5,890	[1]	$(377)
				$22,359,020	$18,781		$(377)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$7,264,364	—	—	$7,264,364
Air Freight & Logistics	2,246,862	—	—	2,246,862
Banks	47,953,977	—	—	47,953,977
Beverages	2,932,816	$2,957,437	—	5,890,253
Capital Markets	10,179,959	—	—	10,179,959
Chemicals	8,535,659	—	—	8,535,659
Communications Equipment	2,206,370	—	—	2,206,370
Containers & Packaging	1,373,599	—	—	1,373,599
Diversified Telecommunication Services	4,254,627	—	—	4,254,627
Electric Utilities	8,506,818	—	—	8,506,818
Electrical Equipment	727,944	—	—	727,944
Energy Equipment & Services	1,110,973	—	—	1,110,973
Equity Real Estate Investment Trusts (REITs)	1,136,971	—	—	1,136,971
Food & Staples Retailing	3,169,290	—	—	3,169,290
Food Products	1,177,807	—	—	1,177,807
Health Care Equipment & Supplies	1,865,585	—	—	1,865,585
Health Care Providers & Services	16,784,150	—	—	16,784,150
Hotels, Restaurants & Leisure	1,249,113	—	—	1,249,113
Household Products	2,859,476	—	—	2,859,476
Industrial Conglomerates	12,364,386	3,332,261	—	15,696,647
Insurance	17,329,397	—	—	17,329,397
Machinery	463,944	—	—	463,944
Media	5,258,465	1,605,870	—	6,864,335
Multiline Retail	2,589,772	—	—	2,589,772
Multi-Utilities	4,990,516	—	—	4,990,516
Oil, Gas & Consumable Fuels	29,558,716	—	—	29,558,716
Personal Products	3,247,333	—	—	3,247,333
Pharmaceuticals	17,334,341	4,512,277	—	21,846,618
Professional Services	1,497,901	1,925,261	—	3,423,162
Road & Rail	1,546,962	—	—	1,546,962

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments (concluded)	BlackRock Equity Dividend V.I. Fund

	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$5,484,915	—	—	$5,484,915
Software	13,400,638	—	—	13,400,638
Specialty Retail	4,478,056	—	—	4,478,056
Technology Hardware, Storage & Peripherals	4,825,133	$1,182,615	—	6,007,748
Tobacco	2,346,326	—	—	2,346,326
Water Utilities	370,574	—	—	370,574
Wireless Telecommunication Services	1,589,613	—	—	1,589,613
Short-Term Securities	12,841,063	—	—	12,841,063

Subtotal	$267,054,411	$15,515,721	—	$282,570,132

Investments Valued at NAV[1]				9,517,957

Total Investments				$292,088,089

[1]	As of March 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Consolidated Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 0.5%
Anheuser-Busch InBev SA	365,878	$40,091,298
Umicore SA	174,654	9,946,418

		50,037,716
Canada — 0.6%
Encana Corp. (a)	2,811,533	32,923,051
Fairfax Financial Holdings Ltd. (a)	18,536	8,435,528
Platinum Group Metals Ltd. (a)(b)	2,001,316	3,262,145
Platinum Group Metals Ltd. (b)	446,728	735,673
Toronto-Dominion Bank	333,675	16,713,232

		62,069,629
China — 0.5%
Alibaba Group Holding Ltd. — ADR (a)(b)	339,399	36,597,394
Brilliance China Automotive Holdings Ltd.	3,882,000	6,494,156
China Mobile Ltd. — ADR	60,847	3,360,580
CLP Holdings Ltd.	325,500	3,407,490
Haitian International Holdings Ltd.	2,429,800	5,656,687
Want Want China Holdings Ltd. (a)	2,651,000	1,835,917

		57,352,224
Czech Republic — 0.0%
CEZ AS	125,772	2,165,575
Finland — 0.3%
Nokia OYJ	5,932,748	31,887,688
France — 3.2%
Accor SA	346,055	14,393,912
Airbus SE	367,922	28,058,463
AXA SA	593,090	15,322,995
BNP Paribas SA	278,783	18,551,410
Cie Generale des Etablissements Michelin	86,033	10,454,576
Compagnie de Saint-Gobain	280,164	14,374,372
Danone SA	841,182	57,221,536
Dassault Aviation SA	13,229	16,800,478
LVMH Moet Hennessy Louis Vuitton SE	81,409	17,893,137
Safran SA	491,724	36,699,413
Sanofi	333,029	30,104,343
Sodexo SA	67,085	7,882,270
TOTAL SA	462,159	23,368,405
TOTAL SA — ADR	22,040	1,111,257
Ubisoft Entertainment SA (b)	376,513	16,058,113
Unibail-Rodamco SE	57,960	13,514,616
Vinci SA	175,984	13,974,692

		335,783,988

Common Stocks	Shares	Value
Germany — 1.7%
BASF SE	150,681	$14,919,528
Bayer AG, Registered Shares	377,431	43,485,289
Deutsche Telekom AG, Registered Shares	1,415,875	24,809,934
Evonik Industries AG	338,305	11,026,902
GEA Group AG (a)	284,980	12,106,985
Innogy SE (b)(c)	1,246,894	46,992,484
Siemens AG, Registered Shares	101,957	13,965,320
Vonovia SE	405,584	14,289,531

		181,595,973
Hong Kong — 0.5%
Cheung Kong Infrastructure Holdings Ltd.	314,000	2,465,921
Hang Lung Properties Ltd.	646,000	1,679,388
HKT Trust & HKT Ltd. (d)	1,922,000	2,478,085
Jardine Matheson Holdings Ltd.	43,500	2,794,875
Link REIT	397,000	2,782,475
Power Assets Holdings Ltd.	279,000	2,406,604
Sino Land Co. Ltd.	1,188,000	2,083,331
Sun Hung Kai Properties Ltd.	1,962,083	28,843,132
Swire Pacific Ltd., Class A	255,500	2,553,793
Wharf Holdings Ltd.	404,000	3,471,990

		51,559,594
India — 1.0%
Coal India Ltd.	2,995,952	13,502,949
Hero MotoCorp Ltd.	47,407	2,352,488
Infosys Ltd.	1,608,533	25,358,702
Maruti Suzuki India Ltd.	92,003	8,523,846
Oil & Natural Gas Corp. Ltd. (b)	822,817	2,344,420
Reliance Industries Ltd. (b)	2,197,288	44,699,455
Yes Bank Ltd.	267,208	6,172,511

		102,954,371
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (b)	11,875,834	12,476,795
Ireland — 0.5%
Perrigo Co. PLC	431,985	28,679,484
Shire PLC	467,060	27,214,166

		55,893,650

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	PLN	Polish Zloty
AUD	Australian Dollar	JPY	Japanese Yen	REIT	Real Estate Investment Trust
BRL	Brazilian Real	LIBOR	London Interbank Offered Rate	RON	Romanian Leu
CAD	Canadian Dollar	MXN	Mexican Peso	S&P	Standard & Poor’s
CVA	Certification Van Aandelon	NOK	Norwegian Krone	SGD	Singapore Dollar
	(Dutch Certificate)	NVDR	Non-Voting Depository Receipts	SGX	Singapore Exchange Ltd.
ETF	Exchange-Traded Fund	NZD	New Zealand Dollar	SPDR	Standard & Poor’s Depositary Receipts
EUR	Euro	OTC	Over-the-Counter	TOPIX	Tokyo Price Index
EURIBOR	Euro Interbank Offered Rate	PCL	Public Company Limited	USD	U.S. Dollar
FTSE	Financial Times Stock Exchange	PIK	Payment-in-kind	ZAR	South African Rand

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
Italy — 0.9%
Ei Towers SpA (a)	339,863	$19,107,278
Enel SpA	4,097,185	19,279,223
Luxottica Group SpA	289,473	15,975,044
RAI Way SpA (a)(c)	1,693,585	8,816,803
Snam SpA	343,316	1,483,794
Telecom Italia SpA (b)	28,346,799	25,517,472
Telecom Italia SpA, Non-Convertible Savings Shares	895,768	653,986

		90,833,600
Japan — 9.5%
Aisin Seiki Co. Ltd.	257,139	12,664,645
Ajinomoto Co., Inc.	993,300	19,654,167
Alfresa Holdings Corp.	114,200	1,985,262
Alpine Electronics, Inc.	84,400	1,214,672
Asahi Group Holdings Ltd.	369,000	13,971,931
Asahi Kasei Corp.	1,452,100	14,109,222
Astellas Pharma, Inc.	135,265	1,784,000
Bridgestone Corp.	554,732	22,518,325
Canon Marketing Japan, Inc.	96,800	1,927,766
Chiyoda Corp.	301,000	1,946,819
Chubu Electric Power Co., Inc.	474,500	6,373,935
COMSYS Holdings Corp.	116,300	2,085,891
Daikin Industries Ltd.	131,000	13,209,808
Denso Corp.	618,020	27,268,352
East Japan Railway Co.	462,551	40,390,656
Exedy Corp.	66,700	1,910,431
FUJIFILM Holdings Corp.	72,400	2,837,925
Futaba Industrial Co. Ltd.	338,921	2,443,644
GS Yuasa Corp.	1,051,000	4,906,405
Hino Motors Ltd.	201,800	2,446,631
Hirose Electric Co. Ltd.	19,700	2,729,233
Hitachi Chemical Co. Ltd.	430,200	11,950,342
Honda Motor Co. Ltd.	471,983	14,248,715
Hoya Corp.	737,774	35,642,447
Inpex Corp.	2,036,839	20,085,213
Japan Airlines Co. Ltd.	1,133,500	35,988,572
Japan Tobacco, Inc.	82,000	2,668,899
Kamigumi Co. Ltd.	211,000	1,828,625
KDDI Corp.	366,900	9,649,763
Keyence Corp.	20,400	8,183,925
Kinden Corp.	348,100	4,874,432
Koito Manufacturing Co. Ltd.	141,400	7,369,550
Komatsu Ltd.	778,100	20,380,988
Kubota Corp.	815,296	12,289,345
Kuraray Co. Ltd.	143,600	2,184,531
Kurita Water Industries Ltd.	81,800	1,986,314
Kyocera Corp.	95,300	5,324,161
Kyushu Railway Co.	255,800	7,869,351
Mabuchi Motor Co. Ltd.	58,400	3,296,609
Maeda Road Construction Co. Ltd.	138,000	2,444,510
Makita Corp.	69,000	2,419,952
Medipal Holdings Corp.	130,900	2,056,722
Mitsubishi Electric Corp.	2,586,300	37,264,185
Mitsubishi Estate Co. Ltd.	2,082,000	37,947,924
Mitsubishi UFJ Financial Group, Inc.	3,058,400	19,265,375
MS&AD Insurance Group Holdings, Inc.	280,614	8,962,980
Murata Manufacturing Co. Ltd.	182,328	25,975,463
Nintendo Co. Ltd.	99,500	23,087,869
Nippo Corp.	134,000	2,547,420
Nippon Telegraph & Telephone Corp.	88,060	3,764,857
Nippon Television Holdings, Inc.	195,200	3,375,832
Nitto Denko Corp.	223,900	17,320,908
NTT DOCOMO, Inc.	252,700	5,901,113
Okumura Corp.	934,751	5,693,238

Common Stocks	Shares	Value
Japan (continued)
Otsuka Holdings Co. Ltd.	78,000	$3,530,318
Rinnai Corp.	72,823	5,801,232
Rohm Co. Ltd.	265,353	17,665,864
Sawai Pharmaceutical Co. Ltd.	39,200	2,128,245
Secom Co. Ltd.	41,800	3,003,640
Seino Holdings Co. Ltd.	149,300	1,681,250
Seven & i Holdings Co. Ltd.	35,000	1,374,927
Shimamura Co. Ltd.	19,900	2,638,035
Shin-Etsu Chemical Co. Ltd.	522,734	45,435,697
SHO-BOND Holdings Co. Ltd.	27,600	1,215,231
SKY Perfect JSAT Holdings, Inc.	239,700	1,016,417
Sompo Holdings, Inc.	573,900	21,084,188
Sony Financial Holdings, Inc. (a)	548,000	8,800,658
Stanley Electric Co. Ltd.	92,800	2,653,084
Subaru Corp.	562,664	20,637,553
Sumco Corp.	736,700	12,305,999
Sumitomo Electric Industries Ltd.	842,748	14,009,319
Sumitomo Mitsui Financial Group, Inc.	1,013,247	36,880,943
Suzuken Co. Ltd.	57,900	1,902,661
Suzuki Motor Corp.	1,035,289	42,999,408
Toda Corp.	978,896	5,900,184
Toho Co. Ltd.	89,200	2,367,581
Tokio Marine Holdings, Inc.	540,123	22,827,952
Tokyo Gas Co. Ltd.	5,285,070	24,137,442
Tokyo Steel Manufacturing Co. Ltd.	263,500	2,220,941
Toray Industries, Inc.	1,564,000	13,919,730
Toyota Industries Corp.	633,277	31,502,437
Toyota Motor Corp.	111,100	6,030,269
Trend Micro, Inc.	79,600	3,543,030
TV Asahi Holdings Corp.	132,200	2,504,923
Ube Industries Ltd.	3,976,346	8,979,994
West Japan Railway Co.	185,100	12,071,043
Yamada Denki Co. Ltd. (a)	1,728,100	8,638,978
Yamaha Corp.	80,500	2,227,018
Yamato Kogyo Co. Ltd.	60,800	1,572,956

		997,438,997
Mexico — 0.1%
Fibra Uno Administracion SA de CV (a)	4,729,941	8,086,924
Netherlands — 1.0%
ING Groep NV	2,746,423	41,482,845
Koninklijke Philips NV	1,320,271	42,412,878
Patheon NV (a)(b)	300,347	7,911,140
Randstad Holding NV	230,694	13,299,089
Unilever NV CVA	43,894	2,180,699

		107,286,651
Portugal — 0.1%
NOS SGPS SA	960,421	5,233,149
Singapore — 0.3%
CapitaLand Ltd.	10,461,450	27,154,008
ComfortDelGro Corp. Ltd.	1,717,200	3,143,260
Singapore Telecommunications Ltd.	1,501,100	4,206,586

		34,503,854
South Korea — 0.6%
Coway Co. Ltd.	35,210	3,031,308
Doosan Bobcat, Inc. (a)	560,055	18,382,775
Hyundai Motor Co.	107,640	15,169,900
KT&G Corp.	51,339	4,476,037
LG Chem Ltd. (a)	12,384	3,256,229
POSCO	11,307	2,936,722
SK Hynix, Inc.	271,625	12,268,485

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
South Korea (continued)
SK Telecom Co. Ltd.	13,191	$2,980,512

		62,501,968
Spain — 0.5%
Banco Santander SA	2,746,260	16,810,766
Cellnex Telecom SAU (c)	1,570,708	25,869,466
Gas Natural SDG SA (a)	352,431	7,709,019

		50,389,251
Sweden — 0.6%
SKF AB, Class B (a)	2,179,054	43,091,942
Svenska Handelsbanken AB, Class A (a)	1,262,984	17,308,004

		60,399,946
Switzerland — 0.8%
Nestle SA, Registered Shares	961,276	73,779,635
UBS Group AG, Registered Shares	870,232	13,910,322

		87,689,957
Taiwan — 0.3%
Cathay Financial Holding Co. Ltd.	1,599,000	2,566,545
Cheng Shin Rubber Industry Co. Ltd.	2,828,323	5,843,978
Chunghwa Telecom Co. Ltd.	962,000	3,266,838
Far EasTone Telecommunications Co. Ltd.	1,133,000	2,781,803
Formosa Chemicals & Fibre Corp.	522,000	1,623,962
Formosa Petrochemical Corp.	485,000	1,694,120
Formosa Plastics Corp.	566,000	1,687,817
Fubon Financial Holding Co. Ltd.	1,582,000	2,580,314
Hon Hai Precision Industry Co. Ltd.	1,070,200	3,209,624
Nan Ya Plastics Corp.	710,000	1,682,117
Taiwan Mobile Co. Ltd.	1,191,000	4,375,541
Uni-President Enterprises Corp.	1,806,000	3,385,787

		34,698,446
Thailand — 0.1%
Advanced Info Service PCL	710,800	3,681,991
Intouch Holdings PCL — NVDR	728,600	1,182,126
Intouch Holdings PCL, Class F	1,349,900	2,198,977
PTT Global Chemical PCL	1,505,300	3,208,824
Siam Cement PCL	188,300	2,958,853
Siam Cement PCL — NVDR	34,300	539,048
Thai Oil PCL	712,000	1,564,380

		15,334,199
United Arab Emirates — 0.2%
NMC Health PLC	973,894	21,587,718
United Kingdom — 3.7%
AstraZeneca PLC	486,261	29,898,678
BAE Systems PLC	1,760,984	14,172,708
Berkeley Group Holdings PLC	292,924	11,778,309
BP PLC	1,457,737	8,390,885
BP PLC — ADR (a)	959,766	33,131,122
Diageo PLC — ADR (a)	110,687	12,793,203
GlaxoSmithKline PLC	1,326,513	27,582,040
HSBC Holdings PLC	5,156,267	42,058,790
Liberty Global PLC, Class A (b)	169,360	6,074,943
Meggitt PLC	1,794,480	10,015,480
Michael Kors Holdings Ltd. (b)	507,930	19,357,212
National Grid PLC	109,487	1,389,091
Pearson PLC	1,028,468	8,769,577
Royal Dutch Shell PLC, A Shares	1,049,670	27,636,233
Royal Dutch Shell PLC, Class A — ADR (a)	980,211	51,686,526
Smiths Group PLC	715,381	14,535,403
Spire Healthcare Group PLC (c)	2,576,808	10,459,136
Vodafone Group PLC	16,020,533	41,749,179

Common Stocks	Shares	Value
United Kingdom (continued)
Vodafone Group PLC — ADR (a)	556,471	$14,707,529

		386,186,044
United States — 25.9%
3M Co.	7,884	1,508,446
Abbott Laboratories	376,779	16,732,755
AbbVie, Inc.	25,557	1,665,294
Acadia Healthcare Co., Inc. (a)(b)	265,671	11,583,256
Accenture PLC, Class A	17,358	2,080,877
Adobe Systems, Inc. (b)	17,526	2,280,658
Aetna, Inc.	360,045	45,923,740
Air Products & Chemicals, Inc.	295,588	39,990,101
Alliance Data Systems Corp.	5,035	1,253,715
Allstate Corp.	291,420	23,747,816
Alphabet, Inc., Class C (b)	21,391	17,745,118
Altria Group, Inc.	37,104	2,649,968
Amazon.com, Inc. (b)	100,429	89,034,326
Amdocs Ltd.	36,261	2,211,558
American International Group, Inc.	15,758	983,772
American Tower Corp.	32,051	3,895,479
Ameriprise Financial, Inc.	12,873	1,669,371
Amgen, Inc.	15,114	2,479,754
Anadarko Petroleum Corp.	871,386	54,025,932
Anthem, Inc.	151,709	25,089,634
Apple Inc. (e)	708,939	101,846,184
Axalta Coating Systems Ltd. (b)	1,173,062	37,772,596
Axis Capital Holdings Ltd.	27,028	1,811,687
Bank of America Corp.	3,442,459	81,207,608
Bank of New York Mellon Corp.	19,491	920,560
Baxter International, Inc.	237,330	12,307,934
Bed Bath & Beyond, Inc. (a)	322,587	12,729,283
Berkshire Hathaway, Inc., Class A (b)	132	32,980,200
Berkshire Hathaway, Inc., Class B (b)	227,096	37,852,361
Biogen, Inc. (b)	33,554	9,174,335
Boeing Co.	9,766	1,727,215
Brookdale Senior Living, Inc. (a)(b)	1,139,761	15,306,990
Capital One Financial Corp.	25,489	2,208,877
Cardinal Health, Inc.	26,632	2,171,840
Catalent, Inc. (b)	402,973	11,412,195
Centene Corp. (b)	234,028	16,676,835
Charles Schwab Corp.	500,056	20,407,285
Charter Communications, Inc., Class A (b)	63,487	20,780,565
Chevron Corp.	7,259	779,399
Chipotle Mexican Grill, Inc. (a)(b)	82,971	36,965,240
Chubb Ltd.	204,285	27,833,831
Cisco Systems, Inc.	40,463	1,367,649
Citigroup, Inc.	765,036	45,764,454
Cognizant Technology Solutions Corp., Class A (b)	337,694	20,099,547
Colgate-Palmolive Co.	46,169	3,379,109
Comcast Corp., Class A	1,416,084	53,230,598
CommScope Holding Co, Inc. (b)	797,443	33,261,348
Computer Sciences Corp.	33,898	2,339,301
Constellation Brands, Inc., Class A	12,211	1,979,037
Crown Castle International Corp.	12,309	1,162,585
Crown Holdings, Inc. (b)	26,296	1,392,373
Delta Air Lines, Inc.	505,874	23,249,969
Discover Financial Services	270,396	18,492,382
DISH Network Corp., Class A (b)	237,018	15,048,273
E.I. du Pont de Nemours & Co.	631,442	50,723,736
Edgewell Personal Care Co. (b)	525,254	38,417,078
Electronic Arts, Inc. (b)	180,557	16,163,463
EQT Corp.	190,976	11,668,634
Expedia, Inc.	113,449	14,313,860

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
United States (continued)
Facebook, Inc., Class A (b)	421,578	$59,885,155
Fifth Third Bancorp	33,959	862,559
Ford Motor Co.	1,192,048	13,875,439
Fortune Brands Home & Security, Inc.	201,487	12,260,484
General Dynamics Corp.	12,606	2,359,843
Gilead Sciences, Inc.	785,113	53,324,875
Global Payments, Inc.	175,230	14,137,556
Goldman Sachs Group, Inc.	130,879	30,065,524
Goodyear Tire & Rubber Co.	33,680	1,212,480
H&R Block, Inc. (a)	528,238	12,281,533
Hartford Financial Services Group, Inc.	60,593	2,912,706
HCA Holdings, Inc. (b)	302,953	26,959,787
Helmerich & Payne, Inc. (a)	20,151	1,341,452
Home Depot, Inc.	111,853	16,423,376
Illinois Tool Works, Inc.	10,655	1,411,468
Intel Corp.	46,927	1,692,657
International Paper Co.	36,443	1,850,576
Intuit, Inc.	129,947	15,072,553
Invitae Corp. (b)	403,385	4,461,438
Jawbone Health Hub, Inc. (Acquired 1/24/17, cost $0) (b)(f)	333,860	910,536
Johnson & Johnson	31,878	3,970,405
JPMorgan Chase & Co.	550,906	48,391,583
Kansas City Southern	386,886	33,179,343
KLA-Tencor Corp.	18,774	1,784,844
Lear Corp.	23,657	3,349,358
Liberty Broadband Corp., Class A (b)	72,528	6,171,408
Liberty Broadband Corp., Class C (b)	140,677	12,154,493
Liberty Media Corp. — Liberty Formula One (Acquired 1/23/17, cost $6,026,208) (b)(f)	219,570	7,263,187
Liberty Media Corp. — Liberty SiriusXM Group, Class A (b)	261,632	10,182,717
Liberty Media Corp. — Liberty SiriusXM Group, Class C (b)	487,665	18,911,649
Lookout, Inc. (Acquired 3/04/15, cost $936,169) (b)(f)	81,954	41,797
Lowe’s Cos., Inc.	615,192	50,574,934
ManpowerGroup, Inc.	9,563	980,877
Marathon Oil Corp.	1,847,555	29,191,369
Marathon Petroleum Corp.	1,506,050	76,115,767
Marsh & McLennan Cos., Inc.	292,371	21,603,293
Masco Corp.	417,997	14,207,718
Mastercard, Inc., Class A	167,542	18,843,449
McDonald’s Corp.	16,993	2,202,463
McKesson Corp.	8,440	1,251,314
Medtronic PLC	58,928	4,747,240
Merck & Co., Inc.	143,309	9,105,854
MetLife, Inc.	445,367	23,524,285
Microsoft Corp.	268,358	17,674,058
Mohawk Industries, Inc. (b)	61,047	14,009,676
Mondelez International, Inc., Class A	96,247	4,146,321
Morgan Stanley	653,730	28,005,793
Mylan NV (b)	438,805	17,109,007
NextEra Energy Partners LP	333,530	11,049,849
NextEra Energy, Inc.	364,201	46,752,482
NIKE, Inc., Class B	198,524	11,063,743
Northrop Grumman Corp.	8,935	2,125,100
Nuance Communications, Inc. (b)	944,498	16,349,260
Omnicom Group, Inc.	11,036	951,414
Packaging Corp. of America	22,824	2,091,135
PepsiCo, Inc.	36,515	4,084,568
Pfizer, Inc.	2,011,105	68,799,902
Phillips 66	19,894	1,576,003
Prudential Financial, Inc.	18,386	1,961,418
Pure Storage, Inc., Class A (b)	1,238,184	12,171,349

Common Stocks	Shares	Value
United States (continued)
PVH Corp.	10,373	$1,073,294
QUALCOMM, Inc.	707,887	40,590,241
Ralph Lauren Corp. (a)	125,604	10,251,798
Raytheon Co.	10,179	1,552,298
Reinsurance Group of America, Inc.	15,654	1,987,745
Rockwell Automation, Inc.	9,300	1,448,103
Roper Technologies, Inc.	147,729	30,504,561
Sabre Corp. (a)	752,422	15,943,822
Schlumberger Ltd.	193,378	15,102,822
Scripps Networks Interactive, Inc., Class A (a)	18,447	1,445,691
Sempra Energy	191,966	21,212,243
Simon Property Group, Inc.	122,616	21,093,630
Snap, Inc., Class A (a)(b)	685,872	15,452,696
Southwest Airlines Co.	400,998	21,557,652
Square, Inc., Class A (b)	428,001	7,395,857
St. Joe Co. (b)	1,376,362	23,466,972
Starbucks Corp.	246,626	14,400,492
Stryker Corp.	7,073	931,160
SunTrust Banks, Inc.	285,888	15,809,606
Target Corp.	477,531	26,354,936
Tenet Healthcare Corp. (a)(b)	1,101,579	19,508,964
Thermo Fisher Scientific, Inc.	22,736	3,492,250
Travelers Cos., Inc.	30,237	3,644,768
Tyson Foods, Inc., Class A	17,644	1,088,811
United Continental Holdings, Inc. (b)	666,805	47,103,105
United Rentals, Inc. (b)	14,670	1,834,484
UnitedHealth Group, Inc.	11,473	1,881,687
Unum Group	244,387	11,459,306
Urban Outfitters, Inc. (b)	384,578	9,137,573
Valero Energy Corp.	41,424	2,745,997
VeriFone Systems, Inc. (a)(b)	743,476	13,925,305
VeriSign, Inc. (a)(b)	25,103	2,186,722
Verizon Communications, Inc.	812,860	39,626,925
Vertex Pharmaceuticals, Inc. (b)	27,725	3,031,729
Visa, Inc., Class A	196,551	17,467,487
Vistra Energy Corp.	125,363	2,043,417
VMware, Inc., Class A (a)(b)	155,068	14,287,966
WABCO Holdings, Inc. (b)	11,361	1,334,009
Walgreens Boots Alliance, Inc.	152,486	12,663,962
Wells Fargo & Co.	183,462	10,211,495
Western Digital Corp.	12,759	1,053,000
WestRock Co.	312,137	16,240,488
Whole Foods Market, Inc. (a)	778,106	23,125,310
Williams Cos., Inc.	849,156	25,126,526
Williams-Sonoma, Inc. (a)	324,932	17,422,854
Wyndham Worldwide Corp.	22,429	1,890,540
Zimmer Biomet Holdings, Inc.	276,163	33,722,264

		2,739,282,971
Total Common Stocks — 53.5%		5,645,230,878

Corporate Bonds		Par (000)	Value
Argentina — 0.0%
IRSA Propiedades Comerciales SA, 8.75%, 3/23/23 (c)	USD	4,384	4,824,943
Australia — 0.3%
Quintis Ltd., 8.75%, 8/01/23 (c)		28,698	28,411,020
Brazil — 0.0%
Odebrecht Finance Ltd., 4.38%, 4/25/25 (c)		5,283	1,901,880

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Corporate Bonds		Par (000)	Value
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18 (b)(c)(g)	USD	7,809	$390,438
China — 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21		8,305	8,387,727
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (b)(g)(h)	SGD	11,400	—
China Milk Products Group Ltd., 0.00%, 1/05/12 (b)(g)(h)	USD	4,800	24,000

			8,411,727
France — 0.1%
BNP Paribas SA, 2.40%, 12/12/18		13,034	13,110,079
Germany — 0.2%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (c)(h)	EUR	17,100	21,217,660
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (c)	USD	2,662	2,768,187

			23,985,847
India — 0.1%
REI Agro Ltd.:
5.50%, 11/13/14 (b)(g)(h)		2,291	11,455
5.50%, 11/13/14 (b)(c)(g)(h)		6,148	30,740
Suzlon Energy Ltd., 5.75%, 7/16/19 (c)(h)(i)		9,510	10,746,300

			10,788,495
Ireland — 0.0%
GE Capital International Funding Co., 2.34%, 11/15/20		3,486	3,501,080
Italy — 0.2%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		10,641	10,893,405
Telecom Italia SpA, 5.30%, 5/30/24 (c)		7,626	7,711,793

			18,605,198
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		6,206	6,252,781
Luxembourg — 0.1%
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		7,172	6,445,835
8.00%, 2/15/24 (c)		2,600	2,756,000

			9,201,835
Mexico — 0.0%
Trust F/1401, 5.25%, 12/15/24 (c)		3,482	3,560,345
Netherlands — 0.1%
Bio City Development Co. BV, 8.00%, 7/06/18 (b)(c)(g)(h)		21,400	6,691,780
Constellium NV:
7.00%, 1/15/23 (c)	EUR	3,611	3,938,979
8.00%, 1/15/23 (c)	USD	1,180	1,209,500
Cooperatieve Rabobank UA, 3.95%, 11/09/22		2,236	2,294,653

			14,134,912
Singapore — 0.2%
CapitaLand Ltd., 1.95%, 10/17/23 (c)(h)	SGD	8,750	6,427,154
Global Logistic Properties Ltd., 3.88%, 6/04/25	USD	11,371	10,671,160

			17,098,314
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (c)(h)	EUR	12,800	13,410,655
Telefonica SA, 6.00%, 7/24/17 (h)		4,100	4,157,385

			17,568,040
Switzerland — 0.1%
UBS AG, 2.38%, 8/14/19	USD	4,607	4,637,922

Corporate Bonds		Par (000)	Value
Switzerland (continued)
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (c)	USD	5,778	$5,875,758

			10,513,680
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (c)(h)		17,922	15,592,009
United Kingdom — 0.0%
Delta Topco Ltd. (2.00% PIK) (Acquired 1/24/17, cost $1,290,009), 2.00%, 7/23/19 (f)(j)		1,029	1,491,380
United States — 3.6%
AbbVie, Inc.:
2.50%, 5/14/20		9,327	9,390,591
2.30%, 5/14/21		7,597	7,501,612
Actavis Funding SCS, 3.00%, 3/12/20		7,592	7,721,580
Activision Blizzard, Inc., 2.30%, 9/15/21 (c)		2,220	2,173,600
AliphCom (Acquired 11/11/15, cost $3,000,000), 15.00%, 4/28/20 (b)(f)(g)(h)(k)		3,000	158,100
AliphCom (Acquired 4/27/15-7/21/15, cost $44,575,000), 15.00%, 4/28/20 (b)(f)(g)(h)(k)		44,575	2,349,103
Ally Financial, Inc., 3.50%, 1/27/19		5,340	5,380,050
American Express Credit Corp., 2.70%, 3/03/22		16,670	16,649,996
American Tower Corp., 3.40%, 2/15/19		3,685	3,767,374
Apple Inc., 3.35%, 2/09/27		14,520	14,693,703
AT&T Inc.:
2.38%, 11/27/18		10,870	10,945,329
3.00%, 6/30/22		17,427	17,336,292
Bank of America Corp.:
2.00%, 1/11/18		4,436	4,447,338
6.88%, 4/25/18		4,288	4,511,975
Series L, 2.60%, 1/15/19		4,316	4,360,938
Berkshire Hathaway, Inc., 2.75%, 3/15/23		6,091	6,092,511
Cablevision Systems Corp., 5.88%, 9/15/22		3,424	3,453,960
Capital One Bank USA N.A., 2.15%, 11/21/18		3,379	3,385,184
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/01/27 (c)		6,745	6,778,725
Cisco Systems, Inc., 2.20%, 2/28/21		6,047	6,049,612
Citigroup, Inc., 1.80%, 2/05/18		12,477	12,483,413
Cobalt International Energy, Inc.:
2.63%, 12/01/19 (h)		12,966	4,149,120
3.13%, 5/15/24 (h)		16,167	4,041,750
eBay, Inc., 3.80%, 3/09/22		4,295	4,469,682
Edgewell Personal Care Co.:
4.70%, 5/19/21		4,954	5,189,315
4.70%, 5/24/22		4,773	4,963,920
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		6,982	7,213,621
2.55%, 10/05/18		2,630	2,650,880
2.26%, 3/28/19		3,325	3,333,246
Forest Laboratories LLC, 5.00%, 12/15/21 (c)		3,933	4,261,921
General Electric Co., 5.55%, 5/04/20		1,069	1,181,424
General Motors Financial Co., Inc.:
3.50%, 7/10/19		6,610	6,790,969
3.45%, 4/10/22		3,371	3,396,788
Goldman Sachs Group, Inc., 2.60%, 12/27/20		27,014	27,018,187
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 4/01/25 (c)		6,015	6,088,383
Hughes Satellite Systems Corp., 7.63%, 6/15/21		1,558	1,717,695
Hyundai Capital America, 2.00%, 3/19/18 (c)		3,735	3,738,365
JPMorgan Chase & Co.:
2.30%, 8/15/21		11,911	11,787,316

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Corporate Bonds		Par (000)	Value
United States (continued)
4.35%, 8/15/21	USD	3,626	$3,880,589
1.94%, 1/15/23 (k)		9,675	9,748,414
Medtronic, Inc., 3.15%, 3/15/22		9,766	10,051,128
Mylan, Inc., 2.55%, 3/28/19		6,024	6,047,078
Oracle Corp., 1.90%, 9/15/21		13,491	13,256,526
QUALCOMM, Inc., 3.00%, 5/20/22		10,239	10,361,694
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		3,604	3,909,987
Synchrony Financial, 3.75%, 8/15/21		2,425	2,498,621
T-Mobile USA, Inc.:
4.00%, 4/15/22		1,349	1,370,921
6.00%, 4/15/24		5,545	5,912,356
Verizon Communications, Inc.:
3.13%, 3/16/22		53,996	54,286,498
2.45%, 11/01/22		2,068	1,994,766
2.63%, 8/15/26		4,359	3,980,390
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19		3,629	3,633,881

			382,556,417
Total Corporate Bonds — 5.6%			591,900,420

Floating Rate Loan Interests (k)		Par (000)	Value
Norway — 0.0%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.06%, 3/31/21		5,513	3,933,816
United States — 0.5%
Fieldwood Energy LLC:
Closing Date Loan (Second Lien), 8.38%, 9/30/20		4,979	3,547,611
FLLO Facility (First Lien), 8.38%, 9/30/20		2,958	2,544,239
Reserve Based Term Loan, 8.00%, 8/31/20		2,191	2,064,054
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 2.98%, 10/25/23		14,522	14,622,869
Neiman Marcus Group, Inc., Other Term Loan, 3.25%, 10/25/20		4,006	3,213,410
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.15%, 2/21/21		14,094	9,525,415
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.56%, 12/16/20		11,740	9,627,175
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.29% - 4.56%, 12/16/20		1,633	1,339,290
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.56%, 12/16/20		609	499,521

			46,983,584
Total Floating Rate Loan Interests — 0.5%			50,917,400

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.0%
YPF SA, 8.50%, 7/28/25 (c)		1,511	1,638,982
Brazil — 0.1%
Petrobras Global Finance BV, 6.13%, 1/17/22		13,056	13,702,272
Canada — 0.2%
Canada Housing Trust No. 1, 1.25%, 6/15/21	CAD	28,715	21,452,093

Foreign Agency Obligations		Par (000)	Value
Mexico — 0.2%
Petroleos Mexicanos:
4.61%, 3/11/22 (c)(k)	USD	9,000	$9,675,000
4.63%, 9/21/23		10,185	10,243,564

			19,918,564
South Korea — 0.1%
Export-Import Bank of Korea:
2.88%, 9/17/18		3,691	3,739,706
2.63%, 12/30/20		7,097	7,114,643

			10,854,349
Total Foreign Agency Obligations — 0.6%			67,566,260

Foreign Government Obligations		Par (000)	Value
Argentina — 0.7%
Provincia de Buenos Aires, 8.95%, 2/19/21 (c)		2,292	2,555,580
Republic of Argentina:
6.88%, 4/22/21 (c)		8,307	8,921,718
3.88%, 1/15/22	EUR	5,376	5,685,468
5.63%, 1/26/22 (c)	USD	9,399	9,624,576
7.50%, 4/22/26 (c)		16,896	17,960,448
6.88%, 1/26/27 (c)		17,383	17,626,362
7.13%, 7/06/36 (c)		14,666	14,196,688

			76,570,840
Australia — 1.4%
Commonwealth of Australia:
5.75%, 5/15/21	AUD	51,832	45,288,969
5.75%, 7/15/22		93,073	83,438,073
5.50%, 4/21/23		16,157	14,525,235

			143,252,277
Brazil — 1.2%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	32	31,113,444
Series F, 10.00%, 1/01/18		66	21,588,511
Series F, 10.00%, 1/01/23		171	56,204,719
Federative Republic of Brazil:
4.88%, 1/22/21	USD	6,737	7,099,114
2.63%, 1/05/23		6,373	5,910,957

			121,916,745
Canada — 1.3%
Canadian Government Bonds:
0.25%, 5/01/18	CAD	43,723	32,722,959
0.50%, 8/01/18		111,367	83,565,656
0.75%, 3/01/21		28,159	20,951,812

			137,240,427
Germany — 0.5%
Bundesrepublik Deutschland, 0.00%, 8/15/26	EUR	47,667	49,639,222
Hungary — 0.3%
Republic of Hungary:
6.25%, 1/29/20	USD	8,528	9,342,185
6.38%, 3/29/21		24,064	27,102,080

			36,444,265
Indonesia — 0.3%
Republic of Indonesia:
6.88%, 1/17/18 (c)		6,350	6,603,562

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Foreign Government Obligations		Par (000)	Value
Indonesia (continued)
4.88%, 5/05/21	USD	2,627	$2,807,170
3.70%, 1/08/22 (c)		3,770	3,844,326
2.63%, 6/14/23 (c)	EUR	13,625	15,225,616

			28,480,674
Japan — 1.1%
Government of Japan (2 Year):
0.10%, 3/15/18	JPY	6,086,800	54,867,037
0.10%, 10/15/18		7,006,100	63,259,425

			118,126,462
Mexico — 1.2%
United Mexican States:
Series M, 6.50%, 6/10/21	MXN	15,705	82,829,135
Series M-10, 8.50%, 12/13/18		8,047	44,188,547

			127,017,682
New Zealand — 0.5%
New Zealand Government Bonds, 6.00%, 5/15/21	NZD	63,563	50,626,606
Poland — 0.8%
Republic of Poland:
5.00%, 3/23/22	USD	3,943	4,327,600
3.25%, 7/25/25	PLN	104,788	26,354,881
2.50%, 7/25/26		105,877	24,831,984
2.50%, 7/25/27		124,822	28,781,107

			84,295,572
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 3.85%, 4/15/21	EUR	17,858	20,773,582
Romania — 0.1%
Republic of Romania, 4.75%, 2/24/25	RON	41,340	10,430,343
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 2.38%, 10/26/21 (c)	USD	12,585	12,364,763
United Kingdom — 0.8%
United Kingdom Gilt:
1.25%, 7/22/18	GBP	29,492	37,494,591
1.75%, 7/22/19		13,430	17,459,168
0.50%, 7/22/22		26,851	33,557,963

			88,511,722
Total Foreign Government Obligations — 10.5%			1,105,691,182

Investment Companies		Shares	Value
ETFS Physical Palladium Shares (b)(l)		80,940	6,186,244
ETFS Physical Platinum Shares (b)(l)		67,020	6,092,788
ETFS Physical Swiss Gold Shares (b)(l)		230,215	27,876,734
iShares Gold Trust (b)(l)(m)		2,098,037	25,197,425
SPDR Gold Shares ETF (b)(e)(l)		2,383,985	283,026,699
Total Investment Companies — 3.3%			348,379,890

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015-1A, Class F, 3.96%, 8/20/25 (c)(k)	GBP	6,637	8,080,898

Preferred Securities
Capital Trusts		Par (000)	Value
Netherlands — 0.0%
ING Groep NV, 6.00% (k)(n)	USD	4,166	$4,150,586
United Kingdom — 0.4%
HSBC Holdings PLC, 6.38% (k)(n)		16,220	16,321,375
Lloyds Bank PLC, 13.00% (k)(n)	GBP	9,063	20,617,851

			36,939,226
United States — 0.7%
American Express Co., Series C, 4.90% (k)(n)	USD	5,513	5,506,109
Citigroup, Inc., Series O, 5.88% (k)(n)		10,283	10,636,478
General Electric Co.:
6.38%, 11/15/67 (k)		5,468	5,550,020
Series D, 5.00% (k)(n)		8,758	9,239,690
Goldman Sachs Group, Inc.:
Series L, 5.70% (k)(n)		8,477	8,764,370
Series M, 5.38% (k)(n)		8,891	9,091,047
Intel Corp., 3.25%, 8/01/39 (h)		3,068	5,359,413
Morgan Stanley, Series H, 5.45% (k)(n)		6,268	6,381,451
NBCUniversal Enterprise, Inc., 5.25% (c)(n)		6,543	6,870,150
Prudential Financial, Inc.:
5.88%, 9/15/42 (k)		4,679	5,084,903
5.63%, 6/15/43 (k)		3,105	3,327,007
USB Capital IX, 3.50% (k)(n)		2,311	1,964,350

			77,774,988
Total Capital Trusts — 1.1%			118,864,800

Preferred Stocks		Shares	Value
Germany — 0.1%
Volkswagen AG, Preference Shares, 0.20%		66,145	9,642,689
Ireland — 0.2%
Allergan PLC, Series A, 5.50% (a)(b)(h)		17,539	14,904,291
Taiwan — 0.0%
Cathay Financial Holding Co. Ltd. — Preference Shares (b)		89,782	183,159
United States — 1.8%
American Tower Corp., Series A, 5.25% (h)		44,542	5,087,587
Anthem, Inc., 5.25% (h)		422,245	21,534,495
Dominion Resources, Inc.:
6.38% (a)(h)		96,806	4,869,342
Series A, 6.75% (h)		352,875	17,954,280
Domo, Inc., Series D-2 (Acquired 4/01/15-7/06/15, cost $17,824,428), 0.00% (b)(f)		2,114,003	17,609,645
Dropbox, Inc., Series C (Acquired 1/28/14, cost $28,835,783), 0.00% (b)(f)		1,509,632	17,013,553
Grand Rounds, Inc., Series C (Acquired 3/31/15, cost $5,939,231), 0.00% (b)(f)		2,139,107	6,139,237
Lookout, Inc., Series F (Acquired 9/19/14-10/22/14, cost $10,936,522), 0.00% (b)(f)		957,404	9,478,300
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $11,447,321), 0.00% (b)(f)		1,867,426	14,827,362
Stericycle, Inc., 5.25% (a)(h)		86,006	6,153,729
U.S. Bancorp:
Series F, 6.50% (a)(k)		200,562	5,748,107
Series G, 6.00% (k)		79,750	1,993,750
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $17,574,548), 0.00% (b)(f)		1,132,888	59,068,780

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Preferred Stocks		Shares	Value
United States (continued)
Wells Fargo & Co., Series L, 7.50% (a)(h)		3,556	$4,409,440

			191,887,607
Total Preferred Stocks — 2.1%			216,617,746

Trust Preferreds		Shares	Value
United States — 0.5%
Citigroup Capital XIII, 7.41%, 10/30/40 (a)(k)		383,775	10,227,604
GMAC Capital Trust I, Series 2, 6.82%, 2/15/40 (a)(k)		433,116	11,014,140
Mandatory Exchangeable Trust, 5.75%, 6/03/19 (b)(c)(h)		167,596	21,695,302
Welltower, Inc., Series I, 6.50% (h)(n)		172,618	10,895,648
Total Trust Preferreds — 0.5%			53,832,694
Total Preferred Securities — 3.7%			389,315,240

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Notes:
0.13%, 7/15/26	USD	71,342	69,623,672
0.38%, 1/15/27 (e)		30,022	29,899,901
U.S. Treasury Notes:
0.75%, 12/31/17 (l)		30,000	29,939,070
1.13%, 7/31/21		24,037	23,312,431
1.88%, 1/31/22-2/28/22		651,443	650,023,139
2.25%, 2/15/27		216,154	213,393,164
Total U.S. Treasury Obligations — 9.6%			1,016,191,377

Warrants		Shares	Value
Australia — 0.0%
Quintis Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		3,244,408	344,593
Quintis Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		523,292	55,580
Total Warrants — 0.0%			400,173
Total Long-Term Investments (Cost — $8,703,800,776) — 87.4%			9,223,673,718

Short-Term Securities
Foreign Agency Obligations (o)	Par (000)		Value
Japan Treasury Discount Bills:
0.36%, 4/10/17-6/12/17	JPY	25,780,000	231,611,138
0.30%, 4/24/17		6,770,000	60,816,650
Total Foreign Agency Obligations — 2.8%			292,427,788

Money Market Funds		Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (m)(p)		1,906,228	1,906,228

Money Market Funds		Shares	Value
SL Liquidity Series, LLC, Money Market Series, 1.11% (m)(p)(q)		291,571,513	$291,600,670
Total Money Market Funds — 2.8%			293,506,898

Time Deposits	Par (000)		Value
Canada — 0.0%
Brown Brothers Harriman & Co., 0.05%, 4/01/17	CAD	21	15,773
Europe — 0.0%
BNP Paribas SA, (0.57)%, 4/01/17	EUR	739	788,338
Japan — 0.0%
Sumitomo Mitsui Banking Corp., (0.27)%, 4/01/17	JPY	35,698	320,654
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.05%, 4/01/17	GBP	73	92,009
United States — 0.0%
Standard Charter Bank 0.91%, 4/01/17	USD	2,481	2,480,551
Total Time Deposits — 0.0%			3,697,325

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bills (o):
0.48%, 4/13/17		113,587	113,564,169
0.53%, 4/20/17-5/25/17		264,279	264,141,100
0.52%, 4/27/17		118,000	117,942,534
0.47%, 5/04/17		20,000	19,988,120
0.56%, 5/11/17		126,000	125,904,366
0.70%, 5/18/17		163,000	162,852,811
0.71%, 6/01/17		65,000	64,925,185
0.69%, 6/08/17		62,000	61,919,276
0.75%, 6/22/17		75,000	74,874,600
Total U.S. Treasury Obligations — 9.5%			1,006,112,161
Total Short-Term Securities (Cost — $1,587,296,224) — 15.1%			1,595,744,172

Options Purchased			Value
(Cost — $64,644,703) — 0.8%			83,646,045
Total Investments Before Options Written and Investments Sold Short (Cost — $10,355,741,703*) — 103.3%			10,903,063,935

Options Written			Value
(Premiums Received — $27,805,692) — (0.2)%			(16,469,488)

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Investments Sold Short	Shares	Value
Bank of Montreal	196,209	$(14,655,367)
Caterpillar, Inc.	151,500	(14,053,140)
First Quantum Minerals Ltd.	55,050	(584,921)
LyondellBasell Industries NV, Class A	125,728	(11,465,136)
Procter & Gamble Co.	182,296	(16,379,296)
Prologis, Inc.	404,169	(20,968,288)
Royal Bank of Canada	245,370	(17,877,128)
Total Investments Sold Short (Proceeds — $91,801,770) — (0.9)%		(95,983,276)

Value
Total Investments Net of Options Written and Investments Sold Short — 102.2%	$10,790,611,171
Liabilities in Excess of Other Assets — (2.2)%	(230,903,522)

Net Assets — 100.0%	$10,559,707,649

Notes to Consolidated Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,401,104,636

Gross unrealized appreciation	$868,274,109
Gross unrealized depreciation	(366,314,810)

Net unrealized appreciation	$501,959,299

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(f)	Restricted security as to resale, excluding 144a securities. The Fund held restricted securities with a current value of $136,350,980, representing 1.3% of its net assets as of period end, and an original cost of $148,385,219.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Convertible security.

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(k)	Variable rate security. Rate as of period end.

(l)	All or a portion of the security is held by a wholly-owned subsidiary.

(m)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,489,583	—	(1,583,355)[1]	1,906,228	$1,906,228	$5,235		—	—
SL Liquidity Series, LLC, Money Market Series	304,751,698	—	(13,180,185)[1]	291,571,513	291,600,670	463,623	[2]	—	$ (3,606)
iShares Gold Trust	2,098,037	—	—	2,098,037	25,197,425	—		—	1,951,175
iShares iBoxx $ High Yield Corporate Bond ETF	122,665	—	(122,665)	—	—	93,976		$368,124	(353,624)
Total					$318,704,323	$562,834		$368,124	$1,593,945

[1]	Represents net shares sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(n)	Perpetual security with no stated maturity date.

(o)	Rates are discount rates or a range of discount rates at the time of purchase.

(p)	Current yield as of period end.

(q)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
934	SGX CNX Nifty Index	April 2017	USD 17,181,864	$ 120,056
(276)	Euro STOXX 50 Index	June 2017	USD 10,087,435	(276,989)
(43)	FTSE 100 Index	June 2017	USD 3,919,644	6,932
(185)	NASDAQ 100 E-Mini Index	June 2017	USD 20,122,450	(170,592)
(230)	Nikkei 225 Yen Index	June 2017	USD 19,585,018	297,548
(1,266)	S&P 500 E-Mini Index	June 2017	USD 149,337,360	820,095
Total				$ 797,050

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,977,112,502	USD	26,315,737	Credit Suisse International	4/07/17	$ 433,191
JPY	3,002,531,567	USD	26,502,240	Goldman Sachs International	4/07/17	475,075
USD	26,341,000	JPY	2,977,112,502	Credit Suisse International	4/07/17	(407,928)
USD	26,341,000	JPY	3,002,531,567	Goldman Sachs International	4/07/17	(636,315)
USD	109,188,834	JPY	12,610,000,000	Deutsche Bank AG	4/10/17	(4,124,000)
USD	59,015,307	JPY	6,770,000,000	Barclays Bank PLC	4/24/17	(1,854,164)
NOK	85,116,000	USD	9,957,417	Morgan Stanley & Co. International PLC	4/27/17	(41,505)
USD	9,789,975	AUD	12,906,000	Deutsche Bank AG	4/28/17	(65,334)
USD	27,578,522	NZD	37,655,000	UBS AG	5/04/17	1,205,547
USD	26,863,268	AUD	34,874,000	Citibank N.A.	5/10/17	238,859
USD	26,463,099	AUD	34,369,000	Goldman Sachs International	5/10/17	224,230
USD	27,719,865	NZD	37,908,000	JPMorgan Chase Bank N.A.	5/10/17	1,174,219
USD	15,959,916	JPY	1,814,802,000	Deutsche Bank AG	5/11/17	(367,299)
USD	31,773,035	ZAR	421,625,000	UBS AG	5/19/17	617,654
USD	26,034,000	MXN	522,582,044	Goldman Sachs International	6/08/17	(1,576,459)
USD	116,754,284	JPY	13,170,000,000	Credit Suisse International	6/12/17	(1,884,358)
USD	25,752,000	BRL	83,240,765	Goldman Sachs International	6/19/17	(347,471)
EUR	9,728,000	PLN	41,885,850	Deutsche Bank AG	6/26/17	(132,469)
EUR	14,573,000	PLN	62,572,819	Deutsche Bank AG	6/27/17	(153,685)
Total						$(7,222,212)

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	USD	1.12	EUR	65,486	—	$7
TOPIX Index	Call	BNP Paribas S.A.	4/14/17	JPY	1,575.00		—	2,492,025	20,433
TOPIX Index	Call	Morgan Stanley & Co. International PLC	4/14/17	JPY	1,550.00		—	1,985,521	68,486
EUR Currency	Call	Goldman Sachs International	4/20/17	USD	1.10	EUR	44,282	—	18,932

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Call	Deutsche Bank AG	5/04/17	USD	1.11	EUR	46,651	—	$58,530
EUR Currency	Call	UBS AG	5/12/17	USD	1.10	EUR	66,688	—	256,182
TOPIX Index	Call	Société Générale	5/12/17	JPY	1,575.00		—	3,311,345	257,494
USD Currency	Call	JPMorgan Chase Bank N.A.	5/18/17	JPY	114.50	USD	66,638	—	225,612
USD Currency	Call	UBS AG	5/18/17	JPY	116.00	USD	66,720	—	104,899
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/17	USD	52.50		—	336,354	1,945,579
SPDR Gold Trust ETF[1]	Call	Société Générale	5/19/17	USD	120.00		—	268,669	447,334
EUR Currency	Call	JPMorgan Chase Bank N.A.	5/25/17	USD	1.10	EUR	66,761	—	365,849
TOPIX Index	Call	BNP Paribas S.A.	6/09/17	JPY	1,550.00		—	1,987,042	426,967
Euro STOXX 50 Index	Call	Citibank N.A.	6/16/17	EUR	3,150.00		—	7,591	2,519,320
USD Currency	Call	UBS AG	6/20/17	MXN	19.40	USD	33,469	—	546,071
EUR Currency	Call	BNP Paribas S.A.	6/21/17	USD	1.13	EUR	66,964	—	189,386
USD Currency	Call	Morgan Stanley & Co. International PLC	6/23/17	JPY	113.50	USD	67,000	—	610,632
SPDR Gold Trust ETF[1]	Call	Morgan Stanley & Co. International PLC	6/30/17	USD	120.00		—	402,907	1,025,721
TOPIX Index	Call	Goldman Sachs International	7/14/17	JPY	1,600.00		—	3,323,259	488,132
EUR Currency	Call	UBS AG	7/20/17	USD	1.13	EUR	66,964	—	318,863
SPDR Gold Trust ETF[1]	Call	Morgan Stanley & Co. International PLC	7/21/17	USD	121.00		—	303,025	761,632
SPDR Gold Trust ETF[1]	Call	Morgan Stanley & Co. International PLC	8/18/17	USD	121.00		—	286,216	844,340
GBP Currency	Call	JPMorgan Chase Bank N.A.	8/21/17	USD	1.28	GBP	66,761	—	1,213,709
TOPIX Index	Call	UBS AG	9/08/17	JPY	1,600.00		—	2,259,159	553,135
Apple Inc.	Call	UBS AG	9/15/17	USD	110.00		—	351,203	12,383,360
SPDR Gold Trust ETF[1]	Call	Morgan Stanley & Co. International PLC	9/29/17	USD	122.00		—	382,741	1,301,320
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	10/20/17	USD	122.00		—	236,240	871,371
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	11/17/17	USD	120.00		—	290,645	1,473,861
Aflac, Inc.	Call	Goldman Sachs International	1/19/18	USD	85.00		—	186,578	37,316
Allstate Corp.	Call	Goldman Sachs International	1/19/18	USD	80.00		—	118,810	629,693
BB&T Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00		—	259,421	1,569,497
Capital One Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	80.00		—	265,560	2,960,994
Charles Schwab Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00		—	363,927	1,783,242
CIT Group, Inc.	Call	Goldman Sachs International	1/19/18	USD	42.00		—	159,591	726,139
Citigroup, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00		—	363,927	2,838,631
CME Group, Inc.	Call	Goldman Sachs International	1/19/18	USD	115.00		—	127,703	1,187,638
Comerica, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00		—	223,172	3,302,946
E*TRADE Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	35.00		—	330,519	1,338,602
Fifth Third Bancorp	Call	Goldman Sachs International	1/19/18	USD	25.00		—	363,927	902,539
Franklin Resources, Inc.	Call	Goldman Sachs International	1/19/18	USD	45.00		—	328,568	862,491
JPMorgan Chase & Co.	Call	Goldman Sachs International	1/19/18	USD	70.00		—	363,927	6,941,908
KeyCorp	Call	Goldman Sachs International	1/19/18	USD	15.00		—	363,927	1,282,843
Manulife Financial Corp.	Call	Goldman Sachs International	1/19/18	CAD	22.00		—	363,927	640,365
MetLife, Inc.	Call	Goldman Sachs International	1/19/18	USD	52.50		—	363,927	1,655,868
Morgan Stanley	Call	Goldman Sachs International	1/19/18	USD	35.00		—	363,927	3,275,343
Regions Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	12.00		—	363,927	1,119,076
State Street Corp.	Call	Goldman Sachs International	1/19/18	USD	72.50		—	246,223	2,696,142
SunTrust Banks, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00		—	363,927	1,837,831
Synchrony Financial	Call	Goldman Sachs International	1/19/18	USD	35.00		—	363,927	1,146,370
TD Ameritrade Holding Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00		—	310,189	884,039
Travelers Cos., Inc.	Call	Goldman Sachs International	1/19/18	USD	135.00		—	112,552	222,290
Wells Fargo & Co.	Call	Goldman Sachs International	1/19/18	USD	55.00		—	407,017	1,729,822
Zions Bancorp	Call	Goldman Sachs International	1/19/18	USD	35.00		—	298,382	2,461,652
EUR Currency	Call	UBS AG	3/27/18	USD	1.20	EUR	268,091	—	1,778,790

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
Euro STOXX 50 Index	Call	Deutsche Bank AG	9/21/18	EUR	3,426.55		—	3,336	$845,431
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Bank of America N.A.	4/12/17	BRL	59,177.00		—	1,744	12,692
Russell 2000 Index	Put	Morgan Stanley & Co. International PLC	4/21/17	USD	1,350.00		—	49,710	345,485
S&P 500 Index	Put	Deutsche Bank AG	4/21/17	USD	2,325.00		—	29,936	249,966
Russell 2000 Index	Put	Morgan Stanley & Co. International PLC	5/19/17	USD	1,335.00		—	33,136	448,374
Russell 2000 Index	Put	UBS AG	5/19/17	USD	1,360.00		—	29,917	628,257
S&P 500 Index	Put	BNP Paribas S.A.	5/19/17	USD	2,330.00		—	16,611	406,139
S&P 500 Index	Put	Citibank N.A.	5/19/17	USD	2,325.00		—	39,870	920,997
S&P 500 Index	Put	Bank of America N.A.	6/16/17	USD	2,300.00		—	39,792	1,118,155
USD Currency	Put	BNP Paribas S.A.	6/16/17	NOK	8.30	USD	33,407	—	167,166
Total									$80,251,886

[1]	All or a portion of the security is held by a wholly-owned subsidiary.

      OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Bank of America N.A.	Call	2.04%	Receive	3-month LIBOR	4/11/17	USD	266,845	$ 745
10-Year Interest Rate Swap	Bank of America N.A.	Call	2.23%	Receive	3-month LIBOR	4/20/17	USD	135,121	112,830
5-Year Interest Rate Swap	Goldman Sachs International	Call	2.00%	Receive	3-month LIBOR	5/12/17	USD	270,205	609,775
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.90%	Receive	3-month LIBOR	5/23/17	USD	673,712	940,233
2-Year Forward/2-Year Interest Rate Swap	Goldman Sachs International	Call	2.25%	Receive	3-month LIBOR	6/02/17	USD	538,712	1,290,975
30-Year Interest Rate Swap	Goldman Sachs International	Put	1.50%	Pay	6-month EURIBOR	6/09/17	EUR	24,396	437,045
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	2,370,178	2,556
Total									$3,394,159

OTC Barrier Options Written

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Contracts	Value
Euro STOXX 50 Index	Put	Down-and-In	Deutsche Bank AG	09/21/18	EUR	2,586.07	EUR	2,165.83	3,336	$(672,392)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Goldman Sachs International	4/05/17	MXN	21.75	USD	33,024	—	$(3)
USD Currency	Call	UBS AG	4/05/17	NOK	9.05	USD	33,023	—	(3)
USD Currency	Call	Barclays Bank PLC	4/06/17	JPY	121.75	USD	66,172	—	(7)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Call	Bank of America N.A.	4/12/17	BRL	64,946.76		—	1,744	(602,824)
USD Currency	Call	Goldman Sachs International	4/13/17	JPY	119.00	USD	65,201	—	(46)
NZD Currency	Call	Goldman Sachs International	5/04/17	USD	0.73	NZD	46,234	—	(14,433)

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	JPMorgan Chase Bank N.A.	5/18/17	JPY	120.00	USD	66,638	—	$(9,271)
Russell 2000 Index	Call	Morgan Stanley & Co. International PLC	5/19/17	USD	1,435.00		—	33,136	(240,010)
Russell 2000 Index	Call	UBS AG	5/19/17	USD	1,460.00		—	29,917	(149,585)
S&P 500 Index	Call	Bank of America N.A.	6/16/17	USD	2,390.00		—	39,792	(1,220,896)
USD Currency	Call	BNP Paribas S.A.	6/16/17	NOK	8.85	USD	33,407	—	(235,928)
USD Currency	Call	UBS AG	6/20/17	MXN	20.40	USD	66,939	—	(392,764)
SPDR Gold Trust ETF[1]	Call	Morgan Stanley & Co. International PLC	6/30/17	USD	140.00		—	402,907	(44,320)
SPDR Gold Trust ETF[1]	Call	Morgan Stanley & Co. International PLC	7/21/17	USD	143.00		—	303,025	(44,651)
GBP Currency	Call	JPMorgan Chase Bank N.A.	8/21/17	USD	1.34	GBP	133,522	—	(639,428)
TOPIX Index	Call	UBS AG	9/08/17	JPY	1,750.00		—	2,259,159	(81,574)
Apple Inc.	Call	UBS AG	9/15/17	USD	130.00		—	351,203	(5,797,947)
SPDR Gold Trust ETF[1]	Call	Morgan Stanley & Co. International PLC	9/29/17	USD	145.00		—	382,741	(132,046)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	10/20/17	USD	146.00		—	236,235	(94,443)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	11/17/17	USD	137.00		—	290,645	(310,990)
USD Currency	Call	Morgan Stanley & Co. International PLC	1/22/18	MXN	26.00	USD	33,273	—	(93,410)
EUR Currency	Put	Morgan Stanley & Co. International PLC	4/06/17	USD	1.05	EUR	65,486	—	(3,329)
USD Currency	Put	Barclays Bank PLC	4/06/17	JPY	109.00	USD	66,172	—	(23,192)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Bank of America N.A.	4/12/17	BRL	50,300.45		—	1,744	(71)
USD Currency	Put	Goldman Sachs International	4/13/17	JPY	108.00	USD	65,201	—	(36,146)
EUR Currency	Put	Goldman Sachs International	4/20/17	USD	1.03	EUR	44,282	—	(7,263)
Russell 2000 Index	Put	Morgan Stanley & Co. International PLC	4/21/17	USD	1,250.00		—	49,710	(50,953)
S&P 500 Index	Put	Deutsche Bank AG	4/21/17	USD	2,175.00		—	29,936	(33,678)
NZD Currency	Put	Goldman Sachs International	5/04/17	USD	0.66	NZD	46,234	—	(5,241)
USD Currency	Put	JPMorgan Chase Bank N.A.	5/18/17	JPY	108.00	USD	66,638	—	(332,566)
USD Currency	Put	UBS AG	5/18/17	JPY	108.50	USD	66,720	—	(394,669)
QUALCOMM, Inc.	Put	Deutsche Bank AG	5/19/17	USD	40.00		—	336,354	(511)
Russell 2000 Index	Put	Morgan Stanley & Co. International PLC	5/19/17	USD	1,215.00		—	33,136	(201,017)
Russell 2000 Index	Put	UBS AG	5/19/17	USD	1,260.00		—	29,917	(146,593)
S&P 500 Index	Put	BNP Paribas S.A.	5/19/17	USD	2,160.00		—	16,611	(82,224)
S&P 500 Index	Put	Citibank N.A.	5/19/17	USD	2,175.00		—	39,870	(223,272)
S&P 500 Index	Put	Bank of America N.A.	6/16/17	USD	2,150.00		—	39,792	(370,066)
EUR Currency	Put	BNP Paribas S.A.	6/21/17	USD	1.04	EUR	66,964	—	(533,128)
USD Currency	Put	Morgan Stanley & Co. International PLC	6/23/17	JPY	105.25	USD	67,000	—	(290,948)
TOPIX Index	Put	Goldman Sachs International	7/14/17	JPY	1,475.00		—	1,661,629	(559,614)
EUR Currency	Put	UBS AG	7/20/17	USD	1.05	EUR	66,964	—	(714,529)
Apple Inc.	Put	UBS AG	9/15/17	USD	100.00		—	351,203	(274,560)
SPDR Gold Trust ETF[1]	Put	Morgan Stanley & Co. International PLC	9/29/17	USD	105.00		—	382,741	(226,939)
SPDR Gold Trust ETF[1]	Put	JPMorgan Chase Bank N.A.	10/20/17	USD	105.00		—	236,235	(166,867)
SPDR Gold Trust ETF[1]	Put	JPMorgan Chase Bank N.A.	11/17/17	USD	103.00		—	290,645	(197,639)
Total									$(14,979,594)

[1]	All or a portion of the security is held by a wholly-owned subsidiary.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

      OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Bank of America N.A.	Call	2.13%	Pay	3-month LIBOR	4/20/17	USD	135,121	$(27,874)
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.80%	Pay	3-month LIBOR	5/12/17	USD	270,205	(117,450)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Pay	3-month LIBOR	5/23/17	USD	1,010,569	(204,660)
2-Year Forward/2-Year Interest Rate Swap	Goldman Sachs International	Call	2.00%	Pay	3-month LIBOR	6/02/17	USD	540,271	(467,518)
Total									$(817,502)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY.27.V2	5.00%	12/20/21	USD	4,479	$(51,860)
CDX.NA.IG.27.V1	1.00%	12/20/21	USD	3,310	(12,753)
Total					$(64,613)

      Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.06%[1]	3-month LIBOR	7/05/18[2]	7/05/20	USD	75,304	$ (1,506,630)
1.02%[1]	3-month LIBOR	7/05/18[2]	7/05/20	USD	75,300	(1,565,327)
1.02%[1]	3-month LIBOR	7/05/18[2]	7/05/20	USD	75,299	(1,568,935)
0.99%[1]	3-month LIBOR	7/05/18[2]	7/05/20	USD	75,299	(1,606,668)
1.22%[1]	3-month LIBOR	7/19/18[2]	7/19/20	USD	76,183	(1,302,256)
1.21%[1]	3-month LIBOR	7/19/18[2]	7/19/20	USD	76,182	(1,319,113)
1.18%[1]	3-month LIBOR	7/19/18[2]	7/19/20	USD	76,179	(1,355,006)
0.42%[3]	6-month EURIBOR	3/07/18[2]	3/07/23	EUR	119,219	(182,204)
2.40%[1]	3-month LIBOR	3/07/18[2]	3/07/23	USD	134,710	712,061
0.37%[3]	6-month EURIBOR	N/A	8/15/26	EUR	47,681	1,452,764
3.03%[3]	3-month LIBOR	4/19/22[2]	4/19/27	USD	180,442	(2,045,346)
0.94%[3]	6-month EURIBOR	7/31/17[2]	7/31/27	EUR	63,124	(699,583)
2.56%[1]	3-month LIBOR	7/31/17[2]	7/31/27	USD	73,869	795,820
Total						$(10,190,423)

[1]	The Fund pays the floating rate and receives the fixed rate.

[2]	Forward swap.

[3]	The Fund pays the fixed rate and receives the floating rate.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

      OTC Currency Swaps

		Notional Amount (000)
Fund Pays	Fund Receives	Notional Delivered		Notional Received		Counterparty	Expiration Date[1]	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.10% JPY	1.84%	JPY	2,434,450	USD	21,624	Bank of America N.A.	3/15/2018	$(230,435)	—	$ (230,435)
0.10% JPY	1.96%	JPY	3,652,350	USD	32,208	Bank of America N.A.	3/15/2018	(539,401)	—	(539,401)
0.10% JPY	2.01%	JPY	7,006,100	USD	67,725	Bank of America N.A.	10/15/2018	5,893,102	—	5,893,102
Total								$5,123,266	—	$5,123,266

[1]	At expiration date, the notional amount delivered will be exchanged for the notional amount received.

      OTC Total Return Swaps

Reference Entity	Fixed Amount			Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	594,918,000	[1]	BNP Paribas S.A.	4/02/18	JPY	180	$362,005	—	$362,005
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	600,750,000	[1]	BNP Paribas S.A.	4/02/18	JPY	180	309,620	—	309,620
Euro STOXX 50 Index Dividend Future December 2018	EUR	2,618,460	[1]	BNP Paribas S.A.	12/21/18	EUR	234	179,735	—	179,735
Euro STOXX 50 Index Dividend Future December 2018	EUR	2,765,290	[1]	BNP Paribas S.A.	12/21/18	EUR	253	264,503	—	264,503
Euro STOXX 50 Index Dividend Future December 2018	EUR	2,892,800	[1]	BNP Paribas S.A.	12/21/18	EUR	256	166,592	—	166,592
Euro STOXX 50 Index Dividend Future December 2018	EUR	5,310,630	[1]	BNP Paribas S.A.	12/21/18	EUR	468	280,836	—	280,836
S&P 500 Annual Dividend Index Future December 2018	USD	7,094,313	[1]	BNP Paribas S.A.	12/21/18	USD	607	804,275	—	804,275
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	309,375,000	[1]	BNP Paribas S.A.	3/29/19	JPY	90	283,347	—	283,347
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	316,800,000	[1]	BNP Paribas S.A.	3/29/19	JPY	90	216,653	—	216,653
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	618,839,000	[1]	BNP Paribas S.A.	3/29/19	JPY	181	599,919	—	599,919
Euro STOXX 50 Index Dividend Future December 2019	EUR	1,688,400	[1]	BNP Paribas S.A.	12/20/19	EUR	168	281,380	—	281,380
Euro STOXX 50 Index Dividend Future December 2019	EUR	2,621,280	[1]	BNP Paribas S.A.	12/20/19	EUR	254	365,807	—	365,807

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Reference Entity	Fixed Amount			Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation
Euro STOXX 50 Index Dividend Future December 2019	EUR	3,305,250	[1]	BNP Paribas S.A.	12/20/19	EUR	325	$502,731	—	$502,731
Euro STOXX 50 Index Dividend Future December 2019	EUR	3,589,050	[1]	BNP Paribas S.A.	12/20/19	EUR	355	571,860	—	571,860
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	314,640,000	[1]	BNP Paribas S.A.	3/31/20	JPY	90	321,746	—	321,746
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	418,800,000	[1]	BNP Paribas S.A.	3/31/20	JPY	120	435,462	—	435,462
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	510,000,000	[1]	BNP Paribas S.A.	3/31/20	JPY	150	665,589	—	665,589
Euro STOXX 50 Index Dividend Future December 2020	EUR	1,810,440	[1]	BNP Paribas S.A.	12/18/20	EUR	188	334,934	—	334,934
Euro STOXX 50 Index Dividend Future December 2020	EUR	2,800,780	[1]	BNP Paribas S.A.	12/18/20	EUR	262	170,497	—	170,497
Euro STOXX 50 Index Dividend Future December 2020	EUR	2,916,690	[1]	BNP Paribas S.A.	12/18/20	EUR	301	513,772	—	513,772
Euro STOXX 50 Index Dividend Future December 2020	EUR	721,500	[1]	BNP Paribas S.A.	12/18/20	EUR	75	136,017	—	136,017
Euro STOXX 50 Index Dividend Future December 2020	EUR	836,940	[1]	BNP Paribas S.A.	12/18/20	EUR	87	155,924	—	155,924
Euro STOXX 50 Index Dividend Future December 2020	EUR	962,000	[1]	BNP Paribas S.A.	12/18/20	EUR	100	170,689	—	170,689
Euro STOXX 50 Index Dividend Future December 2020	EUR	964,000	[1]	BNP Paribas S.A.	12/18/20	EUR	100	177,089	—	177,089
S&P 500 Annual Dividend Index Future December 2020	USD	2,914,481	[1]	Goldman Sachs International	12/18/20	USD	243	584,719	—	584,719
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	104,085,000	[1]	BNP Paribas S.A.	4/01/21	JPY	27	22,388	—	22,388
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	191,375,000	[1]	BNP Paribas S.A.	4/01/21	JPY	50	54,568	—	54,568
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	384,120,000	[1]	BNP Paribas S.A.	4/01/21	JPY	99	61,358	—	61,358
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	89,240,000	[1]	BNP Paribas S.A.	4/01/21	JPY	23	14,255	—	14,255

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Reference Entity	Fixed Amount			Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation
Euro STOXX 50 Index Dividend Future December 2021	EUR	1,349,300	[1]	BNP Paribas S.A.	12/17/21	EUR	131	$ 93,633	—	$ 93,633
Euro STOXX 50 Index Dividend Future December 2021	EUR	1,409,760	[1]	BNP Paribas S.A.	12/17/21	EUR	132	45,062	—	45,062
S&P 500 Annual Dividend Index Future December 2021	USD	3,726,213	[1]	BNP Paribas S.A.	12/17/21	USD	307	867,275	—	867,275
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	198,750,000	[1]	BNP Paribas S.A.	4/01/22	JPY	50	9,431	—	9,431
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	389,070,000	[1]	BNP Paribas S.A.	4/01/22	JPY	99	58,690	—	58,690
Total								$10,082,361	—	$10,082,361

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$50,037,716	—	$50,037,716
Canada	$62,069,629	—	—	62,069,629
China	39,957,974	17,394,250	—	57,352,224
Czech Republic	—	2,165,575	—	2,165,575
Finland	—	31,887,688	—	31,887,688
France	1,111,257	334,672,731	—	335,783,988
Germany	—	181,595,973	—	181,595,973

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Hong Kong	$2,478,085	$49,081,509	—	$51,559,594
India	—	102,954,371	—	102,954,371
Indonesia	—	12,476,795	—	12,476,795
Ireland	28,679,484	27,214,166	—	55,893,650
Italy	27,924,081	62,909,519	—	90,833,600
Japan	—	997,438,997	—	997,438,997
Mexico	8,086,924	—	—	8,086,924
Netherlands	10,091,839	97,194,812	—	107,286,651
Portugal	—	5,233,149	—	5,233,149
Singapore	—	34,503,854	—	34,503,854
South Korea	4,476,037	58,025,931	—	62,501,968
Spain	—	50,389,251	—	50,389,251
Sweden	—	60,399,946	—	60,399,946
Switzerland	—	87,689,957	—	87,689,957
Taiwan	—	34,698,446	—	34,698,446
Thailand	8,455,195	6,879,004	—	15,334,199
United Arab Emirates	—	21,587,718	—	21,587,718
United Kingdom	137,750,535	248,435,509	—	386,186,044
United States	2,731,067,451	7,263,187	$952,333	2,739,282,971
Corporate Bonds	—	581,143,862	10,756,558	591,900,420
Floating Rate Loan Interests	—	39,451,414	11,465,986	50,917,400
Foreign Agency Obligations	—	67,566,260	—	67,566,260
Foreign Government Obligations	—	1,105,691,182	—	1,105,691,182
Investment Companies	348,379,890	—	—	348,379,890
Non-Agency Mortgage-Backed Securities	—	8,080,898	—	8,080,898
Preferred Securities	114,792,413	150,385,950	124,136,877	389,315,240
U.S. Treasury Obligations	—	1,016,191,377	—	1,016,191,377
Warrants	400,173	—	—	400,173
Short Term Investments:
Foreign Agency Obligations	—	292,427,788	—	292,427,788
Money Market Funds	1,906,228	—	—	1,906,228
Time Deposits	—	3,697,325	—	3,697,325
U.S. Treasury Obligations	—	1,006,112,161	—	1,006,112,161
Options Purchased:
Equity contracts	—	74,397,258	—	74,397,258
Foreign currency exchange contracts	—	5,854,628	—	5,854,628
Interest rate contracts	—	3,394,159	—	3,394,159
Liabilities:
Investments Sold Short	(95,983,276)	—	—	(95,983,276)

Subtotal	$3,431,643,919	$6,936,524,316	$147,311,754	$10,515,479,989

Investments Valued at NAV[1]				291,600,670

Total Investments				$10,807,080,659

[1] As of March 31, 2017, certain investments of the Fund were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,244,631	$10,082,361	—	$11,326,992
Foreign currency exchange contracts	—	4,368,775	—	4,368,775
Interest rate contracts	—	8,853,747	—	8,853,747
Liabilities:
Credit contracts	—	(64,613)	—	(64,613)
Equity contracts	(447,581)	(11,925,682)	—	(12,373,263)
Foreign currency exchange contracts	—	(15,317,291)	—	(15,317,291)
Interest rate contracts	—	(14,738,406)	—	(14,738,406)
Total	$797,050	$(18,741,109)	—	$(17,944,059)

[1]     Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

During the period ended March 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments and derivative financial investments is presented when the Fund had a significant amount of Level 3 investments and derivative financial investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Rights	Total
Assets:
Opening Balance, as of December 31, 2016	$1,126,894	$24,183,817	$16,176,802	$119,783,830	$ 3	$161,271,346
Transfers into Level 3	—	—	11,191,821	—	—	11,191,821
Transfers out of Level 3	—	—	(3,485,372)	—	—	(3,485,372)
Accrued discounts/premiums	—	(3,636)	2,625	—	—	(1,011)
Net realized gain (loss)	(5,538,430)	(2,977,084)	60,722	—	—	(8,454,792)
Net change in unrealized appreciation (depreciation)[1]	8,120,785	(859,724)	338,680	4,353,047	—	11,952,788
Purchases	—	2,657,632	—	—	—	2,657,632
Sales	(2,756,916)	(12,244,447)	(12,819,292)	—	(3)	(27,820,658)
Closing Balance, as of March 31, 2017	$952,333	$10,756,558	$11,465,986	$124,136,877	—	$147,311,754

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[1]	$497,488	$(665,668)	$308,990	$4,353,047	—	$4,493,857

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $11,532,181.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks[3]	$952,333	Market Approach	Billings Multiple[1]	6.50x	—
			Priced to Last Financing Round[1]	—	—
			Time to Exit[2]	0-1 year	—
			Volatility[1]	35.10%	—
Corporate Bonds	10,690,363	Income Approach	Discount Rate[2]	17.50%	—
		Market Approach	Recovery Rate[1]	—	—
			Volatility[1]	36.30%	—
			Yield[2]	11.25%	—
Preferred Stocks[3,4]	124,136,877	Market Approach	Billings Multiple[1]	6.50x	—
			Discount Rate[2]	20.00%	—
			Revenue Growth Rate[1]	83.00% - 187.00%	155.01%
			Revenue Multiple[1]	7.50x - 18.25x	11.81x
			Scenario Probability[1]	5.00% - 75.00%	—
			Time to Exit[2]	0-2 years	—
			Volatility[1]	35.10% - 51.00%	41.33%

Total	$135,779,573

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[3]

For the period ended March 31, 2017, the valuation technique changed for certain investments in common stocks and preferred stocks amounting to $211,395 from a hybrid model using Probability-Weighted Expected Return Model (“PWERM”) and Option Pricing Model (“OPM”) to using only OPM. The change was due to consideration of liquidation preferences and exit strategy.

[4]

For the period ended March 31, 2017, the valuation technique changed for certain investments in preferred stocks amounting to $375,866 from a hybrid model using PWERM and OPM to using only PWERM. The change was due to consideration of liquidity and exit strategy.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	19

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.0%
Ensogo Ltd. (a)	18,821	$—
Belgium — 1.0%
Anheuser-Busch InBev SA	3,796	415,949
Brazil — 0.5%
Embraer SA — ADR	8,700	192,096
Canada — 1.2%
Encana Corp.	15,280	179,014
Potash Corp. of Saskatchewan, Inc.	18,330	313,076

		492,090
China — 7.2%
AIA Group Ltd.	47,489	299,749
Alibaba Group Holding Ltd. — ADR (a)(b)	8,191	883,236
Anhui Conch Cement Co. Ltd., H Shares	87,000	295,891
Baidu, Inc. — ADR (a)	2,550	439,926
China Construction Bank Corp., H Shares	302,000	243,324
Ping An Insurance Group Co. of China Ltd., H Shares	110,000	616,490
Weibo Corp. — ADR (a)(b)	3,230	168,541

		2,947,157
France — 2.4%
AXA SA	13,850	357,827
Iliad SA	1,540	343,933
Renault SA	3,380	293,629

		995,389
Germany — 1.3%
KION Group AG	3,620	236,290
thyssenKrupp AG	11,800	289,074

		525,364
Hong Kong — 1.8%
Melco Crown Entertainment Ltd. — ADR	25,050	464,427
Weichai Power Co. Ltd., H Shares	166,000	293,230

		757,657
India — 3.8%
Bharti Infratel Ltd.	51,353	257,846
Delta Corp. Ltd.	32,597	90,976
Dish TV India Ltd. (a)	91,184	150,907
Federal Bank Ltd.	214,160	301,663
HDFC Bank Ltd.	11,199	253,077
ICICI Bank Ltd.	89,500	382,305
Srei Infrastructure Finance Ltd.	87,323	111,568

		1,548,342
Indonesia — 1.2%
Bank Negara Indonesia Persero Tbk PT	510,000	247,950
Matahari Department Store Tbk PT	227,589	225,056

		473,006

Common Stocks	Shares	Value
Ireland — 0.6%
Green REIT PLC	156,690	$227,334
Italy — 2.8%
Azimut Holding SpA	16,750	290,871
Eni SpA	17,025	278,756
UniCredit SpA (a)	36,900	568,827

		1,138,454
Japan — 4.6%
Alps Electric Co. Ltd.	6,718	190,487
FANUC Corp.	1,364	280,808
Nintendo Co. Ltd.	1,037	240,624
Nippon Yusen KK (a)	90,000	190,010
SMC Corp.	1,100	326,111
SoftBank Group Corp.	3,635	257,777
Sumitomo Mitsui Financial Group, Inc.	10,381	377,856

		1,863,673
Mexico — 0.6%
Fomento Economico Mexicano SAB de CV — ADR	2,899	256,619
Netherlands — 1.4%
Akzo Nobel NV	1,600	132,455
Euronext NV	4,430	193,170
Koninklijke Philips NV	7,488	240,547

		566,172
New Zealand — 0.5%
Xero Ltd. (a)	13,534	187,693
Nigeria — 0.3%
Lekoil Ltd. (a)	380,303	110,943
Norway — 0.9%
Statoil ASA	22,322	383,683
Peru — 1.0%
Credicorp Ltd.	2,550	416,415
Philippines — 0.3%
CEMEX Holdings Philippines, Inc. (a)(c)	831,600	116,515
Portugal — 0.9%
Galp Energia SGPS SA	25,116	380,945
South Africa — 1.1%
Naspers Ltd., N Shares	2,656	457,662
South Korea — 2.0%
Amorepacific Corp.	750	188,267
LG Chem Ltd.	1,510	397,037
Samsung SDI Co. Ltd.	1,890	233,327

		818,631
Spain — 0.7%
Cellnex Telecom SAU (c)	17,906	294,911

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	RUB	Russian Ruble
AUD	Australian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CAD	Canadian Dollar	NOK	Norwegian Krone	SGD	Singapore Dollar
CHF	Swiss Franc	NZD	New Zealand Dollar	USD	U.S. Dollar
DKK	Danish Krone	PCL	Public Company Limited	ZAR	South African Rand
EUR	Euro	REIT	Real Estate Investment Trust

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Common Stocks	Shares	Value
Switzerland — 2.0%
Nestle SA, Registered Shares	5,701	$437,562
UBS Group AG, Registered Shares	23,815	380,674

		818,236
Taiwan — 1.8%
Catcher Technology Co. Ltd.	40,000	395,323
Taiwan Semiconductor Manufacturing Co. Ltd.	55,577	348,503

		743,826
Thailand — 0.6%
True Corp. PCL	1,161,800	229,888
United Kingdom — 5.3%
AstraZeneca PLC	2,990	183,846
Babcock International Group PLC	17,900	197,787
CNH Industrial NV	31,980	307,811
GlaxoSmithKline PLC	9,630	200,236
Imperial Brands PLC	7,593	367,984
Metro Bank PLC (a)	5,159	209,226
Nomad Foods Ltd. (a)(b)	18,226	208,688
Unilever PLC	9,722	479,558

		2,155,136
United States — 49.2%
Acuity Brands, Inc.	995	202,980
Adobe Systems, Inc. (a)	3,324	432,552
Allergan PLC	850	203,082
Alphabet, Inc., Class C (a)	1,570	1,302,409
Amazon.com, Inc. (a)	582	515,966
American International Group, Inc.	9,150	571,235
Amgen, Inc.	1,290	211,650
Apple Inc.	6,066	871,442
Assured Guaranty Ltd.	5,083	188,630
Biogen, Inc. (a)	590	161,318
Boston Scientific Corp. (a)	12,220	303,911
Calpine Corp. (a)	18,290	202,105
Celgene Corp. (a)	3,430	426,795
Centene Corp. (a)	3,300	235,158
Cigna Corp.	1,470	215,340
Comcast Corp., Class A	5,152	193,664
Concho Resources, Inc. (a)	2,264	290,562
Crown Holdings, Inc. (a)	4,143	219,372
DaVita, Inc. (a)	4,530	307,904
Delphi Automotive PLC	3,725	299,825
Dover Corp.	2,700	216,945
Duke Energy Corp.	3,670	300,977
E*TRADE Financial Corp. (a)	8,650	301,799
Eastman Chemical Co.	3,424	276,659
Eli Lilly & Co.	3,830	322,141
EOG Resources, Inc.	4,328	422,196
Facebook, Inc., Class A (a)	3,400	482,970
Humana, Inc.	1,510	311,271
Intercontinental Exchange, Inc.	3,220	192,781
Johnson Controls International PLC	10,163	428,066
Kellogg Co.	4,100	297,701
Kennedy-Wilson Holdings, Inc.	11,585	257,187
Lam Research Corp.	2,540	326,034
Lowe’s Cos., Inc.	3,412	280,501
Mastercard, Inc., Class A	4,470	502,741
Medtronic PLC	4,153	334,566
Merck & Co., Inc.	4,591	291,712
Mondelez International, Inc., Class A	5,752	247,796
Mosaic Co.	14,984	437,233
Newell Brands, Inc. (d)	7,220	340,567
PayPal Holdings, Inc. (a)	9,610	413,422

Common Stocks	Shares	Value
United States (continued)
Pfizer, Inc.	11,970	$409,494
Pioneer Natural Resources Co.	1,658	308,769
Platform Specialty Products Corp. (a)(b)	15,913	207,187
PPL Corp.	5,339	199,625
RSP Permian, Inc. (a)	4,610	190,992
salesforce.com, Inc. (a)	4,740	391,003
ServiceMaster Global Holdings, Inc. (a)	6,722	280,643
Skyworks Solutions, Inc.	2,060	201,839
Snap, Inc., Class A (a)(b)	7,235	163,005
Starbucks Corp.	5,264	307,365
Strategic Growth Bancorp (Acquired 3/10/14, cost $247,382) (a)(e)	19,870	198,899
Summit Materials, Inc., Class A (a)	8,650	213,741
SVB Financial Group (a)	1,510	280,996
Union Pacific Corp.	2,391	253,255
UnitedHealth Group, Inc.	1,393	228,466
VEREIT, Inc.	23,090	196,034
Walt Disney Co.	3,365	381,557
Weatherford International PLC (a)(b)	38,700	257,355
Wells Fargo & Co.	10,990	611,703
WestRock Co.	3,960	206,039
Wynn Resorts Ltd. (b)	2,350	269,333

		20,098,465
Total Common Stocks — 97.0%		39,612,251

Preferred Stocks	Shares	Value
India — 0.3%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $85,441) (a)(e)	12	106,092
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $33,723) (a)(e)	4	37,457

		143,549
United States — 1.9%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $138,814) (a)(e)	22,645	179,801
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $172,691) (a)(e)	11,132	580,422

		760,223
Total Preferred Stocks — 2.2%		903,772
Total Long-Term Investments (Cost — $35,904,879) — 99.2%		40,516,023

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (f)(g)	252,066	252,066
SL Liquidity Series, LLC, Money Market Series, 1.11% (f)(g)(h)	1,901,705	1,901,895
Total Short-Term Securities (Cost — $2,154,144) — 5.2%		2,153,961
Total Investments Before Options Written (Cost — $38,059,023*) — 104.4%		42,669,984

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Options Written	Value
(Premiums Received — $ 12,554) — (0.0)%	$(7,383)

Total Investments Net of Options Written — 104.4%	42,662,601
Liabilities in Excess of Other Assets — (4.4)%	(1,814,660)

Net Assets — 100.0%	$40,847,941

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$38,129,098

Gross unrealized appreciation	$5,601,375
Gross unrealized depreciation	(1,060,489)

Net unrealized appreciation	$4,540,886

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $1,102,671 and an original cost of $678,051, which was 2.7% of its net assets.

(f)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	705,384	(453,318)	252,066	$252,066	$ 743		—	—
SL Liquidity Series, LLC, Money Market Series	1,924,659	(22,954)	1,901,705	1,901,895	2,434	[2]	$(44)	$(100)
				$2,153,961	$3,177		$(44)	$(100)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Current yield as of period end.

(h)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,251,600	USD	917,264	Barclays Bank PLC	4/12/17	$38,756
AUD	104,000	USD	76,214	Northern Trust Corp.	4/12/17	3,225
CAD	712,300	USD	538,704	Australia & New Zealand Bank Group	4/12/17	(2,985)
CAD	54,800	USD	41,447	Barclays Bank PLC	4/12/17	(233)
CAD	189,000	USD	143,917	Credit Suisse International	4/12/17	(1,770)
CHF	494,700	USD	492,584	Australia & New Zealand Bank Group	4/12/17	1,643
CHF	14,600	USD	14,539	Goldman Sachs International	4/12/17	47
CHF	7,814	USD	7,764	Royal Bank of Canada	4/12/17	43
DKK	1,551,200	USD	222,331	Goldman Sachs International	4/12/17	237
EUR	152,766	USD	161,340	Bank of America N.A.	4/12/17	1,718
EUR	181,564	USD	193,042	Bank of America N.A.	4/12/17	754

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	114,574	USD	120,973	Bank of Montreal	4/12/17	$ 1,320
EUR	1,840	USD	2,004	BNP Paribas S.A.	4/12/17	(39)
EUR	10,400	USD	11,015	Citibank N.A.	4/12/17	85
EUR	59,878	USD	64,767	Citibank N.A.	4/12/17	(854)
EUR	66,798	USD	71,449	Citibank N.A.	4/12/17	(150)
EUR	23,146	USD	24,582	Commonwealth Bank of Australia	4/12/17	123
EUR	80,677	USD	85,238	Commonwealth Bank of Australia	4/12/17	875
EUR	8,768	USD	9,424	Northern Trust Corp.	4/12/17	(65)
EUR	15,715	USD	16,796	Northern Trust Corp.	4/12/17	(22)
EUR	52,118	USD	55,900	Northern Trust Corp.	4/12/17	(270)
EUR	68,350	USD	73,369	Royal Bank of Canada	4/12/17	(414)
EUR	288,160	USD	311,511	Royal Bank of Canada	4/12/17	(3,936)
EUR	38,283	USD	40,590	Standard Chartered Bank	4/12/17	272
GBP	288,000	USD	356,092	Barclays Bank PLC	4/12/17	4,844
GBP	14,000	USD	17,032	Citibank N.A.	4/12/17	514
GBP	19,700	USD	24,520	Goldman Sachs International	4/12/17	169
GBP	386,200	USD	480,650	Goldman Sachs International	4/12/17	3,356
GBP	10,000	USD	12,262	HSBC Bank PLC	4/12/17	270
GBP	20,000	USD	24,357	HSBC Bank PLC	4/12/17	708
GBP	23,000	USD	28,139	Standard Chartered Bank	4/12/17	686
NOK	19,000	USD	2,218	Northern Trust Corp.	4/12/17	(5)
RUB	11,396,300	USD	188,868	Citibank N.A.	4/12/17	13,056
SEK	97,900	USD	10,928	Barclays Bank PLC	4/12/17	4
SEK	3,256,200	USD	363,455	Barclays Bank PLC	4/12/17	136
SGD	239,100	USD	167,372	Standard Chartered Bank	4/12/17	3,571
USD	177,414	CHF	179,555	Citibank N.A.	4/12/17	(1,969)
USD	1,155,778	EUR	1,085,200	Australia & New Zealand Bank Group	4/12/17	(2,539)
USD	152,071	EUR	141,501	Citibank N.A.	4/12/17	1,037
USD	202,592	EUR	191,700	Goldman Sachs International	4/12/17	(2,023)
USD	21,621	EUR	20,300	HSBC Bank PLC	4/12/17	(47)
USD	314,051	EUR	298,593	HSBC Bank PLC	4/12/17	(4,660)
USD	125,218	EUR	118,148	Standard Chartered Bank	4/12/17	(890)
USD	194,099	GBP	158,000	Goldman Sachs International	4/12/17	(3,915)
USD	146,648	GBP	117,600	Northern Trust Corp.	4/12/17	(734)
USD	209,324	JPY	23,487,900	Royal Bank of Canada	4/12/17	(1,755)
USD	342,652	NOK	2,905,300	Barclays Bank PLC	4/12/17	4,241
USD	3,938	NOK	33,400	Goldman Sachs International	4/12/17	48
USD	152,148	NZD	217,200	Northern Trust Corp.	4/12/17	(63)
USD	97,877	ZAR	1,352,300	Northern Trust Corp.	4/12/17	(2,700)
Total						$49,700

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Adobe Systems, Inc.	Call	4/21/17	USD	132.75	8	$(742)
Alphabet Inc., Class C	Call	4/21/17	USD	850.00	1	(203)
Lam Research Corp.	Call	4/21/17	USD	125.00	8	(4,480)
salesforce.com, Inc.	Call	4/21/17	USD	85.00	15	(878)
Total						$(6,303)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Metro Bank PLC	Call	UBS AG	4/06/17	GBP	36.48	600	—
Metro Bank PLC	Call	UBS AG	4/11/17	GBP	36.26	300	$(1)
Metro Bank PLC	Call	UBS AG	4/11/17	GBP	37.24	900	—
Metro Bank PLC	Call	UBS AG	4/19/17	GBP	35.93	498	(15)
Metro Bank PLC	Call	UBS AG	4/25/17	GBP	36.00	401	(24)
Unilever PLC	Call	BNP Paribas S.A.	4/27/17	GBP	41.21	2,500	(1,040)
Total							$(1,080)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	—	—	—
Belgium	—	$415,949	—	$415,949
Brazil	$192,096	—	—	192,096
Canada	492,090	—	—	492,090
China	1,491,703	1,455,454	—	2,947,157
France	—	995,389	—	995,389
Germany	—	525,364	—	525,364
Hong Kong	464,427	293,230	—	757,657
India	—	1,295,265	$253,077	1,548,342
Indonesia	—	473,006	—	473,006
Ireland	227,334	—	—	227,334
Italy	—	1,138,454	—	1,138,454
Japan	—	1,863,673	—	1,863,673
Mexico	256,619	—	—	256,619
Netherlands	—	566,172	—	566,172
New Zealand	—	187,693	—	187,693
Nigeria	—	110,943	—	110,943
Norway	—	383,683	—	383,683
Peru	416,415	—	—	416,415
Philippines	116,515	—	—	116,515
Portugal	—	380,945	—	380,945
South Africa	—	457,662	—	457,662
South Korea	—	818,631	—	818,631
Spain	—	294,911	—	294,911
Switzerland	—	818,236	—	818,236
Taiwan	—	743,826	—	743,826
Thailand	229,888	—	—	229,888
United Kingdom	208,688	1,946,448	—	2,155,136
United States	19,899,566	—	198,899	20,098,465
Preferred Stocks:
India	—	—	143,549	143,549
United States	—	—	760,223	760,223
Short-Term Securities	252,066	—	—	252,066

Subtotal	$24,247,407	$15,164,934	$1,355,748	$40,768,089

Investments Valued at NAV[1]				1,901,895

Total Investments				$42,669,984

[1] As of March 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$81,738	—	$81,738
Liabilities:
Equity contracts	$(5,561)	(1,822)	—	(7,383)
Foreign currency exchange contracts	—	(32,038)	—	(32,038)

Total	$(5,561)	$47,878	—	$42,317

[2]

Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between Level 1 and Level 2.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening balance, as of December 31, 2016	$200,290	$1,123,247	$1,323,537
Transfers into Level 3	287,132	—	287,132
Transfers out of Level 3		—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	58,306	—	58,306
Net change in unrealized appreciation (depreciation)[1]	79,132	(219,475)	(140,343)
Purchases	—	—	—
Sales	(172,884)	—	(172,884)

Closing Balance, as of March 31, 2017	$451,976	$903,772	$1,355,748

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[1]	$79,132	$(219,475)	$(140,343)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $253,077.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$198,899	Market	Tangible Book Value Multiple[1]	1.80x
Preferred Stocks[3]	903,772	Market	Revenue Growth Rate[1]	133.00% - 187.00%	174.23%
			Revenue Multiple[1]	10.75x - 32.50x	15.49x
			Time to Exit[2]	2-3 years
			Volatility[1]	38.00%
Total	$1,102,671

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]

For the period ended March 31, 2017, the valuation technique for investments classified as preferred stocks amounting to $143,549 changed to an Option Pricing Model. The investments were previously valued utilizing Probability-Weighted Expected Return Model. The change was due to consideration of liquidation preferences and exit strategy.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	7

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Government Money Market V.I. Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes, 0.53%, 05/01/17 (a)	$2,230	$2,229,081
Fannie Mae Variable Rate Notes: (b)
1.00%, 07/20/17	2,500	2,499,962
0.94%, 08/16/17	2,000	1,999,925
0.84%, 10/05/17	1,500	1,499,884
Federal Farm Credit Bank Discount Notes: (a)
0.76%, 11/03/17	360	358,374
0.90%, 11/28/17	3,000	2,982,075
0.82%, 12/15/17	1,345	1,337,157
Federal Farm Credit Bank Variable Rate Notes: (b)
0.99%, 09/22/17	2,000	1,999,952
1.05%, 11/20/17	1,000	999,968
0.96%, 01/23/18	575	575,004
1.01%, 04/04/18	1,000	999,899
Federal Home Loan Bank:
0.84%, 09/08/17	2,310	2,308,892
0.88%, 03/19/18	1,000	997,832
Federal Home Loan Bank Discount Notes: (a)
0.55%, 04/05/17	2,795	2,794,915
0.53%, 04/07/17	4,375	4,374,744
0.52%, 04/10/17	6,000	5,999,393
0.49%, 04/11/17	1,400	1,399,847
0.52%, 04/12/17	5,000	4,999,350
0.53%, 04/24/17	2,000	1,999,382
0.55%, 05/01/17	2,000	1,999,144
0.55%, 05/03/17	2,000	1,999,092
0.58%, 05/22/17	1,935	1,933,486
0.63%, 07/19/17	3,000	2,994,427
0.64%, 08/01/17	1,920	1,915,904
0.68%, 08/22/17	960	957,443
0.68%, 08/25/17	910	907,543
0.70%, 08/30/17	2,000	1,994,247
0.89%, 09/06/17	1,220	1,215,295
0.92%, 09/20/17	1,500	1,493,505
Federal Home Loan Bank Variable Rate Notes: (b)
0.65%, 05/04/17	835	835,000
0.69%, 05/10/17	1,500	1,499,969
0.89%, 07/06/17	1,970	1,970,000
0.89%, 07/07/17	3,500	3,500,000
0.91%, 08/22/17	800	799,992

U.S. Government Sponsored Agency Obligations	Par (000)	Value
1.01%, 08/25/17	$1,260	$1,260,000
1.01%, 10/16/17	1,300	1,300,000
0.96%, 10/27/17	1,670	1,670,000
0.96%, 10/27/17	1,000	999,960
0.71%, 04/17/18	2,500	2,500,000
0.69%, 05/09/18	1,000	1,000,000
0.95%, 06/08/18	500	500,000
Freddie Mac:
1.00%, 06/29/17	4,920	4,923,432
0.75%, 07/14/17	500	500,163
1.00%, 09/29/17	1,070	1,071,411
Freddie Mac Discount Notes: (a)
0.52%, 05/10/17	1,325	1,324,292
0.50%, 05/15/17	1,790	1,788,956
0.80%, 08/02/17	1,330	1,326,424
0.83%, 08/03/17	2,535	2,527,870
Total U.S. Government Sponsored Agency Obligations — 60.7%		91,063,191

U.S. Treasury Obligations
U.S. Treasury Bills:
0.61%, 4/27/17 (a)	1,800	1,799,274
0.91%, 9/28/17 (a)	1,500	1,493,288
U.S. Treasury Notes:
0.88%, 10/15/17	1,600	1,601,159
0.95%, 10/31/17 (b)	1,274	1,273,379
0.75%, 2/28/18	1,955	1,952,177
0.92%, 1/31/19 (b)	3,775	3,775,000
Total U.S. Treasury Obligations — 7.9%		11,894,277

Total Repurchase Agreements — 31.1%		46,755,000
Total Investments (Cost — $149,712,468*) — 99.7%		149,712,468
Other Assets Less Liabilities — 0.3%		378,686

Net Assets — 100.0%		$150,091,154

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Government Money Market V.I. Fund

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Bank of Montreal	0.78%	3/31/17	4/03/17	$5,000	$5,000	$5,000,325	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.88% to 5.50% due from 3/31/18 to 3/15/41	$5,353,093	$5,147,880
BNP Paribas Securities Corp.	0.80%	3/31/17	4/03/17	5,000	5,000	5,000,333	U.S. Treasury obligations, 0.00% to 2.38% due from 8/15/17 to 5/15/45	6,848,633	5,100,000
	0.76%(a)	3/21/17	4/07/17	1,255	1,255	1,255,450	U.S. Treasury obligations, 0.00% to 2.25% due from 8/15/17 to 8/15/46	1,610,146	1,280,100

Total BNP Paribas Securities Corp.					$6,255				$6,380,100

Goldman Sachs & Co.	0.85%	3/30/17	4/06/17	2,000	2,000	2,000,331	Ginnie Mae Bonds, 3.50% to 5.00% due from 3/15/23 to 11/20/46	25,624,404	2,040,000
J.P. Morgan Securities LLC	0.80%	3/31/17	4/03/17	5,000	5,000	5,000,333	U.S. Treasury obligation, 2.50% due at 5/15/46	5,645,000	5,101,117
	1.15%(a)	3/31/17	5/05/17	3,500	3,500	3,503,913	Ginnie Mae Bond, 3.00% due at 11/20/46	3,575,000	3,572,521

Total J.P. Morgan Securities LLC					$8,500				$8,673,638

Merrill Lynch, Pierce, Fenner & Smith Inc.	0.88%	3/30/17	4/06/17	2,000	2,000	2,000,342	U.S. government sponsored agency obligation 2.50% due at 5/01/30	2,667,234	2,060,000
Mizuho Securities USA, Inc.	0.81%	3/31/17	4/03/17	11,000	11,000	11,000,743	U.S. government sponsored agency obligations 3.50% to 4.00% due from 3/01/32 to 2/01/47	10,827,022	11,330,000
RBC Capital Markets, LLC	0.78%	3/31/17	4/03/17	4,000	4,000	4,000,260	U.S. government sponsored agency obligations 0.00% to 7.13% due from 10/15/31 to 2/25/47	64,803,793	4,274,544

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Government Money Market V.I. Fund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Societe Generale SA	0.78%	3/31/17	4/03/17	$5,500	$5,500	$5,500,358	U.S. Treasury obligations, 1.75% to 2.63% due from 11/15/20 to 12/31/22	$5,418,600	$5,610,010
Wells Fargo Securities LLC	0.78%	3/28/17	4/04/17	1,000	1,000	1,000,152	U.S. government sponsored agency obligations 2.50% to 5.00% due from 7/01/22 to 2/01/32	20,421,629	1,030,000
	0.78%	3/29/17	4/05/17	1,500	1,500	1,500,228	U.S. government sponsored agency obligation 3.00% due at 2/01/47	1,563,694	1,545,001

Total Wells Fargo Securities LLC					$2,500				$2,575,001
Total					$46,755				$48,091,173

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$149,712,468	—	$149,712,468

[1]	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares		Value
Banks — 0.3%
Bank of America Corp.		8,799		$207,568
Citigroup, Inc.		4,572		273,497
JPMorgan Chase & Co.		3,042		267,209
Wells Fargo & Co.		4,738		263,717

				1,011,991
Capital Markets — 0.1%
Goldman Sachs Group, Inc.		1,104		253,611
Morgan Stanley		5,950		254,898

				508,509
Chemicals — 0.0%
Advanced Emissions Solutions, Inc. (a)		1,644		15,684
Consumer Finance — 0.0%
Ally Financial, Inc.		—	(b)	10
Containers & Packaging — 0.0%
Ardagh Group SA (a)		1,227		26,945
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		13,812		17,265
Equity Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $1,200) (a)(c)		1,200		1,200
Hotels, Restaurants & Leisure — 0.2%
Amaya, Inc. (a)		30,619		519,661
Amaya, Inc. (a)		9,024		153,154

				672,815
Metals & Mining — 0.1%
Teck Resources Ltd., Class B		8,400		183,960
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc. (a)		11,157		720,631
Total Common Stocks — 0.9%				3,159,010

Corporate Bonds		Par (000)		Value
Aerospace & Defense — 2.3%
Arconic, Inc.:
6.15%, 8/15/20	USD	535		578,469
5.13%, 10/01/24		757		781,981
5.90%, 2/01/27		129		138,101
5.95%, 2/01/37		128		127,680
Bombardier, Inc.:
8.75%, 12/01/21 (d)		1,083		1,185,885
6.00%, 10/15/22 (d)		515		507,661
6.13%, 1/15/23 (d)		122		119,560
7.50%, 3/15/25 (d)		481		493,025
Engility Corp., 8.88%, 9/01/24 (d)		287		303,861
KLX, Inc., 5.88%, 12/01/22 (d)		604		622,875
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19		111		111,000

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.:
6.00%, 7/15/22	USD	1,448	$1,466,969
6.50%, 7/15/24		1,267	1,284,421
6.50%, 5/15/25		280	282,450
6.38%, 6/15/26		127	127,075

			8,131,013
Air Freight & Logistics — 0.4%
CEVA Group PLC, 7.00%, 3/01/21 (d)		80	71,400
XPO Logistics, Inc.:
6.50%, 6/15/22 (d)		691	725,550
6.13%, 9/01/23 (d)		598	621,920

			1,418,870
Airlines — 0.2%
Air Medical Group Holdings, Inc., 6.38%, 5/15/23 (d)		147	142,223
American Airlines Group, Inc., 5.50%, 10/01/19 (d)		30	31,200
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		365	379,199
National Air Cargo Group, Inc.:
11.88%, 5/15/18		42	40,520
11.88%, 5/15/18		40	38,553
Virgin Australia Pass-Through Trust, Series 2013-1C, 7.13%, 10/23/18 (d)		177	180,499

			812,194
Auto Components — 0.7%
Goodyear Tire & Rubber Co.:
7.00%, 5/15/22		100	104,030
5.00%, 5/31/26		68	69,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		475	479,750
6.25%, 2/01/22 (d)		319	323,785
6.75%, 2/01/24 (d)		1,050	1,082,813
IHO Verwaltungs GmbH:
4.13%, 9/15/21 (d)(e)		201	202,005
4.50%, 9/15/23 (d)(e)		215	212,581

			2,474,664
Automobiles — 0.0%
Jaguar Land Rover Automotive PLC, 5.63%, 2/01/23 (d)		150	156,000
Banks — 0.4%
Banco Espirito Santo SA:
2.63%, 5/08/17 (a)(f)	EUR	100	30,937
4.75%, 1/15/18 (a)(f)		100	30,937
4.00%, 1/21/19 (a)(f)		100	30,937
CIT Group, Inc., 5.00%, 8/01/23	USD	1,256	1,309,380

			1,402,191
Building Products — 0.6%
CPG Merger Sub LLC, 8.00%, 10/01/21 (d)		885	927,037
Masonite International Corp., 5.63%, 3/15/23 (d)		279	284,717

Portfolio Abbreviations

AKA	Also Known As	FKA	Formerly Known As	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	OTC	Over-the-counter	S&P	Standard & Poor’s
EUR	Euro	PIK	Payment-in-kind	USD	U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Building Products (continued)
Ply Gem Industries, Inc., 6.50%, 2/01/22	USD	387	$405,112
Standard Industries, Inc.:
5.50%, 2/15/23 (d)		10	10,225
5.38%, 11/15/24 (d)		205	207,690
6.00%, 10/15/25 (d)		352	363,440
USG Corp., 5.50%, 3/01/25 (d)		55	57,200

			2,255,421
Capital Markets — 0.0%
LPL Holdings, Inc., 5.75%, 9/15/25 (d)		70	70,700
Chemicals — 1.9%
Axalta Coating Systems LLC, 4.88%, 8/15/24 (d)		253	259,325
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		100	119,750
10.00%, 10/15/25		45	54,337
CF Industries, Inc.:
7.13%, 5/01/20		150	163,303
5.15%, 3/15/34		105	98,175
4.95%, 6/01/43		195	165,263
Chemours Co.:
6.63%, 5/15/23		280	296,800
7.00%, 5/15/25		108	116,262
Hexion, Inc., 10.38%, 2/01/22 (d)		242	241,395
Huntsman International LLC:
4.88%, 11/15/20		316	329,430
5.13%, 11/15/22		70	73,150
Koppers, Inc., 6.00%, 2/15/25 (d)		278	287,035
Momentive Performance Materials, Inc.:
3.88%, 10/24/21		1,330	1,308,387
Escrow, 0.00%, 10/15/20 (a)(f)		334	—	(g)
Platform Specialty Products Corp.:
10.38%, 5/01/21 (d)		52	57,850
6.50%, 2/01/22 (d)		1,908	1,979,550
PQ Corp., 6.75%, 11/15/22 (d)		371	395,115
Tronox Finance LLC:
6.38%, 8/15/20		257	257,964
7.50%, 3/15/22 (d)		79	81,765
WR Grace & Co-Conn, 5.13%, 10/01/21 (d)		381	399,574

			6,684,430
Commercial Services & Supplies — 1.9%
ACCO Brands Corp., 5.25%, 12/15/24 (d)		108	108,540
Acosta, Inc., 7.75%, 10/01/22 (d)		317	269,133
ADT Corp.:
3.50%, 7/15/22		300	287,250
4.13%, 6/15/23		642	613,110
4.88%, 7/15/32 (d)		368	292,560
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (d)		257	259,570
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (d)		398	419,373
Covanta Holding Corp., 5.88%, 7/01/25		262	262,491
Mobile Mini, Inc., 5.88%, 7/01/24		735	758,887
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (d)		1,778	1,949,133
Ritchie Bros. Auctioneers, Inc., 5.38%, 1/15/25 (d)		209	213,703
Tervita Escrow Corp., 7.63%, 12/01/21 (d)		460	474,950
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (d)		794	817,820

			6,726,520
Communications Equipment — 0.7%
CommScope Technologies LLC:
6.00%, 6/15/25 (d)		2	2,095
5.00%, 3/15/27 (d)		285	284,558

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
CommScope, Inc., 5.00%, 6/15/21 (d)	USD	165	$169,537
Hughes Satellite Systems Corp.:
7.63%, 6/15/21		162	178,605
5.25%, 8/01/26 (d)		614	612,465
6.63%, 8/01/26 (d)		137	140,083
Nokia OYJ, 6.63%, 5/15/39		373	395,846
Riverbed Technology, Inc., 8.88%, 3/01/23 (d)		638	652,355

			2,435,544
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (d)		657	691,493
Construction Materials — 0.1%
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/01/22 (d)		200	211,500
Consumer Finance — 1.3%
Ally Financial, Inc.:
5.13%, 9/30/24		327	336,401
4.63%, 3/30/25		25	24,875
8.00%, 11/01/31		2,001	2,376,187
DFC Finance Corp., 12.00%, 6/16/20 (d)(e)		216	144,938
Navient Corp.:
6.63%, 7/26/21		397	410,895
6.50%, 6/15/22		39	39,341
5.50%, 1/25/23		640	611,200
7.25%, 9/25/23		94	94,470
6.13%, 3/25/24		113	107,633
5.88%, 10/25/24		122	113,803
5.63%, 8/01/33		100	77,750
OneMain Financial Holdings LLC:
6.75%, 12/15/19 (d)		181	189,145
7.25%, 12/15/21 (d)		123	128,843

			4,655,481
Containers & Packaging — 2.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (d)		700	724,080
6.00%, 6/30/21 (d)		530	545,900
4.25%, 9/15/22 (d)		296	298,960
4.63%, 5/15/23 (d)		374	376,805
7.25%, 5/15/24 (d)		1,622	1,735,540
6.00%, 2/15/25 (d)		1,289	1,303,501
Ball Corp., 5.00%, 3/15/22		279	294,345
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (d)		34	34,734
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		463	476,316
6.88%, 2/15/21		142	145,845
4.52%, 7/15/21 (d)(h)		795	813,388
5.13%, 7/15/23 (d)		1,122	1,152,855
7.00%, 7/15/24 (d)		1,337	1,431,426
Sealed Air Corp.:
4.88%, 12/01/22 (d)		269	280,263
6.88%, 7/15/33 (d)		31	33,713
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (d)		689	706,652

			10,354,323
Distributors — 0.1%
American Tire Distributors, Inc., 10.25%, 3/01/22 (d)		337	342,897
Diversified Consumer Services — 0.1%
Service Corp. International:
4.50%, 11/15/20		240	244,200
5.38%, 1/15/22		166	171,395

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Diversified Consumer Services (continued)
Sotheby’s, 5.25%, 10/01/22 (d)	USD	56	$56,700

			472,295
Diversified Financial Services — 1.5%
Alpha 3 BV/Alpha U.S. Bidco, Inc., 6.25%, 2/01/25 (d)		900	911,250
Altice Financing SA, 7.50%, 5/15/26 (d)		1,255	1,333,437
Cardtronics, Inc./Cardtronics USA, 5.50%, 5/01/25 (d)		96	97,080
FBM Finance, Inc., 8.25%, 8/15/21 (d)		160	169,600
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (d)		200	202,000
6.88%, 4/15/22 (d)		451	430,705
Nielsen Co. Luxembourg Sàrl, 5.00%, 2/01/25 (d)		212	211,205
Silversea Cruise Finance Ltd., 7.25%, 2/01/25 (d)		114	119,700
Virgin Media Finance PLC, 5.75%, 1/15/25 (d)		1,280	1,283,200
Virgin Media Secured Finance PLC:
5.25%, 1/15/26 (d)		530	532,650
5.50%, 8/15/26 (d)		200	203,000

			5,493,827
Diversified Telecommunication Services — 4.8%
Avaya, Inc., 7.00%, 4/01/19 (a)(d)(f)		170	134,300
CenturyLink, Inc.:
Series S, 6.45%, 6/15/21		1,197	1,271,681
Series U, 7.65%, 3/15/42		75	65,906
Series W, 6.75%, 12/01/23		374	389,895
Cincinnati Bell, Inc., 7.00%, 7/15/24 (d)		1,228	1,287,865
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (d)		370	394,975
Consolidated Communications, Inc., 6.50%, 10/01/22		133	127,680
Frontier Communications Corp.:
8.13%, 10/01/18		163	172,780
7.13%, 3/15/19		349	367,323
8.50%, 4/15/20		449	473,695
8.88%, 9/15/20		159	167,745
6.25%, 9/15/21		266	247,380
7.13%, 1/15/23		170	149,122
7.63%, 4/15/24		612	526,014
6.88%, 1/15/25		1,119	925,973
11.00%, 9/15/25		208	202,280
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		623	594,186
7.25%, 10/15/20		570	519,413
5.50%, 8/01/23		1,024	844,800
Level 3 Financing, Inc.:
5.38%, 8/15/22		513	530,314
5.63%, 2/01/23		245	253,575
5.13%, 5/01/23		96	98,160
5.38%, 1/15/24		675	691,031
5.38%, 5/01/25		397	403,947
5.25%, 3/15/26		266	267,330
SBA Communications Corp., 4.88%, 9/01/24 (d)		315	310,999
Telecom Italia Capital SA:
6.38%, 11/15/33		78	78,828
6.00%, 9/30/34		1,442	1,423,975
7.20%, 7/18/36		140	148,434
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (d)		264	289,080
Wind Acquisition Finance SA:
6.50%, 4/30/20 (d)		200	206,750
7.38%, 4/23/21 (d)		1,005	1,045,200
Windstream Services LLC, 7.75%, 10/01/21		29	28,565

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23	USD	1,731	$1,828,369
6.38%, 5/15/25		93	100,381
5.75%, 1/15/27 (d)		56	59,069
Ziggo Bond Finance BV, 5.88%, 1/15/25 (d)		600	604,500

			17,231,520
Electric Utilities — 0.0%
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (d)		7	6,854
Electrical Equipment — 0.6%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (d)		514	549,980
GrafTech International Ltd., 6.38%, 11/15/20		103	86,520
Sensata Technologies BV:
5.63%, 11/01/24 (d)		202	210,585
5.00%, 10/01/25 (d)		661	665,957
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (d)		500	530,000

			2,043,042
Electronic Equipment, Instruments & Components — 0.5%
Anixter, Inc., 5.63%, 5/01/19		55	57,681
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		215	228,291
5.00%, 9/01/23		579	585,514
5.50%, 12/01/24		732	766,770
5.00%, 9/01/25		132	134,640

			1,772,896
Energy Equipment & Services — 2.1%
Ensco PLC:
8.00%, 1/31/24		116	117,450
4.50%, 10/01/24		157	132,273
5.20%, 3/15/25		45	39,037
Noble Holding International Ltd.:
4.63%, 3/01/21		12	11,040
7.75%, 1/15/24		587	563,520
Noble Holding U.S. LLC/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19		130	134,875
Parker Drilling Co.:
7.50%, 8/01/20		220	205,700
6.75%, 7/15/22		162	143,775
Pioneer Energy Services Corp., 6.13%, 3/15/22		570	518,700
Precision Drilling Corp.:
6.63%, 11/15/20		39	39,058
6.50%, 12/15/21		65	64,852
7.75%, 12/15/23 (d)		110	115,775
5.25%, 11/15/24		168	159,180
Rowan Cos., Inc.:
4.88%, 6/01/22		90	85,950
7.38%, 6/15/25		527	529,635
SESI LLC:
6.38%, 5/01/19		105	104,737
7.13%, 12/15/21		110	111,375
Transocean, Inc.:
2.50%, 10/15/17		139	139,695
6.00%, 3/15/18		566	577,320
7.38%, 4/15/18		35	36,137
5.55%, 10/15/22		334	314,169
9.00%, 7/15/23 (d)		1,478	1,577,765
6.80%, 3/15/38		175	143,937
Weatherford International LLC, 6.80%, 6/15/37		107	102,987

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Weatherford International Ltd.:
7.75%, 6/15/21	USD	399	$429,923
4.50%, 4/15/22		169	161,817
8.25%, 6/15/23		175	190,313
9.88%, 2/15/24 (d)		153	177,097
6.50%, 8/01/36		317	299,565
7.00%, 3/15/38		258	248,970
5.95%, 4/15/42		140	121,800

			7,598,427
Equity Real Estate Investment Trusts (REITs) — 1.6%
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 3/15/24 (d)		395	405,863
5.38%, 3/15/27 (d)		25	25,250
Equinix, Inc.:
5.38%, 4/01/23		70	72,887
5.88%, 1/15/26		295	313,806
ESH Hospitality, Inc., 5.25%, 5/01/25 (d)		142	143,153
GEO Group, Inc.:
5.88%, 1/15/22		70	72,275
5.13%, 4/01/23		278	275,915
5.88%, 10/15/24		220	224,950
6.00%, 4/15/26		103	104,310
Iron Mountain, Inc., 6.00%, 8/15/23		70	73,675
iStar, Inc., 6.00%, 4/01/22		113	114,695
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24		1,155	1,218,525
4.50%, 9/01/26		557	540,290
Uniti Group, Inc./CSL Capital LLC:
6.00%, 4/15/23 (d)		362	375,575
8.25%, 10/15/23		814	858,770
7.13%, 12/15/24 (d)		928	941,920

			5,761,859
Food & Staples Retailing — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24 (d)		239	244,377
5.75%, 3/15/25 (d)		340	329,800
Rite Aid Corp.:
9.25%, 3/15/20		90	92,531
6.75%, 6/15/21		559	561,446
6.13%, 4/01/23 (d)		273	270,611
7.70%, 2/15/27		336	376,320

			1,875,085
Food Products — 0.8%
B&G Foods, Inc., 5.25%, 4/01/25		168	169,470
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (d)		369	377,764
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (d)		200	200,500
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/01/21 (d)		110	113,025
5.88%, 7/15/24 (d)		152	156,560
5.75%, 6/15/25 (d)		483	487,830
Post Holdings, Inc.:
7.75%, 3/15/24 (d)		459	506,144
5.50%, 3/01/25 (d)		26	26,130
8.00%, 7/15/25 (d)		561	629,723
TreeHouse Foods, Inc., 6.00%, 2/15/24 (d)		21	21,997
WhiteWave Foods Co., 5.38%, 10/01/22		143	155,334

			2,844,477

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies — 0.6%
Alere, Inc.:
6.50%, 6/15/20	USD	318	$320,385
6.38%, 7/01/23 (d)		98	99,593
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (d)		1,013	883,843
Hologic, Inc., 5.25%, 7/15/22 (d)		588	616,665
Teleflex, Inc., 4.88%, 6/01/26		98	98,490

			2,018,976
Health Care Providers & Services — 5.4%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		37	37,370
5.63%, 2/15/23		695	719,756
6.50%, 3/01/24		57	59,993
Centene Corp.:
5.63%, 2/15/21		330	345,378
4.75%, 5/15/22		448	460,320
6.13%, 2/15/24		73	78,384
4.75%, 1/15/25		450	452,533
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		396	388,575
5.13%, 2/01/21		166	164,133
6.88%, 2/01/22		108	92,880
6.25%, 3/31/23		658	669,515
DaVita, Inc.:
5.13%, 7/15/24		434	438,340
5.00%, 5/01/25		31	31,077
Envision Healthcare Corp.:
5.13%, 7/01/22 (d)		584	594,401
5.63%, 7/15/22		1,259	1,290,475
6.25%, 12/01/24 (d)		123	129,150
Fresenius Medical Care U.S. Finance II, Inc., 5.88%, 1/31/22 (d)		160	173,200
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23 (d)		127	131,381
HCA, Inc.:
6.50%, 2/15/20		294	321,748
7.50%, 2/15/22		289	330,544
5.88%, 3/15/22		560	616,000
4.75%, 5/01/23		130	135,525
5.00%, 3/15/24		1,533	1,607,734
5.38%, 2/01/25		1,132	1,180,110
5.25%, 4/15/25		395	419,687
5.25%, 6/15/26		779	819,897
4.50%, 2/15/27		472	472,000
Series 1, 5.88%, 5/01/23		756	816,480
HealthSouth Corp.:
5.13%, 3/15/23		300	300,000
5.75%, 11/01/24		140	141,050
5.75%, 9/15/25		75	74,906
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		294	281,505
MEDNAX, Inc., 5.25%, 12/01/23 (d)		346	352,920
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (d)		807	867,626
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (d)		326	347,842
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (d)		71	75,083
Team Health Holdings, Inc., 6.38%, 2/01/25 (d)		905	886,900
Tenet Healthcare Corp.:
6.25%, 11/01/18		69	72,407
6.75%, 2/01/20		85	86,275
6.00%, 10/01/20		172	181,890
4.50%, 4/01/21		54	54,000
4.38%, 10/01/21		184	184,000

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
7.50%, 1/01/22 (d)	USD	156	$168,480
8.13%, 4/01/22		1,186	1,237,887
6.75%, 6/15/23		927	910,777
WellCare Health Plans, Inc.:
5.75%, 11/15/20		120	123,480
5.25%, 4/01/25		106	108,470

			19,432,084
Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (d)		218	223,450
Hotels, Restaurants & Leisure — 2.9%
Aramark Services, Inc., 5.13%, 1/15/24		797	835,854
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (d)		692	717,950
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		1,206	1,257,255
Eagle II Acquisition Co. LLC, 6.00%, 4/01/25 (d)		103	106,090
Gateway Casinos & Entertainment Ltd., 8.25%, 3/01/24 (d)		88	89,100
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (d)		113	111,587
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (d)		106	109,047
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (d)		35	35,744
5.25%, 6/01/26 (d)		67	68,173
MGM Resorts International:
5.25%, 3/31/20		150	157,875
6.75%, 10/01/20		502	552,200
6.63%, 12/15/21		1,369	1,514,456
7.75%, 3/15/22		390	449,963
4.63%, 9/01/26		174	168,780
Scientific Games International, Inc.:
7.00%, 1/01/22 (d)		1,131	1,207,343
10.00%, 12/01/22		1,064	1,134,490
Six Flags Entertainment Corp.:
4.88%, 7/31/24 (d)		259	256,410
5.50%, 4/15/27 (d)		171	170,573
Station Casinos LLC, 7.50%, 3/01/21		925	962,000
Sterling Entertainment Enterprises LLC, 9.75%, 12/25/19 (d)		475	470,250
Yum! Brands, Inc., 3.88%, 11/01/23		97	94,817

			10,469,957
Household Durables — 1.5%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		109	113,769
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (d)		20	20,675
CalAtlantic Group, Inc.:
6.63%, 5/01/20		255	278,587
8.38%, 1/15/21		453	525,480
5.38%, 10/01/22		20	20,900
5.88%, 11/15/24		393	412,650
5.25%, 6/01/26		71	70,734
Lennar Corp.:
4.75%, 4/01/21		51	53,167
4.13%, 1/15/22		494	497,552
4.75%, 11/15/22		720	741,600
4.88%, 12/15/23		450	460,125
Mattamy Group Corp., 6.88%, 12/15/23 (d)		118	122,425
Meritage Homes Corp., 7.15%, 4/15/20		70	76,554

Corporate Bonds		Par (000)	Value
Household Durables (continued)
PulteGroup, Inc.:
5.50%, 3/01/26	USD	229	$237,015
6.38%, 5/15/33		193	197,825
6.00%, 2/15/35		244	239,120
Tempur Sealy International, Inc., 5.50%, 6/15/26		427	421,022
TRI Pointe Group, Inc.:
4.38%, 6/15/19		165	168,713
4.88%, 7/01/21		195	200,850
5.88%, 6/15/24		90	92,700
William Lyon Homes, Inc., 5.88%, 1/31/25 (d)		76	76,570
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (d)		190	198,550

			5,226,583
Household Products — 0.1%
Spectrum Brands, Inc., 6.63%, 11/15/22		460	484,725
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.:
4.88%, 5/15/23		408	405,960
5.50%, 3/15/24		171	173,565
Calpine Corp.:
6.00%, 1/15/22 (d)		76	79,230
5.88%, 1/15/24 (d)		196	206,535
Dynegy, Inc.:
6.75%, 11/01/19		555	570,263
7.38%, 11/01/22		444	439,560
7.63%, 11/01/24		125	119,375
8.00%, 1/15/25 (d)		27	25,853
NRG Energy, Inc.:
7.88%, 5/15/21		35	35,963
6.63%, 3/15/23		40	40,925
6.25%, 5/01/24		60	59,813
7.25%, 5/15/26		107	110,210
6.63%, 1/15/27 (d)		592	590,520
NRG Yield Operating LLC, 5.38%, 8/15/24		95	96,425
Pattern Energy Group, Inc., 5.88%, 2/01/24 (d)		166	168,075
TerraForm Power Operating LLC, 6.38%, 2/01/23 (d)(i)		234	243,067

			3,365,339
Insurance — 1.1%
Alliant Holdings Intermediate LLC, 8.25%, 8/01/23 (d)		811	851,039
HUB International Ltd.:
9.25%, 2/15/21 (d)		493	508,677
7.88%, 10/01/21 (d)		800	834,000
Radian Group, Inc., 5.25%, 6/15/20		271	284,889
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (d)		1,210	1,382,425

			3,861,030
Internet & Direct Marketing Retail — 0.2%
Netflix, Inc.:
5.50%, 2/15/22		446	473,875
4.38%, 11/15/26 (d)		212	208,290

			682,165
Internet Software & Services — 0.1%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sàrl/Greeneden U.S. Holdings II LLC, 10.00%, 11/30/24 (d)		215	233,813
GTT Escrow Corp., 7.88%, 12/31/24 (d)		84	87,150
IAC/InterActiveCorp., 4.88%, 11/30/18		93	94,279

			415,242

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
IT Services — 2.1%
Alliance Data Systems Corp.:
5.88%, 11/01/21 (d)	USD	490	$507,150
5.38%, 8/01/22 (d)		700	705,250
APX Group, Inc.:
6.38%, 12/01/19		184	189,290
8.75%, 12/01/20		536	554,760
7.88%, 12/01/22 (d)		235	253,800
7.88%, 12/01/22		140	151,200
First Data Corp.:
7.00%, 12/01/23 (d)		1,856	1,990,560
5.75%, 1/15/24 (d)		1,941	2,002,141
Gartner, Inc., 5.13%, 4/01/25 (d)		206	209,863
Sabre GLBL, Inc.:
5.38%, 4/15/23 (d)		65	66,463
5.25%, 11/15/23 (d)		330	337,425
WEX, Inc., 4.75%, 2/01/23 (d)		700	688,596

			7,656,498
Life Sciences Tools & Services — 0.9%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (d)		471	484,541
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (d)		1,706	1,778,505
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 5/15/22 (d)		1,022	950,460
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (d)		70	71,575

			3,285,081
Machinery — 0.9%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (d)		610	512,400
Allison Transmission, Inc., 5.00%, 10/01/24 (d)		16	16,160
EnPro Industries, Inc., 5.88%, 9/15/22 (d)		130	134,550
Gardner Denver, Inc., 6.88%, 8/15/21 (d)		145	149,713
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (d)		1,037	1,055,147
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (d)		200	210,000
Mercer International, Inc., 6.50%, 2/01/24 (d)		136	136,340
Navistar International Corp., 8.25%, 11/01/21		189	188,998
SPX FLOW, Inc.:
5.63%, 8/15/24 (d)		332	334,905
5.88%, 8/15/26 (d)		158	159,383
Terex Corp., 5.63%, 2/01/25 (d)		359	364,385

			3,261,981
Media — 9.9%
Altice Luxembourg SA, 7.75%, 5/15/22 (d)		705	748,181
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (d)		1,131	1,166,344
5.50%, 5/15/26 (d)		454	466,485
AMC Networks, Inc., 5.00%, 4/01/24		1,107	1,107,000
Cablevision Systems Corp.:
8.63%, 9/15/17		115	118,163
7.75%, 4/15/18		492	512,910
8.00%, 4/15/20		125	138,437
CBS Radio, Inc., 7.25%, 11/01/24 (d)		241	253,050
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		610	632,875
5.13%, 5/01/23 (d)		1,076	1,108,280
5.75%, 2/15/26 (d)		331	347,550
5.13%, 5/01/27 (d)		1,968	1,977,840
5.88%, 5/01/27 (d)		698	732,900

Corporate Bonds		Par (000)	Value
Media (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (d)	USD	168	$173,040
5.13%, 12/15/21 (d)		692	701,515
5.13%, 12/15/21 (d)		457	463,855
7.75%, 7/15/25 (d)		984	1,087,935
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25		10	10,567
Clear Channel International BV, 8.75%, 12/15/20 (d)		926	983,875
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/22		844	856,660
Series B, 7.63%, 3/15/20		879	885,593
Series B, 6.50%, 11/15/22		2,485	2,584,400
CSC Holdings LLC:
10.13%, 1/15/23 (d)		2,610	3,027,600
5.25%, 6/01/24		469	467,241
6.63%, 10/15/25 (d)		396	430,650
10.88%, 10/15/25 (d)		920	1,106,300
DISH DBS Corp.:
6.75%, 6/01/21		554	597,974
5.88%, 7/15/22		728	764,851
5.00%, 3/15/23		92	92,460
5.88%, 11/15/24		116	121,829
7.75%, 7/01/26		1,110	1,290,375
DISH Network Corp., 3.38%, 8/15/26 (d)(j)		297	358,813
iHeartCommunications, Inc.:
9.00%, 12/15/19		229	195,909
9.00%, 3/01/21		321	243,960
9.00%, 9/15/22		345	259,181
10.63%, 3/15/23		890	689,750
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (d)		92	95,450
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (d)		95	91,913
MDC Partners, Inc., 6.50%, 5/01/24 (d)		450	429,187
Midcontinent Communications/Midcontinent Finance Corp.:
6.25%, 8/01/21 (d)		125	130,000
6.88%, 8/15/23 (d)		132	140,415
National CineMedia LLC, 5.75%, 8/15/26		96	97,151
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (d)		301	305,515
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (d)		302	308,795
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.63%, 2/15/24		37	38,665
5.88%, 3/15/25		240	251,400
Radio One, Inc., 7.38%, 4/15/22 (d)		60	62,700
Regal Entertainment Group, 5.75%, 2/01/25		48	49,560
SFR Group SA:
6.00%, 5/15/22 (d)		865	896,356
7.38%, 5/01/26 (d)		1,954	2,012,620
Sirius XM Radio, Inc., 4.63%, 5/15/23 (d)		320	327,200
Townsquare Media, Inc., 6.50%, 4/01/23 (d)		262	261,673
Tribune Media Co., 5.88%, 7/15/22		582	606,735
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 1/15/25 (d)		555	567,487
Univision Communications, Inc., 5.13%, 5/15/23 (d)		1,715	1,693,563
Videotron Ltd./Videotron Ltee, 5.13%, 4/15/27 (d)		283	283,000

			35,353,733

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Metals & Mining — 6.0%
Anglo American Capital PLC:
3.63%, 5/14/20 (d)	USD	200	$201,500
4.45%, 9/27/20 (d)		206	214,240
4.13%, 4/15/21 (d)		200	203,000
4.88%, 5/14/25 (d)		481	490,716
ArcelorMittal:
8.00%, 10/15/39		64	72,640
7.75%, 3/01/41		648	725,242
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (d)		230	248,113
Constellium NV:
8.00%, 1/15/23 (d)		980	1,004,500
6.63%, 3/01/25 (d)		849	816,632
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (d)		533	548,990
7.25%, 5/15/22 (d)		187	192,844
7.25%, 4/01/23 (d)		408	412,590
7.50%, 4/01/25 (d)		629	633,717
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (d)		160	183,400
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		224	222,880
2.38%, 3/15/18		2,460	2,441,550
3.10%, 3/15/20		945	928,368
4.00%, 11/14/21		215	207,475
3.55%, 3/01/22		924	857,010
3.88%, 3/15/23		1,123	1,032,733
4.55%, 11/14/24		67	62,394
5.40%, 11/14/34		130	113,100
5.45%, 3/15/43		1,732	1,465,705
Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (d)		177	199,125
Kaiser Aluminum Corp., 5.88%, 5/15/24		81	84,417
Kinross Gold Corp.:
5.95%, 3/15/24		50	52,875
6.88%, 9/01/41		80	81,000
Novelis Corp.:
6.25%, 8/15/24 (d)		1,277	1,331,273
5.88%, 9/30/26 (d)		1,080	1,102,950
Steel Dynamics, Inc.:
5.13%, 10/01/21		445	458,906
6.38%, 8/15/22		260	270,725
5.25%, 4/15/23		673	698,237
5.50%, 10/01/24		57	59,565
5.00%, 12/15/26 (d)		15	15,187
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20		123	124,230
Teck Resources Ltd.:
4.50%, 1/15/21		106	109,180
4.75%, 1/15/22		77	79,518
3.75%, 2/01/23		813	789,626
8.50%, 6/01/24 (d)		413	476,499
6.13%, 10/01/35		98	101,675
6.00%, 8/15/40		783	788,873
6.25%, 7/15/41		43	44,613
5.20%, 3/01/42		608	571,520
5.40%, 2/01/43		362	344,805
United States Steel Corp., 8.38%, 7/01/21 (d)		483	536,130

			21,600,268
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 5.00%, 12/15/21 (d)		267	277,013
Multiline Retail — 0.4%
Dollar Tree, Inc.:
5.25%, 3/01/20		24	24,725

Corporate Bonds		Par (000)	Value
Multiline Retail (continued)
5.75%, 3/01/23	USD	1,103	$1,174,695
JC Penney Corp., Inc.:
8.13%, 10/01/19		155	167,400
6.38%, 10/15/36		101	77,013
7.40%, 4/01/37		202	160,590

			1,604,423
Oil, Gas & Consumable Fuels — 10.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (d)		129	134,483
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (d)		60	60,900
Antero Resources Corp.:
5.13%, 12/01/22		115	116,509
5.63%, 6/01/23		60	61,350
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (d)		339	350,865
California Resources Corp., 8.00%, 12/15/22 (d)		612	497,250
Callon Petroleum Co., 6.13%, 10/01/24 (d)		185	192,400
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		172	172,430
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24 (d)		533	586,966
5.88%, 3/31/25 (d)		822	856,935
Chesapeake Energy Corp.:
6.88%, 11/15/20		226	225,435
8.00%, 12/15/22 (d)		121	126,747
8.00%, 1/15/25 (d)		501	501,000
CONSOL Energy, Inc.:
5.88%, 4/15/22		3,295	3,257,931
8.00%, 4/01/23		29	30,486
Continental Resources, Inc.:
4.50%, 4/15/23		180	175,162
3.80%, 6/01/24		243	225,990
4.90%, 6/01/44		370	318,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23		200	207,500
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (d)		320	330,400
7.75%, 2/15/23 (d)		305	323,300
DCP Midstream Operating LP:
4.75%, 9/30/21 (d)		150	152,550
6.45%, 11/03/36 (d)		198	209,880
6.75%, 9/15/37 (d)		262	281,650
Denbury Resources, Inc.:
9.00%, 5/15/21 (d)		578	609,790
5.50%, 5/01/22		512	399,360
4.63%, 7/15/23		44	32,120
Diamondback Energy, Inc., 5.38%, 5/31/25 (d)		242	248,050
Eclipse Resources Corp., 8.88%, 7/15/23		85	86,700
Energy Transfer Equity LP:
7.50%, 10/15/20		126	140,490
5.88%, 1/15/24		478	507,875
5.50%, 6/01/27		660	689,700
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		430	405,361
8.00%, 11/29/24 (d)		293	307,650
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (d)		532	561,260
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		57	57,713
6.75%, 8/01/22		375	386,625
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 9/30/21 (d)		346	358,975

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.:
6.63%, 5/01/23	USD	144	$145,620
6.00%, 10/15/24 (d)		91	88,270
Halcon Resources Corp., 6.75%, 2/15/25 (d)		1,063	1,043,866
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (d)		215	201,563
Matador Resources Co.:
6.88%, 4/15/23 (d)		504	526,680
6.88%, 4/15/23		400	418,000
MEG Energy Corp.:
6.38%, 1/30/23 (d)		247	220,756
7.00%, 3/31/24 (d)		909	813,555
6.50%, 1/15/25 (d)		924	924,000
Murphy Oil Corp.:
4.70%, 12/01/22		287	279,107
6.13%, 12/01/42		81	76,343
Newfield Exploration Co., 5.63%, 7/01/24		133	140,149
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 7/15/19		165	165,413
6.88%, 10/15/21		224	227,920
7.50%, 11/01/23 (d)		230	237,475
NGPL PipeCo LLC:
7.12%, 12/15/17 (d)		571	586,703
7.77%, 12/15/37 (d)		632	707,840
Oasis Petroleum, Inc., 6.50%, 11/01/21		634	635,585
ONEOK, Inc.:
7.50%, 9/01/23		350	408,681
6.00%, 6/15/35		40	41,400
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 6/01/24 (d)		190	201,400
5.38%, 1/15/25 (d)		235	237,937
5.25%, 8/15/25 (d)		94	94,940
Peabody Securities Finance Corp.:
6.00%, 3/31/22 (d)		149	148,162
6.38%, 3/31/25 (d)		157	156,215
QEP Resources, Inc., 5.38%, 10/01/22		450	443,250
Range Resources Corp.:
5.88%, 7/01/22 (d)		496	510,880
5.00%, 8/15/22 (d)		37	36,630
5.00%, 3/15/23 (d)		160	157,600
Resolute Energy Corp., 8.50%, 5/01/20		271	273,710
Rockies Express Pipeline LLC:
5.63%, 4/15/20 (d)		575	605,187
6.88%, 4/15/40 (d)		524	548,890
RSP Permian, Inc.:
6.63%, 10/01/22		469	493,623
5.25%, 1/15/25 (d)		177	178,327
Sanchez Energy Corp.:
7.75%, 6/15/21		228	225,150
6.13%, 1/15/23		1,518	1,407,945
SemGroup Corp., 6.38%, 3/15/25 (d)		162	159,165
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (d)		135	141,075
6.88%, 6/30/23 (d)		880	919,600
SM Energy Co.:
6.50%, 11/15/21		75	76,875
6.13%, 11/15/22		359	361,693
6.50%, 1/01/23		15	15,225
5.00%, 1/15/24		336	317,520
6.75%, 9/15/26		65	65,528
Southern Star Central Corp., 5.13%, 7/15/22 (d)		47	47,117
Southwestern Energy Co., 5.80%, 1/23/20		1,195	1,206,203
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 4/15/25		53	52,735

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (d)	USD	230	$231,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		440	453,750
5.25%, 5/01/23		15	15,338
5.13%, 2/01/25 (d)		107	110,210
5.38%, 2/01/27 (d)		12	12,420
Tesoro Corp.:
4.75%, 12/15/23 (d)		527	543,911
5.13%, 12/15/26 (d)		765	802,485
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		41	42,896
6.25%, 10/15/22		432	456,300
Trinidad Drilling Ltd., 6.63%, 2/15/25 (d)		469	468,414
Whiting Petroleum Corp.:
5.00%, 3/15/19		692	690,270
5.75%, 3/15/21		58	57,420
6.25%, 4/01/23		175	174,125
WildHorse Resource Development Corp., 6.88%, 2/01/25 (d)		288	275,040
Williams Cos., Inc.:
4.55%, 6/24/24		107	107,803
5.75%, 6/24/44		1,014	1,019,070
WPX Energy, Inc.:
7.50%, 8/01/20		70	74,200
6.00%, 1/15/22		96	97,680
8.25%, 8/01/23		175	194,687
5.25%, 9/15/24		275	266,063

			37,252,728
Paper & Forest Products — 0.2%
Norbord, Inc., 6.25%, 4/15/23 (d)		117	122,850
PH Glatfelter Co., 5.38%, 10/15/20		34	34,765
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (d)		417	413,873

			571,488
Personal Products — 0.2%
Nature’s Bounty Co., 7.63%, 5/15/21 (d)		792	833,580
Pharmaceuticals — 1.8%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (d)		211	199,395
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (d)		290	253,750
6.00%, 2/01/25 (d)		567	483,367
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (d)		125	125,156
5.75%, 8/01/22 (d)		145	142,897
5.63%, 10/15/23 (d)		178	169,545
5.50%, 4/15/25 (d)		467	429,640
Prestige Brands, Inc., 6.38%, 3/01/24 (d)		434	455,700
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (d)		138	138,173
7.00%, 10/01/20 (d)		164	149,240
6.38%, 10/15/20 (d)		533	482,365
7.50%, 7/15/21 (d)		655	573,944
6.75%, 8/15/21 (d)		400	345,000
5.63%, 12/01/21 (d)		45	36,225
6.50%, 3/15/22 (d)		378	388,867
7.25%, 7/15/22 (d)		55	46,887
5.50%, 3/01/23 (d)		48	36,960
5.88%, 5/15/23 (d)		669	519,311
7.00%, 3/15/24 (d)		594	609,593

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
6.13%, 4/15/25 (d)	USD	1,309	$1,007,930

			6,593,945
Real Estate Management & Development — 0.5%
Howard Hughes Corp., 5.38%, 3/15/25 (d)		187	185,130
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (d)		127	130,493
5.25%, 12/01/21 (d)		110	114,400
4.88%, 6/01/23 (d)		1,342	1,311,805

			1,741,828
Road & Rail — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (d)		480	463,512
5.50%, 4/01/23		202	195,183
6.38%, 4/01/24 (d)		335	335,419
5.25%, 3/15/25 (d)		331	306,175
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (d)		305	314,150
Hertz Corp.:
5.88%, 10/15/20		90	86,625
7.38%, 1/15/21		62	61,613
6.25%, 10/15/22		132	125,400
5.50%, 10/15/24 (d)		244	211,975
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (d)		290	301,600
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (d)		99	100,485

			2,502,137
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		83	91,923
Micron Technology, Inc.:
5.25%, 8/01/23 (d)		334	342,350
7.50%, 9/15/23 (d)		90	100,463
5.50%, 2/01/25		40	41,500
5.63%, 1/15/26 (d)		271	285,227
Series G, 3.00%, 11/15/43 (j)		307	344,032
Microsemi Corp., 9.13%, 4/15/23 (d)		40	45,950
NXP BV/NXP Funding LLC:
4.13%, 6/15/20 (d)		245	254,494
4.63%, 6/15/22 (d)		430	454,725
3.88%, 9/01/22 (d)		200	204,500
4.63%, 6/01/23 (d)		567	600,311
Versum Materials, Inc., 5.50%, 9/30/24 (d)		128	132,320

			2,897,795
Software — 2.5%
BMC Software Finance, Inc., 8.13%, 7/15/21 (d)		1,664	1,676,480
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (d)		46	42,090
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (d)(e)		372	380,370
Infor U.S., Inc., 6.50%, 5/15/22		1,897	1,949,357
Informatica LLC, 7.13%, 7/15/23 (d)		274	266,465
Nuance Communications, Inc.:
5.38%, 8/15/20 (d)		33	33,558
6.00%, 7/01/24 (d)		140	144,900
5.63%, 12/15/26 (d)		117	119,633
PTC, Inc., 6.00%, 5/15/24		111	118,215
Rackspace Hosting, Inc., 8.63%, 11/15/24 (d)		584	615,361
RP Crown Parent LLC, 7.38%, 10/15/24 (d)		190	198,075
Sophia LP/Sophia Finance, Inc., 9.00%, 9/30/23 (d)		290	304,500

Corporate Bonds		Par (000)	Value
Software (continued)
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23	USD	1,000	$1,058,120
Symantec Corp., 5.00%, 4/15/25 (d)		195	199,959
TIBCO Software, Inc., 11.38%, 12/01/21 (d)		1,067	1,181,703
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23 (d)		200	211,000
10.50%, 2/01/24 (d)		411	434,633

			8,934,419
Specialty Retail — 0.8%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		847	874,527
Group 1 Automotive, Inc., 5.00%, 6/01/22		80	80,600
L Brands, Inc., 6.88%, 11/01/35		308	297,220
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (d)		257	154,745
Penske Automotive Group, Inc.:
5.75%, 10/01/22		523	541,305
5.50%, 5/15/26		792	776,160
Sonic Automotive, Inc., 6.13%, 3/15/27 (d)		124	124,155

			2,848,712
Technology Hardware, Storage & Peripherals — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, 6/15/24 (d)		791	874,434
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (d)		326	321,721
Western Digital Corp.:
7.38%, 4/01/23 (d)		469	514,141
10.50%, 4/01/24		236	278,185

			1,988,481
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 4.63%, 5/15/24 (d)		55	54,244
Springs Industries, Inc., 6.25%, 6/01/21		53	54,457

			108,701
Thrifts & Mortgage Finance — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (d)		545	549,087
MGIC Investment Corp., 5.75%, 8/15/23		175	184,625

			733,712
Trading Companies & Distributors — 1.7%
Aircastle Ltd.:
6.25%, 12/01/19		125	134,687
7.63%, 4/15/20		12	13,455
5.50%, 2/15/22		362	388,245
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (d)		363	377,520
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		432	460,080
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (d)		1,286	1,316,543
HD Supply, Inc.:
5.25%, 12/15/21 (d)		952	1,000,790
5.75%, 4/15/24 (d)		1,123	1,181,171
Herc Rentals, Inc.:
7.50%, 6/01/22 (d)		222	235,875
7.75%, 6/01/24 (d)		165	176,137
United Rentals North America, Inc.:
7.63%, 4/15/22		14	14,578
6.13%, 6/15/23		51	53,295
5.50%, 7/15/25		553	569,590
5.88%, 9/15/26		278	289,815

			6,211,781
Wireless Telecommunication Services — 3.6%
Digicel Ltd., 6.00%, 4/15/21 (d)		1,015	922,381

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Sprint Capital Corp.:
6.90%, 5/01/19	USD	375	$400,313
6.88%, 11/15/28		1,644	1,736,475
8.75%, 3/15/32		53	63,733
Sprint Communications, Inc.:
9.00%, 11/15/18 (d)		2,469	2,688,124
7.00%, 3/01/20 (d)		69	75,210
7.00%, 8/15/20		61	65,499
Sprint Corp.:
7.25%, 9/15/21		622	671,449
7.88%, 9/15/23		1,168	1,293,560
7.13%, 6/15/24		2,429	2,592,957
T-Mobile USA, Inc.:
6.25%, 4/01/21		140	144,375
6.63%, 4/28/21		137	141,589
6.13%, 1/15/22		38	40,137
4.00%, 4/15/22		239	242,884
6.73%, 4/28/22		741	766,639
6.00%, 3/01/23		365	389,747
6.63%, 4/01/23		150	160,077
6.38%, 3/01/25		68	73,270
5.13%, 4/15/25		243	251,505
5.38%, 4/15/27		146	150,745

			12,870,669
Total Corporate Bonds — 83.4%			299,232,047

Floating Rate Loan Interests (h)		Par (000)	Value
Air Freight & Logistics — 0.1%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		119	103,484
Ceva Intercompany BV, Dutch BV Term Loan, 6.54%, 3/19/21		122	106,256
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.54%, 3/19/21		18	16,057
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.54%, 3/19/21		174	151,329

			377,126
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term B Loan, 6.65%, 8/12/22		527	528,192
Chemours Co., Tranche B Term Loan, 6.00%, 5/12/22		24	23,965
MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-5 Term Loan, 4.50%, 6/07/20		82	83,242

			635,399
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.76% - 4.90%, 11/26/20		245	245,670
Containers & Packaging — 0.1%
Flex Acquisition Co., Inc. (AKA Novolex), Initial Term Loan, 4.25%, 12/29/23		347	348,843
Signode Industrial Group Lux SA (Signode Industrial Group U.S., Inc.), Initial Term B Loan, 4.00% - 4.15%, 5/01/21		151	151,301

			500,144
Diversified Financial Services — 0.1%
TKC Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 2/01/23		192	193,761

Floating Rate Loan Interests (h)		Par (000)	Value
Diversified Telecommunication Services — 1.2%
Consolidated Communications, Inc., 2016 Incremental Term Loan, 3.00%, 10/05/23	USD	370	$371,387
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.89%, 6/30/19		1,465	1,432,983
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, 13.60%, 12/07/20		478	374,169
New LightSquared LLC, Loan, 9.85%, 6/15/20		2,008	1,961,205
Ziggo Secured Finance Partnership, Term Loan E Facility, 3.41%, 4/15/25		268	267,552

			4,407,296
Electrical Equipment — 0.2%
Vertiv Group Corp. (FKA Cortes NP Acquisition Corp.), Term B Loan, 4.00% - 5.04%, 11/30/23		691	697,649
Energy Equipment & Services — 0.1%
Weatherford International Ltd., Loan, 3.29%, 7/13/20		290	283,570
Equity Real Estate Investment Trusts (REITs) — 0.0%
GEO Group, Inc., Term Loan, 2.25%, 3/22/24		112	112,454
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., Tranche B Term Loan (First Lien), 4.75%, 2/03/24		235	229,376
Food Products — 0.0%
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), 5.25%, 10/09/23		70	70,583
Health Care Equipment & Supplies — 0.3%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		317	317,553
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		261	252,614
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/17/18		395	390,160
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 3.75%, 6/30/21		40	39,648

			999,975
Health Care Providers & Services — 0.1%
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 11/03/20		73	74,197
Team Health Holdings, Inc., Initial Term Loan, 3.75%, 2/06/24		305	302,188
Vizient, Inc., Term B-2 Loan, 5.00%, 2/13/23		92	92,740

			469,125
Health Care Technology — 0.0%
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Closing Date Term Loan, 2.75%, 3/01/24		117	117,146
Hotels, Restaurants & Leisure — 0.8%
Amaya Holdings BV:
Initial Term B Loan (Second Lien), 8.15%, 8/01/22		20	19,543
Initial Term B-3 Loan (First Lien), 4.65%, 8/01/21		137	137,228
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-7 Loan, 0.00% - 9.25%, 3/01/17		532	646,284
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		2,120	2,129,066
Four Seasons Holdings, Inc., Term Loan (First Lien) 2013, 4.15%, 11/30/23		44	44,329

			2,976,450
Insurance — 0.0%
Alliant Holdings Intermediate LLC, Initial Term Loan, 4.39%, 8/12/22		128	128,267

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Floating Rate Loan Interests (h)		Par (000)		Value
IT Services — 0.1%
Neustar, Inc.:
Term Loan B1, 3.25%, 9/02/19	USD	57		$57,837
Term Loan B2, 3.75%, 3/01/24		156		157,607
Optiv, Inc., Initial Term Loan (First Lien), 4.25%, 2/01/24		247		248,082

				463,526
Life Sciences Tools & Services — 0.0%
InVentiv Group Holdings, Inc., Initial Term Loan, 4.80%, 11/09/23		129		128,883
Machinery — 0.2%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.15%, 12/13/19		568		532,237
Gates Global LLC, Initial Dollar Term Loan, 4.40%, 7/06/21		271		271,510

				803,747
Media — 0.3%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		127		125,324
Altice U.S. Finance I Corp., Term Loan B, 2.25%, 7/28/25		146		145,772
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Term Loan B, 2.25%, 7/15/25		67		66,665
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.73%, 1/30/19		851		729,428

				1,067,189
Oil, Gas & Consumable Fuels — 1.1%
California Resources Corp.:
Loan, 11.38%, 12/31/21		682		752,742
Term Loan, 3.00% - 3.98%, 9/24/19		344		333,216
Chesapeake Energy Corp., Class A Loan, 7.50% - 8.55%, 8/23/21		1,988		2,114,274
CITGO Holding, Inc., Term Loan, 9.65%, 5/12/18		130		131,878
Energy Transfer Equity LP, Loan, 3.54%, 2/02/24		311		309,497
Linn Energy Holdco II LLC, Term Loan, 8.33%, 2/27/21		132		132,848

				3,774,455
Pharmaceuticals — 0.1%
Alpha 3 BV (AKA Atotech), Initial Term B-1 Loan, 4.15%, 1/31/24		145		145,273
Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan, 5.57%, 4/01/22		—	(b)	—	(g)

				145,273
Software — 0.9%
BMC Software Finance, Inc., Initial U.S. Term Loan, 4.00% - 5.00%, 9/10/20		635		635,162
CCC Information Services, Inc.:
Term B Loan (First Lien), 4.25%, 4/15/24		223		223,836
Term B Loan (Second Lien), 8.00%, 4/15/25		40		40,400
Information Resources, Inc. (FKA Symphonyiri Group, Inc.), Initial Term Loan (First Lien), 5.25%, 1/18/24		86		86,941
Kronos, Inc., Initial Term Loan (Second Lien), 9.28%, 11/01/24		569		586,428
TIBCO Software, Inc., Term B Loan, 4.50% - 5.50%, 12/04/20		167		168,857

Floating Rate Loan Interests (h)		Par (000)	Value
Software (continued)
Veritas U.S., Inc., Initial Dollar Term B-1 Loan, 5.63% - 6.77%, 1/27/23	USD	1,576	$1,560,587

			3,302,211
Specialty Retail — 0.1%
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		339	271,562
Technology Hardware, Storage & Peripherals — 0.1%
Radiate Holdco LLC (AKA RCN Grande), Closing Date Term Loan,, 3.98%, 2/01/24		296	297,151
Total Floating Rate Loan Interests — 6.3%			22,697,988

Foreign Agency Obligations		Par (000)	Value
Canada — 0.2%
NOVA Chemicals Corp.:
5.25%, 8/01/23 (d)		320	327,200
5.00%, 5/01/25 (d)		143	145,503

			472,703
Mexico — 0.0%
Petroleos Mexicanos, 5.38%, 3/13/22 (d)		44	46,090
Total Foreign Agency Obligations — 0.2%			518,793

Preferred Securities
Capital Trusts (h)		Par (000)	Value
Banks — 1.6%
Bank of America Corp.:
Series AA, 6.10% (k)		545	577,427
Series X, 6.25% (k)		558	587,295
Series Z, 6.50% (k)		201	219,341
Citigroup, Inc.:
5.95% (k)		302	315,213
Series N, 5.80% (k)		330	339,900
Series O, 5.88% (k)		315	325,828
Series R, 6.13% (k)		175	184,625
JPMorgan Chase & Co.:
Series Q, 5.15% (k)		190	191,663
Series U, 6.13% (k)		99	104,940
Series V, 5.00% (k)		640	647,200
Series X, 6.10% (k)		583	616,085
U.S. Bancorp, Series J, 5.30% (k)		469	477,794
Wells Fargo & Co.:
Series S, 5.90% (k)		580	605,578
Series U, 5.88% (k)		440	474,294

			5,667,183
Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series L, 5.70% (k)		143	147,848
Morgan Stanley, Series H, 5.45% (k)		162	164,932

			312,780
Oil, Gas & Consumable Fuels — 0.0%
DCP Midstream Operating LP, 5.85%, 5/21/43 (d)		45	41,063
Total Capital Trusts — 1.7%			6,021,026

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Preferred Stocks	Shares	Value
Capital Markets — 0.2%
Morgan Stanley, Series K, 5.85% (h)(k)	30,063	$777,129
Hotels, Restaurants & Leisure — 0.4%
Amaya, Inc. (a)(j)(k)	1,516	1,448,000
Total Preferred Stocks — 0.6%		2,225,129

Trust Preferreds
Consumer Finance — 0.2%
GMAC Capital Trust I, Series 2, 6.82%, 2/15/40 (h)	32,966	838,325
Total Preferred Securities — 2.5%		9,084,480
Total Long-Term Investments (Cost — $328,132,056) — 93.3%		334,692,318

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (l)(m)	20,432,937	$20,432,937
Total Short-Term Securities (Cost — $20,432,937) — 5.7%		20,432,937
Total Investments — 99.0% (Cost — $ 348,564,993*)		355,125,255
Other Assets Less Liabilities — 1.0%		3,558,451

Net Assets — 100.0%		$358,683,706

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$349,603,869

Gross unrealized appreciation	$8,232,450
Gross unrealized depreciation	(2,711,064)

Net unrealized appreciation	$5,521,386

(a)	Non-income producing security.

(b)	Amount is less than 500.

(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,200, representing less than 0.05% of its net assets as of period end, and an original cost of $1,200.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Amount is less than $500.

(h)	Variable rate security. Rate as of period end.

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(j)	Convertible security.

(k)	Perpetual security with no stated maturity date.

(l)	During the period ended March 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,620,458	6,812,479	20,432,937	$20,432,937	$11,234	—	—

(m)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(13)	Russell 2000 Mini Index	June 2017	USD	899,860	$(11,331)
(47)	S&P 500 E-Mini Index	June 2017	USD	5,544,120	12,007
Total					$ 676

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,559,552	CAD	2,065,000	HSBC Bank PLC	4/05/17	$ 6,632
USD	82,808	EUR	78,000	Bank of America N.A.	4/05/17	(422)
USD	1,549,056	CAD	2,065,000	Westpac Banking Corp.	5/04/17	5,509
USD	83,483	EUR	78,000	Barclays Bank PLC	5/04/17	79
Total						$11,798

Centrally Cleared Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Chesapeake Energy Corp.	5.00%	12/20/21	CCC	USD	245	$ 4,113
CDX.NA.HY.28.V1	5.00%	6/20/22	B+	USD	784	6,430
Total						$10,543

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
Avis Budget Group, Inc.	5.00%	Barclays Bank PLC	6/20/22	BB-	USD	83	$ 2,845	$ 1,884	$ 961
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs International	6/20/22	B	USD	91	(5,696)	(6,158)	462
Total							$(2,851)	$(4,274)	$1,423

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	13

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$3,004,656	$153,154	$1,200	$3,159,010
Corporate Bonds	—	298,682,724	549,323	299,232,047
Floating Rate Loan Interests	—	22,433,752	264,236	22,697,988
Foreign Agency Obligations	—	518,793	—	518,793
Preferred Securities	1,615,454	6,021,026	1,448,000	9,084,480
Short-Term Securities	20,432,937	—	—	20,432,937

Total	$25,053,047	$327,809,449	$2,262,759	$355,125,255

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$11,966	—	$11,966
Equity contracts	$12,007	—	—	12,007
Foreign currency exchange contracts	—	12,220	—	12,220
Liabilities:
Equity contracts	$(11,331)	—	—	(11,331)
Foreign currency exchange contracts	—	(422)	—	(422)

Total	$676	$23,764	—	$24,440

[1]	See above Schedule of Investments for values in each industry.

[2]

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between Level 1 and Level 2.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock High Yield V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of December 31, 2016	$1,200	$571,167	$933,953	$451,771	$1,209,842	$3,167,933
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	(156,859)	—	—	(156,859)
Accrued discounts/premiums	—	3	649	—	—	652
Net realized gain (loss)	—	(3)	25,959	312,411		338,367
Net change in unrealized appreciation (depreciation)[1]	—	(3,469)	(30,395)	(327,069)	238,158	(122,775)
Purchases	—	—	262,142	—	—	262,142
Sales	—	(18,375)	(771,213)	(437,113)		(1,226,701)

Closing Balance, as of March 31, 2017	$1,200	$549,323	$264,236	—	$1,448,000	$2,262,759

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[1]	—	$(3,469)	$2,094	—	$238,158	$236,783

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	15

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock International V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.8%
MercadoLibre, Inc.	8,220	$1,738,283
Brazil — 2.0%
Vale SA — ADR	208,911	1,984,655
China — 11.8%
AIA Group Ltd.	715,600	4,516,837
Bank of China Ltd., H Shares	7,596,000	3,777,351
Tencent Holdings Ltd.	113,800	3,278,523

		11,572,711
Denmark — 3.5%
Nets A/S (a)	100,218	1,616,744
Pandora A/S	16,189	1,791,772

		3,408,516
France — 2.8%
Engie SA	195,805	2,767,051
Germany — 1.4%
K+S AG, Registered Shares	59,317	1,378,770
India — 4.8%
Axis Bank Ltd.	273,558	2,068,042
ICICI Bank Ltd.	621,046	2,652,840

		4,720,882
Indonesia — 2.6%
Bank Mandiri Perseo Tbk PT	2,945,500	2,586,844
Italy — 2.9%
Intesa Sanpaolo SpA	1,054,227	2,867,617
Japan — 15.6%
Olympus Corp.	106,500	4,110,535
Omron Corp.	47,600	2,091,488
Recruit Holdings Co. Ltd.	39,000	1,994,678
Sony Corp.	123,100	4,154,433
Trend Micro, Inc.	65,500	2,915,433

		15,266,567
Mexico — 1.7%
Grupo Financiero Banorte Sab de CV	295,275	1,699,204
Netherlands — 11.2%
ASML Holding NV	18,502	2,455,092
Heineken NV	52,038	4,428,364
Koninklijke Philips NV	126,535	4,064,858

		10,948,314
Portugal — 0.6%
Banco Comercial Portugues SA	2,981,780	623,490
Spain — 7.0%
Banco Bilbao Vizcaya Argentaria SA	665,608	5,166,915

Common Stocks	Shares	Value
Spain (continued)
CaixaBank SA	395,399	$1,700,018

		6,866,933
Switzerland — 4.5%
Cie Financiere Richemont SA, Registered Shares	56,197	4,443,057
United Kingdom — 14.2%
AstraZeneca PLC	28,777	1,769,408
BT Group PLC	1,075,449	4,294,388
Imperial Brands PLC	81,220	3,936,209
Kingfisher PLC	953,347	3,900,700

		13,900,705
United States — 7.4%
Alexion Pharmaceuticals, Inc. (a)	15,741	1,908,439
Estee Lauder Cos., Inc., Class A	32,402	2,747,366
Mastercard, Inc., Class A	23,571	2,651,030

		7,306,835
Total Long-Term Investments (Cost — $86,956,734) — 95.8%		94,080,434

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (b)(c)	3,360,822	3,360,822

Time Deposits	Par (000)	Value
United Kingdom — 0.1%
ANZ, (0.05)%, 4/03/17	33	41,105
Total Short-Term Securities (Cost — $3,401,927) — 3.5%		3,401,927
Total Investments (Cost — $90,358,661*) — 99.3%		97,482,361
Other Assets in Excess of Liabilities — 0.7%		706,329

Net Assets — 100.0%		$98,188,690

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock International V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$90,505,558

Gross unrealized appreciation	$9,996,172
Gross unrealized depreciation	(3,019,369)

Net unrealized appreciation	$6,976,803

(a)	Non-income producing security.

(b)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,486,922	(1,126,100)	3,360,822	$3,360,822	$2,498		—	—
SL Liquidity Series, LLC, Money Market Series	167,612	(167,612)	—	—	1,061	[2]	$(183)	$1
				$3,360,822	$3,559		$(183)	$1

[1]	Includes net capital gain distributions.
[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock International V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$1,738,283	—	—	$1,738,283
Brazil	1,984,655	—	—	1,984,655
China	—	$11,572,711	—	11,572,711
Denmark	1,616,744	1,791,772	—	3,408,516
France	—	2,767,051	—	2,767,051
Germany	—	1,378,770	—	1,378,770
India	—	4,720,882	—	4,720,882
Indonesia	—	2,586,844	—	2,586,844
Italy	—	2,867,617	—	2,867,617
Japan	—	15,266,567	—	15,266,567
Mexico	1,699,204	—	—	1,699,204
Netherlands	—	10,948,314	—	10,948,314
Portugal	—	623,490	—	623,490
Spain	—	6,866,933	—	6,866,933
Switzerland	—	4,443,057	—	4,443,057
United Kingdom	—	13,900,705	—	13,900,705
United States	7,306,835	—	—	7,306,835
Short-Term Securities	3,360,822	41,105	—	3,401,927

Total Investments	$17,706,543	$79,775,818	—	$97,482,361

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Consolidated Schedule of Investments March 31, 2017 (Unaudited)	BlackRock iShares® Alternative Strategies V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Commodity Funds — 13.4%
iShares Commodities Select Strategy ETF	50,943	$1,708,628
iShares Gold Trust (b)(c)	58,501	702,597
iShares Silver Trust (b)(c)	40,845	704,576

		3,115,801
Equity Funds — 48.4%
iShares Edge MSCI Minimum Volatility Global ETF	74,738	5,764,542
iShares Global Infrastructure ETF	74,800	3,165,536
iShares U.S. Real Estate ETF	29,414	2,308,705

		11,238,783
Fixed Income Funds — 38.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	18,351	2,086,509

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds (continued)
iShares U.S. Preferred Stock ETF	174,676	$6,759,961

		8,846,470
Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)	122,126	122,126
Total Affiliated Investment Companies (Cost — $22,413,676*) — 100.4%		23,323,180
Liabilities in Excess of Other Assets — (0.4)%		(97,570)

Net Assets — 100.0%		$23,225,610

Notes to Consolidated Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$22,688,520

Gross unrealized appreciation	$634,660
Gross unrealized depreciation	—

Net unrealized appreciation	$634,660

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	139,845	—	(17,719)[1]	122,126	$122,126	$100		—	—
iShares Commodities Select Strategy ETF	20,963	29,980	—	50,943	1,708,628	4,507		—	$ (56,508)
iShares Edge MSCI Minimum Volatility Global ETF	77,765	3,973	(7,000)	74,738	5,764,542	—		$(3,531)	340,592
iShares Edge MSCI USA Momentum Factor ETF	9,528	241	(9,769)	—	—	—		13,672	2,128
iShares Global Infrastructure ETF	—	76,000	(1,200)	74,800	3,165,536	—		227	187,032
iShares Gold Trust	86,001	1,600	(29,100)	58,501	702,597	—		(18,327)	89,179
iShares J.P. Morgan USD Emerging Markets Bond ETF	39,361	990	(22,000)	18,351	2,086,509	16,102		31,107	69,495
iShares Silver Trust	37,235	4,010	(400)	40,845	704,576	—		(851)	84,357
iShares U.S. Preferred Stock ETF	170,216	7,800	(3,340)	174,676	6,759,961	63,952		(5,559)	260,712
iShares U.S. Real Estate ETF	28,544	1,570	(700)	29,414	2,308,705	21,842		(767)	47,453
SL Liquidity Series, LLC, Money Market Series	99,233	—	(99,233)[1]	—	—	2,630	[2]	397	7
Total					$23,323,180	$109,133		$16,368	$1,024,447

[1]	Represents net shares sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	All or a portion of security is held by a wholly owned subsidiary.

(c)	Non-income producing security.

(d)	Current yield as of period end.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Consolidated Schedule of Investments (concluded)	BlackRock iShares® Alternative Strategies V.I. Fund

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$23,323,180	$—	—	$23,323,180

During the period ended March 31, 2017, there were no transfers between levels.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Consolidated Schedule of Investments March 31, 2017 (Unaudited)	BlackRock iShares® Dynamic Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Commodity Funds — 1.3%
iShares Commodities Select Strategy ETF	4,861	$163,038
iShares Gold Trust (b)(c)	5,429	65,202
iShares Silver Trust (b)(c)	3,825	65,981

		294,221

Equity Funds — 64.5%
iShares Core MSCI Emerging Markets ETF	17,600	841,104
iShares Core S&P 500 ETF	11,969	2,839,885
iShares Core S&P Mid-Cap ETF	12,139	2,078,439
iShares Core S&P Small-Cap ETF (d)	16,906	1,169,219
iShares Core S&P U.S. Value ETF	28,200	1,423,536
iShares Edge MSCI Minimum Volatility Global ETF	7,267	560,504
iShares Edge MSCI Minimum Volatility USA ETF	6,500	310,180
iShares Global Infrastructure ETF	6,600	279,312
iShares MSCI Canada ETF	10,725	288,288
iShares MSCI EAFE ETF	47,723	2,972,666
iShares Russell 1000 ETF (d)	9,287	1,218,919
iShares U.S. Real Estate ETF	3,100	243,319

		14,225,371

Fixed Income Funds — 34.3%
iShares 1-3 Year Treasury Bond ETF	15,000	1,267,800
iShares Agency Bond ETF	8,629	975,508

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds (continued)
iShares CMBS ETF	1,490	$76,333
iShares iBoxx $ High Yield Corporate Bond ETF (d)	7,448	653,785
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,640	900,832
iShares J.P. Morgan USD Emerging Markets Bond ETF (d)	1,970	223,989
iShares MBS ETF (d)	6,664	710,049
iShares TIPS Bond ETF	3,524	404,027
iShares U.S. Credit Bond ETF	15,367	1,688,987
iShares U.S. Preferred Stock ETF (d)	16,813	650,663

		7,551,973

Short-Term Securities — 21.0%
SL Liquidity Series, LLC, Money Market Series, 1.11% (e)(f)	4,628,487	4,628,950
Total Affiliated Investment Companies (Cost — $25,338,409*) — 121.1%		26,700,515
Liabilities in Excess of Other Assets — (21.1)%		(4,648,435)

Net Assets — 100.0%		$22,052,080

Notes to Consolidated Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$25,486,944

Gross unrealized appreciation	$1,227,193
Gross unrealized depreciation	(13,622)

Net unrealized appreciation	$1,213,571

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock iShares® Dynamic Allocation V.I. Fund

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	64,554	—	(64,554)[1]	—	—	$143		—	—
iShares 10+ Year Credit Bond ETF	1,867	—	(1,867)	—	—	—		$(212)	$ 1,094
iShares 1-3 Year Treasury Bond ETF	4,800	10,300	(100)	15,000	$1,267,800	1,471		(52)	76
iShares Agency Bond ETF	9,129	500	(1,000)	8,629	975,508	2,306		(1,865)	5,688
iShares CMBS ETF	1,490	—	—	1,490	76,333	306		—	254
iShares Commodities Select Strategy ETF	2,800	2,061	—	4,861	163,038	437		—	(1,505)
iShares Core MSCI Emerging Markets ETF	—	18,100	(500)	17,600	841,104	—		1,022	50,536
iShares Core S&P 500 ETF	10,569	1,870	(470)	11,969	2,839,885	12,260		2,368	138,096
iShares Core S&P Mid-Cap ETF	6,644	6,180	(685)	12,139	2,078,439	6,448		5,919	56,360
iShares Core S&P Small-Cap ETF	6,328	10,778	(200)	16,906	1,169,219	3,786		3,038	5,669
iShares Core S&P U.S. Value ETF	—	28,500	(300)	28,200	1,423,536	6,270		367	36,191
iShares Edge MSCI Minimum Volatility USA ETF	—	6,500	—	6,500	310,180	1,357		—	13,676
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	3,300	—	(3,300)	—	—	—		(8,623)	14,309
iShares Edge MSCI Minimum Volatility Global ETF	14,267	—	(7,000)	7,267	560,504	—		(5,421)	45,056
iShares Edge MSCI USA Momentum Factor ETF	5,100	—	(5,100)	—	—	—		6,865	1,306
iShares Global Infrastructure ETF	—	6,600	—	6,600	279,312	—		—	16,757
iShares Gold Trust	15,184	495	(10,250)	5,429	65,202	—		(6,818)	17,722
iShares iBoxx $ High Yield Corporate Bond ETF	5,548	1,900	—	7,448	653,785	5,209		—	7,362
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,540	800	(700)	7,640	900,832	4,897		(1,823)	7,262
iShares J.P. Morgan USD Emerging Markets Bond ETF	7,270	—	(5,300)	1,970	223,989	1,785		(1,349)	17,600
iShares MBS ETF	9,464	200	(3,000)	6,664	710,049	2,657		(7,521)	9,669
iShares MSCI Canada ETF	7,625	3,100	—	10,725	288,288	—		—	3,546
iShares MSCI EAFE ETF	35,923	13,300	(1,500)	47,723	2,972,666	—		522	195,181
iShares Russell 1000 ETF	17,587	300	(8,600)	9,287	1,218,919	5,045		101,465	(24,854)
iShares Silver Trust	6,506	514	(3,195)	3,825	65,981	—		(2,087)	13,401
iShares TIPS Bond ETF	1,894	1,630	—	3,524	404,027	—		—	3,640
iShares U.S. Credit Bond ETF	16,517	750	(1,900)	15,367	1,688,987	8,358		(4,909)	16,561
iShares U.S. Preferred Stock ETF	30,613	—	(13,800)	16,813	650,663	6,430		(24,512)	58,991
iShares U.S. Real Estate ETF	5,100	—	(2,000)	3,100	243,319	2,310		(5,951)	13,101
iShares U.S. Treasury Bond ETF	35,580	1,600	(37,180)	—	—	—		3,476	892
SL Liquidity Series, LLC, Money Market Series	5,525,311	—	(896,824)[1]	4,628,487	4,628,950	5,844	[2]	95	(211)
Total					$26,700,515	$77,319		$53,994	$723,426

[1]	Represents net shares sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	All or a portion of security is held by a wholly owned subsidiary.

(c)	Non-income producing security.

(d)	Security, or a portion of the security, is on loan.

(e)	Security was purchased with the cash collateral from loaned securities.

(f)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (concluded)	BlackRock iShares® Dynamic Allocation V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$22,071,565	—	—	$22,071,565

Investments Valued at NAV[1]				4,628,950

Total Investments				$26,700,515

[1]	As of March 31, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock iShares® Dynamic Fixed Income V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 100.0%
iShares 1-3 Year Treasury Bond ETF	39,256	$3,317,917
iShares Agency Bond ETF	22,217	2,511,632
iShares CMBS ETF	3,317	169,930
iShares iBoxx $ High Yield Corporate Bond ETF (b)	19,648	1,724,701
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,556	2,305,848
iShares MBS ETF (b)	16,833	1,793,556
iShares TIPS Bond ETF	9,135	1,047,328
iShares U.S. Credit Bond ETF	40,094	4,406,732

		17,277,644

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 21.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)	131,403	$131,403
SL Liquidity Series, LLC, Money Market Series, 1.11% (c)(d)	3,501,089	3,501,439

		3,632,842
Total Affiliated Investment Companies (Cost — $20,818,917*) — 121.0%		20,910,486
Liabilities in Excess of Other Assets — (21.0)%		(3,633,784)

Net Assets — 100.0%		$17,276,702

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,933,289

Gross unrealized appreciation	$22,423
Gross unrealized depreciation	(45,226)

Net unrealized depreciation	$(22,803)

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	50,671	80,732	[1]	—	131,403	$131,403	$149		—	—
iShares 1-3 Year Treasury Bond ETF	11,043	31,113		(2,900)	39,256	3,317,917	3,770		$(1,203)	$ 1,091
iShares 10+ Year Credit Bond ETF	2,644	—		(2,644)	—	—	—		(300)	1,549
iShares Agency Bond ETF	20,567	1,950		(300)	22,217	2,511,632	5,632		(897)	10,299
iShares CMBS ETF	3,017	300		—	3,317	169,930	640		—	516
iShares iBoxx $ High Yield Corporate Bond ETF	12,948	8,200		(1,500)	19,648	1,724,701	13,732		150	19,228
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,126	5,100		(2,670)	19,556	2,305,848	11,606		(15,907)	28,342
iShares MBS ETF	21,583	2,050		(6,800)	16,833	1,793,556	6,412		(20,639)	25,900
iShares TIPS Bond ETF	4,125	5,510		(500)	9,135	1,047,328	—		(994)	9,657
iShares U.S. Credit Bond ETF	36,344	4,650		(900)	40,094	4,406,732	21,530		(4,075)	33,102
iShares U.S. Treasury Bond ETF	80,879	—		(80,879)	—	—	—		(14,746)	24,286
SL Liquidity Series, LLC, Money Market Series	3,328,792	172,297	[1]	—	3,501,089	3,501,439	3,983	[2]	179	(211)
Total						$20,910,486	$67,454		$(58,432)	$153,759

[1]	Represents net shares purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (concluded)	BlackRock iShares® Dynamic Fixed Income V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$17,409,047	—	—	$17,409,047

Investments Valued at NAV[1]				3,501,439

Total Investments				$20,910,486

[1]	As of March 31, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock iShares® Equity Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 101.2%
iShares Core MSCI Emerging Markets ETF	20,608	$984,856
iShares Core S&P 500 ETF	13,873	3,291,647
iShares Core S&P Mid-Cap ETF	14,035	2,403,073
iShares Core S&P Small-Cap ETF (b)	19,254	1,331,607
iShares Core S&P U.S. Value ETF	32,984	1,665,032
iShares Edge MSCI Minimum Volatility USA ETF	8,200	391,304
iShares MSCI Canada ETF	13,857	372,476
iShares MSCI EAFE ETF	55,584	3,462,327
iShares Russell 1000 ETF	10,621	1,394,006

		15,296,328

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 9.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)	61,637	$61,637
SL Liquidity Series, LLC, Money Market Series, 1.11% (c)(d)	1,328,170	1,328,303

		1,389,940
Total Affiliated Investment Companies
(Cost — $15,292,552*) — 110.4%		16,686,268
Liabilities in Excess of Other Assets — (10.4)%		(1,569,629)

Net Assets — 100.0%		$15,116,639

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$15,491,748

Gross unrealized appreciation	$1,194,649
Gross unrealized depreciation	(129)

Net unrealized appreciation	$1,194,520

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	167,372	—	(105,735)[1]	61,637	$61,637	$134		—	—
iShares Core MSCI Emerging Markets ETF	13,608	7,400	(400)	20,608	984,856	—		$562	$ 90,419
iShares Core S&P 500 ETF	12,333	1,890	(350)	13,873	3,291,647	13,907		1,029	156,220
iShares Core S&P Mid-Cap ETF	8,825	5,520	(310)	14,035	2,403,073	7,466		302	69,031
iShares Core S&P Small-Cap ETF	8,312	2,960	(430)	19,254	1,331,607	4,312		78	7,312
iShares Core S&P U.S. Value ETF	—	33,684	(700)	32,984	1,665,032	7,178		460	39,643
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	5,315	—	(5,315)	—	—	—		(11,204)	20,361
iShares Edge MSCI Minimum Volatility USA ETF	—	8,300	(100)	8,200	391,304	1,712		44	16,409
iShares Edge MSCI USA Momentum Factor ETF	4,774	—	(4,774)	—	—	—		6,422	1,226
iShares MSCI Canada ETF	11,257	2,900	(300)	13,857	372,476	—		82	8,929
iShares MSCI EAFE ETF	51,124	6,560	(2,100)	55,584	3,462,327	—		(5,592)	246,154
iShares Russell 1000 ETF	24,511	1,120	(15,010)	10,621	1,394,006	5,884		131,695	(40,681)
SL Liquidity Series, LLC, Money Market Series	4,742,241	—	(3,414,071)[1]	1,328,170	1,328,303	3,202	[2]	338	(97)
Total					$16,686,268	$43,795		$124,216	$614,926

[1]	Represents net shares purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviation
ETF	Exchange-Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (concluded)	BlackRock iShares® Equity Appreciation V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$15,357,965	—	—	$15,357,965

Investments Valued at NAV[1]				1,328,303

Total Investments				$16,686,268

[1]	As of March 31, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.1%
Huntington Ingalls Industries, Inc.	1,379	$276,131
Airlines — 1.7%
Delta Air Lines, Inc.	173,399	7,969,418
Southwest Airlines Co.	10,913	586,683

		8,556,101
Auto Components — 2.7%
Goodyear Tire & Rubber Co.	199,992	7,199,712
Lear Corp.	48,144	6,816,228

		14,015,940
Banks — 12.8%
Bank of America Corp.	745,238	17,580,164
Citigroup, Inc.	68,455	4,094,978
JPMorgan Chase & Co.	227,664	19,998,006
Regions Financial Corp.	193,364	2,809,579
SunTrust Banks, Inc.	166,155	9,188,372
U.S. Bancorp	227,526	11,717,589

		65,388,688
Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	48,692	4,767,921
Biotechnology — 4.2%
Biogen, Inc. (a)	40,363	11,036,051
Bioverativ, Inc. (a)	12,372	673,779
Gilead Sciences, Inc.	141,283	9,595,941

		21,305,771
Building Products — 0.2%
Owens Corning	19,667	1,206,964
Capital Markets — 2.1%
Goldman Sachs Group, Inc.	45,883	10,540,243
Chemicals — 2.5%
Dow Chemical Co.	204,923	13,020,807
Communications Equipment — 2.2%
Cisco Systems, Inc.	337,947	11,422,609
Construction & Engineering — 0.3%
EMCOR Group, Inc.	28,516	1,795,082
Consumer Finance — 1.1%
SLM Corp. (a)	458,861	5,552,218
Containers & Packaging — 1.6%
Avery Dennison Corp.	36,567	2,947,300
Packaging Corp. of America	58,546	5,363,985

		8,311,285
Diversified Telecommunication Services — 0.3%
AT&T Inc.	28,500	1,184,175
Verizon Communications, Inc.	11,028	537,615

		1,721,790
Electric Utilities — 0.6%
FirstEnergy Corp.	92,606	2,946,723
Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.	80,964	4,672,432
Flex Ltd. (a)	343,632	5,773,018

		10,445,450

Common Stocks	Shares	Value
Food & Staples Retailing — 4.5%
CVS Health Corp.	102,370	$8,036,045
Walgreens Boots Alliance, Inc.	127,909	10,622,842
Wal-Mart Stores, Inc.	59,292	4,273,767

		22,932,654
Health Care Providers & Services — 7.1%
Aetna, Inc.	6,452	822,953
Anthem, Inc.	13,008	2,151,263
Centene Corp. (a)	69,472	4,950,575
Cigna Corp.	13,487	1,975,711
Humana, Inc.	47,806	9,854,729
Laboratory Corp. of America Holdings (a)	27,849	3,995,496
McKesson Corp.	13,678	2,027,900
UnitedHealth Group, Inc.	63,759	10,457,114

		36,235,741
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	204,717	12,059,878
Household Durables — 1.9%
D.R. Horton, Inc.	148,185	4,936,042
Lennar Corp., Class A	44,291	2,267,256
NVR, Inc. (a)(b)	1,078	2,271,217

		9,474,515
Insurance — 0.1%
Prudential Financial, Inc.	2,652	282,915
Internet Software & Services — 4.1%
Alphabet, Inc., Class A (a)	12,249	10,384,702
Alphabet, Inc., Class C (a)	12,477	10,350,420

		20,735,122
IT Services — 2.3%
Amdocs Ltd.	75,041	4,576,751
Cognizant Technology Solutions Corp., Class A (a)	121,470	7,229,894

		11,806,645
Life Sciences Tools & Services — 0.1%
Quintiles IMS Holdings, Inc. (a)	3,317	267,118
Machinery — 1.9%
Stanley Black & Decker, Inc.	59,481	7,903,240
WABCO Holdings, Inc. (a)	16,378	1,923,105

		9,826,345
Media — 3.2%
Comcast Corp., Class A	437,400	16,441,866
Metals & Mining — 0.9%
Rio Tinto PLC — ADR (b)	116,657	4,745,607
Multiline Retail — 0.0%
Kohl’s Corp. (b)	4,378	174,288
Multi-Utilities — 0.7%
Ameren Corp.	9,443	515,493
Public Service Enterprise Group, Inc.	65,220	2,892,507

		3,408,000
Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	25,752	1,596,624

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
BP PLC — ADR (b)	157,453	$5,435,278
Chevron Corp.	98,339	10,558,658
Hess Corp.	38,334	1,848,082
Marathon Oil Corp.	95,756	1,512,945
Statoil ASA — ADR (b)	107,620	1,848,912
Suncor Energy, Inc.	160,096	4,922,952
TOTAL SA — ADR	67,687	3,412,779
Valero Energy Corp.	26,300	1,743,427

		32,879,657
Pharmaceuticals — 3.4%
Allergan PLC	12,699	3,034,045
Mallinckrodt PLC (a)	67,389	3,003,528
Merck & Co., Inc.	75,002	4,765,627
Mylan NV (a)	12,800	499,072
Pfizer, Inc.	99,895	3,417,408
Teva Pharmaceutical Industries Ltd. — ADR	80,834	2,593,963

		17,313,643
Professional Services — 0.8%
Robert Half International, Inc.	82,011	4,004,597
Road & Rail — 0.9%
Norfolk Southern Corp.	40,844	4,573,303
Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials, Inc.	40,016	1,556,622
Intel Corp.	200,666	7,238,023
Lam Research Corp.	91,368	11,727,997
Qorvo, Inc. (a)(b)	30,559	2,095,125

		22,617,767
Software — 5.7%
Activision Blizzard, Inc.	147,660	7,362,328

Common Stocks	Shares	Value
Software (continued)
Dell Technologies, Inc., Class V (a)	27,118	$1,737,721
Microsoft Corp.	303,519	19,989,761

		29,089,810
Specialty Retail — 4.9%
Home Depot, Inc.	76,790	11,275,076
Lowe’s Cos., Inc.	141,326	11,618,410
Urban Outfitters, Inc. (a)	86,669	2,059,255

		24,952,741
Technology Hardware, Storage & Peripherals — 5.3%
Apple Inc.	187,341	26,913,408
Tobacco — 1.7%
Altria Group, Inc.	120,612	8,614,109
Total Long-Term Investments (Cost — $388,440,676) — 98.0%		500,623,452

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)(d)	10,036,227	10,036,227
SL Liquidity Series, LLC, Money Market Series, 1.11% (c)(d)(e)	11,229,497	11,230,620
Total Short-Term Securities (Cost — $21,267,583) — 4.2%		21,266,847
Total Investments (Cost — $409,708,259*) — 102.2%		521,890,299
Liabilities in Excess of Other Assets — (2.2)%		(11,021,092)

Net Assets — 100.0%		$510,869,207

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$411,082,690

Gross unrealized appreciation	$119,920,793
Gross unrealized depreciation	(9,113,184)

Net unrealized appreciation	$110,807,609

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	16,275,353	(6,239,126)	10,036,227	$10,036,227	$14,311		—	—
SL Liquidity Series, LLC, Money Market Series	15,692,070	(4,462,573)	11,229,497	11,230,620	15,334	[1]	$(609)	$750
Total				$21,266,847	$29,645		$(609)	$750

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$500,623,452	—	—	$500,623,452
Short-Term Securities	10,036,227	—	—	10,036,227

Subtotal	$510,659,679	—	—	$510,659,679

Investments Valued at NAV[2]				11,230,620

Total Investments				$521,890,299

[1]	See above Schedule of Investments for values in each industry.

[2]	As of March 31, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 2.5%
Delta Air Lines, Inc.	18,855	$866,576
JetBlue Airways Corp. (a)	21,083	434,521
Southwest Airlines Co.	33,149	1,782,090
United Continental Holdings, Inc. (a)	5,671	400,599

		3,483,786
Auto Components — 0.8%
Lear Corp.	7,518	1,064,398
Banks — 2.7%
U.S. Bancorp	59,150	3,046,225
Wells Fargo & Co.	11,620	646,769

		3,692,994
Beverages — 1.6%
Dr. Pepper Snapple Group, Inc.	22,474	2,200,654
Biotechnology — 7.4%
Amgen, Inc.	19,698	3,231,851
Biogen, Inc. (a)	12,207	3,337,638
Bioverativ, Inc. (a)	3,421	186,308
Gilead Sciences, Inc.	48,996	3,327,808

		10,083,605
Capital Markets — 0.7%
Goldman Sachs Group, Inc.	3,970	911,988
Chemicals — 0.8%
Dow Chemical Co.	17,930	1,139,272
Communications Equipment — 1.6%
Cisco Systems, Inc.	66,210	2,237,898
Construction & Engineering — 0.4%
AECOM (a)	14,904	530,433
EMCOR Group, Inc.	887	55,837

		586,270
Consumer Finance — 0.9%
SLM Corp. (a)	101,211	1,224,653
Containers & Packaging — 2.1%
Avery Dennison Corp.	18,106	1,459,344
Packaging Corp. of America	16,069	1,472,242

		2,931,586
Electronic Equipment, Instruments & Components — 1.8%
CDW Corp.	42,180	2,434,208
Energy Equipment & Services — 0.4%
Schlumberger Ltd.	7,482	584,344
Food & Staples Retailing — 2.8%
CVS Health Corp.	12,662	993,967
Walgreens Boots Alliance, Inc.	32,270	2,680,024
Wal-Mart Stores, Inc.	2,657	191,517

		3,865,508
Health Care Providers & Services — 8.7%
Aetna, Inc.	13,039	1,663,124
Centene Corp. (a)	23,511	1,675,394
Humana, Inc.	11,671	2,405,860
Laboratory Corp. of America Holdings (a)	10,350	1,484,915
UnitedHealth Group, Inc.	22,903	3,756,321

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	7,307	$909,356

		11,894,970
Household Durables — 2.4%
D.R. Horton, Inc.	50,454	1,680,623
Lennar Corp., Class A	14,451	739,747
NVR, Inc. (a)	381	802,721

		3,223,091
Industrial Conglomerates — 0.7%
3M Co.	4,763	911,305
Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc. (a)	1,761	1,561,197
Priceline Group, Inc. (a)	1,488	2,648,595

		4,209,792
Internet Software & Services — 8.8%
Alphabet, Inc., Class A (a)	5,230	4,433,994
Alphabet, Inc., Class C (a)	5,143	4,266,427
Facebook, Inc., Class A (a)	20,074	2,851,512
GoDaddy, Inc., Class A (a)(b)	10,772	408,259
LogMeIn, Inc.	492	47,970

		12,008,162
IT Services — 3.3%
Accenture PLC, Class A	1,120	134,266
Amdocs Ltd.	20,473	1,248,648
Cognizant Technology Solutions Corp., Class A (a)	38,075	2,266,224
Total System Services, Inc.	15,804	844,882

		4,494,020
Life Sciences Tools & Services — 0.1%
Quintiles IMS Holdings, Inc. (a)	2,475	199,312
Machinery — 0.5%
WABCO Holdings, Inc. (a)	5,740	673,991
Media — 5.3%
Comcast Corp., Class A	135,400	5,089,686
Omnicom Group, Inc.	24,781	2,136,370

		7,226,056
Oil, Gas & Consumable Fuels — 0.2%
TOTAL SA — ADR	6,069	305,999
Pharmaceuticals — 2.8%
Allergan PLC	9,300	2,221,956
Bristol-Myers Squibb Co.	5,195	282,504
Johnson & Johnson	3,265	406,656
Pfizer, Inc.	4,072	139,303
Teva Pharmaceutical Industries Ltd. — ADR	23,498	754,051

		3,804,470
Professional Services — 0.5%
Robert Half International, Inc.	15,349	749,492
Semiconductors & Semiconductor Equipment — 4.5%
Applied Materials, Inc.	23,334	907,693
Intel Corp.	7,235	260,966
Lam Research Corp.	24,042	3,086,031

Portfolio Abbreviations

ADR	American Depositary Receipts
S&P	Standard & Poor’s

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	13,710	$1,493,430
QUALCOMM, Inc.	3,863	221,504
Skyworks Solutions, Inc.	1,476	144,618

		6,114,242
Software — 9.2%
Activision Blizzard, Inc.	54,586	2,721,658
Citrix Systems, Inc. (a)	2,866	238,996
Dell Technologies, Inc., Class V (a)	22,151	1,419,436
Microsoft Corp.	124,404	8,193,247

		12,573,337
Specialty Retail — 7.6%
Dick’s Sporting Goods, Inc.	3,249	158,096
Foot Locker, Inc.	837	62,616
Home Depot, Inc.	32,523	4,775,352
Lowe’s Cos., Inc.	36,805	3,025,739
Ross Stores, Inc.	25,456	1,676,787
Urban Outfitters, Inc. (a)	30,416	722,684

		10,421,274
Technology Hardware, Storage & Peripherals — 8.4%
Apple Inc.	80,053	11,500,414
Textiles, Apparel & Luxury Goods — 0.1%
Michael Kors Holdings Ltd. (a)	3,831	145,999
Tobacco — 2.7%
Altria Group, Inc.	52,166	3,725,696
Total Long-Term Investments (Cost — $96,548,240) — 95.4%		130,622,786

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)(d)	6,098,362	$6,098,362
SL Liquidity Series, LLC, Money Market Series, 1.11% (c)(d)(e)	407,196	407,237
Total Short-Term Securities (Cost — $6,505,599) — 4.8%		6,505,599
Total Investments (Cost — $103,053,839*) — 100.2%		137,128,385
Liabilities in Excess of Other Assets — (0.2)%		(242,733)

Net Assets — 100.0%		$136,885,652

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$103,074,642

Gross unrealized appreciation	$36,250,755
Gross unrealized depreciation	(2,197,012)

Net unrealized appreciation	$34,053,743

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,472,371	1,625,991	6,098,362	$6,098,362	$5,348		—	—
SL Liquidity Series, LLC, Money Market Series	1,044,082	(636,886)	407,196	407,237	1,458	[1]	$496	$16
Total				$6,505,599	$6,806		$496	$16

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
18	S&P 500 E-Mini Index	June 2017	$2,123,280	$(11,379)

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$130,622,786	—	—	$130,622,786
Short-Term Securities	6,098,362	—	—	6,098,362

Subtotal	$136,721,148	—	—	$136,721,148

Investments Valued at NAV[2]				407,237

Total Investments				$137,128,385

Derivative Financial Instruments[3]
Liabilities:
Equity contracts	$(11,379)	—	—	$(11,379)

[1]	See above Schedule of Investments for values in each industry.

[2]	As of March 31, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.6%
Raytheon Co.	4,200	$640,500
Airlines — 2.1%
Delta Air Lines, Inc.	39,587	1,819,419
JetBlue Airways Corp. (a)	16,710	344,393

		2,163,812
Auto Components — 3.9%
Goodyear Tire & Rubber Co.	61,295	2,206,620
Lear Corp.	12,593	1,782,917

		3,989,537
Banks — 17.7%
Bank of America Corp.	193,676	4,568,817
Citigroup, Inc.	11,913	712,636
JPMorgan Chase & Co.	65,454	5,749,479
Regions Financial Corp.	68,243	991,571
SunTrust Banks, Inc.	43,866	2,425,790
U.S. Bancorp	67,685	3,485,778
Wells Fargo & Co.	7,983	444,334

		18,378,405
Biotechnology — 1.7%
Gilead Sciences, Inc.	25,510	1,732,639
Building Products — 0.9%
Owens Corning	14,804	908,521
Capital Markets — 2.6%
Goldman Sachs Group, Inc.	11,700	2,687,724
Chemicals — 2.8%
Dow Chemical Co.	45,568	2,895,391
Communications Equipment — 3.4%
Cisco Systems, Inc.	102,994	3,481,197
Construction & Engineering — 0.4%
EMCOR Group, Inc.	6,578	414,085
Consumer Finance — 1.2%
SLM Corp. (a)	98,873	1,196,363
Containers & Packaging — 0.6%
Avery Dennison Corp.	7,813	629,728
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B (a)	5,823	970,578
Diversified Telecommunication Services — 1.1%
AT&T Inc.	23,402	972,353
Verizon Communications, Inc.	4,227	206,066

		1,178,419
Electric Utilities — 1.2%
FirstEnergy Corp.	37,835	1,203,910
Electronic Equipment, Instruments & Components — 2.8%
CDW Corp.	24,120	1,391,965

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
Corning, Inc.	3,844	$103,788
Flex Ltd. (a)	83,104	1,396,147

		2,891,900
Energy Equipment & Services — 0.7%
Schlumberger Ltd.	8,655	675,956
Food & Staples Retailing — 4.8%
CVS Health Corp.	11,141	874,569
Walgreens Boots Alliance, Inc.	28,736	2,386,525
Wal-Mart Stores, Inc.	23,435	1,689,195

		4,950,289
Food Products — 0.1%
Archer-Daniels-Midland Co.	2,204	101,472
Health Care Providers & Services — 7.3%
Aetna, Inc.	4,757	606,755
Anthem, Inc.	2,764	457,110
Centene Corp. (a)	13,253	944,409
Cigna Corp.	2,851	417,643
Humana, Inc.	10,711	2,207,966
Laboratory Corp. of America Holdings (a)	8,533	1,224,230
UnitedHealth Group, Inc.	5,727	939,285
Universal Health Services, Inc., Class B	6,094	758,398

		7,555,796
Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	43,635	2,570,538
Household Durables — 2.2%
DR Horton, Inc.	52,341	1,743,479
Lennar Corp., Class A	11,148	570,666

		2,314,145
Industrial Conglomerates — 0.2%
General Electric Co.	8,182	243,824
Insurance — 1.2%
American International Group, Inc.	6,601	412,100
Assured Guaranty Ltd.	4,522	167,811
Prudential Financial, Inc.	3,434	366,339
Travelers Cos., Inc.	2,184	263,259

		1,209,509
IT Services — 2.1%
Amdocs Ltd.	17,001	1,036,891
Cognizant Technology Solutions Corp., Class A (a)	19,850	1,181,472

		2,218,363
Life Sciences Tools & Services — 0.1%
Quintiles IMS Holdings, Inc. (a)(b)	617	49,687

Portfolio Abbreviations
ADR	American Depositary Receipts
S&P	Standard & Poor’s

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund

Common Stocks	Shares	Value
Machinery — 1.2%
Stanley Black & Decker, Inc.	9,297	$1,235,292
Media — 2.6%
Comcast Corp., Class A	72,740	2,734,297
Metals & Mining — 1.2%
Rio Tinto PLC - ADR (b)	29,323	1,192,860
Multi-Utilities — 1.0%
Ameren Corp.	1,930	105,359
Public Service Enterprise Group, Inc.	15,871	703,879
SCANA Corp.	4,155	271,529

		1,080,767
Oil, Gas & Consumable Fuels — 9.5%
BP PLC - ADR (b)	33,851	1,168,537
Chevron Corp.	27,571	2,960,298
Exxon Mobil Corp.	16,046	1,315,932
Hess Corp.	5,839	281,498
Marathon Oil Corp.	32,610	515,238
Statoil ASA - ADR (b)	15,920	273,506
Suncor Energy, Inc.	56,382	1,733,747
Tesoro Corp.	4,414	357,799
TOTAL SA - ADR	15,800	796,636
Valero Energy Corp.	7,266	481,663

		9,884,854
Pharmaceuticals — 5.4%
Allergan PLC	3,069	733,245
Johnson & Johnson	6,884	857,402
Mallinckrodt PLC (a)	17,323	772,086
Merck & Co., Inc.	16,845	1,070,331
Mylan NV (a)	2,386	93,030
Pfizer, Inc.	39,383	1,347,292
Teva Pharmaceutical Industries Ltd. - ADR	23,678	759,827

		5,633,213
Professional Services — 0.9%
Robert Half International, Inc.	19,088	932,067

Common Stocks	Shares	Value
Road & Rail — 1.2%
Norfolk Southern Corp.	11,531	$1,291,126
Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.	44,454	1,603,456
Lam Research Corp.	18,132	2,327,424
Qorvo, Inc. (a)(b)	4,505	308,863

		4,239,743
Software — 0.4%
Dell Technologies, Inc., Class V (a)	6,254	400,756
Specialty Retail — 0.3%
Urban Outfitters, Inc. (a)	15,036	357,255
Technology Hardware, Storage & Peripherals — 2.2%
Apple Inc.	16,208	2,328,441
Total Common Stocks — 95.1%		98,562,959
Total Long-Term Investments
(Cost — $75,433,884) — 95.1%		98,562,959

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)(d)	5,044,782	5,044,782
SL Liquidity Series, LLC, Money Market Series, 1.11% (c)(d)(e)	2,436,466	2,436,709
Total Short-Term Securities
(Cost — $7,481,307) — 7.2%		7,481,491
Total Investments (Cost — $82,915,191*) — 102.3%		106,044,450
Liabilities in Excess of Other Assets — (2.3)%		(2,427,017)

Net Assets — 100.0%		$103,617,433

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$84,330,065

Gross unrealized appreciation	$23,544,224
Gross unrealized depreciation	(1,829,839)

Net unrealized appreciation	$21,714,385

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,392,712	2,652,070	5,044,782	$5,044,782	$4,922		—	—
SL Liquidity Series, LLC, Money Market Series	3,499,173	(1,062,707)	2,436,466	2,436,709	3,489	[1]	$(463)	$164
Total				$7,481,491	$8,411		$(463)	$164

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
16	S&P 500 E-Mini Index	June 2017	$1,887,360	$(10,115)

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$98,562,959	—	—	$98,562,959
Short-Term Securities	5,044,782	—	—	5,044,782

Subtotal	$103,607,741	—	—	$103,607,741

Investments Valued at NAV[2]				2,436,709

Total Investments				$106,044,450

Derivative Financial Instruments[3]
Liabilities:
Equity contracts	$(10,115)	—	—	$(10,115)

[1]	See above Schedule of Investments for values in each industry.

[2]	As of March 31, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Managed Volatility V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class A, 1.68%, 10/25/34 (a)	$7	$6,791
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.38%, 12/25/34 (a)	8	7,160
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 2.48%, 9/25/34 (a)	10	8,933
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 1.08%, 1/25/35 (a)	9	8,277
Total Asset-Backed Securities — 0.2%		31,161

Investment Companies	Shares
iShares 1-3 Year Credit Bond ETF (b)	15,923	1,675,577
iShares 3-7 Year Treasury Bond ETF (b)(c)	6,491	798,718
iShares Core U.S. Aggregate Bond ETF (b)	17,278	1,874,490
iShares MSCI EAFE ETF (b)	21,263	1,324,472
SPDR Bloomberg Barclays International Treasury Bond ETF (d)	136,622	3,639,610
Total Investment Companies — 60.3%		9,312,867

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 0.3%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37	25	17,884
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 3.09%, 7/27/36 (a)(e)	7	6,829
Series 2011-5R, Class 2A1, 3.20%, 8/27/46 (a)(e)	18	17,996
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.58%, 11/25/34 (a)	3	2,532
Total Non-Agency Mortgage-Backed Securities — 0.3%		45,241

Other Interests (f)	Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc. (d)(g)	$25	—
Total Long-Term Investments
(Cost — $9,963,398) — 60.8%		$9,389,269

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (b)(h)	4,734,585	4,734,585
SL Liquidity Series, LLC, Money Market Series, 1.11% (b)(h)(i)	12,046	12,047
Total Short-Term Securities (Cost — $4,746,633) — 30.8%		4,746,632
Total Investments (Cost — $14,710,031*) — 91.6%		14,135,901
Other Assets Less Liabilities — 8.4%		1,289,497

Net Assets — 100.0%		$15,425,398

Portfolio Abbreviations
AUD	Australian Dollar	ETF	Exchange Traded Fund	MSCI	Morgan Stanley Capital International
CAD	Canadian Dollar	GBP	British Pound	SPDR	Standard & Poor’s Depositary Receipts
CHF	Swiss Franc	HKD	Hong Kong Dollar	USD	U.S. Dollar
DKK	Danish Krone	JPY	Japanese Yen

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,708,551

Gross unrealized appreciation	$2,470
Gross unrealized depreciation	(575,120)

Net unrealized depreciation	$(572,650)

(a)	Variable rate security. Rate as of period end.

(b)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold		Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Loss[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,383,858	—	649,273	[2]	$4,734,585	$ 4,734,585	$ 5,474	—	—
SL Liquidity Series, LLC, Money Market Series	3,789,314	—	3,777,268	[2]	12,046	12,047	2483	$(302)	$ 378
iShares 1-3 Year Credit Bond ETF	15,923	—	—		15,923	1,675,577	4,425	—	4,617
iShares 3-7 Year Treasury Bond ETF	6,491	—	—		6,491	798,718	1,769	—	3,506
iShares Core U.S. Aggregate Bond ETF	17,278	—	—		17,278	1,874,490	7,573	—	7,429
iShares MSCI EAFE ETF	21,263	—	—		21,263	1,324,472	—	—	96,959

Total						$10,419,889	$19,489	$(302)	$112,889

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Security, or a portion of the security, is on loan.

(d)	Non-income producing security.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Current yield as of period end.

(i)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
5	CAC 40 10 Euro Index	April 2017	USD	272,862	$7,272
(7)	AUD Currency	June 2017	USD	534,520	(4,447)
52	Australian Government Bonds (3 Year)	June 2017	USD	4,439,442	23,747
(9)	CAD Currency	June 2017	USD	677,970	(7,850)
(1)	CHF Currency	June 2017	USD	125,500	(1,558)
1	DAX Index	June 2017	USD	328,829	8,666
(18)	Euro Currency	June 2017	USD	2,412,450	(25,917)
11	Euro Currency	June 2017	USD	1,474,275	15,975
(18)	Euro STOXX 50 Index	June 2017	USD	657,876	(20,163)
(17)	Euro-Bobl	June 2017	USD	2,390,279	347
(2)	Euro-Buxl	June 2017	USD	359,641	(2,904)
(8)	GBP Currency	June 2017	USD	627,800	(16,265)
(21)	JPY Currency	June 2017	USD	2,365,519	(66,182)
(6)	S&P 500 E-Mini Index	June 2017	USD	707,760	3,749
10	S&P 500 E-Mini Index	June 2017	USD	1,179,600	(6,291)
(11)	U.S. Treasury Notes (10 Year)	June 2017	USD	1,370,188	5,294
Total					$(86,527)

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	307,846	USD	44,237	Commonwealth Bank of Australia	4/05/17	$ (82)
HKD	352,493	USD	45,365	State Street Bank and Trust Co.	4/05/17	(2)
USD	44,613	DKK	307,846	Morgan Stanley & Co. International PLC	4/05/17	458
USD	45,479	HKD	352,493	Credit Suisse International	4/05/17	117
USD	44,406	DKK	307,846	Commonwealth Bank of Australia	6/21/17	74
USD	45,438	HKD	352,493	State Street Bank and Trust Co.	6/21/17	2
Total						$567

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$31,161	—	$31,161
Investment Companies	$9,312,867	—	—	9,312,867
Non-Agency Mortgage-Backed Securities	—	45,241	—	45,241
Other Interests	—	—	—	—
Short-Term Securities	4,734,585	—	—	4,734,585

Subtotal	$14,047,452	$76,402	—	$14,123,854

Investments Valued at NAV[1]				12,047

Total Investments				$14,135,901

[1]	As of March 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments (concluded)	BlackRock Managed Volatility V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$19,687	—	—	$19,687
Foreign currency exchange contracts	15,975	$651	—	16,626
Interest rate contracts	29,388	—	—	29,388
Liabilities:
Equity contracts	(26,454)	—	—	(26,454)
Foreign currency exchange contracts	(122,219)	(84)	—	(122,303)
Interest rate contracts	(2,904)	—	—	(2,904)

Total	$(86,527)	$567	—	$(85,960)

[1]	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Arconic, Inc. (a)	4,313	$113,604
Boeing Co.	5,746	1,016,238
General Dynamics Corp.	2,876	538,387
L3 Technologies, Inc.	782	129,257
Lockheed Martin Corp.	2,531	677,296
Northrop Grumman Corp.	1,771	421,215
Raytheon Co.	2,977	453,993
Rockwell Collins, Inc.	1,325	128,737
Textron, Inc.	2,719	129,397
TransDigm Group, Inc. (a)	502	110,520
United Technologies Corp.	7,567	849,093

		4,567,737
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	1,388	107,278
Expeditors International of Washington, Inc.	1,847	104,337
FedEx Corp.	2,449	477,922
United Parcel Service, Inc., Class B	6,929	743,482

		1,433,019
Airlines — 0.6%
Alaska Air Group, Inc.	1,242	114,537
American Airlines Group, Inc.	5,052	213,700
Delta Air Lines, Inc.	7,360	338,266
Southwest Airlines Co.	6,214	334,065
United Continental Holdings, Inc. (b)	2,874	203,019

		1,203,587
Auto Components — 0.2%
BorgWarner, Inc. (a)	2,019	84,374
Delphi Automotive PLC	2,738	220,382
Goodyear Tire & Rubber Co.	2,543	91,548

		396,304
Automobiles — 0.5%
Ford Motor Co.	39,126	455,427
General Motors Co.	13,763	486,660
Harley-Davidson, Inc. (a)	1,789	108,235

		1,050,322
Banks — 6.3%
Bank of America Corp.	101,068	2,384,194
BB&T Corp.	8,118	362,875
Citigroup, Inc.	27,927	1,670,593
Citizens Financial Group, Inc.	5,098	176,136
Comerica, Inc.	1,725	118,301
Fifth Third Bancorp	7,530	191,262
Huntington Bancshares, Inc.	10,834	145,067
JPMorgan Chase & Co.	35,981	3,160,571
KeyCorp	10,811	192,220
M&T Bank Corp.	1,575	243,700
People’s United Financial, Inc. (a)	3,016	54,891
PNC Financial Services Group, Inc. (c)	4,925	592,182
Regions Financial Corp.	12,109	175,944
SunTrust Banks, Inc.	4,953	273,901
U.S. Bancorp	16,137	831,055
Wells Fargo & Co.	45,369	2,525,239
Zions Bancorporation	2,007	84,294

		13,182,425
Beverages — 2.0%
Brown-Forman Corp., Class B	1,829	84,463
Coca-Cola Co.	38,944	1,652,783
Constellation Brands, Inc., Class A	1,753	284,109
Dr. Pepper Snapple Group, Inc.	1,847	180,858
Molson Coors Brewing Co., Class B	1,824	174,575
Monster Beverage Corp. (b)	4,068	187,820

Common Stocks	Shares	Value
Beverages (continued)
PepsiCo, Inc.	14,408	$1,611,679

		4,176,287
Biotechnology — 2.8%
AbbVie, Inc.	16,075	1,047,447
Alexion Pharmaceuticals, Inc. (b)	2,238	271,335
Amgen, Inc.	7,429	1,218,876
Biogen, Inc. (b)	2,181	596,329
Celgene Corp. (b)	7,832	974,536
Gilead Sciences, Inc.	13,224	898,174
Incyte Corp. (b)	1,786	238,735
Regeneron Pharmaceuticals, Inc. (b)	757	293,345
Vertex Pharmaceuticals, Inc. (b)	2,488	272,063

		5,810,840
Building Products — 0.3%
Allegion PLC	993	75,170
Fortune Brands Home & Security, Inc.	1,531	93,161
Johnson Controls International PLC	9,459	398,413
Masco Corp.	3,257	110,705

		677,449
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	562	92,134
Ameriprise Financial, Inc.	1,565	202,949
Bank of New York Mellon Corp.	10,462	494,120
BlackRock, Inc. (c)	1,224	469,416
CBOE Holdings, Inc.	917	74,341
Charles Schwab Corp.	12,217	498,576
CME Group, Inc.	3,416	405,821
E*TRADE Financial Corp. (b)	2,741	95,633
Franklin Resources, Inc.	3,524	148,501
Goldman Sachs Group, Inc.	3,718	854,099
Intercontinental Exchange, Inc.	5,940	355,628
Invesco Ltd.	4,056	124,235
Moody’s Corp.	1,675	187,667
Morgan Stanley	14,497	621,051
Nasdaq, Inc.	1,169	81,187
Northern Trust Corp.	2,182	188,918
Raymond James Financial, Inc.	1,276	97,308
S&P Global, Inc.	2,633	344,238
State Street Corp.	3,673	292,408
T. Rowe Price Group, Inc.	2,456	167,376

		5,795,606
Chemicals — 2.1%
Air Products & Chemicals, Inc.	2,171	293,715
Albemarle Corp.	1,121	118,422
CF Industries Holdings, Inc.	2,227	65,362
Dow Chemical Co.	11,301	718,066
E.I. du Pont de Nemours & Co.	8,761	703,771
Eastman Chemical Co.	1,489	120,311
Ecolab, Inc.	2,651	332,276
FMC Corp.	1,384	96,313
International Flavors & Fragrances, Inc.	802	106,289
LyondellBasell Industries NV, Class A	3,350	305,487
Monsanto Co.	4,409	499,099
Mosaic Co.	3,474	101,371
PPG Industries, Inc.	2,612	274,469
Praxair, Inc.	2,833	335,994
Sherwin-Williams Co.	804	249,393

		4,320,338
Commercial Services & Supplies — 0.3%
Cintas Corp.	857	108,445
Republic Services, Inc.	2,336	146,724

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Stericycle, Inc. (b)	832	$68,964
Waste Management, Inc.	4,096	298,680

		622,813
Communications Equipment — 1.0%
Cisco Systems, Inc.	50,425	1,704,365
F5 Networks, Inc. (b)	660	94,096
Harris Corp.	1,248	138,865
Juniper Networks, Inc.	3,838	106,812
Motorola Solutions, Inc.	1,670	143,987

		2,188,125
Construction & Engineering — 0.1%
Fluor Corp.	1,425	74,983
Jacobs Engineering Group, Inc.	1,200	66,336
Quanta Services, Inc. (b)	1,515	56,222

		197,541
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	649	141,644
Vulcan Materials Co.	1,345	162,046

		303,690
Consumer Finance — 0.8%
American Express Co.	7,651	605,271
Capital One Financial Corp.	4,849	420,214
Discover Financial Services	3,900	266,721
Navient Corp.	2,895	42,730
Synchrony Financial	7,768	266,442

		1,601,378
Containers & Packaging — 0.3%
Avery Dennison Corp.	856	68,994
Ball Corp.	1,737	128,990
International Paper Co.	4,152	210,839
Sealed Air Corp.	1,979	86,245
WestRock Co.	2,568	133,613

		628,681
Distributors — 0.1%
Genuine Parts Co.	1,468	135,658
LKQ Corp. (b)	3,046	89,156

		224,814
Diversified Consumer Services — 0.0%
H&R Block, Inc. (a)	2,021	46,988
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B (b)	19,135	3,189,422
Leucadia National Corp.	3,252	84,552

		3,273,974
Diversified Telecommunication Services — 2.3%
AT&T Inc.	61,833	2,569,161
CenturyLink, Inc. (a)	5,154	121,480
Level 3 Communications, Inc. (b)	2,918	166,968
Verizon Communications, Inc.	41,029	2,000,164

		4,857,773
Electric Utilities — 2.0%
Alliant Energy Corp.	2,268	89,835
American Electric Power Co., Inc.	4,954	332,562
Duke Energy Corp.	7,041	577,432
Edison International	3,302	262,872
Entergy Corp.	1,800	136,728
Eversource Energy	3,201	188,155
Exelon Corp.	9,267	333,427

Common Stocks	Shares	Value
Electric Utilities (continued)
FirstEnergy Corp.	4,337	$138,003
NextEra Energy, Inc.	4,731	607,318
PG&E Corp.	5,106	338,834
Pinnacle West Capital Corp.	1,133	94,470
PPL Corp.	6,848	256,047
Southern Co.	9,981	496,854
Xcel Energy, Inc. (a)	5,129	227,984

		4,080,521
Electrical Equipment — 0.5%
Acuity Brands, Inc.	435	88,740
AMETEK, Inc.	2,305	124,654
Eaton Corp PLC	4,556	337,827
Emerson Electric Co.	6,388	382,386
Rockwell Automation, Inc.	1,323	206,004

		1,139,611
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	3,103	220,840
Corning, Inc.	9,382	253,314
FLIR Systems, Inc.	1,378	49,994
TE Connectivity Ltd	3,565	265,771

		789,919
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	4,314	258,063
Halliburton Co.	8,749	430,538
Helmerich & Payne, Inc. (a)	1,085	72,228
National Oilwell Varco, Inc. (a)	3,830	153,545
Schlumberger Ltd.	14,059	1,098,008
TechnipFMC PLC (b)	4,723	153,497
Transocean Ltd. (b)	3,823	47,596

		2,213,475
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	900	99,468
American Tower Corp.	4,327	525,904
Apartment Investment & Management Co., Class A	1,610	71,403
AvalonBay Communities, Inc.	1,393	255,755
Boston Properties, Inc.	1,562	206,824
Crown Castle International Corp.	3,614	341,342
Digital Realty Trust, Inc. (a)	1,638	174,267
Equinix, Inc.	783	313,490
Equity Residential	3,721	231,521
Essex Property Trust, Inc.	667	154,430
Extra Space Storage, Inc.	1,285	95,591
Federal Realty Investment Trust	737	98,389
GGP, Inc.	5,754	133,378
HCP, Inc.	4,689	146,672
Host Hotels & Resorts, Inc.	7,324	136,666
Iron Mountain, Inc.	2,399	85,572
Kimco Realty Corp.	4,211	93,021
Macerich Co. (a)	1,209	77,860
Mid-America Apartment Communities, Inc.	1,137	115,678
Prologis, Inc.	5,263	273,044
Public Storage	1,495	327,270
Realty Income Corp.	2,709	161,267
Regency Centers Corp.	1,467	97,394
Simon Property Group, Inc.	3,228	555,313
SL Green Realty Corp.	1,006	107,260
UDR, Inc. (a)	2,600	94,276
Ventas, Inc.	3,522	229,071
Vornado Realty Trust	1,745	175,041
Welltower, Inc.	3,590	254,244

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	7,467	$253,729

		5,885,140
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	4,411	739,681
CVS Health Corp.	10,340	811,690
Kroger Co.	9,309	274,522
Sysco Corp.	5,038	261,573
Walgreens Boots Alliance, Inc.	8,585	712,984
Wal-Mart Stores, Inc.	15,196	1,095,328
Whole Foods Market, Inc. (a)	3,270	97,184

		3,992,962
Food Products — 1.5%
Archer-Daniels-Midland Co.	5,774	265,835
Campbell Soup Co	1,948	111,503
Conagra Brands, Inc.	4,180	168,621
General Mills, Inc.	5,858	345,681
Hershey Co.	1,445	157,866
Hormel Foods Corp.	2,655	91,943
JM Smucker Co.	1,179	154,543
Kellogg Co.	2,529	183,631
Kraft Heinz Co.	5,976	542,681
McCormick & Co, Inc., Non-Voting Shares	1,163	113,451
Mead Johnson Nutrition Co.	1,831	163,105
Mondelez International, Inc., Class A	15,393	663,130
Tyson Foods, Inc., Class A	2,914	179,823

		3,141,813
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	17,328	769,537
Baxter International, Inc.	4,910	254,633
Becton Dickinson and Co.	2,137	392,011
Boston Scientific Corp. (b)	13,644	339,326
Cooper Cos., Inc.	488	97,546
CR Bard, Inc.	726	180,440
Danaher Corp.	6,139	525,069
DENTSPLY SIRONA, Inc.	2,341	146,172
Edwards Lifesciences Corp. (b)	2,128	200,181
Hologic, Inc. (b)	2,782	118,374
IDEXX Laboratories, Inc. (b)	901	139,304
Intuitive Surgical, Inc. (b)	374	286,660
Medtronic PLC	13,852	1,115,917
Stryker Corp.	3,124	411,275
Varian Medical Systems, Inc. (b)	919	83,748
Zimmer Biomet Holdings, Inc.	2,023	247,028

		5,307,221
Health Care Providers & Services — 2.6%
Aetna, Inc.	3,515	448,338
AmerisourceBergen Corp.	1,673	148,061
Anthem, Inc.	2,637	436,107
Cardinal Health, Inc.	3,194	260,471
Centene Corp. (b)	1,733	123,494
Cigna Corp.	2,580	377,944
DaVita, Inc. (b)	1,559	105,965
Envision Healthcare Corp. (b)	1,175	72,051
Express Scripts Holding Co. (b)	6,121	403,435
HCA Holdings, Inc. (b)	2,960	263,410
Henry Schein, Inc. (b)	800	135,976
Humana, Inc.	1,494	307,973
Laboratory Corp. of America Holdings (b)	1,026	147,200
McKesson Corp.	2,131	315,942
Patterson Cos., Inc. (a)	887	40,119
Quest Diagnostics, Inc.	1,435	140,903
UnitedHealth Group, Inc.	9,580	1,571,216

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	917	$114,121

		5,412,726
Health Care Technology — 0.1%
Cerner Corp. (b)	2,967	174,608
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	4,230	249,189
Chipotle Mexican Grill, Inc. (a)(b)	293	130,537
Darden Restaurants, Inc.	1,266	105,926
Marriott International, Inc., Class A	3,182	299,681
McDonald’s Corp.	8,275	1,072,523
Royal Caribbean Cruises Ltd.	1,715	168,259
Starbucks Corp.	14,714	859,150
Wyndham Worldwide Corp.	1,071	90,275
Wynn Resorts Ltd.	792	90,771
Yum! Brands, Inc.	3,410	217,899

		3,284,210
Household Durables — 0.4%
DR Horton, Inc.	3,396	113,121
Garmin Ltd.	1,146	58,572
Leggett & Platt, Inc. (a)	1,408	70,851
Lennar Corp., Class A	1,991	101,919
Mohawk Industries, Inc. (b)	639	146,644
Newell Brands, Inc.	4,833	227,973
PulteGroup, Inc. (a)	2,920	68,766
Whirlpool Corp.	756	129,525

		917,371
Household Products — 1.8%
Church & Dwight Co., Inc.	2,526	125,972
Clorox Co.	1,286	173,391
Colgate-Palmolive Co.	8,895	651,025
Kimberly-Clark Corp.	3,597	473,473
Procter & Gamble Co.	25,818	2,319,747

		3,743,608
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,698	74,884
NRG Energy, Inc.	3,283	61,392

		136,276
Industrial Conglomerates — 2.4%
3M Co.	6,032	1,154,103
General Electric Co.	87,941	2,620,642
Honeywell International, Inc.	7,654	955,755
Roper Technologies, Inc.	999	206,283

		4,936,783
Insurance — 2.6%
Aflac, Inc.	4,097	296,705
Allstate Corp.	3,766	306,891
American International Group, Inc.	9,382	585,718
Aon PLC	2,689	319,157
Arthur J. Gallagher & Co.	1,761	99,567
Assurant, Inc.	584	55,871
Chubb Ltd.	4,662	635,197
Cincinnati Financial Corp.	1,502	108,550
Hartford Financial Services Group, Inc.	3,795	182,426
Lincoln National Corp.	2,334	152,760
Loews Corp.	2,709	126,700
Marsh & McLennan Cos., Inc.	5,186	383,194
MetLife, Inc.	10,908	576,161
Principal Financial Group, Inc.	2,644	166,863
Progressive Corp.	5,816	227,871
Prudential Financial, Inc.	4,358	464,911

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Insurance (continued)
Torchmark Corp.	1,136	$87,517
Travelers Cos., Inc.	2,855	344,142
Unum Group	2,348	110,098
Willis Towers Watson PLC	1,300	170,157
XL Group Ltd.	2,756	109,854

		5,510,310
Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc. (b)	3,992	3,539,068
Expedia, Inc.	1,208	152,413
Netflix, Inc. (b)	4,337	641,052
Priceline Group, Inc. (b)	498	886,425
TripAdvisor, Inc. (a)(b)	1,081	46,656

		5,265,614
Internet Software & Services — 4.5%
Akamai Technologies, Inc. (a)(b)	1,784	106,505
Alphabet, Inc.:
Class A (b)	2,991	2,535,770
Class C (b)	2,982	2,473,748
eBay, Inc. (b)	10,226	343,287
Facebook, Inc., Class A (b)	23,744	3,372,835
VeriSign, Inc. (b)	901	78,486
Yahoo!, Inc. (b)	8,776	407,294

		9,317,925
IT Services — 3.6%
Accenture PLC, Class A	6,253	749,610
Alliance Data Systems Corp.	564	140,436
Automatic Data Processing, Inc.	4,558	466,694
Cognizant Technology Solutions Corp., Class A (b)	6,118	364,143
CSRA, Inc.	1,428	41,826
Fidelity National Information Services, Inc.	3,284	261,472
Fiserv, Inc. (b)	2,218	255,758
Global Payments, Inc.	1,533	123,682
International Business Machines Corp.	8,681	1,511,709
Mastercard, Inc., Class A	9,509	1,069,477
Paychex, Inc.	3,170	186,713
PayPal Holdings, Inc.	11,247	483,846
Teradata Corp. (a)(b)	1,268	39,460
Total System Services, Inc.	1,629	87,086
Visa, Inc., Class A	18,775	1,668,534
Western Union Co. (a)	4,890	99,511

		7,549,957
Leisure Products — 0.1%
Hasbro, Inc.	1,131	112,896
Mattel, Inc. (a)	3,313	84,846

		197,742
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	3,257	172,198
Illumina, Inc. (b)	1,461	249,305
Mettler-Toledo International, Inc. (b)	267	127,869
PerkinElmer, Inc.	1,100	63,866
Thermo Fisher Scientific, Inc.	3,947	606,259
Waters Corp. (b)	789	123,329

		1,342,826
Machinery — 1.5%
Caterpillar, Inc.	5,859	543,481
Cummins, Inc.	1,588	240,106
Deere & Co.	2,953	321,464
Dover Corp.	1,562	125,507
Flowserve Corp. (a)	1,299	62,898
Fortive Corp.	2,980	179,456

Common Stocks	Shares	Value
Machinery (continued)
Illinois Tool Works, Inc.	3,204	$424,434
Ingersoll-Rand PLC	2,588	210,456
PACCAR, Inc.	3,548	238,426
Parker-Hannifin Corp.	1,321	211,783
Pentair PLC	1,671	104,905
Snap-on, Inc.	565	95,299
Stanley Black & Decker, Inc.	1,526	202,760
Xylem, Inc.	1,720	86,378

		3,047,353
Media — 3.2%
CBS Corp.	3,765	261,140
Charter Communications, Inc., Class A (b)	2,172	710,939
Comcast Corp., Class A	47,768	1,795,599
Discovery Communications, Inc.:
Class A (a)(b)	1,376	40,028
Class C (b)	2,248	63,641
DISH Network Corp., Class A (b)	2,277	144,567
Interpublic Group of Cos., Inc.	4,080	100,246
News Corp.:
Class A (a)	3,904	50,752
Class B	1,142	15,417
Omnicom Group, Inc.	2,363	203,714
Scripps Networks Interactive, Inc., Class A	973	76,254
TEGNA, Inc.	2,192	56,159
Time Warner, Inc.	7,801	762,236
Twenty-First Century Fox, Inc.:
Class A	10,666	345,472
Class B	4,884	155,213
Viacom, Inc., Class B (a)	3,396	158,321
Walt Disney Co.	14,682	1,664,792

		6,604,490
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. (b)	13,357	178,449
Newmont Mining Corp.	5,343	176,105
Nucor Corp.	3,193	190,686

		545,240
Multiline Retail — 0.4%
Dollar General Corp.	2,542	177,254
Dollar Tree, Inc. (b)	2,328	182,655
Kohl’s Corp. (a)	1,697	67,558
Macy’s, Inc.	3,055	90,550
Nordstrom, Inc.	1,166	54,301
Target Corp.	5,572	307,519

		879,837
Multi-Utilities — 1.0%
Ameren Corp.	2,470	134,837
CenterPoint Energy, Inc.	4,322	119,158
CMS Energy Corp.	2,819	126,122
Consolidated Edison, Inc.	3,094	240,280
Dominion Resources, Inc.	6,334	491,328
DTE Energy Co.	1,827	186,555
NiSource, Inc.	3,292	78,317
Public Service Enterprise Group, Inc.	5,040	223,524
SCANA Corp.	1,457	95,215
Sempra Energy	2,505	276,803
WEC Energy Group, Inc.	3,190	193,410

		2,165,549
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	5,616	348,192
Apache Corp.	3,804	195,488
Cabot Oil & Gas Corp. (a)	4,833	115,557

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. (a)(b)	7,587	$45,067
Chevron Corp.	19,091	2,049,801
Cimarex Energy Co.	952	113,754
Concho Resources, Inc. (b)	1,493	191,612
ConocoPhillips	12,413	619,036
Devon Energy Corp.	5,280	220,282
EOG Resources, Inc.	5,834	569,107
EQT Corp.	1,727	105,520
Exxon Mobil Corp.	41,793	3,427,444
Hess Corp.	2,681	129,251
Kinder Morgan, Inc.	19,248	418,451
Marathon Oil Corp.	8,660	136,828
Marathon Petroleum Corp.	5,317	268,721
Murphy Oil Corp. (a)	1,682	48,088
Newfield Exploration Co. (b)	1,999	73,783
Noble Energy, Inc.	4,348	149,310
Occidental Petroleum Corp.	7,664	485,591
ONEOK, Inc. (a)	2,110	116,978
Phillips 66	4,456	353,004
Pioneer Natural Resources Co.	1,723	320,874
Range Resources Corp.	1,884	54,824
Southwestern Energy Co (b)	4,949	40,433
Tesoro Corp.	1,217	98,650
Valero Energy Corp.	4,561	302,349
Williams Cos., Inc.	8,343	246,869

		11,244,864
Personal Products — 0.1%
Coty, Inc., Class A (a)	4,728	85,719
Estee Lauder Cos., Inc., Class A	2,228	188,912

		274,631
Pharmaceuticals — 5.0%
Allergan PLC	3,371	805,399
Bristol-Myers Squibb Co.	16,827	915,052
Eli Lilly & Co.	9,775	822,175
Johnson & Johnson	27,350	3,406,443
Mallinckrodt PLC (b)	1,080	48,136
Merck & Co., Inc.	27,737	1,762,409
Mylan NV (b)	4,610	179,744
Perrigo Co. PLC	1,453	96,465
Pfizer, Inc.	60,041	2,054,003
Zoetis, Inc.	4,961	264,769

		10,354,595
Professional Services — 0.3%
Dun & Bradstreet Corp.	377	40,693
Equifax, Inc.	1,205	164,772
Nielsen Holdings PLC	3,370	139,215
Robert Half International, Inc.	1,308	63,870
Verisk Analytics, Inc. (b)	1,559	126,497

		535,047
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (b)	2,996	104,231
Road & Rail — 0.9%
CSX Corp.	9,335	434,544
JB Hunt Transport Services, Inc. (a)	900	82,566
Kansas City Southern	1,097	94,079
Norfolk Southern Corp.	2,962	331,655
Ryder System, Inc.	568	42,850
Union Pacific Corp.	8,216	870,239

		1,855,933
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc. (b)	7,722	112,355

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	3,630	$297,479
Applied Materials, Inc.	10,884	423,388
Broadcom Ltd.	4,035	883,504
Intel Corp.	47,561	1,715,525
KLA-Tencor Corp.	1,558	148,119
Lam Research Corp.	1,623	208,328
Microchip Technology, Inc. (a)	2,148	158,479
Micron Technology, Inc. (b)	10,475	302,727
NVIDIA Corp.	5,934	646,391
Qorvo, Inc. (a)(b)	1,303	89,334
QUALCOMM, Inc.	14,842	851,040
Skyworks Solutions, Inc.	1,899	186,064
Texas Instruments, Inc.	10,061	810,514
Xilinx, Inc. (a)	2,500	144,725

		6,977,972
Software — 4.5%
Activision Blizzard, Inc.	6,948	346,427
Adobe Systems, Inc. (b)	4,998	650,390
Autodesk, Inc. (b)	1,957	169,222
CA, Inc.	3,150	99,918
Citrix Systems, Inc. (b)	1,568	130,756
Electronic Arts, Inc. (b)	3,102	277,691
Intuit, Inc.	2,457	284,987
Microsoft Corp.	77,941	5,133,194
Oracle Corp.	30,164	1,345,616
Red Hat, Inc. (b)	1,798	155,527
salesforce.com, Inc. (b)	6,588	543,444
Symantec Corp.	6,191	189,940
Synopsys, Inc. (b)	1,521	109,710

		9,436,822
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	722	107,044
AutoNation, Inc. (a)(b)	633	26,770
AutoZone, Inc. (b)	293	211,854
Bed Bath & Beyond, Inc.	1,515	59,782
Best Buy Co., Inc.	2,741	134,720
CarMax, Inc. (a)(b)	1,914	113,347
Foot Locker, Inc.	1,346	100,694
Gap, Inc. (a)	2,167	52,636
Home Depot, Inc.	12,275	1,802,338
L Brands, Inc.	2,409	113,464
Lowe’s Cos., Inc.	8,770	720,982
O’Reilly Automotive, Inc. (b)	933	251,761
Ross Stores, Inc.	4,012	264,270
Signet Jewelers Ltd. (a)	690	47,796
Staples, Inc.	6,626	58,110
Tiffany & Co.	1,081	103,019
TJX Cos., Inc.	6,581	520,425
Tractor Supply Co.	1,310	90,351
Ulta Beauty, Inc. (b)	588	167,715

		4,947,078
Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.	52,862	7,594,155
Hewlett Packard Enterprise Co.	16,789	397,899
HP, Inc.	17,072	305,247
NetApp, Inc.	2,747	114,962
Seagate Technology PLC	2,977	136,734
Western Digital Corp.	2,905	239,750
Xerox Corp.	8,531	62,618

		8,851,365
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	2,713	112,128

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc. (a)	3,834	$79,594
Michael Kors Holdings Ltd. (b)	1,585	60,404
NIKE, Inc., Class B	13,402	746,893
PVH Corp.	789	81,638
Ralph Lauren Corp.	531	43,340
Under Armour, Inc., Class A (b)	1,793	35,466
Under Armour, Inc., Class C (a)(b)	1,805	33,031
VF Corp. (a)	3,305	181,676

		1,374,170
Tobacco — 1.8%
Altria Group, Inc.	19,596	1,399,546
Philip Morris International, Inc.	15,607	1,762,030
Reynolds American, Inc.	8,333	525,146

		3,686,722
Trading Companies & Distributors — 0.2%
Fastenal Co. (a)	2,928	150,792
United Rentals, Inc. (b)	855	106,918
W.W. Grainger, Inc. (a)	572	133,139

		390,849
Water Utilities — 0.1%
American Water Works Co., Inc.	1,797	139,753
Total Long-Term Investments (Cost — $69,282,077) — 98.2%		204,316,810

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)(d)	3,947,233	$3,947,233
SL Liquidity Series, LLC, Money Market Series, 1.11% (c)(d)(e)	3,845,311	3,845,696
Total Short-Term Securities (Cost — $7,792,687) — 3.8%		7,792,929
Total Investments (Cost — $77,074,764*) — 102.0%		212,109,739
Liabilities in Excess of Other Assets — (2.0)%		(4,063,486)

Net Assets — 100.0%		$208,046,253

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$82,284,080

Gross unrealized appreciation	$131,432,157
Gross unrealized depreciation	(1,606,498)

Net unrealized appreciation	$129,825,659

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain[4]	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	1,224	—	—	1,224	$469,416	$3,060		$ 3,635
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,269,017	678,216[1]	—	3,947,233	3,947,233	3,743		—
SL Liquidity Series, LLC, Money Market Series	4,528,572	—	(683,261)[2]	3,845,311	3,845,696	4,045[3]	(577)	15
PNC Financial Services Group, Inc.	4,925	—	—	4,925	592,182	2,709		16,154
Total					$8,854,527	$13,557	$(577)	$19,804

[1]	Represents net shares purchased.

[2]	Represents net shares sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Includes net capital gain distributions.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
35	S&P 500 E-Mini Index	June 2017	$4,128,600	$(2,488)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$204,316,810	—	—	$204,316,810
Short-Term Securities	3,947,233	—	—	3,947,233

Subtotal	$208,264,043	—	—	$208,264,043

Investments Valued at NAV[2]				3,845,696

Total Investments				$212,109,739

[1] See above Schedule of Investments for values in each industry.
[2] As of March 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(2,488)	—	—	$(2,488)

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	7

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 1.50%, 12/25/33 (a)	USD	122	$104,716
Series 2007-HE4, Class A2A, 1.11%, 5/25/37 (a)		109	35,763
Ajax Mortgage Loan Trust:
Series 2016-B, Class A, 4.00%, 9/25/65 (b)(c)		103	102,398
Series 2016-C, Class A, 4.00%, 10/25/57 (b)(c)		95	94,599
Allegro CLO II Ltd., Series 2014-1A, Class A1R, 2.33%, 1/21/27 (a)(b)		500	500,115
ALM V Ltd., Series 2012-5A, Class A2R, 3.17%, 10/18/27 (a)(b)		250	252,573
ALM XIV Ltd., Series 2014-14A, Class A1, 2.47%, 7/28/26 (a)(b)		1,250	1,250,129
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 2.62%, 5/26/28 (a)(b)		170	171,233
AMMC CLO 19 Ltd., Series 2016-19A, Class C, 3.68%, 10/15/28 (a)(b)		100	101,090
AMMC CLO IX Ltd., Series 2011-9A, Class B1R, 3.52%, 1/15/22 (a)(b)		290	292,082
AMMC CLO XII Ltd., Series 2013-12A, Class B, 2.93%, 5/10/25 (a)(b)		500	500,204
Anchorage Capital CLO Ltd., Series 2013-1A, Class A2A, 2.77%, 7/13/25 (a)(b)		250	250,344
Apidos CLO XII, Series 2013-12A, Class A, 2.12%, 4/15/25 (a)(b)		500	500,650
Apidos CLO XV, Series 2013-15A, Class A1R, 1.97%, 10/20/25 (a)(b)		500	500,000
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, 2.52%, 9/15/25 (a)(b)		250	250,625
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.47%, 9/15/26 (a)(b)		130	130,000
ARES XXVIII CLO Ltd., Series 2013-3A, Class B1R, 0.00%, 10/17/24 (a)(b)		250	250,000
ARES XXXIII CLO Ltd., Series 2015-1A, Class B2R, 3.94%, 12/05/25 (a)(b)		250	250,625
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.46%, 5/25/35 (a)		66	52,737
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.54%, 2/17/26 (a)(b)		250	250,003
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class AR, 2.45%, 7/16/26 (a)(b)		250	250,481
Series 2014-1A, Class BR, 3.02%, 7/16/26 (a)(b)		250	249,883

Asset-Backed Securities		Par (000)	Value
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (b)	USD	86	$85,367
Series 2015-2, Class A, 3.34%, 11/15/48 (b)		97	97,061
Babson CLO Ltd., Series 2013-IA, Class A, 2.13%, 4/20/25 (a)(b)		250	250,255
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.94%, 12/10/25 (a)		300	245,709
Battalion CLO IV Ltd.:
Series 2013-4A, Class A1, 2.44%, 10/22/25 (a)(b)		250	249,999
Series 2013-4A, Class A1R, 0.00%, 10/22/25 (a)(b)		250	250,000
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, 1.98%, 5/28/39 (a)(b)		161	115,904
Series 2005-E, Class A1, 1.78%, 12/28/40 (a)(b)		110	91,915
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (a)		40	17,680
Series 2000-A, Class A3, 7.83%, 6/15/30 (a)		37	16,965
Series 2000-A, Class A4, 8.29%, 6/15/30 (a)		64	30,843
Bear Stearns Asset-Backed Securities I Trust:
Series 2007-FS1, Class 1A3, 1.15%, 5/25/35 (a)		85	73,718
Series 2007-HE2, Class 23A, 1.12%, 3/25/37 (a)		67	52,982
Series 2007-HE3, Class 1A4, 1.33%, 4/25/37 (a)		209	131,516
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 2.18%, 1/25/36 (a)		27	25,478
Benefit Street Partners CLO Ltd., Series 2012-IA, Class A2R, 3.27%, 10/15/25 (a)(b)		500	503,163
BlueMountain CLO Ltd.:
Series 2013-2A, Class A, 2.24%, 1/22/25 (a)(b)		250	250,229
Series 2013-3A, Class A, 2.44%, 10/29/25 (a)(b)		250	250,623
Series 2013-4A, Class A, 2.52%, 4/15/25 (a)(b)		250	250,010
Series 2013-4A, Class AR, 2.17%, 4/15/25 (a)(b)		250	250,000

Portfolio Abbreviations
AUD	Australian Dollar	GBP	British Pound	OTC	Over-the-counter
BRL	Brazilian Real	GO	General Obligation	PLN	Polish Zloty
BZDIOVER	Overnight Brazil CETIP Interbank Rate	JPY	Japanese Yen	RB	Revenue Bonds
CAD	Canadian Dollar	KRW	South Korean Won	RUB	Russian Ruble
CHF	Swiss Franc	LIBOR	London Interbank Offered Rate	SEK	Swedish Krona
CLO	Collateralized Loan Obligation	MXN	Mexican Peso	TBA	To-be-announced
CLP	Chilean Peso	MXIBTIIE	Mexican Equilibrium Interbank Interest Rate	TRY	Turkish Lira
CNH	Chinese Yuan Offshore	NOK	Norwegian Krone	USD	U.S. Dollar
EUR	Euro	NZD	NewZealandDollar	ZAR	South African Rand

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Asset-Backed Securities		Par (000)	Value
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 1.21%, 12/15/20 (a)(b)	USD	197	$195,881
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class AR, 2.48%, 1/20/29 (a)(b)		300	301,547
Series 2014-1A, Class CR, 3.77%, 4/17/25 (a)(b)		250	251,090
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 1.10%, 10/25/36 (a)		87	56,740
Series 2006-FRE2, Class A3, 1.14%, 10/25/36 (a)		173	113,835
Series 2006-FRE2, Class A5, 1.06%, 10/25/36 (a)		29	19,018
Series 2006-NC2, Class A3, 1.13%, 6/25/36 (a)		529	502,304
Series 2006-NC4, Class A3, 0.94%, 10/25/36 (a)		100	72,933
Series 2006-NC5, Class A5, 1.04%, 1/25/37 (a)		90	72,651
Series 2007-HE1, Class A2, 1.13%, 6/25/37 (a)		506	472,182
Series 2007-RFC1, Class A4, 1.20%, 12/25/36 (a)		100	65,696
C-BASS Trust:
Series 2006-CB7, Class A4, 1.14%, 10/25/36 (a)		72	49,589
Series 2006-CB9, Class A2, 1.09%, 11/25/36 (a)		39	22,463
Series 2006-CB9, Class A4, 1.21%, 11/25/36 (a)		18	10,419
Series 2007-CB1, Class AF2, 3.85%, 1/25/37 (c)		191	82,927
Series 2007-CB5, Class A2, 1.15%, 4/25/37 (a)		69	51,293
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		16	16,297
CIFC Funding Ltd.:
Series 2014-2A, Class A1LR, 2.23%, 5/24/26 (a)(b)		500	500,000
Series 2014-3A, Class C1, 3.84%, 7/22/26 (a)(b)		250	251,087
Series 2014-4A, Class A1R, 2.38%, 10/17/26 (a)(b)		250	250,858
Series 2014-5A, Class A1R, 2.42%, 1/17/27 (a)(b)		520	521,736
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2D, 1.03%, 8/25/36 (a)		100	79,141
Colony American Homes, Series 2015-1A, Class A, 1.97%, 7/17/32 (a)(b)		99	99,412
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 9/01/29		59	34,054
Series 2000-4, Class A6, 8.31%, 5/01/32 (a)		155	87,882
Series 2000-5, Class A7, 8.20%, 5/01/31		157	113,110
Conseco Financial Corp.:
Series 1997-3, Class M1, 7.53%, 3/15/28 (a)		64	63,282
Series 1997-6, Class M1, 7.21%, 1/15/29 (a)		48	47,060
Series 1998-8, Class M1, 6.98%, 9/01/30 (a)		124	101,138
Series 1999-5, Class A5, 7.86%, 3/01/30 (a)		52	42,216
Series 1999-5, Class A6, 7.50%, 3/01/30 (a)		37	29,390

Asset-Backed Securities		Par (000)	Value
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 1.40%, 9/25/33 (a)	USD	127	$119,805
Series 2004-5, Class A, 1.68%, 10/25/34 (a)		143	137,509
Series 2006-S10, Class A3, 1.10%, 10/25/36 (a)		64	55,967
Series 2006-SPS1, Class A, 1.00%, 12/25/25 (a)		4	3,869
Series 2007-S3, Class A3, 1.16%, 5/25/37 (a)		101	83,242
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.46%, 12/25/36 (c)		19	14,079
Series 2006-MH1, Class B1, 6.25%, 10/25/36 (b)		100	103,830
Series 2006-SL1, Class A2, 5.56%, 9/25/36 (b)(c)		93	22,131
Series 2007-CB6, Class A4, 1.32%, 7/25/37 (a)(b)		69	44,558
Series 2007-RP1, Class A, 1.29%, 5/25/46 (a)(b)		49	40,560
CWABS Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2, 1.14%, 9/25/46 (a)		13	12,413
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, 1.18%, 3/15/34 (a)		48	38,699
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		18	18,916
Series 2006-S5, Class A5, 6.16%, 6/25/35		18	17,623
Series 2007-S1, Class A3, 5.81%, 11/25/36 (a)		66	65,189
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, 1.21%, 12/15/33 (a)(b)		32	27,868
Series 2006-RES, Class 5B1B, 1.10%, 5/15/35 (a)(b)		21	17,652
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 1.09%, 5/15/35 (a)		38	32,613
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		218	218,799
Dryden Senior Loan Fund, Series 2015-41A, Class A, 2.52%, 1/15/28 (a)(b)		250	250,989
Dryden XXV Senior Loan Fund, Series 2012-25A, Class AR, 2.22%, 1/15/25 (a)(b)		250	250,052
Finn Square CLO Ltd., Series 2012-1A, Class A2R, 2.86%, 12/24/23 (a)(b)		250	247,537
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3, 1.14%, 4/25/36 (a)		42	38,231
Flatiron CLO Ltd., Series 2011-1A, Class A, 2.57%, 1/15/23 (a)(b)		53	52,843
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, 1.23%, 12/25/35 (a)		35	33,270
GMACM Home Equity Loan Trust, Series 2006-HE4, Class A2, 1.16%, 12/25/36 (a)		133	124,029
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 3/25/37 (a)		32	14,136

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Asset-Backed Securities		Par (000)	Value
GSAMP Trust:
Series 2006-FM2, Class A2B, 1.10%, 9/25/36 (a)	USD	88	$40,532
Series 2007-H1, Class A1B, 1.18%, 1/25/47 (a)		34	21,994
GT Loan Financing I Ltd., Series 2013-1A, Class A, 2.31%, 10/28/24 (a)(b)		250	250,535
Highbridge Loan Management Ltd., Series 6A-2015, Class A, 2.48%, 5/05/27 (a)(b)		250	250,429
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 2.80%, 7/25/34 (a)		34	32,093
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 7/25/36 (c)		86	37,226
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 1.27%, 4/15/36 (a)		35	31,567
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.77%, 6/17/31 (a)(b)		41	41,308
Series 2014-SFR2, Class C, 2.97%, 9/17/31 (a)(b)		150	150,148
Series 2014-SFR3, Class A, 1.97%, 12/17/31 (a)(b)		98	97,789
Series 2014-SFR3, Class C, 3.27%, 12/17/31 (a)(b)		850	849,998
Series 2014-SFR3, Class D, 3.94%, 12/17/31 (a)(b)		100	100,000
Series 2015-SFR3, Class A, 2.07%, 8/17/32 (a)(b)		98	98,743
Series 2015-SFR3, Class E, 4.69%, 8/17/17 (a)(b)		100	101,464
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, 1.25%, 5/25/36 (a)		100	82,488
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		298	170,914
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		65	37,519
Series 2006-WF1, Class A6, 6.00%, 7/25/36 (c)		60	34,199
LCM XVIII LP, Series 18A, Class B1, 3.33%, 4/20/27 (a)(b)		250	249,979
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (a)		90	96,585
Series 2001-B, Class M2, 7.17%, 4/15/40 (a)		259	177,746
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (b)		114	111,902
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A3, 1.14%, 11/25/36 (a)		99	45,595
Series 2006-10, Class 2A4, 1.20%, 11/25/36 (a)		74	34,494
Series 2006-2, Class 2A3, 1.17%, 3/25/46 (a)		368	171,587
Series 2006-2, Class 2A4, 1.27%, 3/25/46 (a)		62	29,622
Series 2006-3, Class 2A3, 1.16%, 5/25/46 (a)		267	115,886
Series 2006-4, Class 2A4, 1.24%, 5/25/36 (a)		65	32,268
Series 2006-9, Class 2A3, 1.14%, 10/25/36 (a)		121	52,647
Series 2006-9, Class 2A4, 1.21%, 10/25/36 (a)		143	62,478

Asset-Backed Securities		Par (000)	Value
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 4.23%, 3/25/32 (a)	USD	40	$40,359
Madison Park Funding XI Ltd., Series 2013-11A, Class A1B, 2.49%, 10/23/25 (a)(b)		250	251,035
MASTR Specialized Loan Trust, Series 2006-3, Class A, 1.24%, 6/25/46 (a)(b)		23	20,096
Merrill Lynch Mortgage Investors Trust:
Series 2006-OPT1, Class M1, 1.24%, 8/25/37 (a)		54	16,500
Series 2006-RM3, Class A2B, 1.07%, 6/25/37 (a)		30	9,211
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.38%, 12/25/34 (a)		155	144,394
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 1.09%, 11/25/36 (a)		37	17,636
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.21%, 1/20/24 (a)(b)		250	249,545
Navient Private Education Loan Trust:
Series 2014-AA, Class A2B, 2.02%, 2/15/29 (a)(b)		615	624,637
Series 2014-CTA, Class B, 2.52%, 10/17/44 (a)(b)		200	191,091
Series 2016-AA, Class A2B, 2.92%, 12/15/45 (a)(b)		110	114,368
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)(b)		100	89,850
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class B2R, 3.05%, 4/15/26 (a)(b)		250	249,987
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 2.66%, 7/15/19 (a)(b)		100	100,030
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 2.44%, 1/18/24 (a)(b)		260	260,017
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 1/15/19 (a)		28	21,828
Series 2001-D, Class A4, 6.93%, 9/15/31 (a)		16	14,157
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, 2.07%, 4/15/26 (a)(b)		457	457,000
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 2.14%, 7/17/25 (a)(b)		260	260,172
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.72%, 10/25/25 (a)(b)		250	250,125
OFSI Fund VI Ltd., Series 2014-6A, Class A2, 2.92%, 3/20/25 (a)(b)		101	100,735
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.32%, 8/23/24 (a)(b)		225	224,876
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)		49	48,786
Series 2014-1A, Class B, 3.24%, 6/18/24 (b)		350	350,637
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)		100	99,822
Series 2014-2A, Class D, 5.31%, 9/18/24 (b)		200	201,663
Series 2016-2A, Class A, 4.10%, 3/20/28 (b)		200	204,816
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 1.42%, 7/25/33 (a)		206	192,697

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Asset-Backed Securities		Par (000)	Value
Option One Mortgage Loan Trust, Series 2007-CP1, Class 2A3, 1.19%, 3/25/37 (a)	USD	90	$57,568
OZLM Funding II Ltd., Series 2012-2A, Class A1R, 2.48%, 10/30/27 (a)(b)		1,043	1,043,210
OZLM Funding III Ltd., Series 2013-3A, Class BR, 4.04%, 1/22/29 (a)(b)		320	321,415
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 2.19%, 7/22/25 (a)(b)		390	390,257
OZLM Funding V Ltd., Series 2013-5A, Class BR, 3.49%, 1/17/26 (a)(b)		250	250,000
OZLM IX Ltd., Series 2014-9A, Class CR, 4.38%, 1/20/27 (a)(b)		250	250,264
OZLM VII Ltd., Series 2014-7A, Class A2A, 3.07%, 7/17/26 (a)(b)		250	250,008
Palmer Square Loan Funding Ltd., Series 2016-2A, Class B, 4.19%, 6/21/24 (a)(b)		250	251,589
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 1/25/22 (b)		174	173,669
Pretium Mortgage Credit Partners I LLC, Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (b)(c)		214	215,521
Progress Residential Trust:
Series 2016-SFR1, Class A, 2.27%, 9/17/33 (a)(b)		199	201,830
Series 2016-SFR1, Class E, 4.79%, 9/17/33 (a)(b)		100	102,221
Series 2016-SFR2, Class E, 4.49%, 1/17/34 (a)(b)		100	101,509
Race Point X CLO Ltd., Series 2016-10A, Class A, 2.64%, 7/25/28 (a)(b)		250	251,213
RASC Trust, Series 2003-KS5, Class AIIB, 1.36%, 7/25/33 (a)		75	68,133
RCO Mortgage LLC, Series 2015-NQM1, Class A, 4.48%, 11/25/45 (a)(b)		24	23,957
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3D, 1.19%, 10/25/36 (a)		100	64,744
SLM Private Credit Student Loan Trust:
Series 2004-B, Class A3, 1.29%, 3/15/24 (a)		445	434,111
Series 2006-C, Class A4, 1.13%, 3/15/23 (a)		12	12,102
SMB Private Education Loan Trust:
Series 2014-A, Class A1, 1.27%, 9/15/21 (a)(b)		9	8,545
Series 2015-B, Class B, 3.50%, 12/17/40 (b)		100	98,954
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 2.39%, 10/20/26 (a)(b)		250	250,307
Sound Point CLO XI Ltd., Series 2016-1A, Class A, 2.68%, 7/20/28 (a)(b)		250	251,920
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 2.69%, 10/20/28 (a)(b)		250	251,450
Sound Point CLO XIV Ltd., Series 2016-3A, Class A, 2.41%, 1/23/29 (a)(b)		260	261,472
Sound Point CLO XV Ltd., Series 2017-1A, Class A, 2.43%, 1/23/29 (a)(b)		250	250,500
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1.78%, 1/25/35 (a)		6	6,164
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (b)		426	428,500
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 3.72%, 8/16/46 (b)(c)		316	314,457

Asset-Backed Securities		Par (000)	Value
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 1.08%, 1/25/35 (a)	USD	174	$161,406
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (b)(c)		14	14,189
SWAY Residential Trust, Series 2014-1, Class A, 2.07%, 1/17/32 (a)(b)		189	189,475
Symphony CLO XII Ltd.:
Series 2013-12A, Class A, 2.32%, 10/15/25 (a)(b)		255	255,007
Series 2013-12A, Class C, 3.77%, 10/15/25 (a)(b)		250	250,011
THL Credit Wind River CLO Ltd., Series 2014-2A, Class A2, 2.47%, 7/15/26 (a)(b)		250	250,374
TICP CLO III Ltd., Series 2014-3A, Class A, 2.57%, 1/20/27 (a)(b)		500	500,003
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.02%, 5/17/32 (a)(b)		93	92,560
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (b)(c)		93	92,112
Series 2016-2II, Class A, 3.47%, 8/27/36 (b)(c)		208	207,157
Series 2016-3II, Class A, 3.60%, 10/27/36 (b)(c)		90	89,134
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (b)(c)		237	236,013
Series 2016-2III, Class A, 3.47%, 8/27/36 (b)(c)		545	541,793
Series 2016-3III, Class A, 3.60%, 10/27/36 (b)(c)		388	386,029
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (b)(c)		423	423,994
Series 2016-2IV, Class A, 3.47%, 8/27/36 (b)(c)		347	345,106
Series 2016-3IV, Class A, 3.60%, 10/27/36 (b)(c)		213	213,823
Venture XIX CLO Ltd., Series 2014-19A, Class AR, 2.11%, 1/15/27 (a)(b)		250	250,313
Venture XVIII CLO Ltd., Series 2014-18A, Class A, 2.47%, 10/15/26 (a)(b)		315	314,999
Vibrant CLO III Ltd., Series 2015-3A, Class A1R, 2.51%, 4/20/26 (a)(b)		250	250,105
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (b)(c)		297	297,651
Voya Investment Management CLO Ltd., Series 2013-2A, Class A1, 2.19%, 4/25/25 (a)(b)		250	250,342
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 1.11%, 7/25/37 (a)(b)		123	109,762
Washington Mutual Asset-Backed Certificates, Series 2006-HE4, Class 2A2, 1.16%, 9/25/36 (a)		181	85,500
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE5, Class 1A, 1.14%, 10/25/36 (a)		82	62,915
Series 2007-HE2, Class 2A2, 1.20%, 2/25/37 (a)		224	92,213
Wellfleet CLO Ltd., Series 2017-1A, Class A1, 0.00%, 4/20/29 (a)(b)		250	250,000
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (b)(c)		51	51,809
Total Asset-Backed Securities — 10.5%			37,508,497

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (b)	USD	39	$39,373
4.75%, 10/07/44 (b)		8	8,346
Lockheed Martin Corp.:
3.55%, 1/15/26		44	44,719
3.60%, 3/01/35		68	64,826
4.50%, 5/15/36		18	19,117
4.07%, 12/15/42		94	92,276
4.70%, 5/15/46		50	54,158
Northrop Grumman Corp., 3.85%, 4/15/45		100	94,140
Rockwell Collins, Inc., 3.20%, 3/15/24		396	395,548
United Technologies Corp.:
1.78%, 5/04/18 (c)		284	283,920
4.15%, 5/15/45		58	58,132

			1,154,555
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		185	198,252
3.90%, 2/01/35		27	25,951
4.10%, 2/01/45		88	81,503
4.75%, 11/15/45		240	245,798
4.55%, 4/01/46		94	93,929
4.40%, 1/15/47		136	132,222

			777,655
Airlines — 0.4%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		69	70,121
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		249	244,052
Delta Air Lines, Inc., 2.88%, 3/13/20		871	878,051
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (b)		37	35,208
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		16	16,683

			1,244,115
Auto Components — 0.1%
Delphi Automotive PLC:
4.25%, 1/15/26		100	104,392
4.40%, 10/01/46		62	59,073

			163,465
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 3.81%, 1/09/24		741	743,364
Banks — 6.8%
Bank of America Corp.:
2.25%, 4/21/20		501	499,672
3.30%, 1/11/23		202	203,254
3.88%, 8/01/25		558	567,892
3.50%, 4/19/26		376	370,785
3.25%, 10/21/27		174	165,620
4.88%, 4/01/44		22	23,728
4.44%, 1/20/48 (a)		630	634,072
Barclays PLC, 4.95%, 1/10/47		200	199,783
BB&T Corp.:
2.45%, 1/15/20		96	96,980
2.75%, 4/01/22		1,500	1,509,168
BNP Paribas SA, 3.80%, 1/10/24 (b)		200	199,025
Citigroup, Inc.:
1.80%, 2/05/18		142	142,073
2.50%, 9/26/18		191	192,707
2.50%, 7/29/19		453	457,088
2.90%, 12/08/21		2,291	2,299,738
3.50%, 5/15/23		114	114,828

Corporate Bonds		Par (000)	Value
Banks (continued)
3.88%, 3/26/25	USD	135	$134,117
3.89%, 1/10/28 (a)		366	367,631
4.13%, 7/25/28		317	311,722
4.75%, 5/18/46		460	454,424
Citizens Bank N.A., 2.25%, 3/02/20		544	543,219
Fifth Third Bank, 2.25%, 6/14/21		216	213,549
HSBC Holdings PLC:
2.65%, 1/05/22		928	916,181
4.04%, 3/13/28 (a)		324	327,506
ING Groep NV, 3.95%, 3/29/27		288	288,681
JPMorgan Chase & Co.:
2.20%, 10/22/19		71	71,344
2.75%, 6/23/20		42	42,548
2.55%, 10/29/20		205	205,913
2.97%, 1/15/23		1,140	1,139,095
3.88%, 9/10/24		261	264,545
3.90%, 7/15/25		196	202,601
3.20%, 6/15/26		465	451,495
4.25%, 10/01/27		95	97,330
3.78%, 2/01/28 (a)		790	797,454
Lloyds Banking Group PLC, 3.75%, 1/11/27		214	210,377
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22		455	457,972
Mizuho Financial Group, Inc., 2.95%, 2/28/22		1,338	1,338,479
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23		752	741,141
Santander UK Group Holdings PLC, 2.88%, 8/05/21		435	429,339
Sumitomo Mitsui Trust Bank Ltd., 2.05%, 3/06/19 (b)		1,634	1,631,603
U.S. Bancorp, 2.95%, 7/15/22		190	191,815
Washington Mutual Bank:
0.00%, 5/01/09 (a)(d)(e)		500	110,625
0.00%, 11/06/09 (d)(e)		300	66,375
5.55%, 6/16/20 (d)(e)		250	55,313
Wells Fargo & Co.:
2.60%, 7/22/20		77	77,761
2.55%, 12/07/20		95	95,482
2.10%, 7/26/21		630	617,036
3.55%, 9/29/25		175	176,294
3.00%, 4/22/26		178	170,830
3.00%, 10/23/26		241	230,746
3.90%, 5/01/45		130	124,469
4.90%, 11/17/45		51	53,174
4.75%, 12/07/46		493	503,658
Westpac Banking Corp., 2.15%, 3/06/20		2,264	2,265,347

			24,053,604
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		316	318,376
3.30%, 2/01/23		185	188,295
4.70%, 2/01/36		75	79,347
4.90%, 2/01/46		964	1,041,818
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		35	32,053
Molson Coors Brewing Co.:
5.00%, 5/01/42		25	26,373
4.20%, 7/15/46		71	66,485

			1,752,747
Biotechnology — 0.5%
AbbVie, Inc.:
2.50%, 5/14/20		439	441,993
2.90%, 11/06/22		106	105,603
4.50%, 5/14/35		86	85,407

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Biotechnology (continued)
Amgen, Inc.:
2.13%, 5/01/20	USD	107	$107,002
4.40%, 5/01/45		222	215,482
Gilead Sciences, Inc.:
2.35%, 2/01/20		20	20,157
2.50%, 9/01/23		117	113,198
3.65%, 3/01/26		74	74,672
4.60%, 9/01/35		27	27,816
4.80%, 4/01/44		328	338,803
4.50%, 2/01/45		105	103,585
4.75%, 3/01/46		75	76,499
4.15%, 3/01/47		188	175,324

			1,885,541
Building Products — 0.1%
Johnson Controls International PLC:
5.13%, 9/14/45		180	199,042
4.50%, 2/15/47		61	61,913

			260,955
Capital Markets — 2.2%
Bank of New York Mellon Corp.:
2.10%, 1/15/19		176	177,304
2.05%, 5/03/21		946	933,525
Credit Suisse AG, 3.00%, 10/29/21		259	261,362
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20		250	250,379
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		263	265,966
2.00%, 4/25/19		68	67,874
2.60%, 4/23/20		138	138,777
2.75%, 9/15/20		65	65,538
2.63%, 4/25/21		143	142,609
2.35%, 11/15/21		498	487,733
3.50%, 1/23/25		73	72,719
3.75%, 5/22/25		452	457,572
3.50%, 11/16/26		599	585,593
4.80%, 7/08/44		45	47,520
Jefferies Group LLC, 6.50%, 1/20/43		30	32,542
Moody’s Corp., 2.75%, 12/15/21		230	229,643
Morgan Stanley:
2.80%, 6/16/20		239	241,899
2.63%, 11/17/21		1,273	1,264,611
3.75%, 2/25/23		193	199,312
3.70%, 10/23/24		126	127,811
4.00%, 7/23/25		581	599,098
4.38%, 1/22/47		630	630,456
State Street Corp., 2.65%, 5/19/26		293	280,697
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (b)		200	203,384

			7,763,924
Chemicals — 0.1%
Agrium, Inc., 4.13%, 3/15/35 (f)		46	44,078
Dow Chemical Co.:
4.38%, 11/15/42		23	22,607
4.63%, 10/01/44		103	105,635
Eastman Chemical Co., 4.80%, 9/01/42		59	60,498
Monsanto Co., 3.60%, 7/15/42		107	90,850
Sherwin-Williams Co., 4.00%, 12/15/42		20	18,488

			342,156
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 2.88%, 9/17/18 (b)		160	161,604
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (b)		4	4,100

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
Waste Management, Inc., 3.90%, 3/01/35	USD	56	$55,616

			221,320
Communications Equipment — 0.0%
Harris Corp., 2.70%, 4/27/20		28	28,257
Juniper Networks, Inc., 3.30%, 6/15/20		63	64,438

			92,695
Construction Materials — 0.1%
LafargeHolcim Finance U.S. LLC, 4.75%, 9/22/46 (b)		452	452,492
Consumer Finance — 1.1%
American Express Credit Corp.:
1.13%, 6/05/17		334	334,013
2.25%, 8/15/19		177	178,395
Capital One Financial Corp.:
4.75%, 7/15/21		5	5,377
3.75%, 7/28/26		122	118,142
Discover Bank, 3.45%, 7/27/26		250	239,984
Discover Financial Services, 4.10%, 2/09/27		374	374,126
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		690	689,991
2.15%, 1/09/18		200	200,508
General Motors Financial Co., Inc.:
2.63%, 7/10/17		480	481,353
4.75%, 8/15/17		230	232,500
3.10%, 1/15/19		41	41,661
3.70%, 11/24/20		117	120,464
3.20%, 7/06/21		600	602,276
4.00%, 1/15/25		151	151,757
Synchrony Financial:
2.60%, 1/15/19		94	94,734
2.70%, 2/03/20		48	48,192
4.50%, 7/23/25		105	107,755

			4,021,228
Diversified Consumer Services — 0.1%
Massachusetts Institute of Technology, 3.89%, 7/01/99		50	43,432
University of Southern California, 3.03%, 10/01/39		170	153,407
Wesleyan University, 4.78%, 7/01/16		79	73,152

			269,991
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		462	488,248
3.50%, 5/26/22		531	535,048
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		180	201,572
BP Capital Markets PLC, 2.24%, 5/10/19		459	461,852
Glencore Funding LLC, 4.00%, 3/27/27 (b)		440	434,387
Hyundai Capital America, 2.55%, 4/03/20 (b)		786	786,012
Shell International Finance BV:
4.13%, 5/11/35		291	293,216
3.63%, 8/21/42		44	39,705
Siemens Financieringsmaatschappij NV, 3.13%, 3/16/24 (b)		1,140	1,148,153
UBS Group Funding Switzerland AG, 4.25%, 3/23/28 (b)		606	614,683
Woodside Finance Ltd., 3.65%, 3/05/25 (b)		16	15,755

			5,018,631
Diversified Telecommunication Services — 0.7%
AT&T Inc.:
3.80%, 3/01/24		243	246,735

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
5.25%, 3/01/37	USD	254	$258,941
6.38%, 3/01/41		43	49,126
4.30%, 12/15/42		104	92,469
4.75%, 5/15/46		177	165,156
Orange SA, 5.50%, 2/06/44		55	62,533
Telefonica Emisiones SAU, 4.10%, 3/08/27		341	343,406
Verizon Communications, Inc.:
5.25%, 3/16/37		389	402,175
3.85%, 11/01/42		167	139,823
4.86%, 8/21/46		725	697,014

			2,457,378
Electric Utilities — 0.4%
Baltimore Gas & Electric Co., 3.50%, 8/15/46		77	69,806
Commonwealth Edison Co., 4.70%, 1/15/44		136	148,413
Emera U.S. Finance LP:
2.15%, 6/15/19		147	146,956
2.70%, 6/15/21		222	220,742
Exelon Corp.:
2.85%, 6/15/20		161	163,111
2.45%, 4/15/21		38	37,545
Great Plains Energy, Inc., 2.50%, 3/09/20		319	320,343
Puget Sound Energy, Inc., 4.30%, 5/20/45		133	139,000
Southern California Edison Co., 1.25%, 11/01/17		47	46,957
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (b)		250	256,076

			1,548,949
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 3.20%, 4/01/24		114	114,155
Energy Equipment & Services — 0.1%
Halliburton Co., 3.80%, 11/15/25		190	192,393
Nabors Industries, Inc., 5.50%, 1/15/23 (b)		91	92,877
Schlumberger Holdings Corp., 3.00%, 12/21/20 (b)		164	167,694

			452,964
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.:
3.30%, 2/15/21		81	82,137
3.45%, 9/15/21		77	78,389
4.40%, 2/15/26		16	16,552
Crown Castle International Corp.:
3.40%, 2/15/21		48	48,826
2.25%, 9/01/21		197	191,513

			417,417
Food & Staples Retailing — 0.1%
CVS Health Corp., 5.30%, 12/05/43		58	64,838
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		387	394,757
4.65%, 6/01/46		8	7,959

			467,554
Food Products — 0.0%
Arcor SAIC, 6.00%, 7/06/23 (b)		28	29,750
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories:
2.80%, 9/15/20		75	75,653
3.88%, 9/15/25		25	25,401
Becton Dickinson and Co.:
1.80%, 12/15/17		27	27,020
2.68%, 12/15/19		114	115,624
4.69%, 12/15/44		30	31,316
Boston Scientific Corp., 2.65%, 10/01/18		82	82,809

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medtronic, Inc.:
2.50%, 3/15/20	USD	67	$67,966
3.63%, 3/15/24		345	357,937
4.63%, 3/15/44		91	97,191
Stryker Corp., 4.63%, 3/15/46		69	70,954

			951,871
Health Care Providers & Services — 0.6%
Aetna, Inc.:
4.50%, 5/15/42		88	91,642
4.13%, 11/15/42		32	31,484
4.75%, 3/15/44		60	64,944
AmerisourceBergen Corp., 1.15%, 5/15/17		109	108,966
Anthem, Inc.:
1.88%, 1/15/18		276	276,211
2.30%, 7/15/18		457	459,033
Series A, 3.70%, 8/15/21		161	166,786
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	39,698
Catholic Health Initiatives, 4.35%, 11/01/42		30	25,577
Cigna Corp., 3.25%, 4/15/25		181	178,912
Express Scripts Holding Co., 1.25%, 6/02/17		79	78,969
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		63	63,332
New York & Presbyterian Hospital, 3.56%, 8/01/36		40	37,399
Ochsner Clinic Foundation, 5.90%, 5/15/45		35	39,897
RWJ Barnabas Health, Inc., 3.95%, 7/01/46		82	77,280
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		35	37,802
UnitedHealth Group, Inc.:
2.70%, 7/15/20		46	46,925
4.63%, 7/15/35		16	17,444
4.20%, 1/15/47		123	124,899

			1,967,200
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
4.70%, 12/09/35		25	26,196
4.60%, 5/26/45		61	62,003
4.88%, 12/09/45		27	28,717
4.45%, 3/01/47		160	160,533

			277,449
Household Durables — 0.1%
Newell Brands, Inc., 2.88%, 12/01/19		164	166,914
Independent Power and Renewable Electricity Producers — 0.1%
Genneia SA, 8.75%, 1/20/22 (b)		25	26,063
Stoneway Capital Corp., 10.00%, 3/01/27 (b)		150	156,417

			182,480
Industrial Conglomerates — 0.3%
Eaton Corp., 2.75%, 11/02/22		598	593,834
General Electric Co., 4.50%, 3/11/44		305	328,119
Roper Technologies, Inc., 2.80%, 12/15/21		140	140,158

			1,062,111
Insurance — 0.7%
Allstate Corp., 4.20%, 12/15/46		134	135,503
American International Group, Inc.:
3.75%, 7/10/25		72	71,598
3.88%, 1/15/35		59	53,912
4.50%, 7/16/44		87	83,022
Aon PLC, 4.75%, 5/15/45		110	109,876
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/26		18	18,516
4.35%, 1/30/47		53	53,677

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Insurance (continued)
Metropolitan Life Global Funding I, 1.30%, 4/10/17 (b)	USD	920	$920,017
Principal Financial Group, Inc., 4.30%, 11/15/46		300	301,937
Prudential Financial, Inc.:
4.50%, 11/15/20		392	420,606
4.60%, 5/15/44		153	161,402
Travelers Cos., Inc., 4.60%, 8/01/43		120	130,462
XLIT Ltd., 2.30%, 12/15/18		85	85,538

			2,546,066
IT Services — 0.2%
DXC Technology Co., 2.88%, 3/27/20 (b)		124	125,039
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		12	12,470
4.50%, 8/15/46		398	384,113
Total System Services, Inc., 4.80%, 4/01/26		235	252,961
Visa, Inc., 4.15%, 12/14/35		53	55,447

			830,030
Machinery — 0.0%
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		16	16,592
Media — 1.3%
21st Century Fox America, Inc.:
4.75%, 9/15/44		37	37,368
4.95%, 10/15/45		12	12,420
CBS Corp., 2.30%, 8/15/19		96	96,370
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/22		405	427,085
4.91%, 7/23/25		79	83,477
6.38%, 10/23/35		99	112,538
6.48%, 10/23/45		640	736,855
Comcast Corp.:
3.38%, 8/15/25		279	281,506
4.25%, 1/15/33		35	36,035
4.40%, 8/15/35		196	203,158
4.75%, 3/01/44		484	510,621
4.60%, 8/15/45		45	46,529
3.40%, 7/15/46		65	55,616
Discovery Communications LLC:
3.80%, 3/13/24		311	308,355
4.88%, 4/01/43		152	137,690
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		62	64,578
3.75%, 2/15/23		55	55,800
NBCUniversal Media LLC, 4.45%, 1/15/43		76	76,504
Time Warner Cable LLC:
5.00%, 2/01/20		58	61,687
4.13%, 2/15/21		160	166,453
4.00%, 9/01/21		22	22,805
5.50%, 9/01/41		63	64,609
4.50%, 9/15/42		9	8,157
Time Warner, Inc.:
2.10%, 6/01/19		260	260,415
3.60%, 7/15/25		50	49,438
4.85%, 7/15/45		156	151,721
Viacom, Inc.:
2.75%, 12/15/19		19	19,139
4.50%, 3/01/21		69	72,794
2.25%, 2/04/22		329	315,771
3.45%, 10/04/26		72	68,483
5.25%, 4/01/44		83	81,403

			4,625,380

Corporate Bonds		Par (000)	Value
Metals & Mining — 0.2%
Barrick Gold Corp., 5.25%, 4/01/42	USD	190	$206,583
Newmont Mining Corp.:
3.50%, 3/15/22		250	257,067
4.88%, 3/15/42		175	174,896
Nucor Corp., 5.20%, 8/01/43		40	45,461
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		110	109,350

			793,357
Multi-Utilities — 0.2%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		44	48,204
Consumers Energy Co., 3.95%, 5/15/43		44	44,215
Dominion Gas Holdings LLC, 4.60%, 12/15/44		97	97,265
Pacific Gas & Electric Co.:
4.75%, 2/15/44		51	56,020
4.30%, 3/15/45		103	106,044
Virginia Electric & Power Co.:
3.50%, 3/15/27		291	296,983
4.45%, 2/15/44		44	46,422
4.20%, 5/15/45		143	145,640

			840,793
Oil, Gas & Consumable Fuels — 1.2%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		40	51,383
4.50%, 7/15/44		99	93,386
Apache Corp., 4.25%, 1/15/44		118	110,684
Devon Energy Corp., 5.60%, 7/15/41		191	201,991
Energy Transfer Partners LP, 6.13%, 12/15/45		351	375,532
Enterprise Products Operating LLC:
5.10%, 2/15/45		38	39,690
4.90%, 5/15/46		177	181,172
EOG Resources, Inc.:
2.45%, 4/01/20		343	344,965
4.15%, 1/15/26		85	88,799
Exxon Mobil Corp.:
1.82%, 3/15/19		529	531,012
4.11%, 3/01/46		118	121,309
Kinder Morgan Energy Partners LP, 3.50%, 3/01/21		674	684,961
Kinder Morgan, Inc.:
3.05%, 12/01/19		33	33,556
5.05%, 2/15/46		120	116,486
MPLX LP, 5.20%, 3/01/47		68	68,426
Noble Energy, Inc., 5.05%, 11/15/44		70	71,581
Petro-Canada, 6.80%, 5/15/38 (f)		90	115,677
Pioneer Natural Resources Co., 4.45%, 1/15/26		50	52,626
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		110	113,311
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		119	129,103
4.20%, 3/15/28 (b)		151	149,160
Spectra Energy Partners LP, 4.50%, 3/15/45		230	214,874
Sunoco Logistics Partners Operations LP:
3.90%, 7/15/26		34	32,851
5.35%, 5/15/45		50	48,777
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		48	48,049
2.50%, 8/01/22		44	43,330
Williams Partners LP, 4.00%, 9/15/25		270	271,137

			4,333,828
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 7.38%, 12/01/25		97	122,812

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Pharmaceuticals — 0.7%
Actavis Funding SCS:
2.35%, 3/12/18	USD	354	$355,543
3.00%, 3/12/20		578	587,865
3.80%, 3/15/25		860	867,846
4.75%, 3/15/45		390	391,670
Mylan NV, 5.25%, 6/15/46		77	78,852
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		47	47,757
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23		224	212,757

			2,542,290
Real Estate Management & Development — 0.1%
Scentre Group Trust 1/Scentre Group Trust 2, 3.75%, 3/23/27 (b)		420	422,172
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.15%, 4/01/45		80	79,895
4.70%, 9/01/45		35	38,025
4.13%, 6/15/47		420	418,816
CSX Corp., 4.25%, 11/01/66		124	112,523
Norfolk Southern Corp.:
6.00%, 5/23/11		145	168,084
4.45%, 6/15/45		55	57,214
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (b)		273	262,434
Union Pacific Corp.:
3.38%, 2/01/35		27	26,037
3.88%, 2/01/55		214	199,439
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		106	104,103

			1,466,570
Semiconductors & Semiconductor Equipment — 1.2%
Analog Devices, Inc.:
3.90%, 12/15/25		20	20,486
3.50%, 12/05/26		450	445,669
5.30%, 12/15/45		20	22,140
Applied Materials, Inc.:
3.30%, 4/01/27		218	218,866
4.35%, 4/01/47		129	130,597
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (b)		1,073	1,072,870
3.00%, 1/15/22 (b)		1,414	1,412,199
3.63%, 1/15/24 (b)		731	736,387
Lam Research Corp.:
2.75%, 3/15/20		121	122,406
2.80%, 6/15/21		116	116,423
QUALCOMM, Inc., 4.80%, 5/20/45		78	80,980

			4,379,023
Software — 0.6%
Microsoft Corp.:
3.50%, 2/12/35		231	222,256
3.70%, 8/08/46		850	797,903
4.25%, 2/06/47		630	645,781
Oracle Corp.:
3.25%, 5/15/30		223	220,056
4.00%, 7/15/46		183	174,585
4.38%, 5/15/55		117	114,268

			2,174,849
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.:
3.00%, 2/09/24		276	278,371

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
3.45%, 2/09/45	USD	39	$34,762
4.65%, 2/23/46		749	803,679
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46 (b)		240	309,959
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		470	475,663
3.85%, 10/15/20		228	234,470
HP, Inc., 3.75%, 12/01/20		16	16,648

			2,153,552
Tobacco — 0.0%
Reynolds American, Inc.:
2.30%, 6/12/18		60	60,360
3.25%, 6/12/20		25	25,651

			86,011
Trading Companies & Distributors — 0.3%
Air Lease Corp.:
3.00%, 9/15/23		628	613,688
3.63%, 4/01/27		205	199,249
GATX Corp.:
2.60%, 3/30/20		59	59,778
3.85%, 3/30/27		86	85,315

			958,030
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., 5.00%, 3/15/44		22	23,654
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (b)		561	559,597
Vodafone Group PLC, 4.38%, 2/19/43		210	192,007

			775,258
Total Corporate Bonds — 25.0%			89,381,243

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.0%
Petrobras Argentina SA, 7.38%, 7/21/23 (b)		53	55,319
YPF SA:
8.88%, 12/19/18 (b)		69	75,072
8.50%, 3/23/21 (b)		12	13,148
8.50%, 7/28/25		6	6,508

			150,047
Brazil — 0.3%
Petrobras Global Finance BV:
5.75%, 1/20/20		25	26,250
4.88%, 3/17/20		25	25,640
5.38%, 1/27/21		459	471,163
8.38%, 5/23/21		434	490,203
8.75%, 5/23/26		12	13,890
7.38%, 1/17/27		27	28,544
6.85%, 6/05/15		25	22,281

			1,077,971
Mexico — 0.1%
Petroleos Mexicanos:
4.63%, 9/21/23		20	20,115
6.50%, 3/13/27 (b)		264	283,998

			304,113
Total Foreign Agency Obligations — 0.4%			1,532,131

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Foreign Government Obligations		Par (000)	Value
Argentina — 0.4%
Republic of Argentina:
6.25%, 4/22/19 (b)	USD	841	$887,255
5.63%, 1/26/22		353	361,472
7.82%, 12/31/33	EUR	77	86,231

			1,334,958
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Inflation Linked Bonds, Series B, 6.00%, 5/15/21	BRL	320	309,436
Colombia — 0.2%
Republic of Colombia, 4.00%, 2/26/24	USD	815	838,635
Hungary — 0.1%
Republic of Hungary, 5.38%, 3/25/24		280	311,623
Kuwait — 0.1%
State of Kuwait, 2.75%, 3/20/22		406	406,832
Lebanon — 0.0%
Lebanese Republic, 6.85%, 3/23/27		177	180,540
Mexico — 0.6%
United Mexican States:
4.75%, 6/14/18	MXN	2,300	120,276
5.13%, 1/15/20		180	195,257
3.50%, 1/21/21		46	47,670
4.13%, 1/21/26	USD	200	205,600
4.15%, 3/28/27		1,614	1,641,438
5.75%, 10/12/10		40	39,800

			2,250,041
Panama — 0.1%
Republic of Panama, 3.75%, 3/16/25		280	285,950
Peru — 0.0%
Republic of Peru, 7.35%, 7/21/25		100	129,500
Russia — 0.8%
Russian Federation:
7.50%, 8/18/21	RUB	71,142	1,247,606
7.75%, 9/16/26		8,999	158,385
8.15%, 2/03/27		44,544	811,696
7.05%, 1/19/28		30,112	502,553

			2,720,240
South Africa — 0.1%
Republic of South Africa, 4.88%, 4/14/26	USD	200	200,900
Turkey — 0.1%
Republic of Turkey:
7.00%, 6/05/20		239	260,780
8.80%, 9/27/23	TRY	680	169,885

			430,665
United Kingdom — 2.9%
United Kingdom Gilt, 0.50%, 7/22/22	GBP	8,184	10,249,969
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27	USD	270	281,880
Total Foreign Government Obligations — 5.6%			19,931,169

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 1.8%
Ajax Mortgage Loan Trust:
Series 2015-C, Class A, 3.88%, 3/25/57 (b)(c)	USD	225	220,042
Series 2016-A, Class A, 4.25%, 8/25/64 (b)(c)		130	130,749

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.58%, 10/25/46 (a)	USD	87	$68,765
Series 2006-4, Class 1A12, 1.19%, 10/25/46 (a)		107	70,669
Series 2006-5, Class A1, 1.56%, 11/25/46 (a)		148	75,855
Series 2007-1, Class A1, 1.34%, 2/25/47 (a)		83	47,959
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 7/25/46 (b)(c)		83	82,926
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (b)(c)		34	34,071
APS Resecuritization Trust:
Series 2016-3, Class 3A, 3.62%, 9/27/46 (a)(b)		307	308,209
Series 2016-3, Class 4A, 3.37%, 4/27/47 (a)(b)		89	89,618
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 5/01/33 (a)(b)		108	108,632
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.23%, 9/25/47 (a)		125	88,122
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 1.15%, 3/25/37 (a)		223	183,910
Series 2007-AR3, Class 1A1, 1.12%, 3/25/37 (a)		24	19,894
Series 2007-AR4, Class 1A1, 0.98%, 9/25/47 (a)		98	84,101
Series 2007-AR4, Class 2A1, 0.99%, 6/25/37 (a)		32	26,250
COLT LLC, Series 2015-1, Class A1V, 3.98%, 12/26/45 (a)(b)		34	33,535
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 1.08%, 1/25/36 (a)		112	97,698
Series 2005-76, Class 2A1, 1.64%, 2/25/36 (a)		37	33,121
Series 2006-15CB, Class A1, 6.50%, 6/25/36		14	10,897
Series 2006-OA14, Class 1A1, 2.37%, 11/25/46 (a)		132	108,468
Series 2006-OA6, Class 1A2, 1.19%, 7/25/46 (a)		55	46,481
Series 2006-OA8, Class 1A1, 0.97%, 7/25/46 (a)		21	17,193
Series 2007-OA2, Class 1A1, 1.48%, 3/25/47 (a)		432	299,758
Series 2007-OA3, Class 1A1, 1.12%, 4/25/47 (a)		33	28,609
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.60%, 4/25/46 (a)		179	89,389
Credit Suisse Mortgage Capital Certificates:
Series 2013-5R, Class 1A6, 1.03%, 2/27/36 (a)(b)		45	37,800
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		85	84,482
Series 2015-6R, Class 5A1, 0.96%, 3/27/36 (a)(b)		28	26,185
Series 2015-6R, Class 5A2, 0.96%, 3/27/36 (a)(b)		60	31,210
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (b)		155	155,620
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.93%, 12/25/36 (a)		162	131,270

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 7/25/36 (a)	USD	21	$17,118
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.64%, 3/25/36 (a)		35	29,161
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, 1.13%, 1/25/35 (a)(b)		65	56,237
Series 2005-RP2, Class 1AF, 1.33%, 3/25/35 (a)(b)		79	69,699
Series 2006-RP1, Class 1AF1, 1.33%, 1/25/36 (a)(b)		59	49,103
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.58%, 11/25/34 (a)		64	62,802
Lehman XS Trust, Series 2007-20N, Class A1, 2.13%, 12/25/37 (a)		47	39,345
LSTAR Securities Investment Ltd.:
Series 2016-3, Class A, 2.78%, 9/01/21 (a)(b)		353	348,655
Series 2017-2, Class A1, 2.78%, 2/01/22 (a)(b)		443	437,871
LSTAR Securities Investment Trust:
Series 2015-10, Class A1, 2.78%, 11/01/20 (a)(b)		31	30,522
Series 2015-10, Class A2, 4.28%, 11/01/20 (a)(b)		110	109,863
Series 2015-8, Class A1, 2.78%, 8/01/20 (a)(b)		47	47,060
Series 2016-2, Class A, 2.78%, 3/01/21 (a)(b)		343	341,758
Series 2016-5, Class A1, 2.78%, 11/01/21 (a)(b)		718	719,013
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.19%, 8/25/37 (a)(b)		44	30,565
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.36%, 6/26/47 (a)(b)		89	81,877
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1.11%, 4/16/36 (a)(b)		522	432,021
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 2.30%, 11/26/35 (a)(b)		100	89,877
RALI Series Trust, Series 2006-QO6, Class A2, 1.21%, 6/25/46 (a)		61	26,276
RALI Trust:
Series 2007-QH1, Class A1, 1.14%, 2/25/37 (a)		104	85,722
Series 2007-QH6, Class A1, 1.17%, 7/25/37 (a)		58	49,501
Series 2007-QH9, Class A1, 1.97%, 11/25/37 (a)		58	45,226
RBSSP Resecuritization Trust, Series 2013-2, Class 1A2, 0.97%, 12/26/36 (a)(b)		255	240,310
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 1.38%, 9/25/35 (a)(b)		10	8,207
Structured Asset Mortgage Investments II Trust:
Series 2006-AR4, Class 3A1, 1.17%, 6/25/36 (a)		63	51,335
Series 2006-AR5, Class 2A1, 1.19%, 5/25/46 (a)		82	62,219
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (b)		56	47,780

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.04%, 5/25/36 (c)	USD	66	$48,366

			6,528,977
Commercial Mortgage-Backed Securities — 3.3%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		17	17,058
Series 2007-2, Class AM, 5.70%, 4/10/49 (a)		6	5,693
Series 2007-5, Class AM, 5.77%, 2/10/51 (a)		85	86,732
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class A, 1.82%, 9/15/26 (a)(b)		440	440,372
Series 2013-DSNY, Class E, 3.37%, 9/15/26 (a)(b)		100	99,912
Series 2013-DSNY, Class F, 4.41%, 9/15/26 (a)(b)		104	103,680
Series 2015-200P, Class F, 3.60%, 4/14/33 (a)(b)		300	283,364
Series 2016-ISQ, Class E, 3.61%, 8/14/34 (a)(b)		200	174,420
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (b)		100	101,604
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, 1.29%, 8/25/35 (a)(b)		78	71,079
Series 2006-1A, Class A2, 1.34%, 4/25/36 (a)(b)		20	17,206
Series 2006-3A, Class A2, 1.28%, 10/25/36 (a)(b)		28	24,911
Series 2007-2A, Class A1, 1.05%, 7/25/37 (a)(b)		52	45,248
Series 2007-4A, Class A1, 1.43%, 9/25/37 (a)(b)		271	237,127
Series 2007-5A, Class A3, 1.78%, 10/25/37 (a)(b)		81	78,611
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM, 5.70%, 6/11/40 (a)		31	31,095
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.27%, 7/05/33 (a)(b)		100	100,157
BWAY Mortgage Trust:
Series 2013-1515, Class A2, 3.45%, 3/10/33 (b)		150	152,723
Series 2013-1515, Class C, 3.45%, 3/10/33 (b)		105	103,886
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		100	96,507
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class A, 2.00%, 5/15/29 (a)(b)		100	100,221
Series 2015-JWRZ, Class GL2, 4.60%, 5/15/29 (a)(b)		100	100,564
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)		20	19,594
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 2.17%, 12/15/27 (a)(b)		365	366,058
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class CFL, 4.27%, 2/15/33 (a)(b)		10	9,696
Series 2016-RNDB, Class DFL, 5.52%, 2/15/33 (a)(b)		80	80,226

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Chicago Skyscraper Trust:
Series 2017-SKY, Class D, 3.16%, 4/15/30 (a)(b)	USD	100	$100,000
Series 2017-SKY, Class E, 4.21%, 4/15/30 (a)(b)		130	130,000
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A4, 4.02%, 3/10/47		130	137,691
Series 2016-C1, Class C, 4.95%, 5/10/49 (a)		40	39,421
Series 2016-GC37, Class C, 4.92%, 2/10/26 (a)		20	19,458
Series 2017-P7, Class A4, 3.71%, 3/14/27 (a)		120	123,593
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		31	32,038
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		127	129,483
Series 2017-CD3, Class A4, 3.63%, 2/10/50		30	30,910
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.77%, 5/15/46 (a)		86	87,335
COMM Mortgage Trust:
Series 2005-C6, Class F, 5.66%, 6/10/44 (a)(b)		100	104,079
Series 2014-CR16, Class A4, 4.05%, 4/10/47		177	187,534
Series 2014-CR17, Class A5, 3.98%, 5/10/47		169	178,317
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.55%, 12/10/49 (a)(b)		453	447,208
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		3	3,328
Series 2014-CR19, Class A5, 3.80%, 8/10/24		50	52,311
Series 2014-TWC, Class E, 4.13%, 2/13/32 (a)(b)		150	150,705
Series 2015-CR23, Class CMD, 3.68%, 5/10/48 (a)(b)		100	96,329
Series 2015-LC19, Class D, 2.87%, 2/10/48 (b)		60	46,260
Series 2015-LC21, Class C, 4.31%, 7/10/48 (a)		150	141,330
Series 2016-667M, Class D, 3.18%, 10/10/36 (a)(b)		100	89,156
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		130	131,538
Core Industrial Trust, Series 2015-TEXW, Class A, 3.08%, 2/10/34 (b)		100	102,136
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.31%, 11/15/33 (a)(b)		180	181,464
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.21%, 11/12/43 (a)(b)		28	27,948
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.06%, 2/15/41 (a)		489	494,853
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 5.23%, 10/15/39 (a)(b)		330	342,364
Credit Suisse Mortgage Capital Certificates:
Series 17-1, Class A, 4.50%, 3/25/21 (b)		930	930,560
Series 2010-RR2, Class 2A, 5.94%, 9/15/39 (a)(b)		123	122,690
Series 2015-DEAL, Class D, 4.01%, 4/15/29 (a)(b)		100	100,312

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (b)	USD	100	$104,642
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (a)(b)		89	68,713
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.21%, 6/17/49 (a)(b)		25	25,170
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		6	5,939
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 2.07%, 12/15/34 (a)(b)		18	18,377
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		210	208,214
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		260	253,758
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		360	352,788
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 5.87%, 8/10/45 (a)		36	36,341
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		190	157,487
Series 2015-GC32, Class D, 3.35%, 7/10/48		190	146,300
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class B, 3.99%, 3/15/25		80	77,423
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class D, 4.80%, 3/15/50 (a)(b)		100	94,374
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-LD11, Class A4, 5.84%, 5/15/17 (a)		95	94,674
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		6	5,647
Series 2014-C21, Class A5, 3.77%, 6/15/24		50	52,108
Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		200	161,199
Series 2014-FL6, Class A, 2.31%, 11/15/31 (a)(b)		4	4,059
Series 2015-JP1, Class D, 4.24%, 1/15/49 (a)		50	45,198
Series 2015-SGP, Class A, 2.61%, 7/15/36 (a)(b)		261	262,308
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		100	97,037
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (b)		100	102,121
Series 2016-WPT, Class A, 2.22%, 10/15/33 (a)(b)		100	100,812
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 5.84%, 11/18/17 (a)(b)		92	92,487
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.97%, 7/15/44 (a)		30	30,147
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1.23%, 3/25/37 (a)(b)		77	71,282
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 2.57%, 9/15/28 (a)(b)		57	57,774
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.83%, 6/12/50 (a)		97	97,739
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.75%, 6/12/50 (a)		38	38,452

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 6/15/47	USD	90	$94,660
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		110	81,343
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		27	26,766
Series 2007-IQ15, Class AM, 5.94%, 6/11/49 (a)		405	407,466
Series 2017-PRME, Class D, 4.17%, 2/15/34 (a)(b)		30	30,008
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		23	22,822
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (b)		85	82,633
Velocity Commercial Capital Loan Trust:
Series 2015-1, Class AFL, 3.21%, 6/25/45 (a)(b)		74	73,731
Series 2016-2, Class AFL, 2.58%, 10/25/46 (a)		114	114,562
Series 2016-2, Class M4, 7.23%, 10/25/46 (a)		100	96,849
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ, 5.63%, 10/15/48 (a)		8	8,368
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.12%, 6/15/29 (a)(b)		120	120,398
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 2/15/48		30	26,325
Series 2015-C31, Class D, 3.85%, 11/15/48		10	7,277
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, 7/15/24		60	62,121

			11,825,994
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.63%, 2/15/50 (a)		1,000	53,430
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		1,030	75,015
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		3,475	142,898
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.77%, 5/10/58 (a)		181	20,753
Series 2016-C4, Class XB, 0.73%, 5/10/58 (a)		170	9,542
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class XA, 1.71%, 4/15/49 (a)		997	110,645
Citigroup/Deutsche Bank Mortgage Trust, Series 2017-CD3, Class XA, 1.05%, 2/10/50 (a)		500	39,601
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR14, Class XA, 0.83%, 2/10/47 (a)		1,227	39,304
Series 2015-3BP, Class XA, 0.06%, 2/10/35 (a)(b)		1,916	13,412
Series 2015-CR23, Class XA, 1.00%, 5/10/48 (a)		611	32,725

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-CR25, Class XA, 0.96%, 8/10/48 (a)	USD	988	$59,214
Series 2015-LC21, Class XA, 0.86%, 7/10/48 (a)		1,083	46,812
Series 2016-DC2, Class XA, 1.07%, 2/10/26 (a)		328	22,560
GS Mortgage Securities Trust, Series 2017-GS5, Class XA, 0.97%, 3/10/50 (a)		1,000	67,002
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class XA, 0.84%, 9/15/47 (a)		1,697	58,868
Series 2015-C28, Class XA, 1.19%, 10/15/48 (a)		989	57,171
Series 2015-C33, Class XA, 1.04%, 12/15/48 (a)		425	28,070
Series 2016-C1, Class XA, 1.40%, 3/15/49 (a)		995	85,303
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (a)(b)		1,800	100,080
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-C21, Class XA, 1.09%, 8/15/47 (a)		980	56,706
Series 2014-C22, Class XA, 0.94%, 9/15/47 (a)		2,474	130,060
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (a)(b)		900	40,050
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.14%, 12/15/47 (a)		100	5,460
Series 2014-C19, Class XF, 1.19%, 12/15/47 (a)(b)		130	8,185
Series 2015-C22, Class XA, 1.16%, 4/15/48 (a)		137	8,848
Series 2015-C26, Class XD, 1.35%, 10/15/48 (a)(b)		120	11,657
Series 2016-C28, Class XA, 1.29%, 1/15/49 (a)		995	82,322
Series 2016-C29, Class XB, 0.96%, 5/15/49 (a)		1,020	78,137
Series 2016-C31, Class XA, 1.47%, 11/15/49 (a)		996	97,637
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class XD, 1.55%, 3/15/49 (a)(b)		1,000	107,610
One Market Plaza Trust, Series 2017-1MKT, Class XCP, 0.09%, 2/10/32 (a)(b)		1,880	12,352
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.27%, 8/15/49 (a)(b)		1,000	90,330
Series 2016-C33, 1.81%, 3/17/59 (a)		397	43,227
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.09%, 11/15/45 (a)(b)		333	24,241
Series 2014-C24, Class XA, 0.97%, 11/15/47 (a)		813	41,225

			1,900,452
Total Non-Agency Mortgage-Backed Securities — 5.7%			20,255,423

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	13

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Other Interests (g)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (d)(e)	USD	185	$—
Lehman Brothers Holdings, Inc. (d)(e)		1,025	—
Total Other Interests — 0.0%			—

Preferred Securities		Par (000)	Value

Capital Trusts
Banks — 0.1%
Macquarie Bank Ltd., 6.13% (a)(b)		201	202,005
Capital Markets — 0.1%
Bank of New York Mellon Corp., 4.63% (a)(h)		270	259,200
State Street Corp., 2.13%, 6/15/37 (a)		40	35,050

			294,250
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(h)		200	210,000
Viacom, Inc., 6.25%, 2/28/57 (a)		176	177,408

			387,408
Total Capital Trusts — 0.3%			883,663

Trust Preferreds		Shares	Value
Banks — 0.1%
Citigroup Capital XIII, 7.41%, 10/30/40 (a)		13,971	372,327
Total Preferred Securities — 0.4%			1,255,990

Taxable Municipal Bonds		Par (000)	Value
American Municipal Power, Inc. RB, 6.45%, 2/15/44	USD	30	37,789
Arizona Health Facilities Authority RB, 1.48%, 1/01/37 (a)		35	30,457
Bay Area Toll Authority RB:
6.92%, 4/01/40		90	121,807
7.04%, 4/01/50		190	273,366
Brooklyn Arena Local Development Corp. RB, 5.00%, 7/15/42		70	75,975
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		150	143,526
California Health Facilities Financing Authority RB, 5.00%, 8/15/33		40	45,859
California Infrastructure & Economic Development Bank RB, 5.00%, 10/01/35-10/01/36		60	70,613
California State Public Works Board RB, 8.36%, 10/01/34		35	50,439
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 7/01/51		25	27,381
Chesapeake Bay Bridge & Tunnel District RB AGM, 5.00%, 7/01/41		30	33,857
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		95	131,597
City Public Service Board of San Antonio, TX RB, 5.81%, 2/01/41		90	112,833
Clark County School District GO, 5.00%, 6/15/27-6/15/28		20	23,355
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		25	26,436

Taxable Municipal Bonds		Par (000)	Value
Commonwealth Financing Authority RB, 4.14%, 6/01/38	USD	105	$101,661
Commonwealth of Massachusetts GO, 5.00%, 7/01/28		20	24,765
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (d)(e)		1,180	733,075
Contra Costa Community College District GO, 6.50%, 8/01/34		10	12,960
County of Clark, NV RB, 5.00%, 7/01/28		40	49,048
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		80	76,766
5.00%, 10/01/38		10	10,971
County of Miami-Dade, FL GO, 5.00%, 7/01/35		30	34,164
District of Columbia RB, 5.59%, 12/01/34		95	115,944
Golden State Tobacco Securitization Corp. RB:
5.13%, 6/01/47		140	137,313
5.75%, 6/01/47		30	29,996
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		15	15,092
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 7/01/33		20	23,017
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 11/15/29		25	28,639
Horry County School District, SC GO, 5.00%, 3/01/24-3/01/25		40	48,010
Kentucky Economic Development Finance Authority RB, 5.25%, 6/01/50		30	31,605
Los Angeles Community College District GO, 6.60%, 8/01/42		40	55,398
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		30	42,008
Los Angeles Unified School District GO, 6.76%, 7/01/34		150	200,985
Massachusetts Clean Water Trust RB, 5.00%, 2/01/27-2/01/28		50	60,698
Massachusetts Development Finance Agency RB, 5.00%, 7/01/47		50	54,593
Metropolitan Transportation Authority RB:
6.67%, 11/15/39		55	73,028
6.69%, 11/15/40		30	39,865
5.00%, 11/15/42		60	68,770
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 7.46%, 10/01/46		30	42,433
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		30	32,023
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 9/01/46		60	63,940
Municipal Electric Authority of Georgia RB:
5.00%, 1/01/20		60	64,976
6.64%, 4/01/57		40	45,484
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		60	86,347
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/29		30	31,704
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/40		30	33,856
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
2.28%, 5/01/26		45	41,861
5.00%, 8/01/31		20	23,376
New York City Water & Sewer System RB:
5.75%, 6/15/41		35	45,408
6.01%, 6/15/42		25	32,655
5.38%, 6/15/43		200	225,498
5.50%, 6/15/43		240	272,129
5.88%, 6/15/44		40	51,610
5.00%, 6/15/47		50	56,741

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Taxable Municipal Bonds		Par (000)	Value
New York State Dormitory Authority RB:
5.00%, 2/15/27-3/15/32	USD	130	$154,276
5.39%, 3/15/40		30	35,808
New York State Urban Development Corp. RB, 5.00%, 3/15/25-3/15/27		40	48,547
New York Transportation Development Corp. RB, 5.25%, 1/01/50		100	107,247
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		75	101,400
Port Authority of New York & New Jersey RB:
4.96%, 8/01/46		80	90,934
4.46%, 10/01/62		115	120,084
4.81%, 10/15/65		60	65,906
Port of Seattle, WA GO, 5.00%, 1/01/42		60	69,362
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		75	97,500
San Diego County Regional Transportation Commission RB, 5.00%, 4/01/48		60	68,792
South Carolina Public Service Authority RB:
2.39%, 12/01/23		102	94,031
5.00%, 12/01/49-12/01/50		120	124,792
5.50%, 12/01/54		30	32,270
State of California GO:
5.00%, 9/01/27		5	5,998
7.50%, 4/01/34		60	84,890
7.55%, 4/01/39		265	388,206
7.30%, 10/01/39		25	35,099
7.35%, 11/01/39		40	56,496
7.60%, 11/01/40		40	59,675
State of Georgia GO, 5.00%, 7/01/26		25	30,900
State of Illinois GO, 5.10%, 6/01/33		220	200,435
State of Maryland GO, 5.00%, 3/15/28- 3/15/31		160	194,355
State of Washington GO, 5.00%, 7/01/28- 8/01/30		95	112,696
State of Wisconsin GO, 5.00%, 5/01/24-5/01/25		110	132,374
Sumter Landing Community Development District RB, 4.17%, 10/01/47		100	97,018
Tobacco Settlement Financing Corp. RB, 5.00%, 6/01/41		60	58,348
University of California RB, 4.86%, 5/15/12		20	19,749
University of Houston RB, 5.00%, 2/15/33- 2/15/36		220	250,545
University of Massachusetts Building Authority RB, 5.00%, 11/01/31		40	46,374
West Virginia Hospital Finance Authority RB, 5.00%, 6/01/19-6/01/24		165	185,540
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/15/44		30	32,467
Total Taxable Municipal Bonds — 2.1%			7,625,816

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.6%
Fannie Mae:
Series 2013-C01, Class M2, 6.23%, 10/25/23 (a)		220	251,086
Series 2016-C02, Class 1M2, 6.78%, 9/25/28 (a)		20	22,824
Series 2016-C04, Class 1M2, 5.23%, 1/25/29 (a)		160	169,853
Series 2016-C05, Class 2M2, 5.43%, 1/25/29 (a)		190	203,026
Series 2017-C01, Class 1B1, 6.73%, 7/25/29 (a)		62	64,323

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2017-C01, Class 1M2, 4.53%, 7/25/29 (a)	USD	140	$141,694
Series 2017-C02, Class 2M2, 4.63%, 9/25/29 (a)		127	127,203
Freddie Mac:
Series 2016-DNA4, Class M3, 4.78%, 3/25/29 (a)		250	258,136
Series 2016-HQA3, Class M3, 4.83%, 3/25/29 (a)		250	258,604
Series 2017-DNA1, Class M2, 4.23%, 7/25/29 (a)		250	249,541
Series 2017-HQA1, Class M2, 4.53%, 8/25/29 (a)		260	260,143

			2,006,433
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac:
Series K034, Class A2, 3.53%, 7/25/23 (a)		40	42,226
Series KPLB, Class A, 2.77%, 5/25/25		90	89,218

			131,444
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.29%, 1/25/22 (a)		514	34,420
Series 2014-M13, Class X2, 0.13%, 8/25/24 (a)		3,667	33,842
Freddie Mac:
Series K056, Class X1, 1.39%, 5/25/26 (a)		318	29,007
Series K721, Class X1, 0.34%, 8/25/22 (a)		358	5,592
Ginnie Mae:
Series 2012-120, Class IO, 0.80%, 2/16/53 (a)		802	40,607
Series 2014-112, Class IO, 1.19%, 1/16/48 (a)		661	38,721
Series 2014-172, Class IO, 0.95%, 1/16/49 (a)		628	31,768
Series 2016-110, Class IO, 1.05%, 5/16/58 (a)		202	15,969
Series 2016-113, Class IO, 1.19%, 2/16/58 (a)		278	25,040
Series 2016-119, Class IO, 1.13%, 10/16/52 (a)		338	27,951
Series 2016-125, Class IO, 1.09%, 12/16/57 (a)		309	24,945
Series 2016-152, Class IO, 0.99%, 8/15/58 (a)		1,131	94,094
Series 2016-87, Class IO, 1.01%, 8/16/58 (a)		277	21,295

			423,251
Mortgage-Backed Securities — 47.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 5/01/26-4/01/32 (i)		4,214	4,220,104
2.69%, 4/01/25		40	39,752
2.85%, 8/01/38 (a)		120	127,337
3.00%, 4/01/29-4/01/47 (i)		48,968	48,758,754
3.14%, 12/01/40 (a)		82	86,454
3.30%, 3/01/41 (a)		57	60,810
3.40%, 6/01/41 (a)		62	65,014
3.50%, 7/01/26-4/01/47 (i)		31,215	32,004,531
3.51%, 9/01/41 (a)		67	69,960
3.52%, 3/01/41 (a)		14	15,094
4.00%, 2/01/25-4/01/47 (i)		8,954	9,451,182
4.50%, 2/01/25-4/01/47 (i)		4,197	4,500,130
5.00%, 2/01/35-4/01/47 (i)		2,590	2,833,242

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	15

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 2/01/35-4/01/47 (i)	USD	1,575	$1,757,143
6.00%, 4/01/35-4/01/47 (i)		1,142	1,292,203
6.50%, 5/01/40		229	257,382
Freddie Mac Mortgage-Backed Securities:
2.50%, 2/01/24-4/01/32 (i)		2,179	2,181,609
2.88%, 4/01/38 (a)		147	155,650
3.00%, 1/01/30-4/01/47 (i)		16,583	16,525,569
3.50%, 9/01/30-4/01/47 (i)		7,871	8,082,581
3.64%, 2/01/41 (a)		75	79,318
4.00%, 4/01/32-4/01/47 (i)		4,116	4,319,981
4.50%, 2/01/39-4/01/47 (i)		1,515	1,627,766
5.00%, 10/01/41-11/01/41		278	303,460
5.50%, 2/01/35-6/01/41		333	369,320
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/47 (i)		8,719	8,795,132
3.50%, 12/20/41-4/15/47 (i)		11,784	12,224,030
4.00%, 7/20/39-4/15/47 (i)		5,366	5,682,194
4.50%, 12/20/39-4/15/47 (i)		2,155	2,314,032
5.00%, 12/15/38-7/20/44		296	324,712

			168,524,446
Total U.S. Government Sponsored Agency Securities — 47.9%			171,085,574

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
2.25%, 8/15/46		2,931	2,480,587
2.88%, 11/15/46		2,542	2,466,046
3.00%, 2/15/47		4,051	4,036,599
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21		4,356	4,401,997
0.38%, 1/15/27		1,871	1,862,925
U.S. Treasury Notes:
1.13%, 1/31/19-2/28/19		9,817	9,796,098
1.25%, 3/31/19		3,571	3,570,304
1.38%, 1/15/20-2/15/20		22,763	22,700,302
1.63%, 3/15/20		7,542	7,569,106
1.88%, 1/31/22-3/31/22		12,618	12,590,639
2.25%, 12/31/23-1/31/24		3,156	3,167,308
1.50%, 8/15/26		3,299	3,052,604
2.00%, 11/15/26		3,141	3,034,256
Total U.S. Treasury Obligations — 22.6%			80,728,771
Total Long-Term Investments (Cost — $429,041,606) — 120.2%			429,304,614

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 8.0% (j)
Barclays Bank PLC, 0.00%, 04/24/2017 (Purchased on 3/22/17 to be repurchased at GBP 5,462,222, collateralized by United Kingdom Gilt, 0.50% due at 7/22/22, par and fair value of GBP 5,484,000 and $6,868,381, respectively)		5,462	6,843,600
Barclays Bank PLC, 0.00%, 04/03/2017 (Purchased on 3/24/17 to be repurchased at GBP 1,587,610, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 1,281,000 and $1,997,912, respectively)		1,588	1,989,112

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (j)
Barclays Bank PLC, 0.00%, 04/05/2017 (Purchased on 3/31/17 to be repurchased at GBP 2,693,306, collateralized by United Kingdom Gilt, 0.50% due at 7/22/22, par and fair value of GBP 2,700,000 and $3,381,588, respectively)	USD	2,693	$3,374,435
Barclays Bank PLC, 0.00%, Open (k) (Purchased on 9/16/16 to be repurchased at $24,553, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 23,000 and $23,835, respectively)		25	24,553
Barclays Bank PLC, 0.00%, Open (k) (Purchased on 9/19/16 to be repurchased at $24,438, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 23,000 and $23,835, respectively)		24	24,437
Barclays Bank PLC, 0.14%, Open (Purchased on 1/20/17 to be repurchased at GBP 1,528,738, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 1,247,000 and $1,944,884, respectively)		1,528	1,914,808
Barclays Bank PLC, 0.17%, Open (k) (Purchased on 10/18/16 to be repurchased at GBP 1,458,541, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 1,170,000 and $1,824,791, respectively)		1,457	1,825,970
BNP Paribas Securities Corp., 0.04%, Open (k) (Purchased on 12/01/16 to be repurchased at GBP 1,403,790, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 1,160,000 and $1,809,195, respectively)		1,404	1,758,566
BNP Paribas Securities Corp., 0.16%, Open (Purchased on 1/20/17 to be repurchased at GBP 1,521,813, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 1,247,000 and $1,944,884, respectively)		1,521	1,906,082
BNP Paribas Securities Corp., 0.40%, Open (Purchased on 3/02/17 to be repurchased at $3,112,991, collateralized by U.S. Treasury Notes, 2.25% due at 12/31/23, par and fair value of USD 3,108,000 and $3,119,158, respectively)		3,112	3,111,885
Citigroup Global Markets, Inc., 0.00%, Open (k) (Purchased on 9/19/16 to be repurchased at $73,838, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 66,000 and $71,594, respectively)		74	73,837
Credit Suisse Securities (USA) LLC, 0.00%, Open (k) (Purchased on 12/15/16 to be repurchased at $100,970, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 92,000 and $99,798, respectively)		101	100,970
Credit Suisse Securities (USA) LLC, 0.00%, Open (k) (Purchased on 12/15/16 to be repurchased at $24,145, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 22,000 and $23,865, respectively)		24	24,145

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (j)
Deutsche Bank Securities, Inc., 0.48%, Open (Purchased on 3/02/17 to be repurchased at $3,111,532, collateralized by U.S. Treasury Notes, 2.25% due at 1/31/24, par and fair value of USD 3,118,000 and $3,127,744, respectively)	USD	3,110	$3,110,205
Deutsche Bank Securities, Inc., 0.52%, Open (Purchased on 2/28/17 to be repurchased at $2,033,348, collateralized by U.S. Treasury Notes, 2.13% due at 2/29/24, par and fair value of USD 2,040,000 and $2,029,003, respectively)		2,032	2,032,350
Deutsche Bank Securities, Inc., 0.70%, 04/03/2017 (Purchased on 3/31/17 to be repurchased at $58,708, collateralized by U.S. Treasury Notes, 2.13% due at 2/29/24, par and fair value of USD 59,000 and $58,682, respectively)		59	58,705
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.60%, 4/03/17 (Purchased on 3/31/17 to be repurchased at $242,256, collateralized by U.S. Treasury Notes, 2.25% due at 2/15/27, par and fair value of USD 245,000 and $241,871, respectively)		242	242,244

			28,415,904

Certificates of Deposit		Par (000)	Value
Domestic — 0.2%
Wells Fargo Bank N.A., 1.64%, 9/22/17 (a)		810	811,728
Yankee — 1.6% (f)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.67%, 8/17/17 (a)		800	801,426
Cooperatieve Rabobank UA, New York, 1.54%, 8/16/17 (a)		800	801,343
Credit Industriel et Commercial, New York, 1.64%, 8/16/17 (a)		800	801,645
Credit Suisse AG, New York, 1.82%, 8/16/17 (a)		400	400,721
Credit Suisse AG, New York, 1.83%, 8/24/17 (a)		400	400,760
Skandinaviska Enskilda Banken AB, New York, 1.52%, 8/17/17 (a)		800	801,332
Sumitomo Mitsui Banking Corp., New York, 1.67%, 8/18/17 (a)		405	405,722
Toronto-Dominion Bank, New York, 1.54%, 8/15/17 (a)		780	781,408
UBS AG/Stamford, CT, 1.53%, 9/01/17		410	410,589

			5,604,946
Total Certificates of Deposit — 1.8%			6,416,674

Commercial Paper (l)		Par (000)	Value
BNP Paribas SA, (New York Branch), 1.53%, 8/17/17 (a)		410	410,437
BPCE SA, 1.49%, 8/14/17		800	796,289
Mizuho Corporate Bank, (New York Branch), 1.37%, 8/16/17		800	796,351
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17 (a)		800	800,849

Commercial Paper (l)		Par (000)	Value
Swedbank AB, (New York Branch), 1.38%, 8/18/17 (a)	USD	400	$400,455
Total Commercial Paper — 0.9%			3,204,381

		Shares	Value
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (m)(n)		2,999,176	2,999,176
Total Short-Term Securities (Cost — $40,896,181) — 11.5%			41,036,135

Options Purchased			Value
(Cost — $248,870) — 0.1%			157,361
Total Investments Before Borrowed Bonds, Investments Sold Short, TBA Sale Commitments and Options Written (Cost — $470,186,657*) — 131.8%			470,498,110

Borrowed Bonds		Par (000)	Value
Foreign Government Obligations — (5.6)%
United Kingdom Gilt,
0.50%, 7/22/22	USD	8,184	(10,249,969)
United Kingdom Gilt Inflation Linked Bonds,
0.13%, 3/22/26	GBP	6,105	(9,521,667)
United Mexican States,
5.13%, 1/15/20	MXN	180	(195,257)
3.50%, 1/21/21		46	(47,670)

			(20,014,563)
U.S. Treasury Obligations — (2.4)%
U.S. Treasury Bonds,
2.13%, 3/31/24	USD	3,108	(3,119,158)
U.S. Treasury Notes,
2.25%, 1/31/24-2/15/27		3,363	(3,369,615)
2.13%, 2/29/24		2,099	(2,087,685)

			(8,576,458)
Total Borrowed Bonds (Proceeds — $28,339,157) — (8.0)%			(28,591,021)

Investments Sold Short		Par (000)	Value
U.S. Treasury Obligations — (0.9)%
U.S. Treasury Bonds,
2.13%, 3/31/24		2,073	(2,060,773)
U.S. Treasury Notes,
2.13%, 2/29/24		1,002	(996,598)
Total Investments Sold Short (Proceeds — $3,059,051) — (0.9)%			(3,057,371)

TBA Sale Commitments (i)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/32		1,133	(1,133,531)
3.00%, 4/01/47		31,958	(31,678,151)
3.50%, 4/01/32-4/01/47		17,892	(18,326,854)
4.00%, 4/01/32-4/01/47		4,353	(4,564,783)
4.50%, 4/01/47		1,195	(1,281,036)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	17

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

TBA Sale Commitments (i)		Par (000)	Value
6.00%, 4/01/47	USD	172	$(194,494)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/47		7,815	(7,743,024)
3.50%, 4/01/47		472	(482,694)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/47		1,781	(1,846,650)
4.00%, 4/01/47		937	(989,633)
4.50%, 4/15/47		100	(106,766)
Total TBA Sale Commitments (Proceeds — $67,953,538) — (19.1)%			(68,347,616)

Options Written	Value
(Premiums Received — $20,082) — (0.0)%	$(19,201)
Total Investments Net of Borrowed Bonds, Investments Sold Short, TBA Sale Commitments and Options Written — 103.8%	370,482,901
Liabilities in Excess of Other Assets — (3.8)%	(13,415,787)

Net Assets — 100.0%	$357,067,114

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$470,926,452

Gross unrealized appreciation	$2,160,081
Gross unrealized depreciation	(2,588,423)

Net unrealized depreciation	$(428,342)

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Issuer is a U.S. branch of a foreign domiciled bank.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Perpetual security with no stated maturity date.

(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2017 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(9,551,692)	$(35,003)
BNP Paribas Securities Corp.	$(947,752)	$(15,787)
Citigroup Global Markets, Inc.	$(415,654)	$(1,118)
Credit Suisse Securities (USA) LLC	$1,472,513	$7,735
Daiwa Capital Markets America, Inc.	$102,289	$539
Deutsche Bank Securities, Inc.	$431,305	$(2,133)
Goldman Sachs & Co.	$7,169,077	$23,671
J.P. Morgan Securities LLC	$(2,011,162)	$(8,491)
Jefferies LLC	$2,757,422	$30,703
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$2,366,846	$30,334
Mizuho Securities USA, Inc.	$1,932,384	$20,230
Morgan Stanley & Co. LLC	$3,538,119	$37,672
Nomura Securities International, Inc.	$875,348	$3,921
RBC Capital Markets, LLC	$(4,270,497)	$(35,866)
Wells Fargo Securities, LLC	$(1,389,341)	$(22,357)

(j)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(k)	The amount to be repurchased assumes the maturity will be the day after the period end.

(l)	Rates are discount rates or a range of discount rates at the time of purchase.

(m)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,798,256	(799,080)	2,999,176	$2,999,176	10,066	—	—

[1]	Includes net capital gain distributions.

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

(n)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(11)	Euro-Bund	June 2017	USD 1,894,237	$ 12,525
60	Long Gilt British	June 2017	USD 9,590,676	128,377
48	U.S. Treasury Bonds (30 Year)	June 2017	USD 7,240,500	(34,694)
86	U.S. Treasury Notes (10 Year)	June 2017	USD 10,712,375	52,915
59	U.S. Treasury Notes (2 Year)	June 2017	USD 12,770,734	(2,081)
48	U.S. Treasury Notes (5 Year)	June 2017	USD 5,650,875	33,969
17	U.S. Ultra Treasury Bonds	June 2017	USD 2,730,625	25,118
10	Euro Dollar	December 2017	USD 2,461,250	1,861
(15)	Euro Dollar	December 2018	USD 3,674,625	(1,145)
(24)	Euro Dollar	March 2019	USD 5,874,900	(7,258)
Total				$209,587

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	274,813	USD	86,000	BNP Paribas S.A.	4/04/17	$ 1,703
BRL	6,254	USD	2,000	Goldman Sachs International	4/04/17	(4)
BRL	209,375	USD	67,000	Goldman Sachs International	4/04/17	(181)
BRL	235,625	USD	74,400	Goldman Sachs International	4/04/17	796
BRL	336,582	USD	108,000	Goldman Sachs International	4/04/17	(585)
BRL	353,437	USD	111,600	Goldman Sachs International	4/04/17	1,195
BRL	265,844	USD	85,000	Royal Bank of Scotland PLC	4/04/17	(160)
USD	81,000	BRL	252,477	Goldman Sachs International	4/04/17	426
USD	87,000	BRL	276,965	JPMorgan Chase Bank N.A.	4/04/17	(1,389)
USD	86,000	BRL	275,845	Morgan Stanley & Co. International PLC	4/04/17	(2,032)
USD	94,000	BRL	293,393	Morgan Stanley & Co. International PLC	4/04/17	368
USD	186,000	BRL	581,729	Royal Bank of Scotland PLC	4/04/17	349
EUR	167,000	USD	176,293	Citibank N.A.	4/05/17	1,903
MXN	2,423,446	USD	118,000	Citibank N.A.	4/05/17	11,342
USD	176,564	EUR	167,000	Citibank N.A.	4/05/17	(1,632)
USD	609,521	GBP	488,000	State Street Bank and Trust Co.	4/05/17	(1,965)
USD	33,714	MXN	673,487	Deutsche Bank AG	4/05/17	(2,230)
USD	50,571	MXN	1,009,885	Royal Bank of Scotland PLC	4/05/17	(3,327)
USD	33,714	MXN	673,389	UBS AG	4/05/17	(2,225)
MXN	1,989,342	USD	100,000	Barclays Bank PLC	4/06/17	6,157
MXN	1,503,874	USD	70,000	Goldman Sachs International	4/06/17	10,251
MXN	1,537,936	USD	70,000	Goldman Sachs International	4/06/17	12,069
USD	51,429	MXN	967,449	Bank of America N.A.	4/06/17	(197)
USD	34,286	MXN	645,848	Barclays Bank PLC	4/06/17	(179)
USD	85,000	MXN	1,684,819	Barclays Bank PLC	4/06/17	(4,907)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	19

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	34,286	MXN	645,860	BNP Paribas S.A.	4/06/17	$ (179)
USD	70,000	MXN	1,490,650	Goldman Sachs International	4/06/17	(9,545)
USD	85,000	MXN	1,670,718	Goldman Sachs International	4/06/17	(4,154)
USD	34,286	MXN	646,101	HSBC Bank PLC	4/06/17	(192)
USD	34,286	MXN	645,593	HSBC Bank PLC	4/06/17	(165)
USD	34,286	MXN	645,144	HSBC Bank PLC	4/06/17	(141)
USD	17,143	MXN	322,500	UBS AG	4/06/17	(67)
PLN	341,972	USD	83,750	Barclays Bank PLC	4/07/17	2,476
PLN	53,930	USD	13,210	Citibank N.A.	4/07/17	388
PLN	136,735	USD	33,500	Deutsche Bank AG	4/07/17	977
PLN	14,459	USD	3,540	Goldman Sachs International	4/07/17	106
USD	134,000	PLN	546,674	HSBC Bank PLC	4/07/17	(3,840)
AUD	150,000	JPY	13,004,235	Citibank N.A.	4/10/17	(2,275)
AUD	150,000	JPY	12,776,719	Goldman Sachs International	4/10/17	(231)
AUD	150,000	JPY	12,765,334	Goldman Sachs International	4/10/17	(129)
JPY	12,926,955	AUD	150,000	Citibank N.A.	4/10/17	1,581
JPY	4,228,348	AUD	50,000	HSBC Bank PLC	4/10/17	(198)
TRY	528,222	USD	145,000	HSBC Bank PLC	4/10/17	(78)
USD	63,000	TRY	238,776	Goldman Sachs International	4/10/17	(2,510)
PLN	3,920,653	USD	963,441	BNP Paribas S.A.	4/11/17	25,084
USD	130,000	KRW	148,713,500	Barclays Bank PLC	4/11/17	(3,001)
USD	7,708	PLN	31,380	Barclays Bank PLC	4/11/17	(204)
USD	671,596	PLN	2,783,832	BNP Paribas S.A.	4/11/17	(30,300)
USD	264,329	PLN	1,105,441	HSBC Bank PLC	4/11/17	(14,389)
USD	81,731	ZAR	1,084,190	Barclays Bank PLC	4/11/17	1,073
USD	22,885	ZAR	303,642	BNP Paribas S.A.	4/11/17	295
USD	65,385	ZAR	869,002	Citibank N.A.	4/11/17	735
ZAR	2,246,282	USD	170,000	Citibank N.A.	4/11/17	(2,888)
CLP	35,240,230	USD	53,000	BNP Paribas S.A.	4/13/17	369
CLP	75,291,900	USD	113,000	Credit Suisse International	4/13/17	1,025
CLP	39,855,000	USD	60,000	Royal Bank of Scotland PLC	4/13/17	358
JPY	9,371,954	USD	85,000	Morgan Stanley & Co. International PLC	4/13/17	(774)
USD	226,000	CLP	149,279,780	BNP Paribas S.A.	4/13/17	(75)
USD	85,000	JPY	9,746,015	Deutsche Bank AG	4/13/17	(2,588)
JPY	10,524,096	MXN	1,812,000	Bank of America N.A.	4/17/17	(1,933)
MXN	2,142,708	USD	110,760	JPMorgan Chase Bank N.A.	4/17/17	3,387
USD	26,851	MXN	514,688	Citibank N.A.	4/17/17	(568)
USD	83,909	MXN	1,608,072	Goldman Sachs International	4/17/17	(1,756)
EUR	145,000	USD	158,145	Morgan Stanley & Co. International PLC	4/18/17	(3,334)
JPY	6,941,584	USD	61,000	Citibank N.A.	4/18/17	1,397
USD	98,000	KRW	112,837,200	JPMorgan Chase Bank N.A.	4/18/17	(2,925)
USD	9,290	RUB	561,590	Barclays Bank PLC	4/18/17	(646)
USD	29,151	RUB	1,770,618	Barclays Bank PLC	4/18/17	(2,177)
USD	54,985	RUB	3,353,562	Barclays Bank PLC	4/18/17	(4,350)
USD	4,639	RUB	280,933	Citibank N.A.	4/18/17	(332)
USD	9,287	RUB	561,590	Citibank N.A.	4/18/17	(649)
USD	99,713	RUB	6,104,437	Citibank N.A.	4/18/17	(8,294)
USD	146,656	RUB	8,880,416	Citibank N.A.	4/18/17	(10,466)
USD	42,745	RUB	2,576,603	Credit Suisse International	4/18/17	(2,844)

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	55,363	RUB	3,358,605	Credit Suisse International	4/18/17	$ (4,061)
USD	82,367	RUB	5,012,877	Credit Suisse International	4/18/17	(6,326)
USD	113,058	RUB	6,920,303	Credit Suisse International	4/18/17	(9,384)
USD	113,197	RUB	6,920,303	Credit Suisse International	4/18/17	(9,245)
USD	114,586	RUB	6,953,743	Credit Suisse International	4/18/17	(8,448)
USD	232,464	RUB	14,059,430	Credit Suisse International	4/18/17	(16,292)
USD	100,612	RUB	6,137,331	HSBC Bank PLC	4/18/17	(7,977)
USD	105,082	RUB	6,354,058	HSBC Bank PLC	4/18/17	(7,341)
USD	55,049	RUB	3,353,562	JPMorgan Chase Bank N.A.	4/18/17	(4,287)
USD	84,498	RUB	5,092,293	Morgan Stanley & Co. International PLC	4/18/17	(5,600)
USD	142,681	EUR	132,914	Goldman Sachs International	4/19/17	766
TRY	1,946,700	USD	516,000	Barclays Bank PLC	4/20/17	16,567
USD	516,000	TRY	1,882,058	Citibank N.A.	4/20/17	1,117
CLP	55,797,000	USD	84,000	Barclays Bank PLC	4/24/17	454
MXN	2,698,760	USD	134,000	Barclays Bank PLC	4/24/17	9,613
MXN	1,284,426	USD	67,111	Citibank N.A.	4/24/17	1,239
MXN	1,605,708	USD	83,889	Goldman Sachs International	4/24/17	1,558
MXN	658,889	USD	33,600	Nomura International PLC	4/24/17	1,463
MXN	3,953,336	USD	201,600	Nomura International PLC	4/24/17	8,775
USD	35,000	MXN	693,750	Goldman Sachs International	4/24/17	(1,918)
USD	112,680	MXN	2,233,656	JPMorgan Chase Bank N.A.	4/24/17	(6,183)
USD	34,800	ZAR	465,329	Deutsche Bank AG	4/24/17	260
ZAR	41,770	USD	3,204	Bank of America N.A.	4/24/17	(103)
ZAR	464,064	USD	35,596	Citibank N.A.	4/24/17	(1,150)
MXN	1,714,500	USD	90,000	Goldman Sachs International	4/27/17	1,194
USD	90,000	JPY	9,984,402	Goldman Sachs International	4/27/17	219
CLP	53,040,000	USD	80,000	Barclays Bank PLC	4/28/17	265
USD	316,110	BRL	1,009,954	Barclays Bank PLC	5/03/17	(4,066)
USD	63,000	BRL	199,395	UBS AG	5/03/17	(212)
USD	174,473	TRY	641,251	Deutsche Bank AG	5/03/17	(293)
USD	114,080	MXN	2,365,050	Royal Bank of Scotland PLC	5/23/17	(11,184)
USD	54,000	ZAR	703,556	HSBC Bank PLC	5/23/17	2,050
ZAR	657,675	USD	50,000	JPMorgan Chase Bank N.A.	5/23/17	(1,438)
AUD	70,000	USD	53,009	Citibank N.A.	6/01/17	409
BRL	64,270	USD	20,000	BNP Paribas S.A.	6/01/17	232
USD	28,062	RUB	1,652,348	Credit Suisse International	6/16/17	(770)
USD	62,150	RUB	3,663,923	Credit Suisse International	6/16/17	(1,783)
USD	119,124	RUB	7,039,883	Credit Suisse International	6/16/17	(3,717)
USD	119,264	RUB	7,039,883	Credit Suisse International	6/16/17	(3,577)
USD	238,441	RUB	14,131,773	Credit Suisse International	6/16/17	(8,150)
USD	241,063	RUB	14,214,866	Credit Suisse International	6/16/17	(6,977)
USD	3,186	RUB	188,080	Goldman Sachs International	6/16/17	(96)
USD	23,204	RUB	1,378,800	Goldman Sachs International	6/16/17	(855)
USD	59,957	RUB	3,539,846	Goldman Sachs International	6/16/17	(1,811)
USD	121,209	RUB	7,171,616	Goldman Sachs International	6/16/17	(3,931)
USD	128,421	RUB	7,561,406	Goldman Sachs International	6/16/17	(3,521)
TRY	3,582,000	USD	890,026	Royal Bank of Scotland PLC	6/19/17	72,926
TRY	3,582,000	USD	888,349	Royal Bank of Scotland PLC	6/19/17	74,604
USD	909,529	TRY	3,582,000	Citibank N.A.	6/19/17	(53,423)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	21

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	908,169	TRY	3,582,000	Royal Bank of Scotland PLC	6/19/17	$ (54,783)
AUD	30,000	JPY	194,492	BNP Paribas S.A.	6/21/17	214
AUD	35,000	USD	26,307	HSBC Bank PLC	6/21/17	392
AUD	10,000	USD	7,629	Royal Bank of Scotland PLC	6/21/17	(1)
BRL	63,450	USD	20,000	Goldman Sachs International	6/21/17	(115)
CAD	43,230	EUR	30,000	BNP Paribas S.A.	6/21/17	413
CAD	14,407	EUR	10,000	UBS AG	6/21/17	136
CAD	40,000	USD	30,000	Bank of America N.A.	6/21/17	114
CAD	40,154	USD	30,000	BNP Paribas S.A.	6/21/17	229
CAD	40,342	USD	30,000	HSBC Bank PLC	6/21/17	371
CHF	29,621	USD	30,000	Morgan Stanley & Co. International PLC	6/21/17	(278)
CHF	19,907	USD	20,000	UBS AG	6/21/17	(25)
EUR	20,000	CAD	28,620	UBS AG	6/21/17	(125)
EUR	20,000	CAD	28,471	UBS AG	6/21/17	(13)
EUR	30,000	JPY	3,641,930	Deutsche Bank AG	6/21/17	(689)
EUR	20,000	JPY	2,428,174	JPMorgan Chase Bank N.A.	6/21/17	(461)
EUR	15,000	RUB	944,723	JPMorgan Chase Bank N.A.	6/21/17	(402)
EUR	25,000	RUB	1,566,688	JPMorgan Chase Bank N.A.	6/21/17	(533)
EUR	40,000	RUB	2,557,000	JPMorgan Chase Bank N.A.	6/21/17	(1,729)
EUR	60,000	SEK	569,855	UBS AG	6/21/17	409
EUR	30,000	USD	32,381	Bank of America N.A.	6/21/17	(249)
EUR	175,000	USD	188,807	Deutsche Bank AG	6/21/17	(1,369)
GBP	10,000	USD	12,382	Royal Bank of Scotland PLC	6/21/17	173
GBP	30,000	USD	36,558	State Street Bank and Trust Co.	6/21/17	1,106
JPY	3,714,088	SEK	290,000	Citibank N.A.	6/21/17	976
JPY	3,316,758	USD	30,000	Deutsche Bank AG	6/21/17	(109)
JPY	4,583,401	USD	40,000	State Street Bank and Trust Co.	6/21/17	1,306
MXN	601,038	USD	30,000	Bank of America N.A.	6/21/17	1,696
MXN	69,262,305	USD	3,505,000	Nomura International PLC	6/21/17	147,578
NOK	195,956	AUD	30,000	JPMorgan Chase Bank N.A.	6/21/17	(42)
NOK	65,346	AUD	10,000	Morgan Stanley & Co. International PLC	6/21/17	(11)
NOK	32,677	AUD	5,000	UBS AG	6/21/17	(5)
NOK	98,031	AUD	15,000	UBS AG	6/21/17	(15)
NOK	127,895	USD	15,000	Goldman Sachs International	6/21/17	(92)
NOK	127,900	USD	15,000	Goldman Sachs International	6/21/17	(91)
NOK	258,286	USD	30,000	JPMorgan Chase Bank N.A.	6/21/17	108
NZD	38,142	AUD	35,000	Bank of America N.A.	6/21/17	(19)
NZD	80,000	USD	55,195	State Street Bank and Trust Co.	6/21/17	766
RUB	2,594,000	EUR	40,000	BNP Paribas S.A.	6/21/17	2,374
SEK	380,052	EUR	40,000	BNP Paribas S.A.	6/21/17	(256)
SEK	573,969	EUR	60,000	UBS AG	6/21/17	53
SEK	290,000	JPY	3,688,887	Citibank N.A.	6/21/17	(749)
USD	53,101	AUD	70,000	Westpac Banking Corp.	6/21/17	(297)
USD	40,000	BRL	127,200	Citibank N.A.	6/21/17	135
USD	40,000	CHF	40,165	Royal Bank of Scotland PLC	6/21/17	(302)
USD	40,000	CHF	39,867	UBS AG	6/21/17	(3)
USD	1,101,000	CNH	7,664,061	BNP Paribas S.A.	6/21/17	(7,153)
USD	144,525	EUR	136,000	Goldman Sachs International	6/21/17	(1,141)
USD	32,267	EUR	30,000	JPMorgan Chase Bank N.A.	6/21/17	135

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,291	GBP	10,000	Bank of America N.A.	6/21/17	$ (263)
USD	12,289	GBP	10,000	BNP Paribas S.A.	6/21/17	(265)
USD	36,740	GBP	30,000	JPMorgan Chase Bank N.A.	6/21/17	(923)
USD	40,000	JPY	4,501,840	JPMorgan Chase Bank N.A.	6/21/17	(571)
USD	10,000	KRW	11,192,000	JPMorgan Chase Bank N.A.	6/21/17	(18)
USD	40,000	KRW	45,408,000	JPMorgan Chase Bank N.A.	6/21/17	(644)
USD	1,765,000	MXN	34,430,773	Goldman Sachs International	6/21/17	(50,722)
USD	30,000	MXN	576,352	Morgan Stanley & Co. International PLC	6/21/17	(394)
USD	1,740,000	MXN	34,686,030	Morgan Stanley & Co. International PLC	6/21/17	(89,183)
USD	30,000	MXN	594,960	Nomura International PLC	6/21/17	(1,375)
USD	30,000	NOK	254,723	Morgan Stanley & Co. International PLC	6/21/17	308
USD	30,000	NOK	253,260	Morgan Stanley & Co. International PLC	6/21/17	478
TRY	697,588	USD	177,431	Citibank N.A.	6/28/17	9,660
TRY	2,570,693	USD	663,662	HSBC Bank PLC	6/28/17	25,791
TRY	333,982	USD	86,205	Royal Bank of Scotland PLC	6/28/17	3,369
USD	913,869	TRY	3,582,000	Citibank N.A.	6/28/17	(46,814)
USD	5,284	TRY	20,263	Goldman Sachs International	6/28/17	(150)
Total						$(117,897)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar (Future)	Put	4/13/17	USD	97.50	273	$20,475
U.S. Treasury Notes (10 Year) (Future)	Put	4/21/17	USD	124.00	90	23,906
U.S. Treasury Notes (10 Year) (Future)	Put	4/21/17	USD	123.00	80	6,250
Total						$50,631

      OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Goldman Sachs International	4/04/17	MXN	21.45	USD	240	$—
USD Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	KRW	1,150.00	USD	144	13
USD Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	KRW	1,185.00	USD	144	—
USD Currency	Call	Bank of America N.A.	4/07/17	JPY	120.00	USD	933	—
MXN Currency	Call	Bank of America N.A.	4/11/17	JPY	5.85	MXN	4,350	4,118
MXN Currency	Call	JPMorgan Chase Bank N.A.	4/11/17	JPY	5.60	MXN	4,350	12,596
MXN Currency	Call	Morgan Stanley & Co. International PLC	4/11/17	JPY	5.85	MXN	2,176	2,076
USD Currency	Call	Morgan Stanley & Co. International PLC	4/19/17	BRL	3.35	USD	126	65
USD Currency	Call	Goldman Sachs International	5/05/17	TRY	3.80	USD	126	1,010
USD Currency	Call	JPMorgan Chase Bank N.A.	5/19/17	ZAR	12.80	USD	87	5,264
USD Currency	Call	Morgan Stanley & Co. International PLC	7/03/17	MXN	21.50	USD	85	221
EUR Currency	Call	BNP Paribas S.A.	9/18/17	USD	1.11	EUR	3,560	41,846
AUD Currency	Put	BNP Paribas S.A.	4/06/17	USD	0.75	AUD	216	21

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	23

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
AUD Currency	Put	Citibank N.A.	4/06/17	JPY	86.00	AUD	250	$2,238
EUR Currency	Put	BNP Paribas S.A.	4/07/17	USD	1.03	EUR	1,160	2
EUR Currency	Put	Morgan Stanley & Co. International PLC	4/12/17	MXN	21.60	EUR	145	11,600
USD Currency	Put	Goldman Sachs International	4/19/17	BRL	3.09	USD	126	513
USD Currency	Put	Morgan Stanley & Co. International PLC	5/18/17	BRL	3.15	USD	126	1,970
EUR Currency	Put	Goldman Sachs International	5/22/17	MXN	20.60	EUR	145	4,915
EUR Currency	Put	BNP Paribas S.A.	6/01/17	USD	1.02	EUR	4,708	18,262
Total								$106,730

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
AUD Currency	Call	BNP Paribas S.A.	4/06/17	USD	0.77	AUD	216	$(392)
USD Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	KRW	1,185.00	USD	288	—
MXN Currency	Call	JPMorgan Chase Bank N.A.	4/11/17	JPY	5.85	MXN	6,526	(6,034)
USD Currency	Call	Goldman Sachs International	4/19/17	BRL	3.35	USD	126	(64)
USD Currency	Call	JPMorgan Chase Bank N.A.	5/05/17	TRY	3.80	USD	126	(1,024)
USD Currency	Call	Morgan Stanley & Co. International PLC	5/18/17	BRL	3.30	USD	126	(840)
USD Currency	Call	UBS AG	5/19/17	ZAR	12.80	USD	87	(5,267)
EUR Currency	Call	Goldman Sachs International	5/22/17	MXN	21.60	EUR	145	(625)
USD Currency	Call	Goldman Sachs International	7/03/17	MXN	22.60	USD	170	(140)
USD Currency	Put	Deutsche Bank AG	4/07/17	TRY	3.80	USD	109	(4,815)
Total								$(19,201)

      Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG.28.V1	1.00%	6/20/22	USD	3,553	$(3,681)

      Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY.27.V2	5.00%	12/20/21	B+	USD	832	$11,232
CDX.NA.HY.28.V1	5.00%	6/20/22	B+	USD	2,490	19,533
Total						$30,765

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

24	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

      Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
7.36%[1]	28-day MXIBTIIE	N/A	1/28/19	MXN	25,421	$ (6,282)
7.32%[2]	28-day MXIBTIIE	N/A	2/20/20	MXN	24,364	6,451
7.35%[2]	28-day MXIBTIIE	N/A	2/20/20	MXN	2,385	716
7.16%[2]	28-day MXIBTIIE	N/A	3/20/20	MXN	16,615	441
7.17%[2]	28-day MXIBTIIE	N/A	3/20/20	MXN	16,615	684
3.39%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	1,268	8,139
3.39%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	1,268	7,696
3.37%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	1,249	9,761
7.45%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	8,319	5,107
7.48%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	4,159	2,940
7.47%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	4,159	2,845
6.32%[2]	28-day MXIBTIIE	N/A	7/17/25	MXN	1,733	(5,958)
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	60	(750)
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	91	204
3.46%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	1,268	(625)
3.45%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	1,268	(3,202)
3.43%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	1,249	(6,470)
7.85%[2]	28-day MXIBTIIE	N/A	3/02/37	MXN	3,340	1,797
7.82%[2]	28-day MXIBTIIE	N/A	3/04/37	MXN	3,360	1,134
Total						$24,628

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	135	$(1,210)	$765	$(1,975)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	135	(938)	1,179	(2,117)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	120	(3,622)	(3,146)	(476)
Valero Energy Corp.	1.00%	Morgan Stanley & Co. International PLC	12/20/20	USD	130	(2,163)	2,386	(4,549)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	15	321	833	(512)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	15	321	833	(512)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	15	321	837	(516)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	15	321	837	(516)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	15	321	839	(518)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	10	214	558	(344)
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	70	1,499	3,765	(2,266)
HSBC Holdings PLC ADR	1.00%	Bank of America N.A.	6/20/22	EUR	319	(6,665)	(5,810)	(855)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	6/20/22	EUR	963	(20,120)	(19,920)	(200)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	6/20/22	EUR	640	(13,372)	(13,239)	(133)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	6/20/22	EUR	321	(6,707)	(6,860)	153
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/22	EUR	481	(5,910)	(4,248)	(1,662)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/22	EUR	308	(3,785)	(3,572)	(213)
HSBC Holdings PLC ADR	1.00%	Citibank N.A.	6/20/22	EUR	629	(13,141)	(11,455)	(1,686)
HSBC Holdings PLC ADR	1.00%	Citibank N.A.	6/20/22	EUR	311	(6,498)	(5,664)	(834)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	1,000	(12,286)	(10,647)	(1,639)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	655	(8,048)	(6,974)	(1,074)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	351	(4,312)	(3,737)	(575)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	319	(3,920)	(3,397)	(523)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/22	USD	150	6,957	7,686	(729)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	280	8,818	12,197	(3,379)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	25

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	140	$ 4,409	$ 6,022	$ (1,613)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	85	2,677	3,813	(1,136)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	195	(12,459)	(9,360)	(3,099)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/22	USD	29	1,345	1,470	(125)
Republic of South Africa	1.00%	Citibank N.A.	6/20/22	USD	370	17,161	18,958	(1,797)
Republic of South Africa	1.00%	Goldman Sachs International	6/20/22	USD	92	4,267	4,704	(437)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/22	USD	130	6,030	6,530	(500)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	670	(6,040)	(1,737)	(4,303)
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	280	8,818	12,159	(3,341)
CMBX.NA.8.AAA	0.50%	Credit Suisse International	10/17/57	USD	7	88	288	(200)
CMBX.NA.8.AAA	0.50%	Morgan Stanley & Co. International PLC	10/17/57	USD	60	812	1,335	(523)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	229	127	76	51
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	199	111	(149)	260
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	139	77	28	49
CMBX.NA.6.BBB-	3.00%	Deutsche Bank AG	5/11/63	USD	70	8,921	6,465	2,456
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	30	3,823	1,968	1,855
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	30	3,823	1,968	1,855
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	30	3,824	3,032	792
CMBX.NA.6.BBB-	3.00%	Morgan Stanley & Co. International PLC	5/11/63	USD	30	3,824	1,809	2,015
Total						$(41,966)	$ (6,575)	$(35,391)

      OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB-	USD	95	$ (1,709)	$ (1,319)	$ (390)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB-	USD	15	(270)	(208)	(62)
United Mexican States	1.00%	Banık of America N.A.	6/20/20	BBB+	USD	135	1,210	(887)	2,097
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	135	938	(1,027)	1,965
CMBX.NA.3.AM	0.50%	Credit Suisse International	12/13/49	BB+	USD	59	(278)	(5,278)	5,000
CMBX.NA.4.AM	0.50%	Deutsche Bank AG	2/17/51	BBB-	USD	87	(510)	(11,746)	11,236
CMBX.NA.8.A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	60	(3,613)	(6,155)	2,542
CMBX.NA.8.A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	60	(3,614)	(3,439)	(175)
CMBX.NA.9.A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	50	(2,540)	(2,613)	73
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	60	(3,055)	(3,010)	(45)
CMBX.NA.9.A	2.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	6	(297)	(728)	431
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	60	(3,055)	(3,286)	231
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	30	(1,521)	(1,483)	(38)
CMBX.NA.9.BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	120	(14,055)	(12,765)	(1,290)
CMBX.NA.10.BBB-	3.00%	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	10	(1,015)	(901)	(114)
CMBX.NA.6.BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	USD	30	(3,823)	(2,455)	(1,368)
Total							$(37,207)	$(57,300)	$20,093

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

26	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

      OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	7/03/17	BRL	1,345	$ (1,663)	—	$ (1,663)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	N/A	7/03/17	BRL	1,614	(1,916)	—	(1,916)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	7/03/17	BRL	226	(175)	—	(175)
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	205,250	612	$167	445
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	205,250	(298)	—	(298)
12.10%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/18	BRL	1,591	(5,754)	—	(5,754)
9.99%[1]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/18	BRL	3,321	(1,196)	—	(1,196)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/18	BRL	3,322	(264)	—	(264)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/18	BRL	3,322	(264)	—	(264)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	826	1,110	12	1,098
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	716	1,469	2	1,467
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	11/21/18	MXN	8,086	(413)	—	(413)
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	11/21/18	MXN	9,703	(384)	—	(384)
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	11/28/18	MXN	13,800	(1,760)	(22)	(1,738)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	11/28/18	MXN	7,828	(999)	(13)	(986)
11.00%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/20	BRL	667	5,903	—	5,903
9.73%[2]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/20	BRL	1,992	1,505	—	1,505
11.02%[2]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/20	BRL	356	3,205	—	3,205
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	N/A	1/02/20	BRL	311	2,965	—	2,965
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	1,992	1,505	—	1,505
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	1,992	1,505	—	1,505
10.98%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	334	2,876	—	2,876
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	134	1,636	—	1,636
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	470	(29,717)	—	(29,717)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/03/25	MXN	672	3,493	9	3,484
6.43%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	6/06/25	MXN	541	(1,648)	(9)	(1,639)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	6/09/25	MXN	271	(910)	(1)	(909)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	864	(2,968)	(4)	(2,964)
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	3,395	11,982	17	11,965
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/05/25	MXN	122	(461)	(2)	(459)
Total							$(11,024)	$156	$(11,180)

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	27

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

      OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
EUR Currency	8.95%	BNP Paribas S.A.	6/05/17	EUR	4,240	$(11,441)	—	$(11,441)
EUR Currency	9.05%	Deutsche Bank AG	6/05/17	EUR	2,120	(6,689)	—	(6,689)
EUR Currency	8.95%	Deutsche Bank AG	6/05/17	EUR	1,157	(3,122)	—	(3,122)
EUR Currency	8.90%	HSBC Bank PLC	6/05/17	EUR	3,083	(7,615)	—	(7,615)
Total						$(28,867)	—	$(28,867)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

28	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$33,191,383	$4,317,114	$37,508,497
Corporate Bonds	—	89,381,243	—	89,381,243
Foreign Agency Obligations	—	1,532,131	—	1,532,131
Foreign Government Obligations	—	19,931,169	—	19,931,169
Non-Agency Mortgage-Backed Securities	—	17,235,918	3,019,505	20,255,423
Preferred Securities	$372,327	883,663	—	1,255,990
Taxable Municipal Bonds	—	7,625,816	—	7,625,816
U.S. Government Sponsored Agency Securities	—	170,958,371	127,203	171,085,574
U.S. Treasury Obligations	—	80,728,771	—	80,728,771
Short-Term Securities:
Borrowed Bond Agreements	—	28,415,904	—	28,415,904
Certificates of Deposit	—	6,416,674	—	6,416,674
Commercial Paper	—	3,204,381	—	3,204,381
Money Market Funds	2,999,176	—	—	2,999,176
Options Purchased:
Foreign currency exchange contracts	—	106,730	—	106,730
Interest rate contracts	50,631	—	—	50,631
Liabilities:
Investments:
Borrowed Bonds	—	(28,591,021)	—	(28,591,021)
Investments Sold Short	—	(3,057,371)	—	(3,057,371)
TBA Sale Commitments	—	(68,347,616)	—	(68,347,616)

Total	$3,422,134	$359,616,146	$7,463,822	$370,502,102

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$63,826	—	$63,826
Foreign currency exchange contracts	—	477,811	—	477,811
Interest rate contracts	$254,765	61,878	—	316,643
Other contracts	—	25,596	—	25,596
Liabilities:
Credit contracts	—	(52,040)	—	(52,040)
Foreign currency exchange contracts	—	(614,909)	—	(614,909)
Interest rate contracts	(45,178)	(92,596)	—	(137,774)
Other contracts	—	(10,297)	—	(10,297)

Total	$209,587	$(140,731)	—	$68,856

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between Level 1 and Level 2.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	29

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage- Backed Securities	Options Purchased	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2016	$9,595,248	$2,403,512	$1	—	$11,998,761
Transfers into Level 3	—	951,403	—	—	951,403
Transfers out of Level 3[1]	(8,199,987)	(27,842)	—	—	(8,227,829)
Other[2]	324,433	(324,433)	—	—	—
Accrued discounts/premiums	144	4,626	—	—	4,770
Net realized gain (loss)	608	7,963	—	—	8,571
Net change in unrealized appreciation (depreciation)[3]	(1,363)	21,214	(1)	$203	20,053
Purchases	2,637,000	535,740	—	127,000	3,299,740
Sales	(38,969)	(552,678)	—	—	(591,647)

Closing Balance, as of March 31, 2017	$4,317,114	$3,019,505	—	$127,203	$7,463,822

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[3]	$1,363	$24,320	—	$203	$25,886

[1]

As of December 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Certain Level 3 investments were re-classified between Asset-backed Securities and Non-Agency Mortgage-Backed Securities.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

30	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.47%, 9/15/26 (a)(b)	USD	210	$210,000
Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 2.58%, 5/20/26 (a)(b)		500	500,606
CIFC Funding Ltd.:
Series 2014-5A, Class A1R, 2.42%, 1/17/27 (a)(b)		400	401,335
Series 2015-3A, Class A, 2.44%, 10/19/27 (a)(b)		250	250,005
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 2.14%, 8/15/25 (a)(b)		700	701,126
OCP CLO Ltd., Series 2012-2A, Class A1R, 2.45%, 11/22/25 (a)(b)		556	555,533
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.15%, 4/20/25 (a)(b)		500	500,423
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.02%, 5/17/32 (a)(b)		185	185,121
Venture XVIII CLO Ltd., Series 2014-18A, Class A, 2.47%, 10/15/26 (a)(b)		400	399,999
Washington Mill CLO Ltd., Series 2014-1A, Class A1R, 2.38%, 4/20/26 (a)(b)		500	500,000
Total Asset-Backed Securities — 5.8%			4,204,148

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 1.5%
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.27%, 7/05/33 (a)(b)	USD	700	$701,097
Credit Suisse Mortgage Capital Certificates, Series 2016-MFF, Class A, 2.37%, 11/15/33 (a)(b)		100	100,232
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 2.07%, 12/15/34 (a)(b)		183	183,769
LMREC, Inc., Series 2016-CRE2, Class A, 2.48%, 11/24/31 (a)(b)		100	99,778

			1,084,876
Interest Only Commercial Mortgage-Backed Securities — 2.0%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.77%, 5/10/58 (b)		856	97,932
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR14, Class XA, 0.83%, 2/10/47 (b)		1,391	44,566
Series 2015-CR22, Class XA, 1.01%, 3/10/48 (b)		2,365	125,866
Series 2015-CR24, Class XA, 0.87%, 8/10/48 (b)		1,179	63,970
Series 2015-CR25, Class XA, 0.96%, 8/10/48 (b)		2,273	136,192
Series 2015-LC21, Class XA, 0.86%, 7/10/48 (b)		6,892	297,895
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)		3,895	136,308
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		3,300	110,328
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		1,600	98,526
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		22,887	90,309
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XA, 1.66%, 5/15/49 (b)		993	107,380
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class XA, 0.96%, 12/15/48 (b)		1,488	88,301

			1,397,573
Total Non-Agency Mortgage-Backed Securities — 3.5%			2,482,449

Portfolio Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen	PLN	Polish Zloty
BRL	Brazilian Real	KRW	Korean Won	TBA	To-be-announced
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	TRY	Turkish Lira
CNH	Chinese Yuan Offshore	MXIBTIIE	Mexico Interbank TIIE 28 Day	USD	U.S. Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand
GBP	British Pound	OTC	Over-the-counter

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 1.1%
Fannie Mae, Series 2011-8, Class ZA, 4.00%, 2/25/41	USD	256	$269,410
Federal Home Loan Bank, 4.00%, 4/10/28		500	549,543

			818,953
Collateralized Mortgage Obligations — 0.4%
Ginnie Mae, Series 2014-107, Class WX, 0.59%, 7/20/39 (b)		232	271,490
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Freddie Mac, Series K718, Class X1, 0.65%, 1/25/22 (b)		330	8,577
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42-11/16/43 (c)		5,798	221
Series 2016-137, Class IO, 0.95%, 10/16/56		794	61,998
Series 2016-140, Class IO, 0.94%, 5/16/58 (a)		795	60,890
Series 2016-143, Class IO, 0.98%, 10/16/56 (a)		768	62,457
Series 2017-35, Class IO, 0.71%, 3/30/47		316	22,338

			216,481
Mortgage-Backed Securities — 81.9%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-4/01/32 (d)		1,362	1,365,028
3.00%, 4/01/29-4/01/47 (d)		13,039	12,999,307
3.30%, 3/01/41 (b)		71	75,253
3.40%, 6/01/41 (b)		62	65,014
3.50%, 7/01/26-4/01/47 (d)		11,183	11,486,137
3.51%, 9/01/41 (b)		67	69,960
3.52%, 3/01/41 (b)		22	22,641
4.00%, 1/01/26-4/01/47 (d)		5,564	5,864,243
4.50%, 5/01/24-4/01/47 (d)		1,514	1,625,957
5.00%, 6/01/39-4/01/47 (d)		1,361	1,488,291
5.50%, 5/01/34-12/01/39		342	381,962
6.00%, 4/01/35-4/01/47 (d)		533	607,108
6.50%, 5/01/40		81	91,465
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-4/01/32 (d)		712	712,561
3.00%, 1/01/30-4/01/47 (d)		3,221	3,215,614
3.50%, 4/01/32-4/01/47 (d)		2,475	2,538,575
4.00%, 8/01/40-4/01/47 (d)		3,112	3,267,511
4.50%, 2/01/39-4/01/47 (d)		495	531,441
5.00%, 10/01/41-11/01/41		278	303,460
5.50%, 6/01/41		192	213,411
8.00%, 12/01/29-7/01/30		43	51,061
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/47 (d)		2,640	2,663,042
3.50%, 12/20/41-4/15/47 (d)		3,531	3,664,117
4.00%, 9/20/40-4/15/47 (d)		1,685	1,783,407
4.50%, 12/20/39-11/20/44		2,497	2,690,098
5.00%, 12/15/38-7/20/42		181	199,691
5.50%, 1/15/34		799	902,494

			58,878,849
Total U.S. Government Sponsored Agency Securities — 83.7%			60,185,773

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
2.25%, 8/15/46	USD	1,885	$1,595,328
2.88%, 11/15/46 (e)		1,632	1,583,486
3.00%, 2/15/47		1,133	1,128,972
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21		899	908,973
0.38%, 1/15/27		386	384,397
U.S. Treasury Notes:
1.13%, 1/31/19-2/28/19		5,690	5,677,886
1.25%, 3/31/19		2,491	2,490,514
1.38%, 1/15/20-2/15/20 (e)		6,669	6,650,631
1.63%, 3/15/20 (e)		2,213	2,220,954
1.88%, 1/31/22-3/31/22		8,314	8,294,939
2.25%, 12/31/23-2/15/27		4,355	4,364,096
2.13%, 2/29/24		1,853	1,843,010
1.50%, 8/15/26		1,011	935,490
2.00%, 11/15/26		963	930,273
Total U.S. Treasury Obligations — 54.3%			39,008,949
Total Long-Term Investments (Cost — $105,865,720) — 147.3%			105,881,319

Short-Term Securities
Certificates of Deposit
Yankee — 1.8% (f)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.67%, 8/17/17 (b)		210	210,374
Cooperatieve Rabobank UA, New York, 1.54%, 8/16/17 (b)		220	220,369
Credit Industriel et Commercial, New York, 1.64%, 8/16/17 (b)		220	220,452
Credit Suisse AG, New York, 1.82%, 8/16/17 (b)		110	110,198
Credit Suisse AG, New York, 1.83%, 8/24/17 (b)		110	110,209
Skandinaviska Enskilda Banken AB, New York, 1.52%, 8/17/17 (b)		210	210,350
Sumitomo Mitsui Banking Corp., New York, 1.67%, 8/18/17 (b)		110	110,196
UBS AG/Stamford, CT, 1.53%, 9/01/17		110	110,158
Total Certificates of Deposit — 1.8%			1,302,306

Commercial Paper (g)
BNP Paribas SA, (New York Branch), 1.53%, 8/17/17 (b)		110	110,117
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17 (b)		220	220,234
Swedbank AB, (New York Branch), 1.38%, 8/18/17 (b)		110	110,125
Total Commercial Paper — 0.6%			440,476

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Value
Total Short-Term Securities
(Cost — $1,740,000) — 2.4%	$1,742,782

Options Purchased
(Cost — $57,176) — 0.0%	27,571
Total Investments Before Options Written and TBA Sale Commitments (Cost — $107,662,896*) — 149.7%	107,651,672

Options Written
(Premiums Received — $ 178,064) — (0.2)%	(145,585)

TBA Sale Commitments (d)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/32	587	$(587,274)
3.00%, 4/01/32-4/01/47	8,097	(8,030,605)
3.50%, 4/01/32-4/01/47	6,075	(6,237,555)
4.00%, 4/01/47	3,966	(4,159,962)
4.50%, 4/01/47	573	(614,074)
5.00%, 4/01/47	989	(1,080,646)
5.50%, 4/01/47	787	(874,226)
6.00%, 4/01/47	232	(262,215)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/47	642	(636,082)
3.50%, 4/01/47	120	(122,719)
4.00%, 4/01/47	1,963	(2,059,003)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/47	50	(50,438)
3.50%, 4/15/47	578	(599,284)
4.00%, 4/15/47	386	(407,681)
4.50%, 4/15/47	989	(1,056,221)
Total TBA Sale Commitments (Proceeds — $26,658,135) — (37.2)%		(26,777,985)
Total Investments Net of Options Written and TBA Sale Commitments — 112.3%		$80,728,102
Liabilities in Excess of Other Assets — (12.3)%		(8,817,635)

Net Assets — 100.0%		$71,910,467

Notes to Schedule of Investments

*	As of March 31, 2017 end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$107,888,690

Gross unrealized appreciation	$300,459
Gross unrealized depreciation	(537,477)

Net unrealized depreciation	$(237,018)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(2,577,221)	$ (4,270)
BNP Paribas Securities Corp.	$(367,590)	$ (5,483)
Citigroup Global Markets, Inc.	$(790,485)	$ (436)
Credit Suisse Securities (USA) LLC	$1,284,387	$16,462
Daiwa Capital Markets America, Inc.	$(26,404)	$ (68)
Deutsche Bank Securities, Inc.	$210,906	$ (312)
Goldman Sachs & Co.	$1,097,994	$ 1,102
J.P. Morgan Securities LLC	$(1,300,839)	$ 1,056
Jefferies LLC	$768,252	$ 8,869
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(32,936)	$ 6,749
Mizuho Securities USA, Inc.	$568,184	$ 5,911
Morgan Stanley & Co. LLC	$1,593,324	$15,385
Nomura Securities International, Inc.	$204,560	$ 1,054
RBC Capital Markets, LLC	$(1,128,110)	$ (9,558)
Wells Fargo Securities, LLC	$(36,712)	$ (1,879)

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Issuer is a U.S. branch of a foreign domiciled bank.

(g)	Rates are discount rates or a range of discount rates at the time of purchase.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•

During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	701,543	(701,543)	—	—	$627	—	—

[1]	Includes net capital gain distributions.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.65%	3/31/17	4/03/17	$3,331,000	$3,331,180	U.S. Treasury Obligations	Overnight
Credit Suisse Securities (USA) LLC	0.80%	3/31/17	4/03/17	3,329,655	3,329,877	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	0.80%	3/31/17	4/03/17	1,599,360	1,599,467	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.45%	3/31/17	4/03/17	2,221,299	2,221,382	U.S. Treasury Obligations	Overnight
Total				$10,481,314	$10,481,906

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(2)	Euro-Bund	June 2017	USD	344,407	$ 3,156
9	U.S. Treasury Bonds (30 Year)	June 2017	USD	1,357,594	(8,670)
(51)	U.S. Treasury Notes (10 Year)	June 2017	USD	6,352,688	(28,120)
(27)	U.S. Treasury Notes (2 Year)	June 2017	USD	5,844,234	(10,843)
9	U.S. Treasury Notes (5 Year)	June 2017	USD	1,059,539	3,410
(32)	Euro Dollar	March 2018	USD	7,867,600	(6,660)
(16)	Euro Dollar	June 2018	USD	3,928,800	(6,222)
Total					$(53,949)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	21,875	USD	7,000	Goldman Sachs International	4/04/17	$ (19)
BRL	28,148	USD	9,000	Royal Bank of Scotland PLC	4/04/17	(17)
BRL	31,276	USD	10,000	Royal Bank of Scotland PLC	4/04/17	(19)
USD	16,000	BRL	49,872	Goldman Sachs International	4/04/17	84
USD	9,000	BRL	28,652	JPMorgan Chase Bank N.A.	4/04/17	(144)
USD	1,000	BRL	3,128	Royal Bank of Scotland PLC	4/04/17	2
EUR	18,000	USD	19,002	Citibank N.A.	4/05/17	205

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	266,990	USD	13,000	Citibank N.A.	4/05/17	$1,250
USD	19,031	EUR	18,000	Citibank N.A.	4/05/17	(176)
USD	3,714	MXN	74,198	Deutsche Bank AG	4/05/17	(246)
USD	5,571	MXN	111,259	Royal Bank of Scotland PLC	4/05/17	(367)
USD	3,714	MXN	74,187	UBS AG	4/05/17	(245)
MXN	218,828	USD	11,000	Barclays Bank PLC	4/06/17	677
USD	2,357	MXN	44,341	Bank of America N.A.	4/06/17	(9)
USD	1,571	MXN	29,601	Barclays Bank PLC	4/06/17	(8)
USD	5,500	MXN	109,018	Barclays Bank PLC	4/06/17	(319)
USD	1,571	MXN	29,602	BNP Paribas S.A.	4/06/17	(8)
USD	5,500	MXN	108,105	Goldman Sachs International	4/06/17	(269)
USD	1,571	MXN	29,569	HSBC Bank PLC	4/06/17	(6)
USD	1,571	MXN	29,590	HSBC Bank PLC	4/06/17	(8)
USD	1,571	MXN	29,613	HSBC Bank PLC	4/06/17	(9)
USD	786	MXN	14,781	UBS AG	4/06/17	(3)
PLN	35,728	USD	8,750	Barclays Bank PLC	4/07/17	259
PLN	5,635	USD	1,380	Citibank N.A.	4/07/17	41
PLN	14,286	USD	3,500	Deutsche Bank AG	4/07/17	102
PLN	1,511	USD	370	Goldman Sachs International	4/07/17	11
USD	14,000	PLN	57,115	HSBC Bank PLC	4/07/17	(401)
AUD	15,600	JPY	1,352,440	Citibank N.A.	4/10/17	(237)
AUD	15,600	JPY	1,327,594	Goldman Sachs International	4/10/17	(14)
AUD	15,600	JPY	1,328,778	Goldman Sachs International	4/10/17	(24)
JPY	1,344,403	AUD	15,600	Citibank N.A.	4/10/17	164
JPY	439,748	AUD	5,200	HSBC Bank PLC	4/10/17	(21)
USD	10,000	KRW	11,439,500	Barclays Bank PLC	4/11/17	(231)
USD	9,615	ZAR	127,552	Barclays Bank PLC	4/11/17	126
USD	2,692	ZAR	35,723	BNP Paribas S.A.	4/11/17	35
USD	7,692	ZAR	102,236	Citibank N.A.	4/11/17	87
ZAR	264,268	USD	20,000	Citibank N.A.	4/11/17	(340)
CLP	4,654,370	USD	7,000	BNP Paribas S.A.	4/13/17	49
CLP	7,995,600	USD	12,000	Credit Suisse International	4/13/17	109
CLP	3,321,250	USD	5,000	Royal Bank of Scotland PLC	4/13/17	30
JPY	606,420	USD	5,500	Morgan Stanley & Co. International PLC	4/13/17	(50)
USD	24,000	CLP	15,852,720	BNP Paribas S.A.	4/13/17	(8)
USD	5,500	JPY	630,624	Deutsche Bank AG	4/13/17	(167)
MXN	227,503	USD	11,760	JPMorgan Chase Bank N.A.	4/17/17	360
USD	2,851	MXN	54,647	Citibank N.A.	4/17/17	(60)
USD	8,909	MXN	170,738	Goldman Sachs International	4/17/17	(186)
JPY	796,575	USD	7,000	Citibank N.A.	4/18/17	160
USD	11,000	KRW	12,665,400	JPMorgan Chase Bank N.A.	4/18/17	(328)
TRY	203,724	USD	54,000	Barclays Bank PLC	4/20/17	1,734
USD	54,000	TRY	196,960	Citibank N.A.	4/20/17	117
CLP	5,978,250	USD	9,000	Barclays Bank PLC	4/24/17	49
MXN	281,960	USD	14,000	Barclays Bank PLC	4/24/17	1,004
MXN	127,592	USD	6,667	Citibank N.A.	4/24/17	123
MXN	159,507	USD	8,333	Goldman Sachs International	4/24/17	155
MXN	70,595	USD	3,600	Nomura International PLC	4/24/17	157
MXN	423,572	USD	21,600	Nomura International PLC	4/24/17	940

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,000	MXN	99,107	Goldman Sachs International	4/24/17	$ (274)
USD	10,680	MXN	211,710	JPMorgan Chase Bank N.A.	4/24/17	(586)
MXN	171,450	USD	9,000	Goldman Sachs International	4/27/17	119
USD	9,000	JPY	998,440	Goldman Sachs International	4/27/17	22
CLP	6,630,000	USD	10,000	Barclays Bank PLC	4/28/17	33
EUR	35,000	USD	37,725	Credit Suisse International	6/21/17	(237)
MXN	14,425,530	USD	730,000	Nomura International PLC	6/21/17	30,737
USD	290,000	CNH	2,000,911	Citibank N.A.	6/21/17	687
USD	30,818	EUR	29,000	Goldman Sachs International	6/21/17	(243)
USD	370,000	MXN	7,217,782	Goldman Sachs International	6/21/17	(10,633)
USD	360,000	MXN	7,176,420	Morgan Stanley & Co. International PLC	6/21/17	(18,452)
Total						$ 5,264

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar (Future)	Put	4/13/17	USD	97.50	56	$4,200
U.S. Treasury Notes (10 Year) (Future)	Put	4/21/17	USD	124.00	18	4,781
U.S. Treasury Notes (10 Year) (Future)	Put	4/21/17	USD	123.00	17	1,328
Total						$10,309

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Bank of America N.A.	4/07/17	JPY	120.00	USD	208	$—
EUR Currency	Call	BNP Paribas S.A.	9/18/17	USD	1.11	EUR	730	8,581
AUD Currency	Put	Citibank N.A.	4/06/17	JPY	86.00	AUD	26	233
EUR Currency	Put	BNP Paribas S.A.	4/07/17	USD	1.03	EUR	260	—
EUR Currency	Put	BNP Paribas S.A.	6/01/17	USD	1.02	EUR	1,095	4,247
Total								$13,061

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Bank of America N.A.	Put	2.63%	Pay	3-month LIBOR	6/15/17	USD	900	$4,201

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.50%	Pay	3-month LIBOR	2/09/18	USD	190	$(417)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.90%	Pay	3-month LIBOR	4/05/18	USD	2,300	(350)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.80%	Pay	3-month LIBOR	4/12/18	USD	5,650	(619)
2-Year Interest Rate Swap	Citibank N.A.	Call	2.20%	Pay	3-month LIBOR	2/11/19	USD	3,000	(21,992)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.70%	Pay	3-month LIBOR	4/01/19	USD	4,300	(15,391)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Receive	3-month LIBOR	2/09/18	USD	190	(5,006)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-month LIBOR	4/05/18	USD	2,300	(14,095)

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.80%	Receive	3-month LIBOR	4/12/18	USD 5,650	$(41,799)
2-Year Interest Rate Swap	Citibank N.A.	Put	2.20%	Receive	3-month LIBOR	2/11/19	USD 3,000	(24,268)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	2.70%	Receive	3-month LIBOR	4/01/19	USD 4,300	(21,648)
Total								$(145,585)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
CDX.NA.IG.28.V1	$1.00%	6/20/22	USD 399	$(413)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
7.36%[1]	28-day MXIBTIIE	N/A	1/28/19	MXN	2,947	$ (735)
1.64%[2]	3-month LIBOR	N/A	3/09/19	USD	2,800	2,862
1.65%[2]	3-month LIBOR	N/A	3/21/19	USD	3,400	2,883
1.96%[1]	3-month LIBOR	2/06/18[3]	2/06/20	USD	4,600	480
1.96%[1]	3-month LIBOR	2/16/18[3]	2/16/20	USD	540	126
7.32%[2]	28-day MXIBTIIE	N/A	2/20/20	MXN	2,559	409
7.35%[2]	28-day MXIBTIIE	N/A	2/20/20	MXN	250	49
2.08%[1]	3-month LIBOR	3/05/18[3]	3/05/20	USD	440	(764)
2.20%[1]	3-month LIBOR	3/13/18[3]	3/13/20	USD	440	(1,685)
7.16%[2]	28-day MXIBTIIE	N/A	3/20/20	MXN	1,695	45
7.17%[2]	28-day MXIBTIIE	N/A	3/20/20	MXN	1,695	70
1.37%[1]	3-month LIBOR	N/A	11/30/20	USD	2,470	36,909
3.39%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	308	1,974
3.39%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	308	1,867
3.37%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	303	2,367
7.45%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	863	530
7.48%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	431	305
7.47%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	431	295
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	15	(187)
3.46%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	308	(152)
3.45%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	308	(777)
3.43%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	303	(1,569)
3.57%[2]	UK RPI All Items Monthly	N/A	2/15/27	GBP	468	6,879
7.85%[2]	28-day MXIBTIIE	N/A	3/02/37	MXN	339	182
7.82%[2]	28-day MXIBTIIE	N/A	3/04/37	MXN	341	115
Total						$52,478

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	295	$(2,658)	$(764)	$(1,894)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	177	$(218)	—	$ (218)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	212	(252)	—	(252)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	27	(21)	—	(21)
12.10%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	192	(696)	—	(696)
9.99%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	340	(122)	—	(122)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	340	(27)	—	(27)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	340	(27)	—	(27)
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	938	(48)	—	(48)
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	1,125	31	—	31
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	1,600	(204)	$(3)	(201)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	908	(116)	(2)	(114)
11.00%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	81	714	—	714
9.73%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	203	154	—	154
11.02%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	43	388	—	388
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	1/02/20	BRL	41	390	—	390
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	203	154	—	154
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	203	154	—	154
10.98%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	40	348	—	348
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	16	191	—	191
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	640	(2,215)	(3)	(2,212)
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	810	2,859	4	2,855
Total						$1,437	$(4)	$ 1,441

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price[1]	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
EUR Currency	8.95%	BNP Paribas S.A.	6/05/17	EUR	880	$(2,375)	—	$(2,375)
EUR Currency	9.05%	Deutsche Bank AG	6/05/17	EUR	441	(1,391)	—	(1,391)
EUR Currency	8.95%	Deutsche Bank AG	6/05/17	EUR	243	(656)	—	(656)
EUR Currency	8.90%	HSBC Bank PLC	6/05/17	EUR	641	(1,583)	—	(1,583)
Total						$(6,005)	—	$(6,005)

[1]	At expiration, the Fund receives the difference between the implied volatility and predefined volatility strike price multiplied by the notional amount.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,494,148	$710,000	$4,204,148
Non-Agency Mortgage-Backed Securities	—	2,482,449	—	2,482,449
U.S. Government Sponsored Agency Securities	—	60,185,773	—	60,185,773
U.S. Treasury Obligations	—	39,008,949	—	39,008,949
Short-Term Securities:
Certificates of Deposit	—	1,302,306	—	1,302,306
Commercial Paper	—	440,476	—	440,476
Options Purchased:
Foreign currency exchange contracts	—	13,061	—	13,061
Interest rate contracts	$10,309	4,201	—	14,510
Liabilities:
Investments:
TBA Sale Commitments	—	(26,777,985)	—	(26,777,985)

Total	$10,309	$80,153,378	$710,000	$80,873,687

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$39,628	—	$39,628
Interest rate contracts	$6,566	50,639	—	57,205
Other contracts	—	13,087	—	13,087
Liabilities:
Credit contracts	—	(2,307)	—	(2,307)
Foreign currency exchange contracts	—	(34,364)	—	(34,364)
Interest rate contracts	(60,515)	(158,899)	—	(219,414)
Other contracts	—	(2,498)	—	(2,498)

Total	$(53,949)	$(94,714)	—	$(148,663)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $10,481,906 are categorized as level 2 within the disclosure hierarchy.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	9

Schedule of Investments (concluded)	BlackRock U.S. Government Bond V.I. Fund

During the period ended March 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2016	$1,360,300	$1,360,300
Transfers into Level 3	—	—
Transfers out of Level 3	(650,000)	(650,000)
Accrued discounts/premiums	28	28
Net realized gain (loss)	381	381
Net change in unrealized appreciation (depreciation)[1]	(709)	(709)
Purchases	500,000	500,000
Sales	(500,000)	(500,000)

Closing Balance, as of March 31, 2017	$710,000	$710,000

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017	—	—

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
Cubic Corp. (a)	57,200	$3,020,160
Air Freight & Logistics — 2.1%
Forward Air Corp.	49,800	2,368,986
Hub Group, Inc., Class A (b)	64,825	3,007,880

		5,376,866
Auto Components — 1.6%
Dorman Products, Inc. (a)(b)	22,404	1,840,041
Gentherm, Inc. (b)	54,800	2,150,900

		3,990,941
Banks — 6.4%
Banner Corp.	22,700	1,263,028
CenterState Banks, Inc.	31,700	821,030
Green Bancorp, Inc. (a)(b)	135,613	2,413,911
IBERIABANK Corp.	8,200	648,620
NBT Bancorp, Inc.	32,500	1,204,775
OFG Bancorp	96,800	1,142,240
Opus Bank	79,400	1,599,910
TCF Financial Corp.	95,400	1,623,708
Texas Capital Bancshares, Inc. (b)	20,800	1,735,760
TriState Capital Holdings, Inc. (b)	131,200	3,063,520
UMB Financial Corp. (a)	10,600	798,286

		16,314,788
Beverages — 1.6%
Boston Beer Co., Inc., Class A (a)(b)	19,883	2,876,076
Cott Corp. (a)	106,352	1,314,511

		4,190,587
Biotechnology — 0.0%
Xoma Corp. (a)(b)	14	100
Capital Markets — 1.7%
Financial Engines, Inc. (a)	51,400	2,238,470
Greenhill & Co., Inc. (a)	68,800	2,015,840

		4,254,310
Chemicals — 0.9%
HB Fuller Co.	4,800	247,488
Kraton Corp. (a)(b)	42,777	1,322,665
Stepan Co.	8,774	691,479

		2,261,632
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	73,023	3,183,803
Advanced Disposal Services, Inc. (b)	84,223	1,903,440
Pitney Bowes, Inc.	9,800	128,478

		5,215,721
Communications Equipment — 3.1%
Ciena Corp. (b)	69,600	1,643,256
Finisar Corp. (b)	57,000	1,558,380
NetScout Systems, Inc. (b)	43,253	1,641,451
Viavi Solutions, Inc. (b)	296,500	3,178,480

		8,021,567
Construction & Engineering — 0.7%
KBR, Inc.	112,900	1,696,887
Consumer Finance — 1.0%
Ezcorp, Inc., Class A (b)	31,700	258,355
Pra Group, Inc. (a)(b)	69,000	2,287,350

		2,545,705
Electric Utilities — 2.1%
ALLETE, Inc.	49,300	3,338,103

Common Stocks	Shares	Value
Electric Utilities (continued)
El Paso Electric Co.	42,000	$2,121,000

		5,459,103
Electrical Equipment — 0.4%
Generac Holdings, Inc. (a)(b)	26,600	991,648
Electronic Equipment, Instruments & Components — 2.4%
Anixter International, Inc. (b)	31,900	2,529,670
FARO Technologies, Inc. (b)	40,800	1,458,600
MTS Systems Corp. (a)	37,991	2,091,405

		6,079,675
Energy Equipment & Services — 3.1%
CARBO Ceramics, Inc. (a)(b)	43,693	569,757
Dril-Quip, Inc. (a)(b)	35,600	1,941,980
Newpark Resources, Inc. (a)(b)	405,900	3,287,790
Patterson-UTI Energy, Inc. (a)	20,100	487,827
Superior Energy Services, Inc. (a)(b)	107,671	1,535,388

		7,822,742
Equity Real Estate Investment Trusts (REITs) — 4.9%
Cedar Realty Trust, Inc.	451,601	2,267,037
LTC Properties, Inc.	71,595	3,429,401
Pebblebrook Hotel Trust (a)	97,297	2,842,045
Pennsylvania Real Estate Investment Trust (a)	180,437	2,731,816
Physicians Realty Trust	64,498	1,281,575

		12,551,874
Food & Staples Retailing — 1.2%
Smart & Final Stores, Inc. (b)	65,800	796,180
SUPERVALU, Inc. (b)	556,685	2,148,804

		2,944,984
Food Products — 1.1%
Nomad Holdings Ltd. (a)(b)	132,400	1,515,980
Pinnacle Foods, Inc.	23,643	1,368,220

		2,884,200
Gas Utilities — 1.0%
Northwest Natural Gas Co.	23,800	1,406,580
South Jersey Industries, Inc.	36,000	1,283,400

		2,689,980
Health Care Equipment & Supplies — 4.9%
Accuray, Inc. (a)(b)	135,756	644,841
Halyard Health, Inc. (b)	80,605	3,070,244
Invacare Corp. (a)	169,546	2,017,597
Merit Medical Systems, Inc. (b)	150,062	4,336,792
OraSure Technologies, Inc. (b)	181,247	2,343,524

		12,412,998
Health Care Providers & Services — 4.3%
Landauer, Inc. (a)	78,318	3,818,004
LifePoint Health, Inc. (b)	59,866	3,921,223
Owens & Minor, Inc. (a)	91,799	3,176,245

		10,915,472
Hotels, Restaurants & Leisure — 4.9%
BJ’s Restaurants, Inc. (b)	47,700	1,927,080
Bloomin’ Brands, Inc.	105,530	2,082,107
Bob Evans Farms, Inc.	68,333	4,432,762
ILG, Inc. (a)	169,794	3,558,882
Papa John’s International, Inc. (a)	7,034	563,001

		12,563,832

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund

Common Stocks	Shares	Value
Household Durables — 0.4%
Taylor Morrison Home Corp., Class A (b)	44,903	$957,332
Insurance — 4.9%
American Equity Investment Life Holding Co.	67,221	1,588,432
Employers Holdings, Inc.	44,800	1,700,160
Heritage Insurance Holdings, Inc. (a)	105,100	1,342,127
Horace Mann Educators Corp.	62,400	2,561,520
ProAssurance Corp.	42,500	2,560,625
Selective Insurance Group, Inc.	57,400	2,706,410

		12,459,274
Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com, Inc., Class A (a)(b)	152,893	1,559,509
IT Services — 1.3%
CACI International, Inc., Class A (b)	28,900	3,389,970
Life Sciences Tools & Services — 0.9%
Albany Molecular Research, Inc. (a)(b)	85,648	1,201,641
Pacific Biosciences of California, Inc. (a)(b)	203,762	1,053,450

		2,255,091
Machinery — 6.2%
Actuant Corp., Class A	96,700	2,548,045
Albany International Corp., Class A	37,500	1,726,875
Chart Industries, Inc. (b)	47,404	1,656,296
Franklin Electric Co., Inc.	46,700	2,010,435
Hillenbrand, Inc.	71,500	2,563,275
Kennametal, Inc.	23,900	937,597
Rexnord Corp. (b)	73,900	1,705,612
SPX Corp. (b)	99,700	2,417,725
Titan International, Inc.	12,500	129,250

		15,695,110
Marine — 0.6%
Scorpio Bulkers, Inc. (b)	176,631	1,625,005
Media — 1.4%
Cable One, Inc.	5,536	3,457,066
Metals & Mining — 2.7%
AK Steel Holding Corp. (a)(b)	196,100	1,409,959
Century Aluminum Co. (a)(b)	104,800	1,329,912
Haynes International, Inc. (a)	60,304	2,298,788
Materion Corp.	53,014	1,778,620

		6,817,279
Multiline Retail — 0.7%
Dillard’s, Inc., Class A (a)	18,900	987,336
Fred’s, Inc., Class A (a)	67,173	879,966

		1,867,302
Oil, Gas & Consumable Fuels — 1.9%
Eclipse Resources Corp. (a)(b)	431,700	1,096,518
Energen Corp. (b)	33,000	1,796,520
SM Energy Co. (a)	41,100	987,222
Whiting Petroleum Corp. (b)	100,200	947,892

		4,828,152
Paper & Forest Products — 2.7%
Boise Cascade Co. (b)	48,000	1,281,600
Clearwater Paper Corp. (b)	35,400	1,982,400
Domtar Corp. (a)	50,600	1,847,912
PH Glatfelter Co.	77,412	1,682,937

		6,794,849

Common Stocks	Shares	Value
Pharmaceuticals — 1.3%
Phibro Animal Health Corp., Class A	117,423	$3,299,586
Professional Services — 1.2%
Huron Consulting Group, Inc. (b)	30,800	1,296,680
TriNet Group, Inc. (b)	65,000	1,878,500

		3,175,180
Real Estate Management & Development — 0.9%
Marcus & Millichap, Inc. (b)	98,985	2,433,051
Road & Rail — 1.2%
Celadon Group, Inc. (a)	136,500	894,075
Heartland Express, Inc. (a)	109,100	2,187,455

		3,081,530
Semiconductors & Semiconductor Equipment — 2.9%
DSP Group, Inc. (b)	141,967	1,703,604
Integrated Device Technology, Inc. (b)	67,600	1,600,092
Microsemi Corp. (b)	24,331	1,253,776
Rambus, Inc. (b)	120,400	1,582,056
Veeco Instruments, Inc. (b)	39,500	1,179,075

		7,318,603
Software — 3.7%
Bottomline Technologies, Inc. (b)	70,000	1,655,500
BroadSoft, Inc. (b)	33,000	1,326,600
PTC, Inc. (b)	29,900	1,571,245
Tivo Corp.	97,766	1,833,114
Verint Systems, Inc. (b)	43,200	1,873,800
Zynga, Inc., Class A (b)	404,200	1,151,970

		9,412,229
Specialty Retail — 4.4%
Abercrombie & Fitch Co., Class A (a)	18,600	221,898
DSW, Inc., Class A (a)	27,140	561,255
Express, Inc. (b)	143,100	1,303,641
Five Below, Inc. (b)	45,900	1,987,929
Hibbett Sports, Inc. (a)(b)	63,400	1,870,300
Monro Muffler Brake, Inc. (a)	51,141	2,664,446
Murphy USA, Inc. (b)	8,093	594,188
Party City Holdco, Inc. (a)(b)	75,960	1,067,238
Penske Automotive Group, Inc. (a)	18,731	876,798

		11,147,693
Technology Hardware, Storage & Peripherals — 0.8%
Diebold Nixdorf, Inc. (a)	63,900	1,961,730
Textiles, Apparel & Luxury Goods — 3.4%
G-III Apparel Group Ltd. (a)(b)	44,754	979,665
Oxford Industries, Inc.	32,520	1,862,095
Skechers U.S.A., Inc., Class A (b)	69,000	1,894,050
Steven Madden Ltd. (b)	35,200	1,356,960
Vera Bradley, Inc. (b)	29,600	275,576
Wolverine World Wide, Inc.	93,290	2,329,451

		8,697,797
Thrifts & Mortgage Finance — 0.8%
Astoria Financial Corp.	70,200	1,439,802
Northwest Bancshares, Inc.	40,600	683,704

		2,123,506

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund

Common Stocks	Shares	Value
Tobacco — 0.1%
Turning Point Brands, Inc. (b)	12,649	$197,324
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	23,900	1,478,215
Kaman Corp. (a)	55,300	2,661,589

		4,139,804
Total Common Stocks — 99.2%		252,899,744
Total Long-Term Investments (Cost — $225,251,663) — 99.2%		252,899,744

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)(d)	2,950,494	$2,950,494
SL Liquidity Series, LLC, Money Market Series, 1.11% (c)(d)(e)	48,240,464	48,245,288
Total Short-Term Securities (Cost — $51,200,268) — 20.1%		51,195,782
Total Investments (Cost — $276,451,931*) — 119.3%		304,095,526
Liabilities in Excess of Other Assets — (19.3)%		(49,197,420)

Net Assets — 100.0%		$254,898,106

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$277,105,818

Gross unrealized appreciation	$39,414,896
Gross unrealized depreciation	(12,425,188)

Net unrealized appreciation	$26,989,708

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,781,802	(5,831,308)	2,950,494	$2,950,494	$ 2,913		—	—
SL Liquidity Series, LLC, Money Market Series	33,718,069	14,522,395	48,240,464	48,245,288	34,681	[2]	$1,674	$1,452
Total				$51,195,782	$37,594		$1,674	$1,452

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodolgies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund

be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation technologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$252,899,744	—	—	$252,899,744
Short-Term Securities	2,950,494	—	—	2,950,494

Subtotal	$255,850,238	—	—	$255,850,238

Investments Valued at NAV[2]				48,245,288

Total Investments				$304,095,526

1 See above Schedule of Investments for values in each industry.

2 As of March 31, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: May 23, 2017